                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839
                  ---------------------------------------------


                              SPDR(R) SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


(Name and Address of Agent for Service)              Copy to:

Ryan M. Louvar, Esq.                                 W. John McGuire, Esq.
Vice President and Senior Counsel                    Morgan, Lewis & Bochius LLP
State Street Bank and Trust Company                  1111 Pennsylvania Ave., NW
One Lincoln Street/CPH 0326                          Washington, DC 20004
Boston, MA 02111


Registrant's telephone number, including area code:  (866) 787-2257
                                                     --------------
Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SPDR DOW JONES TOTAL MARKET ETF (FORMERLY SPDR DJ WILSHIRE TOTAL MARKET ETF) SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.2%
BE Aerospace, Inc. (a).................................          2,982   $     25,854
Boeing Co. ............................................         10,130        360,425
Ceradyne, Inc. (a)(b)..................................            515          9,337
General Dynamics Corp. ................................          4,679        194,600
Goodrich Corp. ........................................          2,805        106,281
Honeywell International, Inc. .........................         10,350        288,351
ITT Corp. .............................................          3,459        133,068
L-3 Communications Holdings, Inc. .....................          2,133        144,617
Lockheed Martin Corp. .................................          4,814        332,310
Northrop Grumman Corp. ................................          5,397        235,525
Precision Castparts Corp. .............................          1,824        109,258
Raytheon Co. ..........................................          6,794        264,558
Rockwell Collins, Inc. ................................          3,379        110,291
Taser International, Inc. (a)..........................            964          4,512
United Technologies Corp. .............................         12,988        558,224
                                                                         ------------
                                                                            2,877,211
                                                                         ------------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide, Inc. .........................          2,453        111,881
Expeditors International Washington, Inc. .............          3,191         90,273
FedEx Corp. ...........................................          4,434        197,269
Forward Air Corp. (b)..................................          3,511         56,984
United Parcel Service, Inc. (Class B)..................          9,288        457,155
UTI Worldwide, Inc. ...................................          3,480         41,586
                                                                         ------------
                                                                              955,148
                                                                         ------------
AIRLINES -- 0.2%
AMR Corp. (a)..........................................          4,961         15,826
Continental Airlines, Inc. (Class B) (a)(b)............          1,911         16,836
Delta Air Lines, Inc. (a)..............................          9,140         51,458
JetBlue Airways Corp. (a)(b)...........................          5,167         18,859
Southwest Airlines Co. ................................         11,213         70,978
UAL Corp. (a)(b).......................................          2,422         10,851
US Airways Group, Inc. (a)(b)..........................          2,866          7,251
                                                                         ------------
                                                                              192,059
                                                                         ------------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. (b)...................................          1,242         25,213
Gentex Corp. (b).......................................          5,476         54,541
Johnson Controls, Inc. ................................          9,732        116,784
Modine Manufacturing Co. ..............................          3,239          8,097
The Goodyear Tire & Rubber Co. (a).....................          5,144         32,201
WABCO Holdings, Inc. ..................................          1,519         18,699
                                                                         ------------
                                                                              255,535
                                                                         ------------
AUTOMOBILES -- 0.1%
Ford Motor Co. (a)(b)..................................         28,733         75,568
General Motors Corp. (b)...............................          8,425         16,344
Harley-Davidson, Inc. (b)..............................          4,521         60,536
Thor Industries, Inc. (b)..............................            537          8,388
                                                                         ------------
                                                                              160,836
                                                                         ------------
BEVERAGES -- 2.4%
Central European Distribution Corp. (a)(b).............            703          7,564
Coca-Cola Enterprises, Inc. ...........................          5,867         77,386
Constellation Brands, Inc. (Class A) (a)...............          4,186         49,814
Dr. Pepper Snapple Group, Inc. (a).....................          3,918         66,253
Hansen Natural Corp. (a)(b)............................          1,229         44,244
Molson Coors Brewing Co. (Class B).....................          2,188         75,005
PepsiCo, Inc. .........................................         23,665      1,218,274
The Coca-Cola Co. .....................................         31,901      1,402,049
The Pepsi Bottling Group, Inc. ........................          3,636         80,501
                                                                         ------------
                                                                            3,021,090
                                                                         ------------
BIOTECHNOLOGY -- 2.3%
Acorda Therapeutics, Inc. (a)..........................          1,024         20,285
Alexion Pharmaceuticals, Inc. (a)......................          1,254         47,226
Alkermes, Inc. (a).....................................          2,457         29,803
Alnylam Pharmaceuticals, Inc. (a)(b)...................          1,126         21,439
Amgen, Inc. (a)........................................         15,940        789,349
Amylin Pharmaceuticals, Inc. (a)(b)....................          2,409         28,306
AVI BioPharma, Inc. (a)................................          5,061          3,340
Biogen Idec, Inc. (a)..................................          4,659        244,225
BioMarin Pharmaceutical, Inc. (a)(b)...................          1,976         24,404
Celgene Corp. (a)......................................          7,229        320,968
Cephalon, Inc. (a)(b)..................................          1,364         92,888
Chelsea Therapeutics International, Inc. (a)...........          7,008         10,722
Cubist Pharmaceuticals, Inc. (a)(b)....................          1,338         21,890
Facet Biotech Corp. (a)................................          3,608         34,276
Genzyme Corp. (a)......................................          4,126        245,043
Gilead Sciences, Inc. (a)..............................         13,996        648,295
Human Genome Sciences, Inc. (a)(b).....................          6,328          5,252
InterMune, Inc. (a)(b).................................            482          7,924
Isis Pharmaceuticals, Inc. (a)(b)......................          2,143         32,166
Isolagen, Inc. (a)(b)..................................         11,874          2,018
Martek Biosciences Corp. (b)...........................            995         18,159
Medarex, Inc. (a)(b)...................................          3,890         19,956
Myriad Genetics, Inc. (a)(b)...........................          1,440         65,477
Neurocrine Biosciences, Inc. (a).......................          2,013          7,146
Novavax, Inc. (a)(b)...................................          3,695          3,769
Onyx Pharmaceuticals, Inc. (a)(b)......................            951         27,151
OSI Pharmaceuticals, Inc. (a)(b).......................          1,147         43,884
PDL BioPharma, Inc. ...................................          3,662         25,927
Pharmasset, Inc. (a)(b)................................            381          3,738
SIGA Technologies, Inc. (a)(b).........................          8,173         41,437
StemCells, Inc. (a)(b).................................          5,503          9,190
Vertex Pharmaceuticals, Inc. (a)(b)....................          2,125         61,051
                                                                         ------------
                                                                            2,956,704
                                                                         ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. ...........................................          6,128         42,774
Quanex Building Products Corp. ........................            579          4,400
Simpson Manufacturing Co., Inc. (b)....................          1,451         26,147
USG Corp. (a)..........................................          1,088          8,280
                                                                         ------------
                                                                               81,601
                                                                         ------------
CAPITAL MARKETS -- 2.4%
Affiliated Managers Group, Inc. (a)(b).................            690         28,780
Ameriprise Financial, Inc. ............................          3,205         65,670
BlackRock, Inc. (b)....................................            270         35,111
Diamond Hill Investment Group, Inc. (a)................            127          4,994
E*TRADE Financial Corp. (a)(b).........................          8,851         11,329
Eaton Vance Corp. (b)..................................          1,967         44,946
Federated Investors, Inc. (Class B)....................            921         20,501
Franklin Resources, Inc. ..............................          2,405        129,557
International Assets Holding Corp. (a)(b)..............          2,723         27,747
Invesco, Ltd. .........................................          5,704         79,057
Janus Capital Group, Inc. (b)..........................          5,475         36,409
Jefferies Group, Inc. (a)(b)...........................          1,731         23,888

SPDR DOW JONES TOTAL MARKET ETF (FORMERLY SPDR DJ WILSHIRE TOTAL MARKET ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
KBW, Inc. (a)..........................................            798   $     16,239
Knight Capital Group, Inc. (Class A) (a)...............            717         10,569
Legg Mason, Inc. (b)...................................          2,841         45,172
Morgan Stanley.........................................         15,074        343,235
Northern Trust Corp. ..................................          3,441        205,841
Raymond James Financial, Inc. (b)......................          1,689         33,273
SEI Investments Co. ...................................          5,382         65,714
State Street Corp. (c).................................          6,384        196,500
T. Rowe Price Group, Inc. (b)..........................          3,513        101,385
TD Ameritrade Holding Corp. (a)........................          4,089         56,469
The Bank of New York Mellon Corp. .....................         16,684        471,323
The Charles Schwab Corp. ..............................         15,017        232,764
The Goldman Sachs Group, Inc. .........................          6,367        675,029
Waddell & Reed Financial, Inc. (Class A)...............          3,009         54,373
                                                                         ------------
                                                                            3,015,875
                                                                         ------------
CHEMICALS -- 2.1%
Air Products & Chemicals, Inc. ........................          2,924        164,475
Airgas, Inc. ..........................................          1,207         40,809
Ashland, Inc. .........................................          1,656         17,106
Cabot Corp. ...........................................          1,907         20,043
Calgon Carbon Corp. (a)(b).............................          1,638         23,210
Celanese Corp. (Series A)..............................          2,788         37,275
CF Industries Holdings, Inc. ..........................            894         63,590
E. I. du Pont de Nemours & Co. ........................         13,791        307,953
Eastman Chemical Co. ..................................          2,057         55,128
Ecolab, Inc. ..........................................          3,694        128,293
FMC Corp. .............................................          1,147         49,482
Monsanto Co. ..........................................          8,369        695,464
Nalco Holding Co. .....................................          3,425         44,765
PPG Industries, Inc. ..................................          2,980        109,962
Praxair, Inc. .........................................          5,187        349,033
Rohm & Haas Co. .......................................          3,042        239,831
Sigma-Aldrich Corp. (b)................................          1,619         61,182
Terra Industries, Inc. (b).............................          1,792         50,337
The Dow Chemical Co. ..................................         13,782        116,182
The Mosaic Co. ........................................          2,321         97,436
                                                                         ------------
                                                                            2,671,556
                                                                         ------------
COMMERCIAL BANKS -- 2.3%
Arrow Financial Corp. (b)..............................          4,090         96,892
Bank of Hawaii Corp. (b)...............................            781         25,757
BB&T Corp. (b).........................................          7,359        124,514
CapitalSource, Inc. (b)................................          1,664          2,030
Capitol Bancorp, Ltd. (b)..............................          2,988         12,400
Cathay General Bancorp (b).............................          1,091         11,379
Centerstate Banks of Florida, Inc. ....................          2,221         24,453
Citizens Republic Bancorp, Inc. (a)(b).................          4,380          6,789
Columbia Banking System, Inc. (b)......................          4,260         27,264
Comerica, Inc. (b).....................................          1,603         29,351
CVB Financial Corp. (b)................................          6,693         44,375
F.N.B. Corp. (b).......................................          6,059         46,473
Farmers Capital Bank Corp. (b).........................          1,967         30,823
Fifth Third Bancorp (b)................................          6,686         19,523
First Bancorp- North Carolina (b)......................          2,503         29,961
First Commonwealth Financial Corp. (b).................          5,946         52,741
First Horizon National Corp. (b).......................          3,400         36,516
First Merchants Corp. .................................          4,788         51,663
Horizon Financial Corp. (b)............................          3,472          6,215
Huntington Bancshares, Inc. (b)........................          5,162          8,569
Independent Bank Corp. -- Massachusetts (b)............          3,310         48,822
Integra Bank Corp. (b).................................          3,122          5,901
International Bancshares Corp. (b).....................          1,472         11,482
Keycorp................................................          5,530         43,521
Lakeland Financial Corp. ..............................          4,578         87,852
M&T Bank Corp. (b).....................................          1,173         53,067
Marshall & Ilsley Corp. (b)............................          3,248         18,286
National Penn Bancshares, Inc. (b).....................          6,594         54,730
Old National Bancorp (b)...............................          1,277         14,264
PacWest Bancorp (b)....................................          1,789         25,636
PNC Financial Services Group, Inc. (b).................          5,081        148,822
Popular, Inc. (b)......................................          3,506          7,643
Regions Financial Corp. (b)............................         11,607         49,446
Renasant Corp. (b).....................................          5,580         70,085
Sandy Spring Bancorp, Inc. (b).........................          3,353         37,419
Simmons First National Corp. ..........................          3,430         86,402
StellarOne Corp. (b)...................................          5,867         69,876
SunTrust Banks, Inc. ..................................          4,442         52,149
Susquehanna Bancshares, Inc. (b).......................          5,767         53,806
Synovus Financial Corp. (b)............................          1,415          4,599
The Colonial BancGroup, Inc. (b).......................          1,875          1,688
Trustmark Corp. (b)....................................          1,217         22,368
U.S. Bancorp...........................................         23,941        349,778
UCBH Holdings, Inc. (b)................................          4,954          7,481
Umpqua Holdings Corp. (b)..............................          5,104         46,242
United Bankshares, Inc. (b)............................            940         16,206
United Community Banks, Inc. (b).......................          3,696         15,375
Wells Fargo & Co. .....................................         56,576        805,642
Zions Bancorp (b)......................................          1,088         10,695
                                                                         ------------
                                                                            2,906,971
                                                                         ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Avery Dennison Corp. ..................................          2,389         53,370
Cintas Corp. (b).......................................          3,276         80,983
Courier Corp. .........................................          2,832         42,962
Covanta Holding Corp. (a)..............................          2,326         30,447
Ennis, Inc. ...........................................          5,634         49,917
Herman Miller, Inc. ...................................          3,079         32,822
Iron Mountain, Inc. (a)(b).............................          4,090         90,675
Kimball International, Inc. (Class B)..................          5,624         36,894
Pitney Bowes, Inc. ....................................          3,949         92,209
R.R. Donnelley & Sons Co. (b)..........................          5,007         36,701
Republic Services, Inc. ...............................          4,260         73,059
Stericycle, Inc. (a)(b)................................          1,126         53,744
Waste Connections, Inc. (a)............................          1,512         38,858
Waste Management, Inc. ................................          7,446        190,618
                                                                         ------------
                                                                              903,259
                                                                         ------------
COMMUNICATIONS EQUIPMENT -- 2.8%
3Com Corp. (a).........................................         18,094         55,910
ADC Telecommunications, Inc. (a).......................          3,632         15,944
Arris Group, Inc. (a)..................................          4,026         29,672
Avocent Corp. (a)(b)...................................            781          9,481
Brocade Communications Systems, Inc. (a)...............          3,506         12,096
CIENA Corp. (a)(b).....................................          3,497         27,207
Cisco Systems, Inc. (a)................................         89,615      1,502,844
CommScope, Inc. (a)(b).................................          1,807         20,528
Comtech Telecommunications Corp. (a)...................            810         20,064
Corning, Inc. .........................................         23,411        310,664
EchoStar Corp. (Class A) (a)(b)........................            969         14,370
F5 Networks, Inc. (a)(b)...............................          1,530         32,053
Finisar Corp. (a)(b)...................................          5,841          2,570

SPDR DOW JONES TOTAL MARKET ETF (FORMERLY SPDR DJ WILSHIRE TOTAL MARKET ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
Harmonic, Inc. (a).....................................          2,238   $     14,547
Harris Corp. ..........................................          2,843         82,276
InterDigital, Inc. (a).................................          1,200         30,984
JDS Uniphase Corp. (a).................................          5,021         16,318
Juniper Networks, Inc. (a).............................          9,091        136,910
Motorola, Inc. ........................................         34,562        146,197
MRV Communications, Inc. (a)...........................          6,814          2,112
Phazar Corp. (a).......................................          1,359          3,153
Plantronics, Inc. .....................................            781          9,427
Polycom, Inc. (a)(b)...................................          1,821         28,025
QUALCOMM, Inc. ........................................         24,783        964,307
Tellabs, Inc. (a)......................................          9,982         45,718
                                                                         ------------
                                                                            3,533,377
                                                                         ------------
COMPUTERS & PERIPHERALS -- 4.5%
Apple, Inc. (a)........................................         13,720      1,442,247
Avid Technology, Inc. (a)(b)...........................          1,307         11,946
Dell, Inc. (a).........................................         27,096        256,870
EMC Corp. (a)..........................................         31,008        353,491
Hewlett-Packard Co. ...................................         37,135      1,190,548
Icad, Inc. (a).........................................          7,009          6,518
International Business Machines Corp. .................         20,406      1,977,137
Lexmark International, Inc. (Class A) (a)..............          1,655         27,920
NCR Corp. (a)..........................................          3,644         28,970
NetApp, Inc. (a).......................................          6,376         94,620
Novatel Wireless, Inc. (a).............................          1,448          8,138
Palm, Inc. (a)(b)......................................          2,811         24,231
QLogic Corp. (a)(b)....................................          4,548         50,574
SanDisk Corp. (a)......................................          4,706         59,531
Seagate Technology.....................................          7,931         47,665
Sun Microsystems, Inc. (a).............................         13,122         96,053
Teradata Corp. (a).....................................          3,329         53,996
Western Digital Corp. (a)..............................          4,544         87,881
                                                                         ------------
                                                                            5,818,336
                                                                         ------------
CONSTRUCTION & ENGINEERING -- 0.3%
Aecom Technology Corp. (a).............................          1,331         34,713
EMCOR Group, Inc. (a)..................................          1,294         22,218
Fluor Corp. ...........................................          2,987        103,201
Jacobs Engineering Group, Inc. (a).....................          1,970         76,160
KBR, Inc. .............................................          2,442         33,724
Quanta Services, Inc. (a)..............................          2,909         62,398
The Shaw Group, Inc. (a)...............................          1,404         38,484
URS Corp. (a)..........................................          1,252         50,593
                                                                         ------------
                                                                              421,491
                                                                         ------------
CONSTRUCTION MATERIALS -- 0.1%
Eagle Materials, Inc. .................................          1,296         31,428
Headwaters, Inc. (a)(b)................................            579          1,818
Martin Marietta Materials, Inc. (b)....................            923         73,194
Vulcan Materials Co. (b)...............................          1,828         80,962
                                                                         ------------
                                                                              187,402
                                                                         ------------
CONSUMER FINANCE -- 0.3%
American Express Co. ..................................         15,508        211,374
AmeriCredit Corp. (a)(b)...............................          3,661         21,453
Capital One Financial Corp. ...........................          5,810         71,114
Discover Financial Services............................          7,144         45,079
SLM Corp. (a)..........................................          7,849         38,853
                                                                         ------------
                                                                              387,873
                                                                         ------------
CONTAINERS & PACKAGING -- 0.2%
Crown Holdings, Inc. (a)...............................          4,066         92,420
Myers Industries, Inc. ................................            530          3,254
Owens-Illinois, Inc. (a)...............................          3,253         46,973
Pactiv Corp. (a).......................................          3,887         56,712
Sealed Air Corp. ......................................          4,553         62,832
Temple-Inland, Inc. (b)................................          2,271         12,195
                                                                         ------------
                                                                              274,386
                                                                         ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. .....................................          1,380         41,207
LKQ Corp. (a)(b).......................................          2,832         40,412
                                                                         ------------
                                                                               81,619
                                                                         ------------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
Apollo Group, Inc. (a).................................          2,319        181,647
Capella Education Co. (a)(b)...........................            717         38,001
Career Education Corp. (a).............................          2,546         61,002
Corinthian Colleges, Inc. (a)(b).......................          1,955         38,025
DeVry, Inc. ...........................................            990         47,698
H&R Block, Inc. .......................................          4,964         90,295
ITT Educational Services, Inc. (a)(b)..................            797         96,772
Service Corp. International............................         10,582         36,931
Sotheby's (b)..........................................          1,067          9,603
Strayer Education, Inc. (b)............................            278         50,004
                                                                         ------------
                                                                              649,978
                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.3%
Bank of America Corp. .................................         89,205        608,378
CIT Group, Inc. (b)....................................          4,386         12,500
Citigroup, Inc. (b)....................................         78,633        198,941
CME Group, Inc. .......................................          1,052        259,202
Intercontinental Exchange, Inc. (a)....................          1,277         95,098
JPMorgan Chase & Co. ..................................         56,168      1,492,945
Leucadia National Corp. (a)(b).........................          3,909         58,205
Medallion Financial Corp. .............................          1,007          7,462
Moody's Corp. (b)......................................          3,725         85,377
MSCI, Inc. (Class A) (a)...............................          1,638         27,699
NYSE Euronext..........................................          4,212         75,395
PHH Corp. (a)(b).......................................          1,053         14,795
The Nasdaq OMX Group, Inc. (a)(b)......................          2,672         52,318
                                                                         ------------
                                                                            2,988,315
                                                                         ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.1%
AT&T, Inc. ............................................         88,407      2,227,856
CenturyTel, Inc. (b)...................................          1,752         49,266
Cogent Communications Group, Inc. (a)..................          2,723         19,606
Embarq Corp. ..........................................          2,130         80,621
Fibernet Telecom Group, Inc. (a).......................          4,285         47,135
Frontier Communications Corp. .........................          9,379         67,341
Level 3 Communications, Inc. (a)(b)....................         13,632         12,541
Qwest Communications International, Inc. (b)...........         26,383         90,230
SureWest Communications (b)............................          2,772         21,622
tw telecom, inc. (a)(b)................................          3,636         31,815
Verizon Communications, Inc. ..........................         42,095      1,271,269
Windstream Corp. ......................................          8,164         65,802
                                                                         ------------
                                                                            3,985,104
                                                                         ------------
ELECTRIC UTILITIES -- 2.2%
Allegheny Energy, Inc. ................................          3,622         83,922
American Electric Power Co., Inc. .....................          6,451        162,952

SPDR DOW JONES TOTAL MARKET ETF (FORMERLY SPDR DJ WILSHIRE TOTAL MARKET ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
Brookfield Infrastructure Partners LP (b)..............          1,924   $     25,435
Central Vermont Public Service Corp. ..................          4,684         81,033
Duke Energy Corp. .....................................         16,094        230,466
Edison International...................................          5,246        151,137
Entergy Corp. .........................................          2,813        191,537
Exelon Corp. ..........................................         10,001        453,945
FirstEnergy Corp. .....................................          4,865        187,789
FPL Group, Inc. .......................................          5,590        283,581
Maine & Maritimes Corp. ...............................            127          4,445
MGE Energy, Inc. ......................................          3,281        102,925
Northeast Utilities....................................          2,264         48,880
Pepco Holdings, Inc. ..................................          6,508         81,220
Pinnacle West Capital Corp. ...........................          1,546         41,062
PPL Corp. .............................................          5,620        161,350
Progress Energy, Inc. .................................          3,060        110,956
The Southern Co. ......................................         12,263        375,493
Unitil Corp. (b).......................................          2,458         49,357
                                                                         ------------
                                                                            2,827,485
                                                                         ------------
ELECTRICAL EQUIPMENT -- 0.7%
Capstone Turbine Corp. (a)(b)..........................          8,173          5,885
Cooper Industries, Ltd. (Class A)......................          3,613         93,432
Emerson Electric Co. ..................................         11,785        336,815
Energy Conversion Devices, Inc. (a)(b).................            946         12,553
First Solar, Inc. (a)(b)...............................            665         88,245
General Cable Corp. (a)(b).............................          1,433         28,402
GrafTech International, Ltd. (a).......................          2,666         16,423
Hubbell, Inc. (Class B)................................          2,184         58,881
PowerSecure International, Inc. (a)(b).................          3,117         10,660
Rockwell Automation, Inc. .............................          2,783         60,781
Roper Industries, Inc. (b).............................          2,349         99,715
SunPower Corp. (Class A) (a)(b)........................          1,511         35,932
                                                                         ------------
                                                                              847,724
                                                                         ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.6%
Agilent Technologies, Inc. (a).........................          6,197         95,248
Amphenol Corp. (Class A)...............................          3,696        105,299
Arrow Electronics, Inc. (a)............................          3,554         67,739
Avnet, Inc. (a)........................................          4,088         71,581
Benchmark Electronics, Inc. (a)........................          3,007         33,678
Dolby Laboratories, Inc. (Class A) (a)(b)..............          1,079         36,805
FLIR Systems, Inc. (a).................................          2,084         42,680
Itron, Inc. (a)(b).....................................            673         31,867
Jabil Circuit, Inc. ...................................          4,017         22,334
L-1 Identity Solutions, Inc. (a)(b)....................          2,269         11,595
Lightpath Technologies, Inc. (a)(b)....................          7,980          4,549
Molex, Inc. (b)........................................          3,815         52,418
National Instruments Corp. (b).........................          1,498         27,938
Sanmina-SCI Corp. (a)..................................         14,590          4,450
Tech Data Corp. (a)....................................          2,698         58,762
Trimble Navigation, Ltd. (a)...........................          3,747         57,254
Tyco Electronics, Ltd. ................................          6,610         72,974
Vishay Intertechnology, Inc. (a)(b)....................          5,700         19,836
                                                                         ------------
                                                                              817,007
                                                                         ------------
ENERGY EQUIPMENT & SERVICES -- 1.6%
Baker Hughes, Inc. ....................................          5,096        145,491
BJ Services Co. .......................................          5,561         55,332
Cameron International Corp. (a)........................          3,379         74,101
Diamond Offshore Drilling, Inc. (b)....................            781         49,094
ENSCO International, Inc. .............................          3,262         86,117
Exterran Holdings, Inc. (a)(b).........................          1,824         29,220
FMC Technologies, Inc. (a)(b)..........................          2,055         64,465
Halliburton Co. .......................................         14,041        217,214
Helmerich & Payne, Inc. (b)............................          1,787         40,690
Nabors Industries, Ltd. (a)(b).........................          5,321         53,157
National-Oilwell Varco, Inc. (a).......................          6,683        191,869
Noble Corp. (b)........................................            583         14,044
Omni Energy Services Corp. (a).........................          7,782         10,194
Patterson-UTI Energy, Inc. (b).........................          4,181         37,462
Pride International, Inc. (a)..........................          2,962         53,257
Rowan Cos., Inc. ......................................          3,493         41,811
Schlumberger, Ltd. ....................................         18,559        753,867
Smith International, Inc. .............................          3,085         66,266
Superior Energy Services, Inc. (a).....................          3,540         45,631
TGC Industries, Inc. (a)...............................          5,288         11,581
Tidewater, Inc. (b)....................................          1,115         41,400
                                                                         ------------
                                                                            2,082,263
                                                                         ------------
FOOD & STAPLES RETAILING -- 3.0%
Costco Wholesale Corp. ................................          6,988        323,684
CVS Caremark Corp. ....................................         22,749        625,370
Safeway, Inc. .........................................          7,242        146,216
SUPERVALU, Inc. .......................................          4,097         58,505
Sysco Corp. ...........................................          9,842        224,398
The Kroger Co. (b).....................................          9,046        191,956
Wal-Mart Stores, Inc. .................................         36,226      1,887,375
Walgreen Co. ..........................................         14,189        368,346
Whole Foods Market, Inc. (b)...........................          2,267         38,086
                                                                         ------------
                                                                            3,863,936
                                                                         ------------
FOOD PRODUCTS -- 1.8%
Archer-Daniels-Midland Co. ............................          9,156        254,354
Bunge, Ltd. (b)........................................          2,248        127,349
Campbell Soup Co. .....................................          5,031        137,648
ConAgra Foods, Inc. ...................................          9,076        153,112
Dean Foods Co. (a).....................................          3,568         64,509
Del Monte Foods Co. ...................................          9,463         68,985
Flowers Foods, Inc. (b)................................          3,302         77,531
General Mills, Inc. ...................................          5,520        275,338
H.J. Heinz Co. ........................................          4,727        156,275
Kellogg Co. ...........................................          3,142        115,091
Kraft Foods, Inc. .....................................         21,439        477,875
McCormick & Co., Inc. .................................          1,752         51,807
Sanderson Farms, Inc. (b)..............................            182          6,834
Sara Lee Corp. ........................................         12,967        104,773
Smithfield Foods, Inc. (a)(b)..........................          2,323         21,976
The Hershey Co. (b)....................................          2,749         95,528
The J.M. Smucker Co. ..................................          1,557         58,029
TreeHouse Foods, Inc. (a)(b)...........................          1,472         42,379
Tyson Foods, Inc. (Class A)............................          5,871         55,129
                                                                         ------------
                                                                            2,344,522
                                                                         ------------
GAS UTILITIES -- 0.2%
Chesapeake Utilities Corp. (b).........................          3,743        114,087
Delta Natural Gas Co., Inc. ...........................            254          5,438
Energy West, Inc. .....................................            504          4,123
Questar Corp. .........................................          2,338         68,807
RGC Resources, Inc. ...................................            127          3,175
                                                                         ------------
                                                                              195,630
                                                                         ------------

SPDR DOW JONES TOTAL MARKET ETF (FORMERLY SPDR DJ WILSHIRE TOTAL MARKET ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
ABIOMED, Inc. (a)......................................          1,841   $      9,021
American Medical Systems Holdings, Inc. (a)............          3,583         39,950
Angeion Corp. (a)......................................          3,308          7,145
Baxter International, Inc. ............................          9,558        489,561
Becton, Dickinson & Co. ...............................          3,842        258,336
Boston Scientific Corp. (a)............................         21,664        172,229
Bovie Medical Corp. (a)(b).............................          1,261          8,260
C.R. Bard, Inc. .......................................          2,010        160,237
Covidien, Ltd. ........................................          8,138        270,507
DENTSPLY International, Inc. (b).......................          1,883         50,559
Edwards Lifesciences Corp. (a).........................          1,586         96,159
ev3, Inc. (a)(b).......................................          2,668         18,943
Gen-Probe, Inc. (a)....................................            942         42,936
Hologic, Inc. (a)......................................          5,533         72,427
Hospira, Inc. (a)......................................          3,365        103,844
Immucor, Inc. (a)......................................          1,519         38,203
Intuitive Surgical, Inc. (a)...........................            529         50,445
Inverness Medical Innovations, Inc. (a)(b).............          1,753         46,682
Kinetic Concepts, Inc. (a)(b)..........................          1,395         29,462
MAKO Surgical Corp. (a)................................            626          4,814
Masimo Corp. (a)(b)....................................          1,229         35,616
Medtronic, Inc. .......................................         17,589        518,348
NuVasive, Inc. (a)(b)..................................            897         28,148
ResMed, Inc. (a).......................................          1,237         43,716
St. Jude Medical, Inc. (a).............................          5,516        200,396
Stryker Corp. .........................................          4,301        146,406
Thoratec Corp. (a)(b)..................................          1,087         27,925
Varian Medical Systems, Inc. (a).......................          2,495         75,948
Vascular Solutions, Inc. (a)(b)........................          1,134          6,940
Zimmer Holdings, Inc. (a)..............................          3,421        124,867
                                                                         ------------
                                                                            3,178,030
                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
Aetna, Inc. ...........................................          6,828        166,125
Almost Family, Inc. (a)(b).............................            127          2,424
Amedisys, Inc. (a)(b)..................................            732         20,123
AmerisourceBergen Corp. ...............................          3,232        105,557
athenahealth, Inc. (a)(b)..............................            717         17,287
Cardinal Health, Inc. .................................          5,959        187,589
CIGNA Corp. ...........................................          4,948         87,035
Community Health Systems, Inc. (a)(b)..................          1,024         15,708
Coventry Health Care, Inc. (a).........................          2,934         37,966
DaVita, Inc. (a).......................................          2,200         96,690
Express Scripts, Inc. (Class A) (a)....................          3,791        175,030
Health Management Associates, Inc. (Class A) (a)(b)....          4,522         11,667
Health Net, Inc. (a)...................................          2,944         42,629
HEALTHSOUTH Corp. (a)(b)...............................          3,042         27,013
Healthways, Inc. (a)...................................            391          3,429
Henry Schein, Inc. (a).................................          2,604        104,186
Humana, Inc. (a).......................................          3,073         80,144
Laboratory Corp. of America Holdings (a)...............          1,590         92,999
Lincare Holdings, Inc. (a).............................          2,416         52,669
McKesson Corp. ........................................          4,826        169,103
Medco Health Solutions, Inc. (a).......................          7,984        330,059
Omnicare, Inc. (b).....................................          2,535         62,082
Patterson Cos., Inc. (a)(b)............................          2,538         47,867
PharMerica Corp. (a)(b)................................            354          5,891
PSS World Medical, Inc. (a)(b).........................          2,301         33,019
Psychiatric Solutions, Inc. (a)(b).....................          1,603         25,215
Quest Diagnostics, Inc. ...............................          2,063         97,951
Tenet Healthcare Corp. (a).............................          9,254         10,735
UnitedHealth Group, Inc. ..............................         18,486        386,912
VCA Antech, Inc. (a)(b)................................          2,676         60,344
WellCare Health Plans, Inc. (a)........................            344          3,870
WellPoint, Inc. (a)....................................          8,181        310,633
                                                                         ------------
                                                                            2,869,951
                                                                         ------------
HEALTH CARE TECHNOLOGY -- 0.1%
HLTH Corp. (a)(b)......................................          2,688         27,821
IMS Health, Inc. ......................................          5,396         67,288
Phase Forward, Inc. (a)................................          1,490         19,057
Transcend Services, Inc. (a)...........................            381          3,791
                                                                         ------------
                                                                              117,957
                                                                         ------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
Bob Evans Farms, Inc. (b)..............................          4,424         99,186
Brinker International, Inc. ...........................          2,225         33,598
Carnival Corp. ........................................          6,436        139,018
Darden Restaurants, Inc. (b)...........................          2,717         93,084
Gaylord Entertainment Co. (a)(b).......................            579          4,823
International Game Technology..........................          6,205         57,210
Interval Leisure Group, Inc. (a).......................            870          4,611
Las Vegas Sands Corp. (a)(b)...........................          4,688         14,111
Marriott International, Inc. (Class A) (b).............          5,946         97,277
McDonald's Corp. ......................................         16,771        915,193
MGM Mirage, Inc. (a)(b)................................          2,330          5,429
Orient-Express Hotels, Ltd. (Class A) (b)..............            426          1,747
Panera Bread Co. (Class A) (a)(b)......................            698         39,018
Penn National Gaming, Inc. (a).........................          2,023         48,855
Scientific Games Corp. (Class A) (a)(b)................          3,082         37,323
Starbucks Corp. (a)....................................         11,281        125,332
Starwood Hotels & Resorts Worldwide, Inc. (b)..........          3,427         43,523
The Cheesecake Factory, Inc. (a)(b)....................          3,301         37,796
The Steak n Shake Co. (a)(b)...........................          4,077         30,863
Wendy's/Arby's Group, Inc. ............................          9,063         45,587
Wyndham Worldwide Corp. ...............................          5,171         21,718
Wynn Resorts, Ltd. (a)(b)..............................          1,574         31,433
Yum! Brands, Inc. .....................................          8,145        223,825
                                                                         ------------
                                                                            2,150,560
                                                                         ------------
HOUSEHOLD DURABLES -- 0.6%
American Greetings Corp. (Class A) (b).................          3,233         16,359
Bassett Furniture Industries, Inc. (b).................          5,186         10,061
Centex Corp. ..........................................          3,614         27,105
D.R. Horton, Inc. (b)..................................          5,517         53,515
Fortune Brands, Inc. ..................................          2,316         56,858
Garmin, Ltd. (b).......................................          2,133         45,241
Harman International Industries, Inc. (b)..............          1,702         23,028
KB HOME (b)............................................          2,857         37,655
Leggett & Platt, Inc. (b)..............................          4,426         57,494
Lennar Corp. (Class A) (b).............................          3,603         27,059
Mohawk Industries, Inc. (a)(b).........................            781         23,328
National Presto Industries, Inc. (b)...................            692         42,219
Newell Rubbermaid, Inc. ...............................          6,057         38,644
NVR, Inc. (a)(b).......................................            132         56,463

SPDR DOW JONES TOTAL MARKET ETF (FORMERLY SPDR DJ WILSHIRE TOTAL MARKET ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
Pulte Homes, Inc. (b)..................................          4,552   $     49,753
Ryland Group, Inc. (b).................................          1,264         21,058
The Black & Decker Corp. ..............................          1,553         49,013
Toll Brothers, Inc. (a)(b).............................          2,550         46,308
Whirlpool Corp. (b)....................................          1,397         41,337
                                                                         ------------
                                                                              722,498
                                                                         ------------
HOUSEHOLD PRODUCTS -- 2.4%
Church & Dwight Co., Inc. .............................          2,329        121,644
Colgate-Palmolive Co. .................................          7,596        448,012
Energizer Holdings, Inc. (a)(b)........................          1,324         65,789
Kimberly-Clark Corp. ..................................          6,165        284,268
Procter & Gamble Co. ..................................         44,723      2,106,006
The Clorox Co. ........................................          2,068        106,461
                                                                         ------------
                                                                            3,132,180
                                                                         ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Calpine Corp. (a)(b)...................................          5,380         36,638
Constellation Energy Group, Inc. ......................          3,130         64,666
Mirant Corp. (a).......................................          3,878         44,209
NRG Energy, Inc. (a)...................................          5,385         94,776
Reliant Energy, Inc. (a)...............................          7,877         25,128
The AES Corp. (a)......................................         11,315         65,740
                                                                         ------------
                                                                              331,157
                                                                         ------------
INDUSTRIAL CONGLOMERATES -- 1.7%
3M Co. ................................................          9,663        480,444
General Electric Co. ..................................        160,345      1,621,088
McDermott International, Inc. (a)......................          4,527         60,617
Textron, Inc. (b)......................................          4,050         23,247
                                                                         ------------
                                                                            2,185,396
                                                                         ------------
INSURANCE -- 3.6%
AFLAC, Inc. ...........................................          6,922        134,010
American International Group, Inc. (b).................         33,210         33,210
American Physicians Service Group, Inc. ...............          1,844         35,349
AON Corp. .............................................          4,037        164,790
Arthur J. Gallagher & Co. .............................          1,630         27,710
Assurant, Inc. ........................................          2,288         49,833
Berkshire Hathaway, Inc. (Class A) (a).................             16      1,387,200
Chubb Corp. ...........................................          5,933        251,085
Cincinnati Financial Corp. (b).........................          2,504         57,266
Crawford & Co. (Class B) (a)(b)........................            504          3,387
Donegal Group, Inc. (Class A)..........................          2,141         32,907
Eastern Insurance Holdings, Inc. ......................          1,007          7,824
Everest Re Group, Ltd. ................................          1,034         73,207
Fidelity National Financial, Inc. (Class A)............          4,156         81,084
Genworth Financial, Inc. (Class A).....................          5,305         10,080
Hartford Financial Services Group, Inc. ...............          4,479         35,160
IPC Holdings, Ltd. ....................................          2,308         62,408
Lincoln National Corp. (b).............................          4,167         27,877
Loews Corp. ...........................................          7,230        159,783
Marsh & McLennan Cos., Inc. ...........................          7,262        147,056
Max Capital Group, Ltd. (b)............................          1,945         33,532
MBIA, Inc. (a)(b)......................................          2,683         12,288
Mercer Insurance Group, Inc. ..........................            381          5,444
MetLife, Inc. .........................................          7,043        160,369
NYMAGIC, Inc. (b)......................................          1,741         21,240
Old Republic International Corp. ......................          4,409         47,705
PartnerRe, Ltd. .......................................          1,129         70,077
PMA Capital Corp. (Class A) (a)........................          3,582         14,937
Principal Financial Group, Inc. (b)....................          4,371         35,755
ProAssurance Corp. (a).................................          2,037         94,965
Prudential Financial, Inc. ............................          6,335        120,492
Reinsurance Group of America, Inc. ....................          1,183         38,317
RenaissanceRe Holdings, Ltd. ..........................          1,273         62,937
Seabright Insurance Holdings (a).......................          2,501         26,160
Selective Insurance Group, Inc. .......................          3,943         47,947
The Allstate Corp. ....................................          8,886        170,167
The Hanover Insurance Group, Inc. .....................          1,747         50,349
The Phoenix Cos., Inc. (b).............................          7,069          8,271
The Progressive Corp. (a)..............................          9,882        132,814
The Travelers Cos., Inc. ..............................          9,855        400,507
Torchmark Corp. (b)....................................          1,319         34,597
Transatlantic Holdings, Inc. ..........................            968         34,529
Unico American Corp. (a) (d)...........................          4,826         36,195
Unum Group.............................................          6,749         84,363
WR Berkley Corp. ......................................          2,211         49,858
XL Capital, Ltd. (Class A).............................          1,999         10,915
                                                                         ------------
                                                                            4,585,956
                                                                         ------------
INTERNET & CATALOG RETAIL -- 0.4%
Amazon.com, Inc. (a)(b)................................          4,637        340,541
Expedia, Inc. (a)......................................          4,342         39,425
HSN, Inc. (a)..........................................            870          4,472
Liberty Media Holding Corp. -- Interactive
  (Series A) (a)(b)....................................          9,918         28,762
Netflix, Inc. (a)(b)...................................            614         26,353
Priceline.com, Inc. (a)(b).............................            539         42,463
Ticketmaster (a).......................................            870          3,210
                                                                         ------------
                                                                              485,226
                                                                         ------------
INTERNET SOFTWARE & SERVICES -- 1.5%
Akamai Technologies, Inc. (a)..........................          3,378         65,533
Art Technology Group, Inc. (a).........................          5,646         14,397
EarthLink, Inc. (a)(b).................................          5,928         38,947
eBay, Inc. (a).........................................         15,633        196,351
Equinix, Inc. (a)(b)...................................            632         35,487
Google, Inc. (Class A) (a).............................          3,436      1,195,934
IAC/InterActiveCorp (a)................................          2,169         33,034
Internap Network Services Corp. (a)(b).................          4,548         12,234
Local.com Corp. (a)(b).................................          4,864         11,576
Quepasa Corp. (a)(b)...................................          6,037          6,278
Terremark Worldwide, Inc. (a)(b).......................          3,198          8,603
VeriSign, Inc. (a)(b)..................................          3,462         65,328
VistaPrint, Ltd. (a)(b)................................          1,040         28,590
Websense, Inc. (a).....................................            705          8,460
Yahoo!, Inc. (a).......................................         17,896        229,248
                                                                         ------------
                                                                            1,950,000
                                                                         ------------
IT SERVICES -- 1.7%
Accenture, Ltd. (Class A)..............................          7,875        216,484
Affiliated Computer Services, Inc. (Class A) (a).......          2,318        111,009
Alliance Data Systems Corp. (a)(b).....................          1,015         37,504
Automatic Data Processing, Inc. .......................          8,302        291,898
Broadridge Financial Solutions, Inc. ..................          2,888         53,746
Cognizant Technology Solutions Corp. (Class A) (a).....          5,228        108,690
Computer Sciences Corp. (a)............................          3,094        113,983
Fidelity National Information Services, Inc. ..........          4,465         81,263
Fiserv, Inc. (a).......................................          3,632        132,423
Lender Processing Services, Inc. ......................          2,072         63,424
Mastercard, Inc. (Class A) (b).........................          1,224        204,995

SPDR DOW JONES TOTAL MARKET ETF (FORMERLY SPDR DJ WILSHIRE TOTAL MARKET ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
Metavante Technologies, Inc. (a).......................          2,057   $     41,058
Paychex, Inc. .........................................          5,788        148,578
SAIC, Inc. (a).........................................          2,387         44,565
The Western Union Co. .................................         10,168        127,812
Total System Services, Inc. ...........................          3,252         44,910
Unisys Corp. (a).......................................          9,578          5,076
Visa, Inc. (Class A) (b)...............................          6,435        357,786
                                                                         ------------
                                                                            2,185,204
                                                                         ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. (b)....................................          2,584          8,915
Eastman Kodak Co. (b)..................................          5,408         20,550
Hasbro, Inc. ..........................................          3,603         90,327
Mattel, Inc. ..........................................          8,115         93,566
Pool Corp. (b).........................................          2,899         38,847
                                                                         ------------
                                                                              252,205
                                                                         ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Affymetrix, Inc. (a)(b)................................          1,680          5,494
AMAG Pharmaceuticals, Inc. (a).........................            309         11,362
Charles River Laboratories International, Inc. (a)(b)..          1,073         29,196
Covance, Inc. (a)(b)...................................            986         35,131
Illumina, Inc. (a)(b)..................................          2,034         75,746
Life Technologies Corp. (a)............................          3,122        101,403
Medivation, Inc. (a)(b)................................          1,446         26,418
Millipore Corp. (a)(b).................................          1,400         80,374
Nektar Therapeutics (a)(b).............................          1,173          6,322
PerkinElmer, Inc. .....................................          3,714         47,428
Pharmaceutical Product Development, Inc. ..............          1,228         29,128
Pure Bioscience (a)(b).................................         13,616         26,279
Sequenom, Inc. (a)(b)..................................          1,302         18,514
Techne Corp. ..........................................          1,542         84,363
Thermo Fisher Scientific, Inc. (a).....................          7,022        250,475
Waters Corp. (a).......................................          2,082         76,930
                                                                         ------------
                                                                              904,563
                                                                         ------------
MACHINERY -- 1.8%
AGCO Corp. (a).........................................          1,182         23,167
Bucyrus International, Inc. (Class A) (b)..............          1,338         20,311
Caterpillar, Inc. .....................................          9,386        262,433
CLARCOR, Inc. (b)......................................          1,088         27,407
Crane Co. .............................................          2,112         35,651
Cummins, Inc. .........................................          2,539         64,617
Danaher Corp. (b)......................................          3,512        190,421
Deere & Co. ...........................................          6,394        210,171
Donaldson Co., Inc. (b)................................          1,215         32,611
Dover Corp. ...........................................          2,768         73,020
Eaton Corp. ...........................................          2,639         97,273
Federal Signal Corp. ..................................          5,534         29,164
Flowserve Corp. .......................................            801         44,952
Harsco Corp. ..........................................          2,173         48,175
IDEX Corp. ............................................          3,900         85,293
Illinois Tool Works, Inc. .............................          7,034        216,999
Ingersoll-Rand Co., Ltd. (Class A).....................          6,312         87,106
John Bean Technologies Corp. ..........................            441          4,613
Joy Global, Inc. (b)...................................          2,124         45,241
Lincoln Electric Holdings, Inc. (b)....................            989         31,341
Mueller Water Products, Inc. (Class A).................          4,504         14,863
Navistar International Corp. (a).......................          1,126         37,676
Oshkosh Corp. (b)......................................          2,199         14,821
PACCAR, Inc. (b).......................................          5,103        131,453
Pall Corp. ............................................          3,868         79,023
Parker-Hannifin Corp. .................................          3,121        106,052
Pentair, Inc. .........................................          2,552         55,302
SPX Corp. .............................................          1,362         64,028
Terex Corp. (a)(b).....................................          1,657         15,327
The Manitowoc Co., Inc. (b)............................          2,371          7,753
The Timken Co. ........................................          3,003         41,922
Watts Water Technologies, Inc. (b).....................          2,534         49,565
                                                                         ------------
                                                                            2,247,751
                                                                         ------------
MEDIA -- 2.4%
Ascent Media Corp. (Series A) (a)......................            216          5,400
Cablevision Systems Corp. (Class A)....................          4,325         55,966
CBS Corp. (b)..........................................         10,615         40,762
Comcast Corp. (Class A)................................         41,974        572,525
Discovery Communications, Inc. (Class A) (a)...........          4,816         77,152
DISH Network Corp. (Class A) (a).......................          4,864         54,039
Gannett Co., Inc. (b)..................................          6,509         14,320
Journal Communications, Inc. ..........................          5,664          4,248
Knology, Inc. (a)(b)...................................          3,892         16,035
Lamar Advertising Co. (Class A) (a)(b).................          1,945         18,964
Liberty Global, Inc. (a)(b)............................          6,467         94,160
Liberty Media Corp. -- Entertainment (Series A) (a)....          7,941        158,423
Liberty Media Corp. -- Interactive (Class A) (a).......          1,981         13,827
Live Nation, Inc. (a)..................................          1,087          2,902
News Corp. (Class A)...................................         34,297        227,046
Omnicom Group, Inc. (b)................................          4,696        109,886
Scripps Networks Interactive (Class A) (b).............          1,089         24,513
Sirius XM Radio, Inc. (a)(b)...........................         40,229         14,080
The DIRECTV Group, Inc. (a)(b).........................          8,788        200,279
The Interpublic Group of Cos., Inc. (a)(b).............          9,053         37,298
The McGraw-Hill Cos., Inc. ............................          5,981        136,786
The New York Times Co. (Class A) (b)...................          1,801          8,141
The Walt Disney Co. ...................................         25,893        470,217
Time Warner Cable, Inc. ...............................          4,648        115,270
Time Warner, Inc. .....................................         19,832        382,758
Viacom, Inc. (a).......................................          8,163        141,873
Virgin Media, Inc. (b).................................          4,758         22,838
                                                                         ------------
                                                                            3,019,708
                                                                         ------------
METALS & MINING -- 0.9%
AK Steel Holding Corp. ................................          2,327         16,568
Alcoa, Inc. ...........................................         13,231         97,116
Allegheny Technologies, Inc. (b).......................          1,542         33,816
Cliffs Natural Resources, Inc. ........................          1,764         32,034
Commercial Metals Co. (b)..............................          2,326         26,865
Freeport-McMoRan Copper & Gold, Inc. ..................          6,194        236,053
Newmont Mining Corp. ..................................          6,829        305,666
Nucor Corp. (b)........................................          4,486        171,231
Reliance Steel & Aluminum Co. .........................            819         21,564
Royal Gold, Inc. (b)...................................          1,126         52,652
Schnitzer Steel Industries, Inc. (Class A).............            614         19,273
Southern Copper Corp. (b)..............................          3,198         55,709
Steel Dynamics, Inc. (b)...............................          3,138         27,646
Titanium Metals Corp. (b)..............................          1,955         10,694

SPDR DOW JONES TOTAL MARKET ETF (FORMERLY SPDR DJ WILSHIRE TOTAL MARKET ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
United States Steel Corp. (b)..........................          2,166   $     45,768
Worthington Industries, Inc. (b).......................            884          7,700
                                                                         ------------
                                                                            1,160,355
                                                                         ------------
MULTI-UTILITIES -- 1.3%
Ameren Corp. ..........................................          3,113         72,191
CMS Energy Corp. ......................................          6,142         72,721
Consolidated Edison, Inc. .............................          4,090        162,005
Dominion Resources, Inc. (b)...........................          9,378        290,624
DTE Energy Co. ........................................          1,872         51,854
Florida Public Utilities Co. ..........................            626          6,116
NiSource, Inc. ........................................          4,397         43,091
PG&E Corp. ............................................          5,373        205,356
PNM Resources, Inc. (b)................................          4,364         36,047
Public Service Enterprise Group, Inc. .................          6,849        201,840
Sempra Energy..........................................          3,602        166,557
TECO Energy, Inc. (b)..................................          6,487         72,330
Wisconsin Energy Corp. ................................          1,542         63,484
Xcel Energy, Inc. .....................................          8,556        159,398
                                                                         ------------
                                                                            1,603,614
                                                                         ------------
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. (a).....................................          2,776         57,685
Dillard's, Inc. (Class A) (b)..........................            970          5,529
Dollar Tree Stores, Inc. (a)...........................          2,024         90,169
Family Dollar Stores, Inc. ............................          2,607         86,996
J. C. Penney Co., Inc. (b).............................          3,567         71,590
Kohl's Corp. (a).......................................          4,522        191,371
Macy's, Inc. (b).......................................          7,956         70,808
Nordstrom, Inc. (b)....................................          3,995         66,916
Sears Holdings Corp. (a)(b)............................          1,300         59,423
Target Corp. ..........................................         10,428        358,619
                                                                         ------------
                                                                            1,059,106
                                                                         ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. ...........................................         14,701         66,890
Zebra Technologies Corp. (Class A) (a).................          2,308         43,898
                                                                         ------------
                                                                              110,788
                                                                         ------------
OIL, GAS & CONSUMABLE FUELS -- 10.7%
Abraxas Petroleum Corp. (a)............................          5,838          6,013
Adams Resources & Energy, Inc. ........................            381          5,338
Alpha Natural Resources, Inc. (a)......................          1,405         24,939
Anadarko Petroleum Corp. (b)...........................          7,477        290,780
Apache Corp. ..........................................          5,290        339,036
Approach Resources, Inc. (a)...........................            504          3,125
Arch Coal, Inc. .......................................          3,118         41,688
Arena Resources, Inc. (a)(b)...........................          1,250         31,850
Barnwell Industries, Inc. .............................            880          3,564
Blue Dolphin Energy Co. (a)............................         15,370          6,148
BPZ Resources, Inc. (a)(b).............................          1,261          4,666
Cabot Oil & Gas Corp. .................................          1,024         24,136
Chesapeake Energy Corp. ...............................          8,706        148,524
Chevron Corp. .........................................         30,747      2,067,428
Cimarex Energy Co. (b).................................            921         16,928
Clayton Williams Energy, Inc. (a)(b)...................            127          3,713
Concho Resources, Inc. (a).............................          1,662         42,531
ConocoPhillips.........................................         21,313        834,617
CONSOL Energy, Inc. ...................................          3,151         79,531
Contango Oil & Gas Co. (a)(b)..........................            254          9,957
CREDO Petroleum Corp. (a)(b)...........................            504          3,765
Cross Timbers Royalty Trust (b)........................          2,444         44,359
Crosstex Energy LP.....................................          2,274          4,321
Delta Petroleum Corp. (a)(b)...........................          1,127          1,352
Denbury Resources, Inc. (a)............................          5,660         84,108
Devon Energy Corp. ....................................          6,684        298,708
Double Eagle Petroleum Co. (a)(b)......................            880          4,550
El Paso Corp. .........................................         12,594         78,712
Encore Acquisition Co. (a)(b)..........................          1,398         32,531
Energy Transfer Partners LP............................          2,072         76,436
Enterprise Products Partners LP (b)....................          5,248        116,768
EOG Resources, Inc. ...................................          4,004        219,259
EXCO Resources, Inc. (a)...............................          3,276         32,760
Exxon Mobil Corp. .....................................         74,897      5,100,486
Forest Oil Corp. (a)(b)................................          1,907         25,077
Foundation Coal Holdings, Inc. (b).....................          1,331         19,100
Frontier Oil Corp. ....................................          2,272         29,059
Gasco Energy, Inc. (a)(b)..............................          9,927          3,871
Genesis Energy LP......................................          2,842         29,074
Global Energy Holdings Group (a).......................          8,699            957
GMX Resources, Inc. (a)(b).............................            254          1,651
Goodrich Petroleum Corp. (a)(b)........................            819         15,856
Hess Corp. ............................................          4,400        238,480
Hiland Partners LP.....................................            504          3,987
Holly Corp. (b)........................................          1,190         25,228
Holly Energy Partners LP (b)...........................            504         11,703
Houston American Energy Corp. (b)......................          7,982         14,846
Hugoton Royalty Trust (b)..............................            360          3,442
Kinder Morgan Energy Partners LP (b)...................          2,928        136,796
Linn Energy LLC........................................          3,490         52,001
Marathon Oil Corp. ....................................         11,272        296,341
Massey Energy Co. (b)..................................          2,235         22,618
Murphy Oil Corp. ......................................          3,073        137,578
Newfield Exploration Co. (a)(b)........................          2,070         46,989
Noble Energy, Inc. ....................................          3,192        171,985
Occidental Petroleum Corp. ............................         12,498        695,514
ONEOK Partners LP......................................          2,043         83,048
Panhandle Oil & Gas, Inc. (b)..........................            381          6,523
Patriot Coal Corp. (a)(b)..............................            737          2,734
Peabody Energy Corp. ..................................          4,213        105,493
Petrohawk Energy Corp. (a).............................          3,946         75,882
Pioneer Natural Resources Co. (b)......................          2,911         47,944
Plains All American Pipeline LP (b)....................          2,699         99,215
Plains Exploration & Production Co. (a)................          2,657         45,780
PrimeEnergy Corp. (a)(b)...............................            127          6,337
Range Resources Corp. .................................          3,010        123,892
Rex Energy Corp. (a)(b)................................          1,134          3,255
Southwestern Energy Co. (a)(b).........................          5,599        166,234
Spectra Energy Corp. ..................................          9,430        133,340
St. Mary Land & Exploration Co. .......................          3,073         40,656
Sunoco, Inc. (b).......................................          2,229         59,024
Tesoro Corp. (b).......................................          3,115         41,959
The Williams Cos., Inc. ...............................          9,642        109,726
Toreador Resources Corp. (b)...........................          1,007          2,527
TransMontaigne Partners LP (b).........................            626         10,498
Ultra Petroleum Corp. (a)..............................          1,916         68,765
Valero Energy Corp. ...................................          8,441        151,094
Walter Industries, Inc. ...............................          1,188         27,169
XTO Energy, Inc. ......................................          8,447        258,647
Zion Oil & Gas, Inc. (a)(b)............................          1,261         14,880
                                                                         ------------
                                                                           13,749,402
                                                                         ------------
PAPER & FOREST PRODUCTS -- 0.2%
International Paper Co. (b)............................          7,864         55,362
MeadWestvaco Corp. ....................................          5,131         61,521
Weyerhaeuser Co. (b)...................................          3,254         89,713
                                                                         ------------
                                                                              206,596
                                                                         ------------

SPDR DOW JONES TOTAL MARKET ETF (FORMERLY SPDR DJ WILSHIRE TOTAL MARKET ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ...................................          7,262   $    139,648
Herbalife, Ltd. .......................................          1,433         21,467
The Estee Lauder Cos., Inc. (Class A) (b)..............          2,826         69,661
                                                                         ------------
                                                                              230,776
                                                                         ------------
PHARMACEUTICALS -- 6.9%
Abbott Laboratories....................................         23,518      1,121,809
Allergan, Inc. ........................................          4,661        222,609
Auxilium Pharmaceuticals, Inc. (a)(b)..................            933         25,863
Bristol-Myers Squibb Co. ..............................         28,517        625,093
Eli Lilly & Co. .......................................         14,053        469,511
Endo Pharmaceuticals Holdings, Inc. (a)(b).............          2,023         35,767
Forest Laboratories, Inc. (a)..........................          5,341        117,288
Johnson & Johnson......................................         42,086      2,213,723
King Pharmaceuticals, Inc. (a).........................          3,983         28,160
Merck & Co., Inc. .....................................         32,169        860,521
Middlebrook Pharmaceuticals, Inc. (a)(b)...............          9,923         13,495
Mylan, Inc. (a)(b).....................................          5,926         79,468
Perrigo Co. (b)........................................          1,694         42,062
Pfizer, Inc. ..........................................        100,833      1,373,345
Questcor Pharmaceuticals, Inc. (a).....................          1,385          6,814
Repros Therapeutics, Inc. (a)(b).......................          3,505         20,820
Schering-Plough Corp. .................................         24,388        574,337
Sepracor, Inc. (a).....................................          2,198         32,223
Spectrum Pharmaceuticals, Inc. (a)(b)..................          3,201          5,602
ViroPharma, Inc. (a)(b)................................          2,047         10,747
VIVUS, Inc. (a)(b).....................................          4,023         17,379
Watson Pharmaceuticals, Inc. (a).......................          2,676         83,250
Wyeth..................................................         20,525        883,396
                                                                         ------------
                                                                            8,863,282
                                                                         ------------
PROFESSIONAL SERVICES -- 0.3%
Equifax, Inc. .........................................          3,186         77,898
IHS, Inc. (Class A) (a)................................            948         39,039
Manpower, Inc. ........................................          1,437         45,308
Monster Worldwide, Inc. (a)(b).........................          3,315         27,017
Robert Half International, Inc. (b)....................          4,302         76,705
The Dun & Bradstreet Corp. ............................          1,465        112,805
                                                                         ------------
                                                                              378,772
                                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
Agree Realty Corp. ....................................          3,843         60,297
AMB Property Corp. ....................................          1,275         18,360
American Campus Communities, Inc. (b)..................          1,821         31,613
Annaly Capital Management, Inc. .......................          9,358        129,795
Anthracite Capital, Inc. (b)...........................          9,730          3,308
Apartment Investment & Management Co. (Class A) (b)....          2,928         16,045
Ashford Hospitality Trust, Inc. (b)....................          8,573         13,202
Avalonbay Communities, Inc. (b)........................          1,101         51,813
BioMed Realty Trust, Inc. (b)..........................          2,768         18,739
Boston Properties, Inc. ...............................          1,351         47,326
BRE Properties, Inc. (b)...............................          1,133         22,241
Care Investment Trust, Inc. (b)........................          3,061         16,713
CBL & Associates Properties, Inc. (b)..................          1,165          2,749
Cedar Shopping Centers, Inc. ..........................          2,613          4,547
Cogdell Spencer, Inc. (b)..............................          1,807          9,216
Corporate Office Properties Trust (b)..................          2,471         61,355
Developers Diversified Realty Corp. (b)................          2,236          4,763
Digital Realty Trust, Inc. (b).........................          1,156         38,356
Duke Realty Corp. (b)..................................          2,997         16,483
Equity Residential (b).................................          4,863         89,236
Extra Space Storage, Inc. .............................          2,238         12,331
General Growth Properties, Inc. (b)....................          5,762          4,091
Glimcher Realty Trust (b)..............................          4,608          6,451
HCP, Inc. .............................................          3,573         63,778
Health Care REIT, Inc. ................................          1,228         37,565
Home Properties, Inc. (b)..............................            790         24,213
Hospitality Properties Trust (b).......................          2,439         29,268
Host Hotels & Resorts, Inc. (b)........................         10,754         42,156
Investors Real Estate Trust (b)........................         10,724        105,739
Kimco Realty Corp. (b).................................          2,999         22,852
LaSalle Hotel Properties (b)...........................          3,595         20,995
Lexington Realty Trust (b).............................          2,055          4,891
Liberty Property Trust.................................          1,637         31,005
Monmouth Real Estate Investment Corp. (b)..............          6,524         43,124
National Retail Properties, Inc. (b)...................          4,625         73,260
Nationwide Health Properties, Inc. ....................          1,458         32,353
Pennsylvania Real Estate Investment Trust (b)..........          3,071         10,902
Pittsburgh & West Virginia Railroad (b)................          2,816         30,244
Plum Creek Timber Co., Inc. (b)........................          3,511        102,065
Post Properties, Inc. (b)..............................            579          5,871
ProLogis (b)...........................................          4,486         29,159
Public Storage.........................................          1,471         81,273
Realty Income Corp. (b)................................          2,238         42,119
Senior Housing Properties Trust........................          1,957         27,437
Simon Property Group, Inc. (b).........................          3,560        123,318
Tanger Factory Outlet Centers, Inc. (b)................          2,153         66,442
The Macerich Co. (b)...................................          1,501          9,396
Transcontinental Realty Investors, Inc. (a)............            864          9,513
UDR, Inc. (b)..........................................          2,465         21,224
Urstadt Biddle Properties (Class A)....................          5,898         79,151
Ventas, Inc. (b).......................................          2,181         49,312
Vornado Realty Trust (b)...............................          1,948         64,751
Weingarten Realty Investors (b)........................          1,753         16,689
                                                                         ------------
                                                                            1,979,095
                                                                         ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. ...........................          2,449         14,057
CB Richard Ellis Group, Inc. (Class A) (a)(b)..........          5,970         24,059
CKX Lands, Inc. .......................................          1,328         15,591
Forestar Real Estate Group, Inc. (a)(b)................            829          6,342
Jones Lang LaSalle, Inc. (b)...........................          1,005         23,376
The St. Joe Co. (a)(b).................................          1,440         24,106
                                                                         ------------
                                                                              107,531
                                                                         ------------
ROAD & RAIL -- 0.9%
Burlington Northern Santa Fe Corp. ....................          4,726        284,269
CSX Corp. .............................................          6,819        176,271
J.B. Hunt Transport Services, Inc. ....................          4,300        103,673
Kansas City Southern (a)...............................          1,892         24,047
Landstar Systems, Inc. (b).............................          2,591         86,721
Norfolk Southern Corp. (b).............................          6,511        219,746
Union Pacific Corp. ...................................          7,297        299,980
YRC Worldwide, Inc. (a)(b).............................          1,752          7,867
                                                                         ------------
                                                                            1,202,574
                                                                         ------------

SPDR DOW JONES TOTAL MARKET ETF (FORMERLY SPDR DJ WILSHIRE TOTAL MARKET ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
Advanced Micro Devices, Inc. (a)(b)....................          8,686   $     26,492
Aetrium, Inc. (a)......................................          7,592         11,160
Altera Corp. (b).......................................          5,097         89,452
Anadigics, Inc. (a)....................................          2,536          5,250
Analog Devices, Inc. ..................................          5,459        105,195
Applied Materials, Inc. ...............................         22,099        237,564
Atheros Communications, Inc. (a)(b)....................          2,143         31,416
AXT, Inc. (a)..........................................          8,370          7,115
Broadcom Corp. (Class A) (a)...........................          7,552        150,889
Cypress Semiconductor Corp. (a)(b).....................          2,620         17,737
FEI Co. (a)............................................          2,130         32,866
Intel Corp. ...........................................         83,767      1,260,693
International Rectifier Corp. (a)......................          1,798         24,291
Intersil Corp. (Class A)...............................          4,738         54,487
KLA-Tencor Corp. (b)...................................          3,396         67,920
Lam Research Corp. (a)(b)..............................          3,200         72,864
Linear Technology Corp. (b)............................          4,772        109,661
LSI Logic Corp. (a)....................................         10,080         30,643
Marvell Technology Group, Ltd. (a).....................          7,132         65,329
Maxim Integrated Products, Inc. .......................          2,661         35,152
MEMC Electronic Materials, Inc. (a)....................          4,309         71,055
Microchip Technology, Inc. (b).........................          3,946         83,616
Micron Technology, Inc. (a)(b).........................         12,265         49,796
Microsemi Corp. (a)....................................          2,506         29,070
MKS Instruments, Inc. (a)..............................            315          4,621
National Semiconductor Corp. ..........................          6,376         65,482
Novellus Systems, Inc. (a).............................          3,645         60,616
NVIDIA Corp. (a).......................................          9,929         97,900
ON Semiconductor Corp. (a)(b)..........................          4,655         18,155
Rambus, Inc. (a)(b)....................................          1,926         18,220
Sigma Designs, Inc. (a)(b).............................            530          6,593
Teradyne, Inc. (a).....................................          5,261         23,043
Texas Instruments, Inc. ...............................         19,789        326,716
Xilinx, Inc. (b).......................................          4,328         82,925
                                                                         ------------
                                                                            3,373,984
                                                                         ------------
SOFTWARE -- 4.0%
Activision Blizzard, Inc. (a)..........................          9,851        103,041
Adobe Systems, Inc. (a)................................          8,823        188,724
Autodesk, Inc. (a).....................................          4,165         70,014
BMC Software, Inc. (a).................................          3,757        123,981
CA, Inc. ..............................................          7,229        127,303
Cadence Design Systems, Inc. (a).......................          7,413         31,135
Citrix Systems, Inc. (a)...............................          3,617         81,889
Compuware Corp. (a)....................................          8,334         54,921
Concur Technologies, Inc. (a)(b).......................          1,126         21,608
Electronic Arts, Inc. (a)..............................          4,647         84,529
Intuit, Inc. (a)(b)....................................          5,553        149,931
Jack Henry & Associates, Inc. .........................          2,197         35,855
McAfee, Inc. (a).......................................          2,855         95,642
Microsoft Corp. .......................................        118,461      2,176,129
Novell, Inc. (a).......................................         10,954         46,664
Nuance Communications, Inc. (a)(b).....................          3,720         40,399
Oracle Corp. (a).......................................         59,705      1,078,869
Parametric Technology Corp. (a)........................          5,002         49,920
Red Hat, Inc. (a)......................................          3,849         68,666
Salesforce.com, Inc. (a)(b)............................          1,491         48,800
Smith Micro Software, Inc. (a).........................          1,960         10,251
Soapstone Networks, Inc. (a)...........................          3,702         13,253
Solera Holdings, Inc. (a)..............................          1,740         43,117
Symantec Corp. (a).....................................         14,085        210,430
Synopsys, Inc. (a).....................................          4,116         85,325
TiVo, Inc. (a).........................................          3,071         21,620
Versant Corp. (a)......................................          2,491         42,820
                                                                         ------------
                                                                            5,104,836
                                                                         ------------
SPECIALTY RETAIL -- 2.3%
Abercrombie & Fitch Co. (Class A)......................          1,809         43,054
Advance Auto Parts, Inc. ..............................          2,416         99,249
Aeropostale, Inc. (a)(b)...............................            819         21,753
American Eagle Outfitters, Inc. .......................          4,251         52,032
AutoNation, Inc. (a)...................................          4,484         62,238
AutoZone, Inc. (a)(b)..................................            681        110,744
Bed Bath & Beyond, Inc. (a)(b).........................          4,728        117,018
Best Buy Co., Inc. (b).................................          5,314        201,719
Chico's FAS, Inc. (a)(b)...............................          3,331         17,887
Dick's Sporting Goods, Inc. (a)(b).....................          1,667         23,788
Foot Locker, Inc. .....................................          3,777         39,583
GameStop Corp. (Class A) (a)...........................          2,229         62,457
Genesco, Inc. (a)(b)...................................            382          7,193
Limited Brands, Inc. ..................................          5,898         51,313
Lowe's Cos., Inc. .....................................         20,736        378,432
Mens Wearhouse, Inc. (b)...............................            781         11,824
O'Reilly Automotive, Inc. (a)(b).......................          3,262        114,203
Office Depot, Inc. (a).................................          5,973          7,825
PetSmart, Inc. ........................................          3,511         73,591
RadioShack Corp. ......................................          3,429         29,387
Rent-A-Center, Inc. (a)................................          2,401         46,507
Ross Stores, Inc. .....................................          3,073        110,259
Staples, Inc. .........................................         11,313        204,878
The Gap, Inc. .........................................          9,006        116,988
The Home Depot, Inc. ..................................         26,436        622,832
The Sherwin-Williams Co. (b)...........................          1,217         63,248
The TJX Cos., Inc. ....................................          6,137        157,353
Tiffany & Co. (b)......................................          2,600         56,056
Urban Outfitters, Inc. (a)(b)..........................          2,757         45,132
Williams-Sonoma, Inc. (b)..............................          2,137         21,541
                                                                         ------------
                                                                            2,970,084
                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Carter's, Inc. (a).....................................          1,527         28,723
Coach, Inc. (a)........................................          5,733         95,741
Hanesbrands, Inc. (a)(b)...............................          2,131         20,394
Iconix Brand Group, Inc. (a)(b)........................            698          6,177
Jones Apparel Group, Inc. .............................          3,585         15,129
Liz Claiborne, Inc. ...................................          3,102          7,662
NIKE, Inc. (Class B)...................................          4,342        203,596
Quiksilver, Inc. (a)...................................          5,186          6,638
Under Armour, Inc. (Class A) (a)(b)....................            887         14,573
V. F. Corp. (b)........................................          1,042         59,509
Wolverine World Wide, Inc. ............................          3,529         54,982
                                                                         ------------
                                                                              513,124
                                                                         ------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Astoria Financial Corp. ...............................          1,978         18,178
Berkshire Hills Bancorp, Inc. .........................          2,604         59,684
Fannie Mae (b).........................................         17,662         12,363
Freddie Mac (b)........................................         12,511          9,508
Hudson City Bancorp, Inc. .............................          4,815         56,287
MGIC Investment Corp. (b)..............................          2,082          2,957
New York Community Bancorp, Inc. (b)...................          4,169         46,568
NewAlliance Bancshares, Inc. ..........................          8,348         98,006
OceanFirst Financial Corp. (b).........................          4,901         50,088
People's United Financial, Inc. .......................          5,334         95,852
Radian Group, Inc. (b).................................          2,454          4,466

SPDR DOW JONES TOTAL MARKET ETF (FORMERLY SPDR DJ WILSHIRE TOTAL MARKET ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
TF Financial Corp. ....................................            254   $      4,620
TrustCo Bank Corp. NY (b)..............................          9,000         54,180
                                                                         ------------
                                                                              512,757
                                                                         ------------
TOBACCO -- 1.4%
Altria Group, Inc. ....................................         31,118        498,510
Lorillard, Inc. .......................................          2,211        136,507
Philip Morris International, Inc. .....................         30,580      1,088,036
Reynolds American, Inc. ...............................          3,141        112,574
                                                                         ------------
                                                                            1,835,627
                                                                         ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b).......................................          3,158        101,546
Kaman Corp. (Class A)..................................          2,749         34,472
W.W. Grainger, Inc. (b)................................            633         44,424
Willis Lease Finance Corp. (a).........................            504          5,332
                                                                         ------------
                                                                              185,774
                                                                         ------------
WATER UTILITIES -- 0.2%
Aqua America, Inc. (b).................................          1,752         35,040
Artesian Resources Corp. ..............................            504          7,066
Cadiz, Inc. (a)........................................            878          7,007
Connecticut Water Service, Inc. .......................          1,228         24,904
Middlesex Water Co. ...................................          6,030         86,832
Pennichuck Corp. ......................................            254          5,194
Southwest Water Co. (b)................................          2,525         10,858
The York Water Co. (b).................................          2,826         34,929
                                                                         ------------
                                                                              211,830
                                                                         ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
American Tower Corp. (Class A) (a).....................          6,668        202,907
Crown Castle International Corp. (a)...................          4,590         93,682
Leap Wireless International, Inc. (a)(b)...............          1,194         41,635
MetroPCS Communications, Inc. (a)(b)...................          3,540         60,463
NII Holdings, Inc. (a).................................          2,940         44,100
Purple Communications, Inc. (a)(b).....................          3,305          9,617
SBA Communications Corp. (Class A) (a)(b)..............          2,201         51,283
Sprint Nextel Corp. (a)................................         40,096        143,143
Telephone & Data Systems, Inc. ........................          2,278         60,390
                                                                         ------------
                                                                              707,220
                                                                         ------------
TOTAL COMMON STOCKS --
  (Cost $175,768,152)..................................                   127,689,762
                                                                         ------------


SHORT TERM INVESTMENTS -- 5.6%
MONEY MARKET FUNDS -- 5.6%
State Street Navigator Securities Lending Prime
  Portfolio (e)(f).....................................      6,167,077      6,167,077
STIC Prime Portfolio...................................        950,034        950,034
                                                                         ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $7,117,111)....................................                     7,117,111
                                                                         ------------
TOTAL INVESTMENTS -- 105.3% (Cost $182,885,263)........                   134,806,873
OTHER ASSET AND
  LIABILITIES -- (5.3)%................................                    (6,766,566)
                                                                         ------------
NET ASSETS -- 100.0%...................................                  $128,040,307
                                                                         ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Affiliated issuer. (See accompanying notes.)
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.
REIT = Real Estate Investment Trust

SPDR DOW JONES LARGE CAP ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP ETF)
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.4%
Alliant Techsystems, Inc. (a)(b).......................            106   $     7,100
Boeing Co. (b).........................................          2,088        74,291
General Dynamics Corp. ................................          1,024        42,588
Goodrich Corp. ........................................            395        14,967
Honeywell International, Inc. (b)......................          2,114        58,896
ITT Corp. (b)..........................................            573        22,043
L-3 Communications Holdings, Inc. (b)..................            375        25,425
Lockheed Martin Corp. (b)..............................          1,019        70,342
Northrop Grumman Corp. ................................            957        41,764
Precision Castparts Corp. (b)..........................            441        26,416
Raytheon Co. (b).......................................          1,311        51,050
Rockwell Collins, Inc. (b).............................            498        16,255
Spirit Aerosystems Holdings, Inc. (a)(b)...............            320         3,190
United Technologies Corp. .............................          2,789       119,871
                                                                         -----------
                                                                             574,198
                                                                         -----------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc. (b)......................            538        24,538
Expeditors International Washington, Inc. (b)..........            670        18,954
FedEx Corp. (b)........................................            914        40,664
United Parcel Service, Inc. (Class B) (b)..............          2,058       101,295
                                                                         -----------
                                                                             185,451
                                                                         -----------
AIRLINES -- 0.1%
AMR Corp. (a)(b).......................................            865         2,759
Delta Air Lines, Inc. (a)(b)...........................          2,317        13,045
Southwest Airlines Co. (b).............................          2,322        14,698
                                                                         -----------
                                                                              30,502
                                                                         -----------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. (b)...................................            359         7,288
Johnson Controls, Inc. (b).............................          1,868        22,416
The Goodyear Tire & Rubber Co. (a)(b)..................            741         4,638
                                                                         -----------
                                                                              34,342
                                                                         -----------
AUTOMOBILES -- 0.1%
Ford Motor Co. (a)(b)..................................          7,511        19,754
General Motors Corp. (b)...............................          1,667         3,234
Harley-Davidson, Inc. (b)..............................            747        10,002
                                                                         -----------
                                                                              32,990
                                                                         -----------
BEVERAGES -- 2.6%
Brown-Forman Corp. (Class B) (b).......................            285        11,067
Coca-Cola Enterprises, Inc. ...........................            993        13,098
Constellation Brands, Inc. (Class A) (a)(b)............            606         7,211
Dr. Pepper Snapple Group, Inc. (a)(b)..................            802        13,562
Hansen Natural Corp. (a)(b)............................            225         8,100
Molson Coors Brewing Co. (Class B) (b).................            466        15,974
PepsiAmericas, Inc. (b)................................            201         3,467
PepsiCo, Inc. .........................................          4,964       255,547
The Coca-Cola Co. (b)..................................          6,749       296,619
The Pepsi Bottling Group, Inc. (b).....................            439         9,719
                                                                         -----------
                                                                             634,364
                                                                         -----------
BIOTECHNOLOGY -- 2.2%
Abraxis Bioscience, Inc. (a)(b)........................             13           620
Alexion Pharmaceuticals, Inc. (a)(b)...................            246         9,264
Amgen, Inc. (a)........................................          3,360       166,387
Amylin Pharmaceuticals, Inc. (a)(b)....................            432         5,076
Biogen Idec, Inc. (a)..................................            934        48,960
BioMarin Pharmaceutical, Inc. (a)(b)...................            303         3,742
Celgene Corp. (a)(b)...................................          1,454        64,557
Cephalon, Inc. (a)(b)..................................            218        14,846
Genzyme Corp. (a)......................................            851        50,541
Gilead Sciences, Inc. (a)..............................          2,896       134,143
Myriad Genetics, Inc. (a)..............................            293        13,323
OSI Pharmaceuticals, Inc. (a)(b).......................            180         6,887
Vertex Pharmaceuticals, Inc. (a)(b)....................            504        14,480
                                                                         -----------
                                                                             532,826
                                                                         -----------
BUILDING PRODUCTS -- 0.0% (d)
Masco Corp. (b)........................................          1,162         8,111
                                                                         -----------
CAPITAL MARKETS -- 2.5%
Affiliated Managers Group, Inc. (a)(b).................            129         5,381
AllianceBernstein Holding LP (b).......................             99         1,457
Ameriprise Financial, Inc. ............................            698        14,302
BlackRock, Inc. (b)....................................             64         8,323
Eaton Vance Corp. (b)..................................            364         8,317
Federated Investors, Inc. (Class B) (b)................            298         6,633
Franklin Resources, Inc. (b)...........................            502        27,043
Invesco, Ltd. (b)......................................          1,228        17,020
Jefferies Group, Inc. (b)..............................            365         5,037
Lazard, Ltd. (Class A) (b).............................            240         7,056
Legg Mason, Inc. (b)...................................            436         6,932
Morgan Stanley.........................................          3,126        71,179
Northern Trust Corp. (b)...............................            701        41,934
Och-Ziff Capital Management Group LLC (Class A) (b)....            133           807
Raymond James Financial, Inc. (b)......................            308         6,068
SEI Investments Co. (b)................................            439         5,360
State Street Corp. (b)(c)..............................          1,357        41,768
T. Rowe Price Group, Inc. (b)..........................            822        23,723
TD Ameritrade Holding Corp. (a)(b).....................            763        10,537
The Bank of New York Mellon Corp. (b)..................          3,626       102,435
The Charles Schwab Corp. (b)...........................          2,960        45,880
The Goldman Sachs Group, Inc. (b)......................          1,341       142,173
                                                                         -----------
                                                                             599,365
                                                                         -----------
CHEMICALS -- 2.1%
Air Products & Chemicals, Inc. (b).....................            621        34,931
Airgas, Inc. (b).......................................            219         7,404
Albemarle Corp. (b)....................................            287         6,248
Celanese Corp. (b).....................................            472         6,311
CF Industries Holdings, Inc. ..........................            181        12,875
E. I. du Pont de Nemours & Co. (b).....................          2,827        63,127
Eastman Chemical Co. (b)...............................            228         6,110
Ecolab, Inc. ..........................................            558        19,379
FMC Corp. .............................................            234        10,095
International Flavors & Fragrances, Inc. (b)...........            249         7,585
Intrepid Potash, Inc. (a)..............................            103         1,900
Lubrizol Corp. (b).....................................            214         7,278
Monsanto Co. (b).......................................          1,720       142,932
PPG Industries, Inc. (b)...............................            518        19,114
Praxair, Inc. (b)......................................            985        66,281
Rohm & Haas Co. .......................................            389        30,669
Sigma-Aldrich Corp. (b)................................            337        12,735
Terra Industries, Inc. ................................            321         9,017
Terra Nitrogen Co. LP..................................             23         3,289
The Dow Chemical Co. (b)...............................          2,946        24,835

SPDR DOW JONES LARGE CAP ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
The Mosaic Co. (b).....................................            468   $    19,647
The Scotts Miracle-Gro Co. (Class A) (b)...............            139         4,823
                                                                         -----------
                                                                             516,585
                                                                         -----------
COMMERCIAL BANKS -- 1.7%
BB&T Corp. (b).........................................          1,749        29,593
BOK Financial Corp. (b)................................             70         2,419
City National Corp. (b)................................            131         4,424
Comerica, Inc. (b).....................................            481         8,807
Commerce Bancshares, Inc. (b)..........................            193         7,006
Cullen/Frost Bankers, Inc. (b).........................            177         8,308
Keycorp (b)............................................          1,588        12,498
M&T Bank Corp. (b).....................................            247        11,174
PNC Financial Services Group, Inc. (b).................          1,346        39,424
Regions Financial Corp. (b)............................          2,213         9,427
SunTrust Banks, Inc. (b)...............................          1,122        13,172
U.S. Bancorp (b).......................................          5,504        80,414
Wells Fargo & Co. (b)..................................         12,767       181,802
                                                                         -----------
                                                                             408,468
                                                                         -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Avery Dennison Corp. (b)...............................            294         6,568
Cintas Corp. (b).......................................            422        10,432
Copart, Inc. (a)(b)....................................            202         5,991
Corrections Corp. of America (a).......................            396         5,073
Covanta Holding Corp. (a)(b)...........................            388         5,079
Iron Mountain, Inc. (a)(b).............................            569        12,615
Pitney Bowes, Inc. (b).................................            665        15,528
R.R. Donnelley & Sons Co. (b)..........................            658         4,823
Republic Services, Inc. (b)............................            973        16,687
Stericycle, Inc. (a)(b)................................            280        13,364
Waste Connections, Inc. (a)(b).........................            250         6,425
Waste Management, Inc. (b).............................          1,558        39,885
                                                                         -----------
                                                                             142,470
                                                                         -----------
COMMUNICATIONS EQUIPMENT -- 2.7%
Cisco Systems, Inc. (a)................................         18,663       312,978
Corning, Inc. .........................................          4,998        66,323
EchoStar Corp. (Class A) (a)(b)........................            130         1,928
Harris Corp. (b).......................................            423        12,242
Juniper Networks, Inc. (a)(b)..........................          1,660        25,000
Motorola, Inc. (b).....................................          6,672        28,223
QUALCOMM, Inc. (b).....................................          5,208       202,643
                                                                         -----------
                                                                             649,337
                                                                         -----------
COMPUTERS & PERIPHERALS -- 4.8%
Apple, Inc. (a)(b).....................................          2,819       296,333
Dell, Inc. (a)(b)......................................          5,425        51,429
EMC Corp. (a)(b).......................................          6,514        74,260
Hewlett-Packard Co. ...................................          7,636       244,810
International Business Machines Corp. (b)..............          4,292       415,852
Lexmark International, Inc. (Class A) (a)(b)...........            269         4,538
NCR Corp. (a)..........................................            524         4,166
NetApp, Inc. (a)(b)....................................          1,035        15,359
SanDisk Corp. (a)(b)...................................            714         9,032
Seagate Technology (b).................................          1,531         9,201
Sun Microsystems, Inc. (a)(b)..........................          2,322        16,997
Teradata Corp. (a)(b)..................................            566         9,181
Western Digital Corp. (a)(b)...........................            691        13,364
                                                                         -----------
                                                                           1,164,522
                                                                         -----------
CONSTRUCTION & ENGINEERING -- 0.3%
Aecom Technology Corp. (a)(b)..........................            244         6,364
Fluor Corp. (b)........................................            570        19,694
Jacobs Engineering Group, Inc. (a)(b)..................            387        14,961
KBR, Inc. (b)..........................................            520         7,181
Quanta Services, Inc. (a)(b)...........................            620        13,299
The Shaw Group, Inc. (a)...............................            286         7,839
URS Corp. (a)(b).......................................            268        10,830
                                                                         -----------
                                                                              80,168
                                                                         -----------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials, Inc. (b)....................            131        10,388
Vulcan Materials Co. (b)...............................            290        12,844
                                                                         -----------
                                                                              23,232
                                                                         -----------
CONSUMER FINANCE -- 0.3%
American Express Co. (b)...............................          3,263        44,475
Capital One Financial Corp. (b)........................          1,264        15,471
Discover Financial Services (b)........................          1,492         9,415
SLM Corp. (a)(b).......................................          1,476         7,306
                                                                         -----------
                                                                              76,667
                                                                         -----------
CONTAINERS & PACKAGING -- 0.3%
Aptargroup, Inc. ......................................            202         6,290
Ball Corp. (b).........................................            297        12,890
Bemis Co., Inc. (b)....................................            324         6,794
Crown Holdings, Inc. (a)...............................            504        11,456
Owens-Illinois, Inc. (a)(b)............................            539         7,783
Pactiv Corp. (a).......................................            413         6,026
Sealed Air Corp. (b)...................................            503         6,941
Sonoco Products Co. (b)................................            310         6,504
                                                                         -----------
                                                                              64,684
                                                                         -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. .....................................            509        15,199
                                                                         -----------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Apollo Group, Inc. (a)(b)..............................            416        32,585
Career Education Corp. (a).............................            282         6,757
DeVry, Inc. (b)........................................            195         9,395
H&R Block, Inc. (b)....................................          1,064        19,354
ITT Educational Services, Inc. (a)(b)..................            125        15,178
Strayer Education, Inc. (b)............................             44         7,914
Weight Watchers International, Inc. (b)................            120         2,226
                                                                         -----------
                                                                              93,409
                                                                         -----------
DIVERSIFIED FINANCIAL SERVICES -- 2.5%
Bank of America Corp. (b)..............................         20,335       138,685
Citigroup, Inc. (b)....................................         17,243        43,625
CME Group, Inc. (b)....................................            210        51,742
Intercontinental Exchange, Inc. (a)(b).................            228        16,979
JPMorgan Chase & Co. (b)...............................         11,829       314,415
Leucadia National Corp. (a)(b).........................            546         8,130
Moody's Corp. (b)......................................            603        13,821
NYSE Euronext..........................................            814        14,570
The Nasdaq OMX Group, Inc. (a)(b)......................            500         9,790
                                                                         -----------
                                                                             611,757
                                                                         -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
AT&T, Inc. ............................................         18,817       474,188
CenturyTel, Inc. (b)...................................            322         9,055
Embarq Corp. ..........................................            452        17,108
Frontier Communications Corp. (b)......................            991         7,115
Level 3 Communications, Inc. (a)(b)....................          4,987         4,588

SPDR DOW JONES LARGE CAP ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Qwest Communications International, Inc. (b)...........          4,502   $    15,397
Verizon Communications, Inc. ..........................          9,069       273,884
Windstream Corp. (b)...................................          1,398        11,268
                                                                         -----------
                                                                             812,603
                                                                         -----------
ELECTRIC UTILITIES -- 2.3%
Allegheny Energy, Inc. (b).............................            534        12,373
American Electric Power Co., Inc. (b)..................          1,286        32,484
DPL, Inc. (b)..........................................            359         8,092
Duke Energy Corp. (b)..................................          3,944        56,478
Edison International...................................            946        27,254
Entergy Corp. (b)......................................            595        40,514
Exelon Corp. (b).......................................          2,103        95,455
FirstEnergy Corp. (b)..................................            958        36,979
FPL Group, Inc. (b)....................................          1,182        59,963
ITC Holdings Corp. ....................................            155         6,761
Northeast Utilities (b)................................            488        10,536
NV Energy, Inc. .......................................            735         6,902
Pepco Holdings, Inc. (b)...............................            680         8,486
Pinnacle West Capital Corp. (b)........................            317         8,419
PPL Corp. (b)..........................................          1,171        33,619
Progress Energy, Inc. (b)..............................            833        30,205
The Southern Co. (b)...................................          2,482        75,999
Westar Energy, Inc. ...................................            340         5,960
                                                                         -----------
                                                                             556,479
                                                                         -----------
ELECTRICAL EQUIPMENT -- 0.6%
AMETEK, Inc. (b).......................................            331        10,350
Cooper Industries, Ltd. (Class A)......................            547        14,145
Emerson Electric Co. ..................................          2,412        68,935
First Solar, Inc. (a)(b)...............................            143        18,976
Hubbell, Inc. (Class B) (b)............................            169         4,556
Rockwell Automation, Inc. (b)..........................            409         8,933
Roper Industries, Inc. (b).............................            280        11,886
SunPower Corp. (Class A) (a)(b)........................            270         6,421
                                                                         -----------
                                                                             144,202
                                                                         -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.4%
Agilent Technologies, Inc. (a)(b)......................          1,131        17,384
Amphenol Corp. (Class A) (b)...........................            553        15,755
Arrow Electronics, Inc. (a)(b).........................            381         7,262
Avnet, Inc. (a)(b).....................................            465         8,142
Dolby Laboratories, Inc. (a)(b)........................            167         5,696
FLIR Systems, Inc. (a)(b)..............................            448         9,175
Ingram Micro, Inc. (Class A) (a)(b)....................            449         5,675
Itron, Inc. (a)(b).....................................            104         4,925
Mettler-Toledo International, Inc. (a)(b)..............            104         5,338
Molex, Inc. (b)........................................            420         5,771
Trimble Navigation, Ltd. (a)(b)........................            404         6,173
Tyco Electronics, Ltd. (b).............................          1,481        16,350
                                                                         -----------
                                                                             107,646
                                                                         -----------
ENERGY EQUIPMENT & SERVICES -- 1.6%
Baker Hughes, Inc. (b).................................            969        27,665
BJ Services Co. (b)....................................            931         9,263
Cameron International Corp. (a)(b).....................            687        15,066
Diamond Offshore Drilling, Inc. (b)....................            208        13,075
ENSCO International, Inc. (b)..........................            456        12,038
Exterran Holdings, Inc. (a)(b).........................            204         3,268
FMC Technologies, Inc. (a)(b)..........................            405        12,705
Halliburton Co. (b)....................................          2,810        43,471
Helmerich & Payne, Inc. (b)............................            295         6,717
Nabors Industries, Ltd. (a)(b).........................            899         8,981
National-Oilwell Varco, Inc. (a)(b)....................          1,294        37,151
Patterson-UTI Energy, Inc. (b).........................            489         4,381
Pride International, Inc. (a)(b).......................            541         9,727
Rowan Cos., Inc. (b)...................................            345         4,130
Schlumberger, Ltd. (b).................................          3,785       153,747
Smith International, Inc. (b)..........................            686        14,735
Tidewater, Inc. (b)....................................            162         6,015
                                                                         -----------
                                                                             382,135
                                                                         -----------
FOOD & STAPLES RETAILING -- 3.3%
Costco Wholesale Corp. ................................          1,357        62,856
CVS Caremark Corp. ....................................          4,552       125,135
Safeway, Inc. (b)......................................          1,347        27,196
SUPERVALU, Inc. (b)....................................            668         9,539
Sysco Corp. (b)........................................          1,853        42,248
The Kroger Co. (b).....................................          1,932        40,997
Wal-Mart Stores, Inc. .................................          7,729       402,681
Walgreen Co. ..........................................          3,160        82,034
Whole Foods Market, Inc. (b)...........................            438         7,358
                                                                         -----------
                                                                             800,044
                                                                         -----------
FOOD PRODUCTS -- 1.8%
Archer-Daniels-Midland Co. (b).........................          1,847        51,310
Bunge, Ltd. (b)........................................            379        21,470
Campbell Soup Co. (b)..................................            703        19,234
ConAgra Foods, Inc. ...................................          1,431        24,141
Dean Foods Co. (a).....................................            481         8,696
Flowers Foods, Inc. (b)................................            269         6,316
General Mills, Inc. (b)................................            974        48,583
H.J. Heinz Co. (b).....................................            985        32,564
Hormel Foods Corp. (b).................................            231         7,325
Kellogg Co. (b)........................................            753        27,582
Kraft Foods, Inc. (b)..................................          4,280        95,401
McCormick & Co., Inc. (b)..............................            363        10,734
Ralcorp Holdings, Inc. (a).............................            178         9,591
Sara Lee Corp. (b).....................................          2,068        16,709
Smithfield Foods, Inc. (a)(b)..........................            423         4,002
The Hershey Co. (b)....................................            510        17,723
The J.M. Smucker Co. (b)...............................            371        13,827
Tyson Foods, Inc. (Class A) (b)........................            917         8,611
                                                                         -----------
                                                                             423,819
                                                                         -----------
GAS UTILITIES -- 0.3%
AGL Resources, Inc. ...................................            241         6,394
Atmos Energy Corp. (b).................................            288         6,659
Energen Corp. (b)......................................            203         5,913
EQT CORP (b)...........................................            412        12,908
National Fuel Gas Co. (b)..............................            216         6,625
ONEOK, Inc. (b)........................................            312         7,061
Piedmont Natural Gas Co., Inc. ........................            217         5,618
Questar Corp. .........................................            545        16,039
UGI Corp. (b)..........................................            338         7,980
                                                                         -----------
                                                                              75,197
                                                                         -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
Baxter International, Inc. ............................          1,956       100,186
Beckman Coulter, Inc. (b)..............................            192         9,794
Becton, Dickinson & Co. (b)............................            712        47,875
Boston Scientific Corp. (a)(b).........................          4,660        37,047
C.R. Bard, Inc. (b)....................................            313        24,952
Covidien, Ltd. ........................................          1,585        52,685

SPDR DOW JONES LARGE CAP ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
DENTSPLY International, Inc. (b).......................            437   $    11,733
Edwards Lifesciences Corp. (a)(b)......................            177        10,732
Gen-Probe, Inc. (a)....................................            169         7,703
Hologic, Inc. (a)(b)...................................            797        10,433
Hospira, Inc. (a)(b)...................................            503        15,523
IDEXX Laboratories, Inc. (a)(b)........................            189         6,536
Immucor, Inc. (a)(b)...................................            220         5,533
Intuitive Surgical, Inc. (a)(b)........................            127        12,111
Inverness Medical Innovations, Inc. (a)(b).............            243         6,471
Kinetic Concepts, Inc. (a)(b)..........................            162         3,421
Medtronic, Inc. (b)....................................          3,576       105,385
ResMed, Inc. (a).......................................            238         8,411
St. Jude Medical, Inc. (a)(b)..........................          1,082        39,309
Stryker Corp. .........................................            956        32,542
Teleflex, Inc. (b).....................................            125         4,886
Varian Medical Systems, Inc. (a)(b)....................            399        12,146
Zimmer Holdings, Inc. (a)(b)...........................            712        25,988
                                                                         -----------
                                                                             591,402
                                                                         -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.0%
Aetna, Inc. (b)........................................          1,449        35,254
AmerisourceBergen Corp. ...............................            479        15,644
Cardinal Health, Inc. (b)..............................          1,121        35,289
CIGNA Corp. (b)........................................            869        15,286
Community Health Systems, Inc. (a)(b)..................            292         4,479
Coventry Health Care, Inc. (a).........................            469         6,069
DaVita, Inc. (a)(b)....................................            337        14,811
Express Scripts, Inc. (Class A) (a)(b).................            660        30,472
Health Net, Inc. (a)(b)................................            332         4,807
Henry Schein, Inc. (a)(b)..............................            294        11,763
Humana, Inc. (a)(b)....................................            535        13,953
Laboratory Corp. of America Holdings (a)(b)............            339        19,828
Lincare Holdings, Inc. (a)(b)..........................            225         4,905
McKesson Corp. (b).....................................            861        30,170
Medco Health Solutions, Inc. (a).......................          1,592        65,813
Omnicare, Inc. (b).....................................            344         8,425
Patterson Cos., Inc. (a)(b)............................            314         5,922
Quest Diagnostics, Inc. (b)............................            462        21,936
UnitedHealth Group, Inc. (b)...........................          3,918        82,004
Universal Health Services, Inc. (Class B) (b)..........            154         5,904
WellPoint, Inc. (a)....................................          1,567        59,499
                                                                         -----------
                                                                             492,233
                                                                         -----------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)(b)....................................            202         8,882
IMS Health, Inc. ......................................            562         7,008
                                                                         -----------
                                                                              15,890
                                                                         -----------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Burger King Holdings, Inc. (b).........................            287         6,587
Carnival Corp. ........................................          1,334        28,814
Darden Restaurants, Inc. (b)...........................            395        13,533
International Game Technology..........................            945         8,713
Las Vegas Sands Corp. (a)(b)...........................          1,337         4,024
Marriott International, Inc. (Class A) (b).............            965        15,787
McDonald's Corp. (b)...................................          3,538       193,069
MGM Mirage, Inc. (a)(b)................................            300           699
Penn National Gaming, Inc. (a).........................            229         5,530
Royal Caribbean Cruises, Ltd. (b)......................            432         3,460
Starbucks Corp. (a)(b).................................          2,313        25,698
Starwood Hotels & Resorts Worldwide, Inc. (b)..........            540         6,858
Wendy's/Arby's Group, Inc. (Class A) (b)...............          1,381         6,947
Wynn Resorts, Ltd. (a)(b)..............................            220         4,393
Yum! Brands, Inc. (b)..................................          1,455        39,983
                                                                         -----------
                                                                             364,095
                                                                         -----------
HOUSEHOLD DURABLES -- 0.4%
D.R. Horton, Inc. (b)..................................            859         8,332
Fortune Brands, Inc. (b)...............................            480        11,784
Garmin, Ltd. (b).......................................            388         8,230
Leggett & Platt, Inc. (b)..............................            504         6,547
Mohawk Industries, Inc. (a)(b).........................            170         5,078
Newell Rubbermaid, Inc. ...............................            868         5,538
NVR, Inc. (a)(b).......................................             16         6,844
Pulte Homes, Inc. (b)..................................            656         7,170
The Black & Decker Corp. (b)...........................            197         6,217
The Stanley Works (b)..................................            249         7,251
Toll Brothers, Inc. (a)(b).............................            426         7,736
Whirlpool Corp. (b)....................................            234         6,924
                                                                         -----------
                                                                              87,651
                                                                         -----------
HOUSEHOLD PRODUCTS -- 2.6%
Church & Dwight Co., Inc. (b)..........................            219        11,438
Colgate-Palmolive Co. (b)..............................          1,620        95,548
Energizer Holdings, Inc. (a)(b)........................            182         9,044
Kimberly-Clark Corp. ..................................          1,305        60,173
Procter & Gamble Co. (b)...............................          9,284       437,184
The Clorox Co. (b).....................................            435        22,394
                                                                         -----------
                                                                             635,781
                                                                         -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Calpine Corp. (a)(b)...................................          1,113         7,580
Constellation Energy Group, Inc. (b)...................            564        11,652
Dynegy, Inc. (Class A) (a)(b)..........................          1,639         2,311
Mirant Corp. (a)(b)....................................            492         5,609
NRG Energy, Inc. (a)(b)................................            749        13,182
Reliant Energy, Inc. (a)(b)............................          1,079         3,442
The AES Corp. (a)(b)...................................          2,101        12,207
                                                                         -----------
                                                                              55,983
                                                                         -----------
INDUSTRIAL CONGLOMERATES -- 1.9%
3M Co. (b).............................................          2,041       101,479
General Electric Co. (b)...............................         33,468       338,361
Icahn Enterprises LP (b)...............................             18           468
McDermott International, Inc. (a)(b)...................            720         9,641
Textron, Inc. (b)......................................            781         4,483
                                                                         -----------
                                                                             454,432
                                                                         -----------
INSURANCE -- 3.5%
AFLAC, Inc. (b)........................................          1,466        28,382
Alleghany Corp. (a)(b).................................             18         4,972
Allied World Assurance Company Holdings, Ltd. (b)......            110         4,183
American Financial Group, Inc. ........................            243         3,900
American International Group, Inc. (b).................          7,415         7,415
AON Corp. (b)..........................................            748        30,533
Arch Capital Group, Ltd. (a)(b)........................            158         8,510
Assurant, Inc. (b).....................................            371         8,080
Axis Capital Holdings, Ltd. (b)........................            444        10,008
Berkshire Hathaway, Inc. (Class A) (a)(b)..............              3       260,100

SPDR DOW JONES LARGE CAP ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Brown & Brown, Inc. (b)................................            356   $     6,732
Chubb Corp. ...........................................          1,119        47,356
Cincinnati Financial Corp. (b).........................            476        10,886
CNA Financial Corp. (b)................................             85           779
Everest Re Group, Ltd. ................................            185        13,098
Fidelity National Financial, Inc. (Class A) (b)........            613        11,960
First American Corp. (b)...............................            237         6,283
Hartford Financial Services Group, Inc. ...............          1,102         8,651
HCC Insurance Holdings, Inc. (b).......................            361         9,094
Lincoln National Corp. (b).............................            817         5,466
Loews Corp. (b)........................................          1,118        24,708
Markel Corp. (a)(b)....................................             30         8,516
Marsh & McLennan Cos., Inc. ...........................          1,617        32,744
MetLife, Inc. (b)......................................          1,589        36,182
Odyssey Re Holdings Corp. .............................             55         2,086
Old Republic International Corp. (b)...................            726         7,855
PartnerRe, Ltd. (b)....................................            173        10,738
Principal Financial Group, Inc. (b)....................            762         6,233
Prudential Financial, Inc. (b).........................          1,349        25,658
Reinsurance Group of America, Inc. (b).................            195         6,316
RenaissanceRe Holdings, Ltd. ..........................            192         9,492
The Allstate Corp. (b).................................          1,708        32,708
The Hanover Insurance Group, Inc. .....................            163         4,698
The Progressive Corp. (a)(b)...........................          1,995        26,813
The Travelers Cos., Inc. ..............................          1,865        75,794
Torchmark Corp. (b)....................................            275         7,213
Transatlantic Holdings, Inc. (b).......................             79         2,818
Unum Group (b).........................................          1,041        13,012
Wesco Financial Corp. .................................              4         1,104
White Mountains Insurance Group, Ltd. (b)..............             26         4,470
WR Berkley Corp. ......................................            455        10,260
                                                                         -----------
                                                                             835,806
                                                                         -----------
INTERNET & CATALOG RETAIL -- 0.4%
Amazon.com, Inc. (a)(b)................................            985        72,339
Expedia, Inc. (a)(b)...................................            654         5,938
Liberty Media Holding Corp. -- Interactive (a).........          1,933         5,606
Netflix, Inc. (a)(b)...................................            145         6,223
Priceline.com, Inc. (a)(b).............................            128        10,084
                                                                         -----------
                                                                             100,190
                                                                         -----------
INTERNET SOFTWARE & SERVICES -- 1.6%
Akamai Technologies, Inc. (a)(b).......................            529        10,263
eBay, Inc. (a).........................................          3,450        43,332
Google, Inc. (Class A) (a).............................            730       254,084
IAC/InterActiveCorp (a)(b).............................            265         4,036
VeriSign, Inc. (a)(b)..................................            613        11,567
Yahoo!, Inc. (a)(b)....................................          4,056        51,957
                                                                         -----------
                                                                             375,239
                                                                         -----------
IT SERVICES -- 1.8%
Accenture, Ltd. (Class A)..............................          1,844        50,692
Affiliated Computer Services, Inc. (Class A) (a)(b)....            289        13,840
Alliance Data Systems Corp. (a)(b).....................            213         7,870
Automatic Data Processing, Inc. (b)....................          1,602        56,326
Broadridge Financial Solutions, Inc. (b)...............            441         8,207
Cognizant Technology Solutions Corp. (Class A) (a).....            908        18,877
Computer Sciences Corp. (a)(b).........................            478        17,610
DST Systems, Inc. (a)(b)...............................            131         4,535
Fidelity National Information Services, Inc. (b).......            597        10,865
Fiserv, Inc. (a)(b)....................................            516        18,813
Global Payments, Inc. (b)..............................            256         8,553
Hewitt Associates, Inc. (Class A) (a)..................            279         8,303
Lender Processing Services, Inc. (b)...................            298         9,122
Mantech International Corp. (Class A) (a)..............             65         2,724
Mastercard, Inc. (Class A) (b).........................            271        45,387
Metavante Technologies, Inc. (a)(b)....................            284         5,669
Paychex, Inc. (b)......................................          1,023        26,260
SAIC, Inc. (a).........................................            647        12,080
The Western Union Co. (b)..............................          2,249        28,270
Total System Services, Inc. (b)........................            632         8,728
Visa, Inc. (Class A) (b)...............................          1,372        76,283
                                                                         -----------
                                                                             439,014
                                                                         -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Hasbro, Inc. ..........................................            400        10,028
Mattel, Inc. (b).......................................          1,129        13,017
                                                                         -----------
                                                                              23,045
                                                                         -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Charles River Laboratories International, Inc. (a)(b)..            219         5,959
Covance, Inc. (a)(b)...................................            203         7,233
Illumina, Inc. (a)(b)..................................            389        14,486
Life Technologies Corp. (a)(b).........................            542        17,604
Millipore Corp. (a)....................................            171         9,817
PerkinElmer, Inc. (b)..................................            375         4,789
Pharmaceutical Product Development, Inc. (b)...........            329         7,804
Techne Corp. ..........................................            118         6,456
Thermo Fisher Scientific, Inc. (a)(b)..................          1,320        47,085
Waters Corp. (a)(b)....................................            312        11,528
                                                                         -----------
                                                                             132,761
                                                                         -----------
MACHINERY -- 1.5%
AGCO Corp. (a)(b)......................................            283         5,547
Caterpillar, Inc. (b)..................................          1,892        52,900
Cummins, Inc. .........................................            581        14,786
Danaher Corp. (b)......................................            775        42,020
Deere & Co. (b)........................................          1,324        43,520
Donaldson Co., Inc. (b)................................            219         5,878
Dover Corp. (b)........................................            598        15,775
Eaton Corp. ...........................................            519        19,130
Flowserve Corp. (b)....................................            182        10,214
Harsco Corp. ..........................................            262         5,809
Illinois Tool Works, Inc. (b)..........................          1,381        42,604
Ingersoll-Rand Co., Ltd. (Class A) (b).................            992        13,690
Joy Global, Inc. (b)...................................            339         7,221
Lincoln Electric Holdings, Inc. (b)....................            129         4,088
Navistar International Corp. (a)(b)....................            196         6,558
PACCAR, Inc. (b).......................................          1,083        27,898
Pall Corp. ............................................            377         7,702
Parker-Hannifin Corp. (b)..............................            506        17,194
Pentair, Inc. (b)......................................            307         6,653
SPX Corp. (b)..........................................            169         7,945
                                                                         -----------
                                                                             357,132
                                                                         -----------

SPDR DOW JONES LARGE CAP ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
MEDIA -- 2.5%
Cablevision Systems Corp. (Class A) (b)................            721   $     9,330
CBS Corp. (b)..........................................          1,920         7,373
Clear Channel Outdoor Holdings, Inc. (Class A) (a)(b)..            124           455
Comcast Corp. (Class A) (b)............................          9,158       124,915
Discovery Communications, Inc. (a)(b)..................            884        14,162
DISH Network Corp. (Class A) (a)(b)....................            668         7,421
DreamWorks Animation SKG, Inc. (Class A) (a)(b)........            182         3,938
Interactive Data Corp. ................................            113         2,809
John Wiley & Sons, Inc. (Class A) (b)..................            159         4,735
Liberty Global, Inc. (a)(b)............................            921        13,410
Liberty Media Corp. -- Entertainment (a)...............          1,641        32,738
Marvel Entertainment, Inc. (a).........................            164         4,354
News Corp. (Class A) (b)...............................          7,293        48,280
Omnicom Group, Inc. (b)................................            977        22,862
Scripps Networks Interactive (Class A) (b).............            258         5,807
The DIRECTV Group, Inc. (a)(b).........................          1,720        39,199
The Interpublic Group of Cos., Inc. (a)(b).............          1,544         6,361
The McGraw-Hill Cos., Inc. (b).........................          1,012        23,144
The Walt Disney Co. (b)................................          5,524       100,316
The Washington Post Co. (b)............................             19         6,785
Time Warner Cable, Inc. (b)............................          1,116        27,677
Time Warner, Inc. (b)..................................          3,799        73,321
Viacom, Inc. (a)(b)....................................          1,689        29,355
Virgin Media, Inc. (b).................................            934         4,483
                                                                         -----------
                                                                             613,230
                                                                         -----------
METALS & MINING -- 0.9%
Alcoa, Inc. (b)........................................          3,058        22,446
Allegheny Technologies, Inc. (b).......................            298         6,535
Cliffs Natural Resources, Inc. (b).....................            343         6,229
Compass Minerals International, Inc. (b)...............            102         5,750
Freeport-McMoRan Copper & Gold, Inc. (b)...............          1,272        48,476
Newmont Mining Corp. ..................................          1,525        68,259
Nucor Corp. (b)........................................            903        34,467
Reliance Steel & Aluminum Co. .........................            202         5,319
Southern Copper Corp. (b)..............................            702        12,229
Steel Dynamics, Inc. (b)...............................            608         5,356
United States Steel Corp. (b)..........................            374         7,903
                                                                         -----------
                                                                             222,969
                                                                         -----------
MULTI-UTILITIES -- 1.6%
Alliant Energy Corp. (b)...............................            351         8,666
Ameren Corp. (b).......................................            661        15,328
CenterPoint Energy, Inc. ..............................            978        10,200
CMS Energy Corp. (b)...................................            694         8,217
Consolidated Edison, Inc. (b)..........................            861        34,104
Dominion Resources, Inc. ..............................          1,828        56,650
DTE Energy Co. (b).....................................            517        14,321
Integrys Energy Group, Inc. (b)........................            241         6,276
MDU Resources Group, Inc. (b)..........................            533         8,603
NiSource, Inc. (b).....................................            854         8,369
NSTAR (b)..............................................            335        10,680
OGE Energy Corp. ......................................            298         7,098
PG&E Corp. (b).........................................          1,150        43,953
Public Service Enterprise Group, Inc. .................          1,599        47,122
SCANA Corp. (b)........................................            349        10,781
Sempra Energy (b)......................................            712        32,923
TECO Energy, Inc. (b)..................................            627         6,991
Vectren Corp. .........................................            255         5,378
Wisconsin Energy Corp. ................................            369        15,192
Xcel Energy, Inc. (b)..................................          1,411        26,287
                                                                         -----------
                                                                             377,139
                                                                         -----------
MULTILINE RETAIL -- 0.8%
Dollar Tree Stores, Inc. (a)(b)........................            285        12,697
Family Dollar Stores, Inc. (b).........................            416        13,882
J. C. Penney Co., Inc. (b).............................            621        12,464
Kohl's Corp. (a)(b)....................................            903        38,215
Macy's, Inc. (b).......................................          1,316        11,712
Nordstrom, Inc. (b)....................................            539         9,028
Sears Holdings Corp. (a)(b)............................            186         8,502
Target Corp. (b).......................................          2,184        75,108
                                                                         -----------
                                                                             181,608
                                                                         -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (b)........................................          2,758        12,549
                                                                         -----------
OIL, GAS & CONSUMABLE FUELS -- 11.3%
Alpha Natural Resources, Inc. (a)(b)...................            221         3,923
Anadarko Petroleum Corp. ..............................          1,443        56,118
Apache Corp. (b).......................................          1,064        68,192
Arch Coal, Inc. .......................................            450         6,016
Boardwalk Pipeline Partners LP (b).....................            175         3,920
Buckeye Partners LP....................................            152         5,420
Cabot Oil & Gas Corp. (b)..............................            339         7,990
Chesapeake Energy Corp. (b)............................          1,909        32,568
Chevron Corp. (b)......................................          6,350       426,974
Cimarex Energy Co. (b).................................            255         4,687
CNX Gas Corp. (a)(b)...................................             87         2,063
Concho Resources, Inc. (a)(b)..........................            196         5,016
ConocoPhillips (b).....................................          4,382       171,599
CONSOL Energy, Inc. (b)................................            581        14,664
Continental Resources, Inc. (a)(b).....................            104         2,206
Denbury Resources, Inc. (a)(b).........................            773        11,487
Devon Energy Corp. (b).................................          1,318        58,901
El Paso Corp. (b)......................................          2,232        13,950
Enbridge Energy Partners LP (b)........................            233         6,974
Energy Transfer Equity LP (b)..........................            623        13,164
Energy Transfer Partners LP (b)........................            297        10,956
Enterprise GP Holdings LP (b)..........................            108         2,443
Enterprise Products Partners LP (b)....................            951        21,160
EOG Resources, Inc. (b)................................            776        42,494
EXCO Resources, Inc. (a)(b)............................            538         5,380
Exxon Mobil Corp. (b)..................................         15,640     1,065,084
Forest Oil Corp. (a)(b)................................            275         3,616
Hess Corp. (b).........................................            931        50,460
Kinder Morgan Energy Partners LP (b)...................            529        24,715
Kinder Morgan Management, LLC (b)......................            240         9,782
Magellan Midstream Partners LP (b).....................            208         6,109
Marathon Oil Corp. ....................................          2,233        58,706
Murphy Oil Corp. ......................................            596        26,683
Newfield Exploration Co. (a)(b)........................            409         9,284
Noble Energy, Inc. ....................................            537        28,934
NuStar Energy LP (b)...................................            133         6,133
Occidental Petroleum Corp. (b).........................          2,573       143,187
ONEOK Partners LP (b)..................................            167         6,789
Peabody Energy Corp. (b)...............................            853        21,359
Petrohawk Energy Corp. (a)(b)..........................            863        16,595
Pioneer Natural Resources Co. (b)......................            378         6,226

SPDR DOW JONES LARGE CAP ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Plains All American Pipeline LP (b)....................            338   $    12,425
Plains Exploration & Production Co. (a)................            337         5,806
Quicksilver Resources, Inc. (a)(b).....................            349         1,933
Range Resources Corp. (b)..............................            487        20,045
Southwestern Energy Co. (a)(b).........................          1,080        32,065
Spectra Energy Corp. (b)...............................          2,069        29,256
Sunoco, Inc. (b).......................................            375         9,930
TEPPCO Partners LP.....................................            268         6,070
Tesoro Corp. (b).......................................            396         5,334
The Williams Cos., Inc. (b)............................          1,823        20,746
Ultra Petroleum Corp. (a)(b)...........................            477        17,120
Valero Energy Corp. ...................................          1,623        29,052
Whiting Petroleum Corp. (a)(b).........................            158         4,084
XTO Energy, Inc. ......................................          1,814        55,545
                                                                         -----------
                                                                           2,731,338
                                                                         -----------
PAPER & FOREST PRODUCTS -- 0.1%
International Paper Co. (b)............................          1,368         9,631
MeadWestvaco Corp. (b).................................            516         6,187
Weyerhaeuser Co. (b)...................................            667        18,389
                                                                         -----------
                                                                              34,207
                                                                         -----------
PERSONAL PRODUCTS -- 0.2%
Alberto-Culver Co. ....................................            275         6,218
Avon Products, Inc. ...................................          1,352        25,999
Mead Johnson Nutrition Co. (Class A) (a)...............             95         2,742
The Estee Lauder Cos., Inc. (Class A) (b)..............            340         8,381
                                                                         -----------
                                                                              43,340
                                                                         -----------
PHARMACEUTICALS -- 7.5%
Abbott Laboratories....................................          4,882       232,871
Allergan, Inc. (b).....................................            978        46,709
Bristol-Myers Squibb Co. (b)...........................          6,256       137,131
Eli Lilly & Co. (b)....................................          3,079       102,869
Endo Pharmaceuticals Holdings, Inc. (a)(b).............            326         5,764
Forest Laboratories, Inc. (a)(b).......................            965        21,191
Johnson & Johnson......................................          8,761       460,829
King Pharmaceuticals, Inc. (a)(b)......................            768         5,430
Merck & Co., Inc. (b)..................................          6,712       179,546
Mylan, Inc. (a)(b).....................................            951        12,753
Perrigo Co. (b)........................................            266         6,605
Pfizer, Inc. (b).......................................         21,369       291,046
Schering-Plough Corp. .................................          5,152       121,330
Warner Chilcott, Ltd. (Class A) (a)(b).................            257         2,704
Watson Pharmaceuticals, Inc. (a)(b)....................            328        10,204
Wyeth (b)..............................................          4,236       182,317
                                                                         -----------
                                                                           1,819,299
                                                                         -----------
PROFESSIONAL SERVICES -- 0.2%
Equifax, Inc. (b)......................................            402         9,829
FTI Consulting, Inc. (a)(b)............................            156         7,719
IHS, Inc. (Class A) (a)(b).............................            144         5,930
Manpower, Inc. (b).....................................            243         7,662
Robert Half International, Inc. (b)....................            501         8,933
The Dun & Bradstreet Corp. (b).........................            169        13,013
Watson Wyatt Worldwide, Inc. (Class A) (b).............            133         6,566
                                                                         -----------
                                                                              59,652
                                                                         -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
AMB Property Corp. (b).................................            409         5,890
Annaly Capital Management, Inc. (b)....................          1,691        23,454
Avalonbay Communities, Inc. (b)........................            253        11,906
Boston Properties, Inc. (b)............................            377        13,206
Digital Realty Trust, Inc. (b).........................            220         7,300
Equity Residential (b).................................            862        15,818
Federal Realty Investment Trust (b)....................            183         8,418
HCP, Inc. (b)..........................................            792        14,137
Health Care REIT, Inc. (b).............................            348        10,645
Host Hotels & Resorts, Inc. (b)........................          1,631         6,394
Kimco Realty Corp. (b).................................            725         5,524
Liberty Property Trust.................................            308         5,834
Nationwide Health Properties, Inc. (b).................            322         7,145
Plum Creek Timber Co., Inc. (b)........................            539        15,669
ProLogis (b)...........................................            833         5,415
Public Storage (b).....................................            404        22,321
Rayonier, Inc. (b).....................................            246         7,434
Realty Income Corp. (b)................................            327         6,154
Regency Centers Corp. (b)..............................            218         5,792
Simon Property Group, Inc. (b).........................            771        26,707
Ventas, Inc. (b).......................................            453        10,242
Vornado Realty Trust (b)...............................            467        15,523
                                                                         -----------
                                                                             250,928
                                                                         -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0% (d)
Brookfield Properties Corp. (b)........................            641         3,679
The St. Joe Co. (a)(b).................................            288         4,821
                                                                         -----------
                                                                               8,500
                                                                         -----------
ROAD & RAIL -- 0.9%
Burlington Northern Santa Fe Corp. (b).................            869        52,270
CSX Corp. .............................................          1,255        32,442
Hertz Global Holdings, Inc. (a)(b).....................            422         1,659
J.B. Hunt Transport Services, Inc. (b).................            349         8,414
Kansas City Southern (a)(b)............................            287         3,648
Norfolk Southern Corp. (b).............................          1,152        38,880
Ryder Systems, Inc. (b)................................            181         5,124
Union Pacific Corp. (b)................................          1,609        66,146
                                                                         -----------
                                                                             208,583
                                                                         -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.5%
Advanced Micro Devices, Inc. (a)(b)....................          1,759         5,365
Altera Corp. (b).......................................            939        16,479
Analog Devices, Inc. ..................................            926        17,844
Applied Materials, Inc. (b)............................          4,218        45,344
Broadcom Corp. (Class A) (a)(b)........................          1,334        26,653
Cree, Inc. (a)(b)......................................            253         5,953
Intel Corp. (b)........................................         17,638       265,452
Intersil Corp. (Class A)...............................            400         4,600
KLA-Tencor Corp. (b)...................................            550        11,000
Lam Research Corp. (a)(b)..............................            403         9,176
Linear Technology Corp. (b)............................            649        14,914
LSI Logic Corp. (a)(b).................................          2,020         6,141
Marvell Technology Group, Ltd. (a).....................          1,514        13,868
Maxim Integrated Products, Inc. (b)....................          1,011        13,355
MEMC Electronic Materials, Inc. (a)....................            713        11,757
Microchip Technology, Inc. (b).........................            581        12,311
Micron Technology, Inc. (a)(b).........................          2,391         9,708
National Semiconductor Corp. (b).......................            725         7,446
NVIDIA Corp. (a)(b)....................................          1,689        16,654
ON Semiconductor Corp. (a)(b)..........................          1,277         4,980

SPDR DOW JONES LARGE CAP ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Texas Instruments, Inc. (b)............................          4,142   $    68,384
Varian Semiconductor Equipment Associates,
  Inc. (a)(b)..........................................            228         4,939
Xilinx, Inc. (b).......................................            873        16,727
                                                                         -----------
                                                                             609,050
                                                                         -----------
SOFTWARE -- 4.0%
Activision Blizzard, Inc. (a)(b).......................          1,857        19,424
Adobe Systems, Inc. (a)(b).............................          1,648        35,251
Ansys, Inc. (a)(b).....................................            283         7,103
Autodesk, Inc. (a)(b)..................................            717        12,053
BMC Software, Inc. (a).................................            581        19,173
CA, Inc. ..............................................          1,298        22,858
Citrix Systems, Inc. (a)...............................            571        12,927
Electronic Arts, Inc. (a)(b)...........................          1,005        18,281
Factset Research Systems, Inc. (b).....................            137         6,849
Intuit, Inc. (a)(b)....................................            935        25,245
McAfee, Inc. (a)(b)....................................            484        16,214
Microsoft Corp. (b)....................................         25,062       460,389
Nuance Communications, Inc. (a)(b).....................            686         7,450
Oracle Corp. (a).......................................         12,293       222,135
Red Hat, Inc. (a)......................................            594        10,597
Salesforce.com, Inc. (a)(b)............................            322        10,539
Sybase, Inc. (a)(b)....................................            255         7,724
Symantec Corp. (a)(b)..................................          2,581        38,560
Synopsys, Inc. (a).....................................            444         9,204
VMware, Inc. (Class A) (a)(b)..........................            118         2,787
                                                                         -----------
                                                                             964,763
                                                                         -----------
SPECIALTY RETAIL -- 2.1%
Abercrombie & Fitch Co. (Class A) (b)..................            271         6,450
Advance Auto Parts, Inc. (b)...........................            297        12,201
American Eagle Outfitters, Inc. (b)....................            566         6,928
AutoZone, Inc. (a)(b)..................................            108        17,563
Bed Bath & Beyond, Inc. (a)(b).........................            824        20,394
Best Buy Co., Inc. (b).................................          1,055        40,048
CarMax, Inc. (a)(b)....................................            627         7,800
GameStop Corp. (Class A) (a)(b)........................            477        13,366
Guess ?, Inc. (b)......................................            194         4,089
Limited Brands, Inc. (b)...............................            915         7,960
Lowe's Cos., Inc. (b)..................................          4,663        85,100
O'Reilly Automotive, Inc. (a)(b).......................            426        14,914
PetSmart, Inc. ........................................            407         8,531
Ross Stores, Inc. (b)..................................            407        14,603
Staples, Inc. .........................................          2,239        40,548
The Gap, Inc. .........................................          1,656        21,511
The Home Depot, Inc. (b)...............................          5,402       127,271
The Sherwin-Williams Co. (b)...........................            312        16,215
The TJX Cos., Inc. ....................................          1,329        34,076
Tiffany & Co. (b)......................................            393         8,473
Urban Outfitters, Inc. (a)(b)..........................            368         6,024
                                                                         -----------
                                                                             514,065
                                                                         -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
Coach, Inc. (a)(b).....................................          1,009        16,850
NIKE, Inc. (Class B) (b)...............................            844        39,575
Polo Ralph Lauren Corp. (b)............................            182         7,690
V. F. Corp. ...........................................            272        15,534
                                                                         -----------
                                                                              79,649
                                                                         -----------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Capitol Federal Financial..............................             67         2,533
Hudson City Bancorp, Inc. .............................          1,540        18,003
New York Community Bancorp, Inc. (b)...................          1,082        12,086
People's United Financial, Inc. (b)....................            541         9,722
TFS Financial Corp. (b)................................            295         3,578
                                                                         -----------
                                                                              45,922
                                                                         -----------
TOBACCO -- 1.6%
Altria Group, Inc. ....................................          6,555       105,011
Lorillard, Inc. .......................................            528        32,599
Philip Morris International, Inc. (b)..................          6,417       228,317
Reynolds American, Inc. (b)............................            531        19,031
                                                                         -----------
                                                                             384,958
                                                                         -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b).......................................            451        14,502
MSC Industrial Direct Co., Inc. (Class A) (b)..........            136         4,225
W.W. Grainger, Inc. (b)................................            205        14,387
                                                                         -----------
                                                                              33,114
                                                                         -----------
WATER UTILITIES -- 0.1%
American Water Works Co., Inc. (b).....................            182         3,502
Aqua America, Inc. (b).................................            421         8,420
                                                                         -----------
                                                                              11,922
                                                                         -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
American Tower Corp. (Class A) (a).....................          1,245        37,885
Clearwire Corp. (Class A) (a)(b).......................            222         1,143
Crown Castle International Corp. (a)(b)................            764        15,593
Leap Wireless International, Inc. (a)(b)...............            188         6,556
MetroPCS Communications, Inc. (a)(b)...................            773        13,203
NII Holdings, Inc. (a).................................            524         7,860
SBA Communications Corp. (Class A) (a)(b)..............            366         8,528
Sprint Nextel Corp. (a)................................          8,942        31,923
Telephone & Data Systems, Inc. ........................            322         8,536
US Cellular Corp. (a)(b)...............................             52         1,733
                                                                         -----------
                                                                             132,960
                                                                         -----------
TOTAL COMMON STOCKS --
  (Cost $29,054,126)...................................                   24,081,171
                                                                         -----------
SHORT TERM INVESTMENTS -- 27.0%
MONEY MARKET FUNDS -- 27.0%
State Street Navigator Securities
  Lending Prime Portfolio (e)(f).......................      6,492,106     6,492,106
STIC Prime Portfolio...................................         28,647        28,647
                                                                         -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $6,520,753)....................................                    6,520,753
                                                                         -----------
TOTAL INVESTMENTS -- 126.7% (Cost $35,574,879).........                   30,601,924
OTHER ASSETS AND LIABILITIES -- (26.7)%................                   (6,458,043)
                                                                         -----------
NET ASSETS -- 100.0%...................................                  $24,143,881
                                                                         ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Affiliated issuer. (See accompanying notes.)
(d) Amount shown represents less than 0.05% of net assets.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.
REIT = Real Estate Investment Trust

SPDR DOW JONES LARGE CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.6%
ITT Corp. ................................................           7,027   $    270,329
Precision Castparts Corp. ................................           5,397        323,280
Rockwell Collins, Inc. ...................................           6,123        199,855
Spirit Aerosystems Holdings, Inc. (a)(b)..................           4,558         45,443
                                                                             ------------
                                                                                  838,907
                                                                             ------------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide, Inc. ............................           6,575        299,886
Expeditors International Washington, Inc. ................           8,255        233,534
FedEx Corp. ..............................................          11,536        513,236
                                                                             ------------
                                                                                1,046,656
                                                                             ------------
AIRLINES -- 0.1%
AMR Corp. (a)(b)..........................................           9,846         31,409
Southwest Airlines Co. ...................................          28,428        179,949
                                                                             ------------
                                                                                  211,358
                                                                             ------------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. (b)......................................           4,494         91,228
The Goodyear Tire & Rubber Co. (a)........................           9,299         58,212
                                                                             ------------
                                                                                  149,440
                                                                             ------------
AUTOMOBILES -- 0.2%
Ford Motor Co. (a)(b).....................................          92,516        243,317
                                                                             ------------
BEVERAGES -- 2.4%
Brown-Forman Corp. (Class B) (b)..........................           3,523        136,798
Hansen Natural Corp. (a)(b)...............................           3,037        109,332
PepsiCo, Inc. ............................................          61,488      3,165,402
                                                                             ------------
                                                                                3,411,532
                                                                             ------------
BIOTECHNOLOGY -- 4.6%
Abraxis Bioscience, Inc. (a)..............................             193          9,202
Alexion Pharmaceuticals, Inc. (a)(b)......................           3,013        113,470
Amgen, Inc. (a)...........................................          41,598      2,059,933
Amylin Pharmaceuticals, Inc. (a)(b).......................           5,143         60,430
Biogen Idec, Inc. (a).....................................          11,767        616,826
BioMarin Pharmaceutical, Inc. (a)(b)......................           3,615         44,645
Celgene Corp. (a).........................................          17,960        797,424
Cephalon, Inc. (a)(b).....................................           2,650        180,465
Genzyme Corp. (a).........................................          10,708        635,948
Gilead Sciences, Inc. (a).................................          35,830      1,659,646
Myriad Genetics, Inc. (a).................................           3,602        163,783
OSI Pharmaceuticals, Inc. (a)(b)..........................           2,216         84,784
Vertex Pharmaceuticals, Inc. (a)(b).......................           6,244        179,390
                                                                             ------------
                                                                                6,605,946
                                                                             ------------
CAPITAL MARKETS -- 1.8%
Affiliated Managers Group, Inc. (a)(b)....................           1,591         66,361
BlackRock, Inc. (b).......................................             763         99,221
Eaton Vance Corp. (b).....................................           4,479        102,345
Franklin Resources, Inc. .................................           6,144        330,977
Invesco, Ltd. ............................................          15,015        208,108
Jefferies Group, Inc. (a).................................           4,494         62,017
Lazard, Ltd. (Class A)....................................           2,945         86,583
Northern Trust Corp. .....................................           8,834        528,450
Raymond James Financial, Inc. (b).........................           3,830         75,451
SEI Investments Co. ......................................           5,411         66,068
T. Rowe Price Group, Inc. (b).............................          10,058        290,274
TD Ameritrade Holding Corp. (a)...........................           9,205        127,121
The Charles Schwab Corp. .................................          37,295        578,072
                                                                             ------------
                                                                                2,621,048
                                                                             ------------
CHEMICALS -- 2.8%
Airgas, Inc. .............................................           2,704         91,422
Albemarle Corp. ..........................................           3,540         77,066
Celanese Corp. (Series A).................................           5,554         74,257
Ecolab, Inc. .............................................           6,823        236,963
Monsanto Co. .............................................          21,286      1,768,866
Praxair, Inc. ............................................          12,176        819,323
Rohm and Haas Co. ........................................           4,769        375,988
Sigma-Aldrich Corp. ......................................           4,181        158,000
Terra Industries, Inc. (b)................................           3,956        111,124
Terra Nitrogen Co. LP.....................................             284         40,612
The Mosaic Co. ...........................................           5,764        241,973
                                                                             ------------
                                                                                3,995,594
                                                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Cintas Corp. (b)..........................................           5,136        126,962
Copart, Inc. (a)..........................................           2,398         71,125
Corrections Corp. of America (a)..........................           4,839         61,988
Covanta Holding Corp. (a).................................           5,215         68,264
Iron Mountain, Inc. (a)(b)................................           7,053        156,365
Stericycle, Inc. (a)(b)...................................           3,339        159,370
Waste Connections, Inc. (a)...............................           3,087         79,336
Waste Management, Inc. ...................................          19,646        502,938
                                                                             ------------
                                                                                1,226,348
                                                                             ------------
COMMUNICATIONS EQUIPMENT -- 5.6%
Cisco Systems, Inc. (a)...................................         231,182      3,876,922
Corning, Inc. ............................................          61,759        819,542
EchoStar Corp. (Class A) (a)(b)...........................           1,367         20,273
Harris Corp. .............................................           5,217        150,980
Juniper Networks, Inc. (a)(b).............................          20,447        307,932
Motorola, Inc. ...........................................          81,727        345,705
QUALCOMM, Inc. ...........................................          64,486      2,509,150
                                                                             ------------
                                                                                8,030,504
                                                                             ------------
COMPUTERS & PERIPHERALS -- 6.3%
Apple, Inc. (a)...........................................          34,906      3,669,319
Dell, Inc. (a)............................................          68,228        646,801
EMC Corp. (a).............................................          80,512        917,837
Hewlett-Packard Co. ......................................          94,574      3,032,042
NCR Corp. (a).............................................           6,797         54,036
NetApp, Inc. (a)..........................................          12,659        187,860
SanDisk Corp. (a)(b)......................................           8,685        109,865
Sun Microsystems, Inc. (a)................................          28,604        209,381
Teradata Corp. (a)........................................           6,817        110,572
Western Digital Corp. (a).................................           8,547        165,299
                                                                             ------------
                                                                                9,103,012
                                                                             ------------
CONSTRUCTION & ENGINEERING -- 0.6%
Aecom Technology Corp. (a)................................           3,005         78,370
Fluor Corp. ..............................................           7,029        242,852
Jacobs Engineering Group, Inc. (a)(b).....................           4,741        183,287
KBR, Inc. ................................................           6,256         86,395
Quanta Services, Inc. (a).................................           7,641        163,900
The Shaw Group, Inc. (a)..................................           3,211         88,014
                                                                             ------------
                                                                                  842,818
                                                                             ------------
CONSTRUCTION MATERIALS -- 0.2%
Martin Marietta Materials, Inc. (b).......................           1,598        126,721
Vulcan Materials Co. (b)..................................           3,531        156,388
                                                                             ------------
                                                                                  283,109
                                                                             ------------
CONSUMER FINANCE -- 0.1%
Discover Financial Services...............................          18,512        116,811
                                                                             ------------
CONTAINERS & PACKAGING -- 0.3%
Ball Corp. ...............................................           3,663        158,974
Crown Holdings, Inc. (a)..................................           6,188        140,653

SPDR DOW JONES LARGE CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
Pactiv Corp. (a)..........................................           5,050   $     73,680
Sealed Air Corp. .........................................           6,123         84,497
                                                                             ------------
                                                                                  457,804
                                                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
Apollo Group, Inc. (a)(b).................................           5,228        409,509
Career Education Corp. (a)(b).............................           3,466         83,045
DeVry, Inc. ..............................................           2,398        115,536
ITT Educational Services, Inc. (a)(b).....................           1,504        182,616
Strayer Education, Inc. (b)...............................             550         98,928
                                                                             ------------
                                                                                  889,634
                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
CME Group, Inc. ..........................................           2,649        652,687
Intercontinental Exchange, Inc. (a).......................           2,798        208,367
Leucadia National Corp. (a)(b)............................           6,678         99,435
Moody's Corp. (b).........................................           7,780        178,318
NYSE Euronext.............................................          10,030        179,537
The Nasdaq OMX Group, Inc. (a)(b).........................           6,110        119,634
                                                                             ------------
                                                                                1,437,978
                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
Level 3 Communications, Inc. (a)(b).......................          62,395         57,403
Windstream Corp. .........................................          17,026        137,230
                                                                             ------------
                                                                                  194,633
                                                                             ------------
ELECTRIC UTILITIES -- 0.2%
Allegheny Energy, Inc. ...................................           6,477        150,072
ITC Holdings Corp. .......................................           1,913         83,445
                                                                             ------------
                                                                                  233,517
                                                                             ------------
ELECTRICAL EQUIPMENT -- 1.1%
AMETEK, Inc. .............................................           4,106        128,395
Cooper Industries, Ltd. (Class A).........................           6,733        174,115
Emerson Electric Co. .....................................          29,806        851,856
First Solar, Inc. (a)(b)..................................           1,758        233,287
Roper Industries, Inc. (b)................................           3,463        147,004
SunPower Corp. (Class A) (a)(b)...........................           3,604         85,703
                                                                             ------------
                                                                                1,620,360
                                                                             ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.7%
Agilent Technologies, Inc. (a)............................          13,555        208,340
Amphenol Corp. (Class A)..................................           6,780        193,162
Arrow Electronics, Inc. (a)...............................           4,634         88,324
Avnet, Inc. (a)...........................................           5,789        101,365
Dolby Laboratories, Inc. (Class A) (a)(b).................           2,002         68,288
FLIR Systems, Inc. (a)....................................           5,391        110,408
Itron, Inc. (a)(b)........................................           1,317         62,360
Mettler-Toledo International, Inc. (a)....................           1,223         62,777
Molex, Inc. (b)...........................................           4,886         67,134
Trimble Navigation, Ltd. (a)(b)...........................           4,653         71,098
                                                                             ------------
                                                                                1,033,256
                                                                             ------------
ENERGY EQUIPMENT & SERVICES -- 3.2%
Baker Hughes, Inc. .......................................          12,263        350,109
BJ Services Co. ..........................................          11,355        112,982
Cameron International Corp. (a)...........................           8,423        184,716
Diamond Offshore Drilling, Inc. (b).......................           2,537        159,476
ENSCO International, Inc. ................................           5,492        144,989
Exterran Holdings, Inc. (a)(b)............................           2,506         40,146
FMC Technologies, Inc. (a)................................           4,842        151,894
Halliburton Co. ..........................................          35,373        547,220
Helmerich & Payne, Inc. (b)...............................           3,702         84,295
Nabors Industries, Ltd. (a)(b)............................          11,023        110,120
National-Oilwell Varco, Inc. (a)..........................          16,311        468,289
Patterson-UTI Energy, Inc. (b)............................           5,989         53,661
Pride International, Inc. (a).............................           6,702        120,502
Rowan Cos., Inc. .........................................           3,801         45,498
Schlumberger, Ltd. .......................................          46,864      1,903,616
Smith International, Inc. ................................           8,476        182,064
                                                                             ------------
                                                                                4,659,577
                                                                             ------------
FOOD & STAPLES RETAILING -- 6.2%
Costco Wholesale Corp. ...................................          17,048        789,663
CVS Caremark Corp. .......................................          56,337      1,548,704
Sysco Corp. ..............................................          23,346        532,289
Wal-Mart Stores, Inc. ....................................          95,758      4,988,992
Walgreen Co. .............................................          39,083      1,014,595
Whole Foods Market, Inc. (b)..............................           5,383         90,434
                                                                             ------------
                                                                                8,964,677
                                                                             ------------
FOOD PRODUCTS -- 0.6%
Archer-Daniels-Midland Co. ...............................          23,231        645,357
Dean Foods Co. (a)........................................           5,962        107,793
Flowers Foods, Inc. (b)...................................           3,316         77,860
                                                                             ------------
                                                                                  831,010
                                                                             ------------
GAS UTILITIES -- 0.4%
Energen Corp. ............................................           2,524         73,524
EQT Corp. ................................................           5,025        157,433
ONEOK, Inc. ..............................................           3,758         85,044
Questar Corp. ............................................           6,667        196,210
                                                                             ------------
                                                                                  512,211
                                                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.4%
Baxter International, Inc. ...............................          24,182      1,238,602
Beckman Coulter, Inc. ....................................           2,571        131,147
Becton, Dickinson & Co. ..................................           8,969        603,076
Boston Scientific Corp. (a)...............................          58,832        467,714
C.R. Bard, Inc. ..........................................           3,845        306,523
DENTSPLY International, Inc. (b)..........................           5,398        144,936
Edwards Lifesciences Corp. (a)............................           2,178        132,052
Gen-Probe, Inc. (a).......................................           2,083         94,943
Hologic, Inc. (a).........................................           9,887        129,421
IDEXX Laboratories, Inc. (a)(b)...........................           2,302         79,603
Immucor, Inc. (a).........................................           2,708         68,106
Intuitive Surgical, Inc. (a)(b)...........................           1,515        144,470
Kinetic Concepts, Inc. (a)(b).............................           1,993         42,092
Medtronic, Inc. ..........................................          44,233      1,303,547
ResMed, Inc. (a)..........................................           2,931        103,582
St. Jude Medical, Inc. (a)................................          13,650        495,904
Stryker Corp. ............................................          12,101        411,918
Varian Medical Systems, Inc. (a)..........................           4,818        146,660
Zimmer Holdings, Inc. (a).................................           8,723        318,390
                                                                             ------------
                                                                                6,362,686
                                                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.6%
Aetna, Inc. ..............................................          18,325        445,847
AmerisourceBergen Corp. ..................................           5,898        192,629
Community Health Systems, Inc. (a)(b).....................           3,612         55,408
Coventry Health Care, Inc. (a)............................           5,737         74,237
DaVita, Inc. (a)..........................................           4,043        177,690
Express Scripts, Inc. (Class A) (a).......................           8,074        372,776
Health Net, Inc. (a)......................................           4,016         58,152
Henry Schein, Inc. (a)(b).................................           3,488        139,555
Humana, Inc. (a)..........................................           6,590        171,867
Lincare Holdings, Inc. (a)(b).............................           2,712         59,122
McKesson Corp. ...........................................          10,893        381,691
Medco Health Solutions, Inc. (a)..........................          19,669        813,116
Omnicare, Inc. ...........................................           4,423        108,319
Patterson Cos., Inc. (a)(b)...............................           4,092         77,175
Quest Diagnostics, Inc. ..................................           5,690        270,161

SPDR DOW JONES LARGE CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
UnitedHealth Group, Inc. .................................          48,446   $  1,013,975
WellPoint, Inc. (a).......................................          19,698        747,933
                                                                             ------------
                                                                                5,159,653
                                                                             ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)(b).......................................           2,470        108,606
IMS Health, Inc. .........................................           7,022         87,564
                                                                             ------------
                                                                                  196,170
                                                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Burger King Holdings, Inc. (b)............................           3,561         81,725
Darden Restaurants, Inc. (b)..............................           4,866        166,709
International Game Technology.............................          11,499        106,021
Las Vegas Sands Corp. (a)(b)..............................          13,617         40,987
Marriott International, Inc. (Class A) (b)................          11,804        193,113
MGM MIRAGE, Inc. (a)(b)...................................           3,207          7,472
Penn National Gaming, Inc. (a)(b).........................           2,450         59,168
Starbucks Corp. (a).......................................          28,287        314,269
Wendy's/Arby's Group, Inc. (Class A)......................          17,009         85,555
Wynn Resorts, Ltd. (a)(b).................................           2,823         56,375
Yum! Brands, Inc. ........................................          18,339        503,956
                                                                             ------------
                                                                                1,615,350
                                                                             ------------
HOUSEHOLD DURABLES -- 0.1%
Garmin, Ltd. (b)..........................................           4,646         98,542
Pulte Homes, Inc. (b).....................................           8,159         89,178
                                                                             ------------
                                                                                  187,720
                                                                             ------------
HOUSEHOLD PRODUCTS -- 1.0%
Church & Dwight Co., Inc. ................................           2,713        141,700
Colgate-Palmolive Co. ....................................          20,032      1,181,487
Energizer Holdings, Inc. (a)(b)...........................           2,391        118,809
                                                                             ------------
                                                                                1,441,996
                                                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Calpine Corp. (a)(b)......................................          14,001         95,347
Constellation Energy Group, Inc. .........................           6,891        142,368
Dynegy, Inc. (Class A) (a)................................          16,515         23,286
Mirant Corp. (a)..........................................           6,064         69,130
NRG Energy, Inc. (a)......................................           9,025        158,840
Reliant Energy, Inc. (a)..................................          15,418         49,183
The AES Corp. (a).........................................          25,853        150,206
                                                                             ------------
                                                                                  688,360
                                                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.1%
McDermott International, Inc. (a).........................           8,781        117,578
                                                                             ------------
INSURANCE -- 3.2%
Berkshire Hathaway, Inc. (Class A) (a)....................              46      3,988,200
Brown & Brown, Inc. ......................................           4,754         89,898
The Progressive Corp. (a).................................          24,564        330,140
W.R. Berkley Corp. .......................................           5,457        123,056
                                                                             ------------
                                                                                4,531,294
                                                                             ------------
INTERNET & CATALOG RETAIL -- 0.9%
Amazon.com, Inc. (a)(b)...................................          12,177        894,279
Expedia, Inc. (a).........................................           7,719         70,088
Liberty Media Holding Corp. -- Interactive
  (Series A) (a)..........................................          22,998         66,694
Netflix, Inc. (a)(b)......................................           1,791         76,870
Priceline.com, Inc. (a)(b)................................           1,572        123,842
                                                                             ------------
                                                                                1,231,773
                                                                             ------------
INTERNET SOFTWARE & SERVICES -- 3.2%
Akamai Technologies, Inc. (a)(b)..........................           6,541        126,895
eBay, Inc. (a)............................................          43,481        546,121
Google, Inc. (Class A) (a)................................           9,036      3,145,070
IAC/InterActiveCorp (a)...................................           3,259         49,635
VeriSign, Inc. (a)(b).....................................           7,530        142,091
Yahoo!, Inc. (a)..........................................          51,013        653,477
                                                                             ------------
                                                                                4,663,289
                                                                             ------------
IT SERVICES -- 3.5%
Accenture, Ltd. (Class A).................................          23,170        636,943
Affiliated Computer Services, Inc. (Class A) (a)..........           3,588        171,829
Alliance Data Systems Corp. (a)(b)........................           2,499         92,338
Automatic Data Processing, Inc. ..........................          20,142        708,193
Broadridge Financial Solutions, Inc. .....................           5,437        101,183
Cognizant Technology Solutions Corp. (Class A) (a)........          11,134        231,476
DST Systems, Inc. (a)(b)..................................           1,479         51,203
Fidelity National Information Services, Inc. .............           7,347        133,715
Fiserv, Inc. (a)..........................................           6,202        226,125
Global Payments, Inc. ....................................           3,090        103,237
Hewitt Associates, Inc. (Class A) (a).....................           3,227         96,036
ManTech International Corp. (Class A) (a).................             807         33,813
Mastercard, Inc. (Class A) (b)............................           3,383        566,585
Metavante Technologies, Inc. (a)..........................           3,455         68,962
Paychex, Inc. ............................................          12,550        322,159
SAIC, Inc. (a)............................................           7,851        146,578
The Western Union Co. ....................................          27,713        348,352
Total System Services, Inc. ..............................           7,623        105,274
Visa, Inc. (Class A) (b)..................................          16,954        942,642
                                                                             ------------
                                                                                5,086,643
                                                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Charles River Laboratories International, Inc. (a)(b).....           2,630         71,562
Covance, Inc. (a)(b)......................................           2,470         88,006
Illumina, Inc. (a)(b).....................................           4,792        178,454
Life Technologies Corp. (a)...............................           6,675        216,804
Millipore Corp. (a)(b)....................................           2,114        121,365
PerkinElmer, Inc. ........................................           4,586         58,563
Pharmaceutical Product Development, Inc. .................           4,032         95,639
Techne Corp. .............................................           1,452         79,439
Thermo Fisher Scientific, Inc. (a)........................          16,634        593,335
Waters Corp. (a)(b).......................................           3,868        142,923
                                                                             ------------
                                                                                1,646,090
                                                                             ------------
MACHINERY -- 2.2%
AGCO Corp. (a)............................................           3,542         69,423
Caterpillar, Inc. (b).....................................          23,784        665,001
Cummins, Inc. ............................................           7,078        180,135
Danaher Corp. (b).........................................           9,772        529,838
Donaldson Co., Inc. (b)...................................           2,613         70,133
Dover Corp. ..............................................           7,202        189,989
Harsco Corp. .............................................           3,255         72,163
Illinois Tool Works, Inc. ................................          17,403        536,883
Joy Global, Inc. (b)......................................           3,955         84,242
Lincoln Electric Holdings, Inc. (b).......................           1,571         49,785
Navistar International Corp. (a)..........................           2,383         79,735
PACCAR, Inc. (b)..........................................          13,340        343,638
Pall Corp. ...............................................           4,594         93,855
Parker-Hannifin Corp. ....................................           6,242        212,103
                                                                             ------------
                                                                                3,176,923
                                                                             ------------

SPDR DOW JONES LARGE CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
MEDIA -- 4.4%
Cablevision Systems Corp. (Class A).......................           8,964   $    115,994
Clear Channel Outdoor Holdings, Inc. (Class A) (a)(b).....           1,222          4,485
Comcast Corp. (Class A)...................................         113,320      1,545,685
Discovery Communications, Inc. (Series A) (a).............          10,848        173,785
DISH Network Corp. (Class A) (a)..........................           8,179         90,869
Interactive Data Corp. ...................................           1,391         34,580
John Wiley & Sons, Inc. (Class A).........................           1,961         58,399
Liberty Global, Inc. (Series A) (a)(b)....................          11,346        165,198
Liberty Media Corp. -- Entertainment (Series A) (a).......          20,539        409,753
Marvel Entertainment, Inc. (a)............................           2,010         53,365
Omnicom Group, Inc. (b)...................................          12,036        281,642
Scripps Networks Interactive (Class A) (b)................           3,217         72,415
The DIRECTV Group, Inc. (a)...............................          21,696        494,452
The Interpublic Group of Cos., Inc. (a)...................          18,453         76,026
The McGraw-Hill Cos., Inc. ...............................          12,418        284,000
The Walt Disney Co. ......................................          68,327      1,240,818
Time Warner Cable, Inc. (b)...............................          13,693        339,586
Time Warner, Inc. ........................................          46,989        906,888
                                                                             ------------
                                                                                6,347,940
                                                                             ------------
METALS & MINING -- 1.7%
Allegheny Technologies, Inc. (b)..........................           3,424         75,088
Cliffs Natural Resources, Inc. ...........................           4,396         79,832
Compass Minerals International, Inc. .....................           1,255         70,744
Freeport-McMoRan Copper & Gold, Inc. .....................          15,999        609,722
Newmont Mining Corp. .....................................          18,850        843,726
Nucor Corp. ..............................................          11,319        432,046
Reliance Steel & Aluminum Co. ............................           2,481         65,325
Southern Copper Corp. (b).................................           8,406        146,433
Steel Dynamics, Inc. (b)..................................           6,856         60,401
                                                                             ------------
                                                                                2,383,317
                                                                             ------------
MULTI-UTILITIES -- 0.1%
MDU Resources Group, Inc. ................................           6,514        105,136
                                                                             ------------
MULTILINE RETAIL -- 1.4%
Dollar Tree Stores, Inc. (a)..............................           3,485        155,257
Family Dollar Stores, Inc. (b)............................           5,132        171,255
J. C. Penney Co., Inc. (b)................................           7,544        151,408
Kohl's Corp. (a)..........................................          11,398        482,363
Nordstrom, Inc. (b).......................................           6,957        116,530
Target Corp. .............................................          26,980        927,842
                                                                             ------------
                                                                                2,004,655
                                                                             ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. ..............................................          33,780        153,699
                                                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 6.1%
Alpha Natural Resources, Inc. (a).........................           2,723         48,333
Anadarko Petroleum Corp. .................................          18,133        705,192
Arch Coal, Inc. ..........................................           5,298         70,834
Cabot Oil & Gas Corp. ....................................           3,977         93,738
Chesapeake Energy Corp. ..................................          24,098        411,112
Cimarex Energy Co. (b)....................................           3,035         55,783
CNX Gas Corp. (a)(b)......................................             923         21,884
Concho Resources, Inc. (a)................................           2,414         61,774
CONSOL Energy, Inc. ......................................           7,109        179,431
Continental Resources, Inc. (a)(b)........................           1,464         31,052
Denbury Resources, Inc. (a)...............................           9,460        140,576
Energy Transfer Equity LP.................................           7,678        162,236
EOG Resources, Inc. ......................................           9,776        535,334
EXCO Resources, Inc. (a)..................................           6,618         66,180
Hess Corp. ...............................................          11,666        632,297
Kinder Morgan Management, LLC.............................           2,873        117,104
Murphy Oil Corp. .........................................           7,349        329,015
Noble Energy, Inc. .......................................           6,610        356,147
Occidental Petroleum Corp. ...............................          31,851      1,772,508
Peabody Energy Corp. .....................................          10,326        258,563
Petrohawk Energy Corp. (a)(b).............................          10,629        204,396
Plains Exploration & Production Co. (a)...................           4,517         77,828
Quicksilver Resources, Inc. (a)(b)........................           5,536         30,669
Range Resources Corp. ....................................           5,977        246,013
Southwestern Energy Co. (a)(b)............................          13,577        403,101
Sunoco, Inc. (b)..........................................           4,554        120,590
Tesoro Corp. (b)..........................................           5,292         71,283
The Williams Cos., Inc. ..................................          22,318        253,979
Ultra Petroleum Corp. (a).................................           5,885        211,213
Valero Energy Corp. ......................................          19,985        357,732
Whiting Petroleum Corp. (a)...............................           1,955         50,537
XTO Energy, Inc. .........................................          22,786        697,707
                                                                             ------------
                                                                                8,774,141
                                                                             ------------
PERSONAL PRODUCTS -- 0.3%
Avon Products, Inc. ......................................          16,528        317,833
The Estee Lauder Cos., Inc. (Class A) (b).................           4,360        107,474
                                                                             ------------
                                                                                  425,307
                                                                             ------------
PHARMACEUTICALS -- 0.5%
Allergan, Inc. ...........................................          12,177        581,573
Endo Pharmaceuticals Holdings, Inc. (a)(b)................           4,242         74,999
Perrigo Co. ..............................................           3,277         81,368
Warner Chilcott, Ltd. (Class A) (a).......................           3,280         34,506
                                                                             ------------
                                                                                  772,446
                                                                             ------------
PROFESSIONAL SERVICES -- 0.5%
Equifax, Inc. ............................................           4,892        119,609
FTI Consulting, Inc. (a)(b)...............................           1,969         97,426
IHS, Inc. (Class A) (a)...................................           1,842         75,854
Manpower, Inc. ...........................................           3,019         95,189
Robert Half International, Inc. (b).......................           5,862        104,520
The Dun & Bradstreet Corp. ...............................           2,088        160,776
Watson Wyatt Worldwide, Inc. (Class A)....................           1,641         81,016
                                                                             ------------
                                                                                  734,390
                                                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Digital Realty Trust, Inc. (b)............................           2,714         90,050
Public Storage............................................           4,979        275,090
Simon Property Group, Inc. (b)............................           9,201        318,723
Ventas, Inc. (b)..........................................           5,533        125,101
                                                                             ------------
                                                                                  808,964
                                                                             ------------
ROAD & RAIL -- 0.1%
Hertz Global Holdings, Inc. (a)(b)........................           4,240         16,663
J.B. Hunt Transport Services, Inc. (b)....................           4,305        103,794
                                                                             ------------
                                                                                  120,457
                                                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.9%
Advanced Micro Devices, Inc. (a)(b).......................          23,572         71,895
Altera Corp. (b)..........................................          11,610        203,755
Analog Devices, Inc. .....................................          11,236        216,518
Applied Materials, Inc. (b)...............................          53,128        571,126
Broadcom Corp. (Class A) (a)(b)...........................          16,440        328,471
Cree, Inc. (a)(b).........................................           3,115         73,296
Intersil Corp. (Class A)..................................           4,794         55,131

SPDR DOW JONES LARGE CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
KLA-Tencor Corp. (b)......................................           6,540   $    130,800
Lam Research Corp. (a)(b).................................           4,840        110,207
Linear Technology Corp. (b)...............................           7,985        183,495
LSI Logic Corp. (a).......................................          24,983         75,948
Marvell Technology Group, Ltd. (a)........................          18,649        170,825
Maxim Integrated Products, Inc. ..........................          12,242        161,717
MEMC Electronic Materials, Inc. (a).......................           8,749        144,271
Microchip Technology, Inc. (b)............................           7,044        149,262
Micron Technology, Inc. (a)(b)............................          29,579        120,091
National Semiconductor Corp. (b)..........................           8,883         91,228
NVIDIA Corp. (a)(b).......................................          20,800        205,088
ON Semiconductor Corp. (a)................................          15,762         61,472
Texas Instruments, Inc. ..................................          51,180        844,982
Varian Semiconductor Equipment Associates, Inc. (a)(b)....           2,812         60,908
Xilinx, Inc. (b)..........................................          10,706        205,127
                                                                             ------------
                                                                                4,235,613
                                                                             ------------
SOFTWARE -- 8.2%
Activision Blizzard, Inc. (a).............................          22,901        239,544
Adobe Systems, Inc. (a)...................................          20,814        445,211
Ansys, Inc. (a)...........................................           3,474         87,197
Autodesk, Inc. (a)........................................           8,763        147,306
BMC Software, Inc. (a)....................................           7,151        235,983
CA, Inc. .................................................          15,939        280,686
Citrix Systems, Inc. (a)..................................           7,035        159,272
Electronic Arts, Inc. (a).................................          12,463        226,702
Factset Research Systems, Inc. (b)........................           1,679         83,933
Intuit, Inc. (a)..........................................          11,403        307,881
McAfee, Inc. (a)(b).......................................           5,859        196,277
Microsoft Corp. ..........................................         310,512      5,704,105
Nuance Communications, Inc. (a)(b)........................           8,453         91,800
Oracle Corp. (a)..........................................         152,222      2,750,652
Red Hat, Inc. (a).........................................           7,383        131,713
Salesforce.com, Inc. (a)(b)...............................           3,994        130,724
Sybase, Inc. (a)..........................................           3,140         95,111
Symantec Corp. (a)........................................          32,578        486,715
VMware, Inc. (Class A) (a)(b).............................           1,504         35,525
                                                                             ------------
                                                                               11,836,337
                                                                             ------------
SPECIALTY RETAIL -- 4.4%
Abercrombie & Fitch Co. (Class A) (b).....................           3,375         80,325
Advance Auto Parts, Inc. .................................           3,660        150,353
American Eagle Outfitters, Inc. ..........................           6,634         81,200
AutoZone, Inc. (a)(b).....................................           1,340        217,911
Bed Bath & Beyond, Inc. (a)(b)............................          10,145        251,089
Best Buy Co., Inc. (b)....................................          13,330        506,007
CarMax, Inc. (a)(b).......................................           8,210        102,132
GameStop Corp. (Class A) (a)..............................           5,909        165,570
Guess ?, Inc. ............................................           2,347         49,475
Lowe's Cos., Inc. ........................................          57,657      1,052,240
O'Reilly Automotive, Inc. (a)(b)..........................           5,183        181,457
PetSmart, Inc. ...........................................           4,931        103,354
Ross Stores, Inc. ........................................           5,011        179,795
Staples, Inc. ............................................          28,040        507,804
The Gap, Inc. ............................................          20,085        260,904
The Home Depot, Inc. (b)..................................          66,839      1,574,727
The Sherwin-Williams Co. .................................           3,828        198,941
The TJX Cos., Inc. .......................................          16,668        427,367
Tiffany & Co. (b).........................................           4,803        103,553
Urban Outfitters, Inc. (a)(b).............................           4,448         72,814
                                                                             ------------
                                                                                6,267,018
                                                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Coach, Inc. (a)...........................................          12,433        207,631
NIKE, Inc. (Class B)......................................          10,658        499,753
Polo Ralph Lauren Corp. (b)...............................           2,179         92,063
                                                                             ------------
                                                                                  799,447
                                                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Hudson City Bancorp, Inc. ................................          18,661        218,147
TFS Financial Corp. (b)...................................           3,638         44,129
                                                                             ------------
                                                                                  262,276
                                                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
Fastenal Co. (b)..........................................           5,389        173,283
MSC Industrial Direct Co., Inc. (Class A).................           1,673         51,980
                                                                             ------------
                                                                                  225,263
                                                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
American Tower Corp. (Class A) (a)........................          15,710        478,055
Clearwire Corp. (Class A) (a)(b)..........................           2,741         14,116
Crown Castle International Corp. (a)(b)...................           9,422        192,303
Leap Wireless International, Inc. (a)(b)..................           2,074         72,320
MetroPCS Communications, Inc. (a)(b)......................           9,522        162,636
NII Holdings, Inc. (a)....................................           6,417         96,255
SBA Communications Corp. (Class A) (a)(b).................           4,515        105,200
Telephone & Data Systems, Inc. ...........................           3,973        105,324
US Cellular Corp. (a).....................................             606         20,204
                                                                             ------------
                                                                                1,246,413
                                                                             ------------
TOTAL COMMON STOCKS --  (Cost $215,789,248)...............                    143,169,401
                                                                             ------------
SHORT TERM INVESTMENTS -- 8.3%
MONEY MARKET FUNDS -- 8.3%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d)........................................      11,867,281     11,867,281
STIC Prime Portfolio......................................             100            100
                                                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $11,867,381)......................................                     11,867,381
                                                                             ------------
TOTAL INVESTMENTS -- 107.9% (Cost $227,656,629)...........                    155,036,782
OTHER ASSETS AND LIABILITIES -- (7.9)%....................                    (11,360,855)
                                                                             ------------
NET ASSETS -- 100.0%......................................                   $143,675,927
                                                                             ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DOW JONES LARGE CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 4.0%
Alliant Techsystems, Inc. (a)..........................            718   $    48,092
Boeing Co. ............................................         13,623       484,706
General Dynamics Corp. ................................          6,774       281,731
Goodrich Corp. ........................................          2,591        98,173
Honeywell International, Inc. .........................         13,949       388,619
L-3 Communications Holdings, Inc. .....................          2,464       167,059
Lockheed Martin Corp. .................................          6,671       460,499
Northrop Grumman Corp. ................................          6,276       273,885
Raytheon Co. ..........................................          8,673       337,727
United Technologies Corp. .............................         18,269       785,201
                                                                         -----------
                                                                           3,325,692
                                                                         -----------
AIR FREIGHT & LOGISTICS -- 0.8%
United Parcel Service, Inc. (Class B)..................         13,436       661,320
                                                                         -----------
AIRLINES -- 0.1%
Delta Air Lines, Inc. (a)..............................         14,617        82,294
                                                                         -----------
AUTO COMPONENTS -- 0.2%
Johnson Controls, Inc. ................................         12,159       145,908
                                                                         -----------
AUTOMOBILES -- 0.1%
General Motors Corp. (b)...............................         10,768        20,890
Harley-Davidson, Inc. (b)..............................          4,825        64,607
                                                                         -----------
                                                                              85,497
                                                                         -----------
BEVERAGES -- 2.8%
Coca-Cola Enterprises, Inc. ...........................          6,515        85,933
Constellation Brands, Inc. (Class A) (a)...............          4,004        47,648
Dr. Pepper Snapple Group, Inc. (a).....................          5,177        87,543
Molson Coors Brewing Co. (Class B).....................          3,029       103,834
PepsiAmericas, Inc. ...................................          1,234        21,286
The Coca-Cola Co. .....................................         44,280     1,946,106
The Pepsi Bottling Group, Inc. ........................          2,773        61,394
                                                                         -----------
                                                                           2,353,744
                                                                         -----------
BUILDING PRODUCTS -- 0.1%
Masco Corp. ...........................................          6,963        48,602
                                                                         -----------
CAPITAL MARKETS -- 3.1%
AllianceBernstein Holding LP (b).......................            738        10,863
Ameriprise Financial, Inc. ............................          4,445        91,078
Federated Investors, Inc. (Class B) (b)................          2,005        44,631
Legg Mason, Inc. (b)...................................          3,214        51,103
Morgan Stanley.........................................         20,408       464,690
Och-Ziff Capital Management Group LLC (Class A) (b)....            748         4,540
State Street Corp. (c).................................          8,918       274,496
The Bank of New York Mellon Corp. .....................         23,638       667,774
The Goldman Sachs Group, Inc. .........................          8,776       930,432
                                                                         -----------
                                                                           2,539,607
                                                                         -----------
CHEMICALS -- 1.5%
Air Products & Chemicals, Inc. ........................          4,076       229,275
CF Industries Holdings, Inc. ..........................          1,209        85,996
E. I. du Pont de Nemours & Co. ........................         18,710       417,794
Eastman Chemical Co. ..................................          1,596        42,773
FMC Corp. .............................................          1,537        66,306
International Flavors & Fragrances, Inc. (b)...........          1,523        46,391
Intrepid Potash, Inc. (a)(b)...........................            718        13,247
Lubrizol Corp. ........................................          1,330        45,233
PPG Industries, Inc. ..................................          3,436       126,788
The Dow Chemical Co. ..................................         19,290       162,615
The Scotts Miracle-Gro Co. (Class A) (b)...............            924        32,063
                                                                         -----------
                                                                           1,268,481
                                                                         -----------
COMMERCIAL BANKS -- 3.2%
BB&T Corp. (b).........................................         11,390       192,719
BOK Financial Corp. (b)................................            412        14,235
City National Corp. (b)................................            945        31,913
Comerica, Inc. (b).....................................          3,107        56,889
Commerce Bancshares, Inc. .............................          1,397        50,711
Cullen/Frost Bankers, Inc. (b).........................          1,130        53,042
Keycorp................................................         10,229        80,502
M&T Bank Corp. (b).....................................          1,624        73,470
PNC Financial Services Group, Inc. (b).................          9,011       263,932
Regions Financial Corp. (b)............................         14,323        61,016
SunTrust Banks, Inc. (b)...............................          7,301        85,714
U.S. Bancorp...........................................         35,936       525,025
Wells Fargo & Co. .....................................         83,731     1,192,329
                                                                         -----------
                                                                           2,681,497
                                                                         -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Avery Dennison Corp. (b)...............................          2,140        47,808
Pitney Bowes, Inc. ....................................          4,312       100,685
R.R. Donnelley & Sons Co. (b)..........................          4,863        35,646
Republic Services, Inc. ...............................          6,440       110,446
                                                                         -----------
                                                                             294,585
                                                                         -----------
COMPUTERS & PERIPHERALS -- 3.4%
International Business Machines Corp. .................         28,172     2,729,585
Lexmark International, Inc. (Class A) (a)..............          1,829        30,855
Seagate Technology (b).................................         10,977        65,972
                                                                         -----------
                                                                           2,826,412
                                                                         -----------
CONSTRUCTION & ENGINEERING -- 0.1%
URS Corp. (a)(b).......................................          1,761        71,162
                                                                         -----------
CONSUMER FINANCE -- 0.5%
American Express Co. ..................................         21,555       293,795
Capital One Financial Corp. (b)........................          8,086        98,973
SLM Corp. (a)(b).......................................          8,828        43,698
                                                                         -----------
                                                                             436,466
                                                                         -----------
CONTAINERS & PACKAGING -- 0.2%
Aptargroup, Inc. ......................................          1,334        41,541
Bemis Co., Inc. .......................................          2,093        43,890
Owens-Illinois, Inc. (a)...............................          3,429        49,515
Sonoco Products Co. ...................................          1,908        40,030
                                                                         -----------
                                                                             174,976
                                                                         -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. .....................................          3,249        97,015
                                                                         -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
H&R Block, Inc. .......................................          6,981       126,984
Weight Watchers International, Inc. (b)................            719        13,338
                                                                         -----------
                                                                             140,322
                                                                         -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
Bank of America Corp. .................................        133,210       908,492
Citigroup, Inc. (b)....................................        113,087       286,110
JPMorgan Chase & Co. ..................................         77,661     2,064,230
                                                                         -----------
                                                                           3,258,832
                                                                         -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.3%
AT&T, Inc. ............................................        123,665     3,116,358
CenturyTel, Inc. (b)...................................          2,070        58,208
Embarq Corp. ..........................................          2,905       109,954
Frontier Communications Corp. .........................          5,921        42,513
Qwest Communications International, Inc. (b)...........         28,794        98,476
Verizon Communications, Inc. ..........................         59,562     1,798,772
                                                                         -----------
                                                                           5,224,281
                                                                         -----------

SPDR DOW JONES LARGE CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
ELECTRIC UTILITIES -- 4.3%
American Electric Power Co., Inc. .....................          8,403   $   212,260
DPL, Inc. (b)..........................................          2,256        50,850
Duke Energy Corp. .....................................         26,093       373,652
Edison International...................................          6,241       179,803
Entergy Corp. .........................................          3,955       269,296
Exelon Corp. ..........................................         13,743       623,795
FirstEnergy Corp. .....................................          6,371       245,921
FPL Group, Inc. .......................................          7,812       396,303
Northeast Utilities....................................          3,599        77,702
NV Energy, Inc. .......................................          4,825        45,307
Pepco Holdings, Inc. ..................................          4,472        55,810
Pinnacle West Capital Corp. (b)........................          2,038        54,129
PPL Corp. .............................................          7,731       221,957
Progress Energy, Inc. .................................          5,463       198,088
The Southern Co. (b)...................................         16,211       496,381
Westar Energy, Inc. ...................................          2,258        39,583
                                                                         -----------
                                                                           3,540,837
                                                                         -----------
ELECTRICAL EQUIPMENT -- 0.1%
Hubbell, Inc. (Class B) (b)............................          1,244        33,538
Rockwell Automation, Inc. (b)..........................          2,617        57,155
                                                                         -----------
                                                                              90,693
                                                                         -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.2%
Ingram Micro, Inc. (Class A) (a).......................          3,326        42,040
Tyco Electronics, Ltd. ................................          9,445       104,273
                                                                         -----------
                                                                             146,313
                                                                         -----------
ENERGY EQUIPMENT & SERVICES -- 0.0% (d)
Tidewater, Inc. (b)....................................          1,028        38,170
                                                                         -----------
FOOD & STAPLES RETAILING -- 0.6%
Safeway, Inc. .........................................          8,909       179,873
SUPERVALU, Inc. .......................................          4,339        61,961
The Kroger Co. ........................................         12,636       268,136
                                                                         -----------
                                                                             509,970
                                                                         -----------
FOOD PRODUCTS -- 2.8%
Bunge, Ltd. (b)........................................          2,500       141,625
Campbell Soup Co. .....................................          4,631       126,704
ConAgra Foods, Inc. ...................................          9,300       156,891
General Mills, Inc. ...................................          6,460       322,225
H.J. Heinz Co. ........................................          6,484       214,361
Hormel Foods Corp. (b).................................          1,467        46,519
Kellogg Co. ...........................................          4,930       180,586
Kraft Foods, Inc. .....................................         27,989       623,875
McCormick & Co., Inc. .................................          2,435        72,003
Ralcorp Holdings, Inc. (a).............................          1,130        60,884
Sara Lee Corp. ........................................         13,645       110,252
Smithfield Foods, Inc. (a)(b)..........................          2,966        28,058
The Hershey Co. (b)....................................          3,300       114,675
The J.M. Smucker Co. ..................................          2,463        91,796
Tyson Foods, Inc. (Class A) (b)........................          5,998        56,321
                                                                         -----------
                                                                           2,346,775
                                                                         -----------
GAS UTILITIES -- 0.3%
AGL Resources, Inc. ...................................          1,541        40,883
Atmos Energy Corp. ....................................          1,849        42,749
National Fuel Gas Co. (b)..............................          1,413        43,337
Piedmont Natural Gas Co., Inc. ........................          1,437        37,204
UGI Corp. .............................................          2,258        53,311
                                                                         -----------
                                                                             217,484
                                                                         -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Covidien, Ltd. ........................................         10,470       348,023
Hospira, Inc. (a)......................................          3,291       101,560
Inverness Medical Innovations, Inc. (a)(b).............          1,541        41,037
Teleflex, Inc. ........................................            821        32,093
                                                                         -----------
                                                                             522,713
                                                                         -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
Cardinal Health, Inc. .................................          7,391       232,669
CIGNA Corp. ...........................................          5,572        98,011
Laboratory Corp. of America Holdings (a)(b)............          2,259       132,129
Universal Health Services, Inc. (Class B)..............          1,104        42,327
                                                                         -----------
                                                                             505,136
                                                                         -----------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
Carnival Corp. ........................................          8,791       189,886
McDonald's Corp. ......................................         23,184     1,265,151
Royal Caribbean Cruises, Ltd. (b)......................          2,956        23,677
Starwood Hotels & Resorts Worldwide, Inc. (b)..........          3,490        44,323
                                                                         -----------
                                                                           1,523,037
                                                                         -----------
HOUSEHOLD DURABLES -- 0.6%
D.R. Horton, Inc. (b)..................................          5,336        51,759
Fortune Brands, Inc. ..................................          3,077        75,540
Leggett & Platt, Inc. (b)..............................          2,920        37,931
Mohawk Industries, Inc. (a)(b).........................          1,230        36,740
Newell Rubbermaid, Inc. ...............................          5,162        32,933
NVR, Inc. (a)(b).......................................            116        49,619
The Black & Decker Corp. (b)...........................          1,394        43,995
The Stanley Works (b)..................................          1,799        52,387
Toll Brothers, Inc. (a)................................          2,670        48,487
Whirlpool Corp. (b)....................................          1,425        42,166
                                                                         -----------
                                                                             471,557
                                                                         -----------
HOUSEHOLD PRODUCTS -- 4.1%
Kimberly-Clark Corp. ..................................          8,634       398,114
Procter & Gamble Co. ..................................         60,868     2,866,274
The Clorox Co. ........................................          2,874       147,953
                                                                         -----------
                                                                           3,412,341
                                                                         -----------
INDUSTRIAL CONGLOMERATES -- 3.5%
3M Co. ................................................         13,325       662,519
General Electric Co. ..................................        219,828     2,222,461
Icahn Enterprises LP...................................              3            78
Textron, Inc. (b)......................................          5,580        32,029
                                                                         -----------
                                                                           2,917,087
                                                                         -----------
INSURANCE -- 4.2%
AFLAC, Inc. ...........................................          9,649       186,805
Alleghany Corp. (a)....................................            105        28,453
Allied World Assurance Company Holdings, Ltd. .........            719        27,344
American Financial Group, Inc. ........................          1,541        24,733
American International Group, Inc. (b).................         48,704        48,704
AON Corp. .............................................          4,907       200,304
Arch Capital Group, Ltd. (a)...........................          1,057        56,930
Assurant, Inc. ........................................          2,297        50,029
Axis Capital Holdings, Ltd. ...........................          2,876        64,825
Chubb Corp. ...........................................          7,353       311,179
Cincinnati Financial Corp. (b).........................          3,117        71,286
CNA Financial Corp. (b)................................            631         5,780
Everest Re Group, Ltd. (b).............................          1,171        82,907
Fidelity National Financial, Inc. (Class A)............          4,330        84,478
First American Corp. ..................................          1,644        43,582
Hartford Financial Services Group, Inc. ...............          7,005        54,989
HCC Insurance Holdings, Inc. ..........................          2,361        59,474

SPDR DOW JONES LARGE CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Lincoln National Corp. (b).............................          4,811   $    32,186
Loews Corp. ...........................................          7,317       161,706
Markel Corp. (a)(b)....................................            231        65,576
Marsh & McLennan Cos., Inc. ...........................         10,653       215,723
MetLife, Inc. .........................................         10,487       238,789
Odyssey Re Holdings Corp. .............................            309        11,720
Old Republic International Corp. (b)...................          5,203        56,296
PartnerRe, Ltd. .......................................          1,095        67,967
Principal Financial Group, Inc. (b)....................          5,575        45,604
Prudential Financial, Inc. ............................          8,806       167,490
Reinsurance Group of America, Inc. ....................          1,233        39,937
RenaissanceRe Holdings, Ltd. ..........................          1,221        60,366
The Allstate Corp. ....................................         11,155       213,618
The Hanover Insurance Group, Inc. .....................          1,028        29,627
The Travelers Cos., Inc. ..............................         12,194       495,564
Torchmark Corp. (b)....................................          1,722        45,168
Transatlantic Holdings, Inc. ..........................            640        22,829
Unum Group (b).........................................          6,812        85,150
Wesco Financial Corp. .................................              1           276
White Mountains Insurance Group, Ltd. .................            187        32,147
                                                                         -----------
                                                                           3,489,541
                                                                         -----------
IT SERVICES -- 0.2%
Computer Sciences Corp. (a)............................          3,110       114,572
Lender Processing Services, Inc. ......................          1,900        58,159
                                                                         -----------
                                                                             172,731
                                                                         -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Hasbro, Inc. ..........................................          2,545        63,803
Mattel, Inc. ..........................................          7,413        85,472
                                                                         -----------
                                                                             149,275
                                                                         -----------
MACHINERY -- 0.8%
Deere & Co. ...........................................          8,725       286,791
Eaton Corp. ...........................................          3,402       125,398
Flowserve Corp. .......................................          1,140        63,977
Ingersoll-Rand Co., Ltd. (Class A).....................          6,562        90,555
Pentair, Inc. .........................................          1,915        41,498
SPX Corp. .............................................          1,073        50,442
                                                                         -----------
                                                                             658,661
                                                                         -----------
MEDIA -- 0.8%
CBS Corp. (b)..........................................         12,482        47,931
DreamWorks Animation SKG, Inc. (Class A) (a)...........          1,131        24,475
News Corp. (Class A)...................................         48,141       318,693
The Washington Post Co. ...............................            129        46,066
Viacom, Inc. (a).......................................         11,188       194,447
Virgin Media, Inc. (b).................................          5,956        28,589
                                                                         -----------
                                                                             660,201
                                                                         -----------
METALS & MINING -- 0.2%
Alcoa, Inc. (b)........................................         20,167       148,026
United States Steel Corp. (b)..........................          2,345        49,550
                                                                         -----------
                                                                             197,576
                                                                         -----------
MULTI-UTILITIES -- 2.9%
Alliant Energy Corp. ..................................          2,227        54,985
Ameren Corp. ..........................................          4,350       100,877
CenterPoint Energy, Inc. ..............................          6,354        66,272
CMS Energy Corp. (b)...................................          4,597        54,428
Consolidated Edison, Inc. .............................          5,648       223,717
Dominion Resources, Inc. (b)...........................         12,060       373,739
DTE Energy Co. ........................................          3,396        94,069
Integrys Energy Group, Inc. ...........................          1,764        45,935
NiSource, Inc. ........................................          5,634        55,213
NSTAR (b)..............................................          2,193        69,913
OGE Energy Corp. ......................................          1,951        46,473
PG&E Corp. ............................................          7,563       289,058
Public Service Enterprise Group, Inc. .................         10,572       311,557
SCANA Corp. ...........................................          2,265        69,966
Sempra Energy..........................................          4,742       219,270
TECO Energy, Inc. (b)..................................          4,456        49,684
Vectren Corp. .........................................          1,643        34,651
Wisconsin Energy Corp. ................................          2,442       100,537
Xcel Energy, Inc. .....................................          9,282       172,924
                                                                         -----------
                                                                           2,433,268
                                                                         -----------
MULTILINE RETAIL -- 0.2%
Macy's, Inc. (b).......................................          8,637        76,869
Sears Holdings Corp. (a)(b)............................          1,244        56,863
                                                                         -----------
                                                                             133,732
                                                                         -----------
OIL, GAS & CONSUMABLE FUELS -- 16.0%
Apache Corp. ..........................................          6,929       444,080
Boardwalk Pipeline Partners LP (b).....................          1,170        26,208
Buckeye Partners LP....................................          1,026        36,587
Chevron Corp. .........................................         41,703     2,804,110
ConocoPhillips.........................................         28,686     1,123,344
Devon Energy Corp. ....................................          8,682       387,999
El Paso Corp. .........................................         14,562        91,013
Enbridge Energy Partners LP (b)........................          1,479        44,266
Energy Transfer Partners LP (b)........................          2,025        74,702
Enterprise GP Holdings LP (b)..........................            833        18,842
Enterprise Products Partners LP (b)....................          6,019       133,923
Exxon Mobil Corp. .....................................        102,675     6,992,167
Forest Oil Corp. (a)(b)................................          1,833        24,104
Kinder Morgan Energy Partners LP (b)...................          3,490       163,053
Magellan Midstream Partners LP (b).....................          1,336        39,238
Marathon Oil Corp. ....................................         14,776       388,461
Newfield Exploration Co. (a)(b)........................          2,670        60,609
NuStar Energy LP.......................................            823        37,949
ONEOK Partners LP (b)..................................          1,139        46,300
Pioneer Natural Resources Co. (b)......................          2,171        35,756
Plains All American Pipeline LP (b)....................          2,197        80,762
Spectra Energy Corp. ..................................         13,275       187,708
TEPPCO Partners LP.....................................          1,746        39,547
                                                                         -----------
                                                                          13,280,728
                                                                         -----------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. (b)............................          8,868        62,431
MeadWestvaco Corp. (b).................................          3,743        44,878
Weyerhaeuser Co. (b)...................................          4,363       120,288
                                                                         -----------
                                                                             227,597
                                                                         -----------
PERSONAL PRODUCTS -- 0.1%
Alberto-Culver Co. ....................................          1,747        39,500
Mead Johnson Nutrition Co. (Class A) (a)...............            713        20,584
                                                                         -----------
                                                                              60,084
                                                                         -----------
PHARMACEUTICALS -- 13.9%
Abbott Laboratories....................................         32,039     1,528,260
Bristol-Myers Squibb Co. ..............................         40,967       897,997
Eli Lilly & Co. .......................................         20,067       670,438
Forest Laboratories, Inc. (a)..........................          6,261       137,492
Johnson & Johnson......................................         57,580     3,028,708
King Pharmaceuticals, Inc. (a).........................          5,032        35,576
Merck & Co., Inc. .....................................         44,000     1,177,000
Mylan, Inc. (a)(b).....................................          6,262        83,973
Pfizer, Inc. ..........................................        140,369     1,911,826
Schering-Plough Corp. .................................         33,667       792,858

SPDR DOW JONES LARGE CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE LARGE CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Watson Pharmaceuticals, Inc. (a)(b)....................          2,156   $    67,073
Wyeth..................................................         27,813     1,197,072
                                                                         -----------
                                                                          11,528,273
                                                                         -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
AMB Property Corp. (b).................................          2,894        41,674
Annaly Capital Management, Inc. .......................         11,170       154,928
Avalonbay Communities, Inc. (b)........................          1,673        78,731
Boston Properties, Inc. (b)............................          2,460        86,174
Equity Residential (b).................................          5,586       102,503
Federal Realty Investment Trust (b)....................          1,190        54,740
General Growth Properties, Inc. (b)....................          5,700         4,047
HCP, Inc. (b)..........................................          5,204        92,891
Health Care REIT, Inc. (b).............................          2,365        72,345
Host Hotels & Resorts, Inc. (b)........................         12,081        47,358
Kimco Realty Corp. (b).................................          5,108        38,923
Liberty Property Trust.................................          2,194        41,554
Nationwide Health Properties, Inc. (b).................          2,055        45,600
Plum Creek Timber Co., Inc. (b)........................          3,485       101,309
ProLogis (b)...........................................          6,087        39,566
Rayonier, Inc. (b).....................................          1,522        45,995
Realty Income Corp. (b)................................          2,156        40,576
Regency Centers Corp. (b)..............................          1,549        41,157
Vornado Realty Trust (b)...............................          3,042       101,116
                                                                         -----------
                                                                           1,231,187
                                                                         -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. ...........................          4,109        23,586
The St. Joe Co. (a)(b).................................          1,849        30,952
                                                                         -----------
                                                                              54,538
                                                                         -----------
ROAD & RAIL -- 1.6%
Burlington Northern Santa Fe Corp. ....................          5,721       344,118
CSX Corp. .............................................          8,314       214,917
Kansas City Southern (a)(b)............................          2,115        26,881
Norfolk Southern Corp. (b).............................          7,596       256,365
Ryder Systems, Inc. ...................................          1,307        37,001
Union Pacific Corp. ...................................         10,506       431,902
                                                                         -----------
                                                                           1,311,184
                                                                         -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%
Intel Corp. ...........................................        115,766     1,742,278
                                                                         -----------
SOFTWARE -- 0.1%
Synopsys, Inc. (a).....................................          2,953        61,216
                                                                         -----------
SPECIALTY RETAIL -- 0.1%
Limited Brands, Inc. ..................................          5,636        49,033
                                                                         -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
V. F. Corp. (b)........................................          1,754       100,171
                                                                         -----------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Capitol Federal Financial (b)..........................            411        15,540
New York Community Bancorp, Inc. (b)...................          7,103        79,341
People's United Financial, Inc. .......................          3,528        63,398
                                                                         -----------
                                                                             158,279
                                                                         -----------
TOBACCO -- 3.0%
Altria Group, Inc. ....................................         42,844       686,361
Lorillard, Inc. .......................................          3,515       217,016
Philip Morris International, Inc. .....................         42,115     1,498,452
Reynolds American, Inc. ...............................          3,461       124,042
                                                                         -----------
                                                                           2,525,871
                                                                         -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W.W. Grainger, Inc. (b)................................          1,334        93,620
                                                                         -----------
WATER UTILITIES -- 0.1%
American Water Works Co., Inc. (b).....................          1,346        25,897
Aqua America, Inc. ....................................          2,772        55,440
                                                                         -----------
                                                                              81,337
                                                                         -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Sprint Nextel Corp. (a)................................         59,073       210,891
                                                                         -----------
TOTAL COMMON STOCKS --
  (Cost $122,585,875)..................................                   82,570,078
                                                                         -----------
SHORT TERM INVESTMENTS -- 4.9%
MONEY MARKET FUNDS -- 4.9%
State Street Navigator Securities
  Lending Prime Portfolio (e)(f).......................      3,142,668     3,142,668
STIC Prime Portfolio...................................        929,117       929,117
                                                                         -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $4,071,785)....................................                    4,071,785
                                                                         -----------
TOTAL INVESTMENTS -- 104.5% (Cost $126,657,660)........                   86,641,863
OTHER ASSETS AND
  LIABILITIES -- (4.5)%................................                   (3,734,970)
                                                                         -----------
NET ASSETS -- 100.0%...................................                  $82,906,893
                                                                         ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Affiliated Issuer. (See accompanying notes)
(d) Amount shown represents less than 0.05% of net assets.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.
REIT = Real Estate Investment Trust

SPDR DOW JONES MID CAP ETF (FORMERLY SPDR DJ WILSHIRE MID CAP ETF)
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                              SHARES       VALUE
--------------------                                            ---------   -----------
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.9%
Alliant Techsystems, Inc. (a)(b)..........................            855   $    57,268
Curtiss-Wright Corp. .....................................          1,176        32,987
Esterline Technologies Corp. (a)..........................            764        15,425
Moog, Inc. (Class A) (a)..................................            984        22,504
Spirit Aerosystems Holdings, Inc. (a)(b)..................          2,667        26,590
TransDigm Group, Inc. (a)(b)..............................            966        31,723
                                                                            -----------
                                                                                186,497
                                                                            -----------
AIR FREIGHT & LOGISTICS -- 0.1%
UTI Worldwide, Inc. ......................................          2,358        28,178
                                                                            -----------
AIRLINES -- 0.4%
Alaska Air Group, Inc. (a)(b).............................            941        16,533
AMR Corp. (a)(b)..........................................          7,342        23,421
Continental Airlines, Inc. (Class B) (a)(b)...............          3,228        28,439
JetBlue Airways Corp. (a).................................          4,795        17,502
                                                                            -----------
                                                                                 85,895
                                                                            -----------
AUTO COMPONENTS -- 0.7%
BorgWarner, Inc. (b)......................................          3,033        61,570
Gentex Corp. (b)..........................................          3,670        36,553
The Goodyear Tire & Rubber Co. (a)(b).....................          6,275        39,282
                                                                            -----------
                                                                                137,405
                                                                            -----------
AUTOMOBILES -- 0.1%
General Motors Corp. (b)..................................         13,859        26,886
                                                                            -----------
BEVERAGES -- 0.1%
PepsiAmericas, Inc. (b)...................................          1,667        28,756
                                                                            -----------
BIOTECHNOLOGY -- 1.6%
Alkermes, Inc. (a)(b).....................................          2,481        30,094
Amylin Pharmaceuticals, Inc. (a)(b).......................          3,582        42,088
BioMarin Pharmaceutical, Inc. (a)(b)......................          2,602        32,135
Isis Pharmaceuticals, Inc. (a)(b).........................          2,359        35,409
Onyx Pharmaceuticals, Inc. (a)(b).........................          1,452        41,455
OSI Pharmaceuticals, Inc. (a)(b)..........................          1,495        57,199
Regeneron Pharmaceuticals, Inc. (a)(b)....................          1,619        22,439
Theravance, Inc. (a)(b)...................................          1,364        23,188
United Therapeutics Corp. (a)(b)..........................            610        40,315
                                                                            -----------
                                                                                324,322
                                                                            -----------
BUILDING PRODUCTS -- 0.6%
Lennox International, Inc. (b)............................          1,366        36,144
Masco Corp. (b)...........................................          9,531        66,527
Owens Corning, Inc. (a)(b)................................          2,196        19,852
                                                                            -----------
                                                                                122,523
                                                                            -----------
CAPITAL MARKETS -- 2.9%
Affiliated Managers Group, Inc. (a)(b)....................          1,074        44,797
AllianceBernstein Holding LP (b)..........................            807        11,879
Eaton Vance Corp. (b).....................................          3,022        69,053
Federated Investors, Inc. (Class B) (b)...................          2,506        55,784
Greenhill & Co., Inc. (b).................................            317        23,410
Jefferies Group, Inc. (b).................................          3,033        41,855
Knight Capital Group, Inc. (Class A) (a)..................          2,369        34,919
Lazard, Ltd. (Class A) (b)................................          1,987        58,418
Legg Mason, Inc. (b)......................................          3,700        58,830
Och-Ziff Capital Management Group (Class A)...............            941         5,712
Raymond James Financial, Inc. (b).........................          2,585        50,924
SEI Investments Co. ......................................          3,652        44,591
The Blackstone Group LP (b)...............................          4,240        30,740
Waddell & Reed Financial, Inc. (Class A) (b)..............          2,216        40,043
                                                                            -----------
                                                                                570,955
                                                                            -----------
CHEMICALS -- 3.2%
Albemarle Corp. (b).......................................          2,389        52,009
Celanese Corp. (Series A).................................          3,748        50,111
Eastman Chemical Co. (b)..................................          1,785        47,838
International Flavors & Fragrances, Inc. (b)..............          2,053        62,534
Intrepid Potash, Inc. (a)(b)..............................            912        16,826
Lubrizol Corp. (b)........................................          1,758        59,790
Nalco Holding Co. (b).....................................          3,596        47,000
Olin Corp. (b)............................................          1,773        25,301
RPM International, Inc. (b)...............................          3,364        42,824
Sensient Technologies Corp. (b)...........................          1,239        29,116
Terra Industries, Inc. (b)................................          2,669        74,972
Terra Nitrogen Co., LP....................................            192        27,456
The Scotts Miracle-Gro Co. (Class A) (b)..................          1,156        40,113
Valhi, Inc. (b)...........................................            276         2,589
Valspar Corp. (b).........................................          2,429        48,507
                                                                            -----------
                                                                                626,986
                                                                            -----------
COMMERCIAL BANKS -- 4.9%
Associated Bancorp (b)....................................          3,114        48,080
BancorpSouth, Inc. (b)....................................          2,017        42,034
Bank of Hawaii Corp. (b)..................................          1,247        41,126
BOK Financial Corp. (b)...................................            594        20,523
City National Corp. (b)...................................          1,036        34,986
Comerica, Inc. (b)........................................          3,947        72,269
Commerce Bancshares, Inc. (b).............................          1,610        58,443
Cullen/Frost Bankers, Inc. (b)............................          1,466        68,814
First Citizens BancShares, Inc. (Class A).................            152        20,034
First Horizon National Corp. (b)..........................          5,513        59,210
FirstMerit Corp. .........................................          1,954        35,563
Fulton Financial Corp. (b)................................          4,530        30,034
Prosperity Bancshares, Inc. (b)...........................          1,204        32,929
Regions Financial Corp. (b)...............................         18,166        77,387
SunTrust Banks, Inc. .....................................          9,240       108,478
Synovus Financial Corp. (b)...............................          7,215        23,449
TCF Financial Corp. (b)...................................          3,236        38,055
Trustmark Corp. (b).......................................          1,319        24,243
UMB Financial Corp. (b)...................................            815        34,629
Valley National Bancorp (b)...............................          3,527        43,629
Westamerica Bancorporation................................            758        34,534
Zions Bancorp (b).........................................          3,013        29,618
                                                                            -----------
                                                                                978,067
                                                                            -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
Avery Dennison Corp. (b)..................................          2,462        55,001
Clean Harbors, Inc. (a)...................................            527        25,296
Copart, Inc. (a)(b).......................................          1,618        47,990
Corrections Corp. of America (a)(b).......................          3,265        41,825
R.R. Donnelley & Sons Co. ................................          5,358        39,274
Rollins, Inc. ............................................          1,349        23,135
Tetra Tech, Inc. (a)......................................          1,554        31,671
The Brink's Co. ..........................................          1,027        27,174
Waste Connections, Inc. (a)(b)............................          2,083        53,533
                                                                            -----------
                                                                                344,899
                                                                            -----------

SPDR DOW JONES MID CAP ETF (FORMERLY SPDR DJ WILSHIRE MID CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES       VALUE
--------------------                                            ---------   -----------
COMMUNICATIONS EQUIPMENT -- 1.0%
Brocade Communications Systems, Inc. (a)(b)...............         10,113   $    34,890
EchoStar Corp. (Class A) (a)(b)...........................          1,105        16,387
F5 Networks, Inc. (a)(b)..................................          2,097        43,932
InterDigital, Inc. (a)....................................          1,129        29,151
Polycom, Inc. (a)(b)......................................          2,175        33,473
Tellabs, Inc. (a)(b)......................................          9,513        43,570
                                                                            -----------
                                                                                201,403
                                                                            -----------
COMPUTERS & PERIPHERALS -- 1.8%
Diebold, Inc. (b).........................................          1,715        36,615
Lexmark International, Inc. (Class A) (a)(b)..............          2,049        34,567
NCR Corp. (a)(b)..........................................          4,124        32,786
QLogic Corp. (a)(b).......................................          3,155        35,083
SanDisk Corp. (a)(b)......................................          5,861        74,142
Seagate Technology (b)....................................         12,667        76,129
Teradata Corp. (a)(b).....................................          4,600        74,612
                                                                            -----------
                                                                                363,934
                                                                            -----------
CONSTRUCTION & ENGINEERING -- 1.7%
Aecom Technology Corp. (a)(b).............................          2,028        52,890
EMCOR Group, Inc. (a).....................................          1,663        28,554
Granite Construction, Inc. (b)............................            828        31,033
KBR, Inc. (b).............................................          4,222        58,306
Perini Corp. (a)(b).......................................            730         8,979
The Shaw Group, Inc. (a)..................................          2,167        59,397
URS Corp. (a).............................................          2,182        88,175
                                                                            -----------
                                                                                327,334
                                                                            -----------
CONTAINERS & PACKAGING -- 2.3%
Aptargroup, Inc. (b)......................................          1,673        52,097
Bemis Co., Inc. ..........................................          2,627        55,088
Greif, Inc. (Class A) (b).................................            881        29,328
Owens-Illinois, Inc. (a)..................................          4,357        62,915
Packaging Corp. of America (b)............................          2,676        34,842
Pactiv Corp. (a)..........................................          3,408        49,723
Rock-Tenn Co. (Class A)...................................            993        26,861
Sealed Air Corp. (b)......................................          4,132        57,022
Silgan Holdings, Inc. ....................................            656        34,466
Sonoco Products Co. ......................................          2,598        54,506
                                                                            -----------
                                                                                456,848
                                                                            -----------
DISTRIBUTORS -- 0.3%
LKQ Corp. (a)(b)..........................................          3,653        52,128
                                                                            -----------
DIVERSIFIED CONSUMER SERVICES -- 1.4%
Brink's Home Security Holdings, Inc. (a)(b)...............          1,104        24,950
Career Education Corp. (a)(b).............................          2,339        56,043
Corinthian Colleges, Inc. (a)(b)..........................          2,073        40,320
Hillenbrand, Inc. ........................................          1,617        25,888
Matthews International Corp. (Class A)....................            808        23,279
Service Corp. International (b)...........................          6,778        23,655
Strayer Education, Inc. (b)...............................            372        66,912
Weight Watchers International, Inc. (b)...................            888        16,472
                                                                            -----------
                                                                                277,519
                                                                            -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
MSCI, Inc. (Class A) (a)(b)...............................          1,829        30,928
                                                                            -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
CenturyTel, Inc. (b)......................................          2,617        73,590
Frontier Communications Corp. (b).........................          8,136        58,416
Level 3 Communications, Inc. (a)(b).......................         42,104        38,736
tw telecom, inc. (a)(b)...................................          3,875        33,906
                                                                            -----------
                                                                                204,648
                                                                            -----------
ELECTRIC UTILITIES -- 2.0%
Cleco Corp. ..............................................          1,560        33,837
DPL, Inc. (b).............................................          3,031        68,319
Great Plains Energy, Inc. (b).............................          3,081        41,501
Hawaiian Electric Industries, Inc. (b)....................          2,357        32,385
IDACORP, Inc. (b).........................................          1,176        27,471
ITC Holdings Corp. (b)....................................          1,291        56,314
NV Energy, Inc. (b).......................................          6,108        57,354
Portland General Electric Co. ............................          1,921        33,790
Westar Energy, Inc. (b)...................................          2,830        49,610
                                                                            -----------
                                                                                400,581
                                                                            -----------
ELECTRICAL EQUIPMENT -- 0.7%
Acuity Brands, Inc. ......................................          1,063        23,960
Brady Corp. (Class A) (b).................................          1,200        21,156
Energy Conversion Devices, Inc. (a)(b)....................          1,170        15,526
Hubbell, Inc. (Class B)...................................          1,369        36,908
Thomas & Betts Corp. (a)..................................          1,378        34,478
Woodward Governor Co. (b).................................          1,429        15,976
                                                                            -----------
                                                                                148,004
                                                                            -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.9%
Anixter International, Inc. (a)(b)........................            801        25,376
Arrow Electronics, Inc. (a)(b)............................          3,127        59,601
AVX Corp. ................................................          1,342        12,185
Ingram Micro, Inc. (Class A) (a)..........................          3,749        47,387
Itron, Inc. (a)(b)........................................            889        42,094
Jabil Circuit, Inc. (b)...................................          5,168        28,734
Mettler-Toledo International, Inc. (a)(b).................            876        44,965
Molex, Inc. (b)...........................................          3,428        47,101
National Instruments Corp. (b)............................          1,493        27,845
Trimble Navigation, Ltd. (a)(b)...........................          3,140        47,979
                                                                            -----------
                                                                                383,267
                                                                            -----------
ENERGY EQUIPMENT & SERVICES -- 1.9%
Dresser-Rand Group, Inc. (a)..............................          2,142        47,338
Exterran Holdings, Inc. (a)(b)............................          1,703        27,282
Helmerich & Payne, Inc. (b)...............................          2,498        56,880
Oceaneering International, Inc. (a)(b)....................          1,440        53,093
Patterson-UTI Energy, Inc. (b)............................          4,041        36,207
Rowan Cos., Inc. (b)......................................          2,764        33,085
SEACOR Holdings, Inc. (a).................................            496        28,922
Superior Energy Services, Inc. (a)(b).....................          2,026        26,115
Tidewater, Inc. (b).......................................          1,347        50,014
Unit Corp. (a)(b).........................................          1,232        25,773
                                                                            -----------
                                                                                384,709
                                                                            -----------
FOOD & STAPLES RETAILING -- 0.7%
BJ's Wholesale Club, Inc. (a).............................          1,561        49,936
Ruddick Corp. ............................................          1,102        24,740
Whole Foods Market, Inc. (b)..............................          3,632        61,018
                                                                            -----------
                                                                                135,694
                                                                            -----------
FOOD PRODUCTS -- 1.1%
Corn Products International, Inc. (b).....................          1,934        41,001
Del Monte Foods Co. ......................................          5,208        37,966
Flowers Foods, Inc. (b)...................................          2,238        52,548
Fresh Del Monte Produce, Inc. (a).........................          1,198        19,671

SPDR DOW JONES MID CAP ETF (FORMERLY SPDR DJ WILSHIRE MID CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES       VALUE
--------------------                                            ---------   -----------
Lancaster Colony Corp. ...................................            532   $    22,067
Smithfield Foods, Inc. (a)(b).............................          3,533        33,422
Tootsie Roll Industries, Inc. ............................            602        13,076
                                                                            -----------
                                                                                219,751
                                                                            -----------
GAS UTILITIES -- 3.0%
AGL Resources, Inc. ......................................          1,998        53,007
Amerigas Partners LP......................................            843        23,840
Atmos Energy Corp. .......................................          2,395        55,373
Energen Corp. ............................................          1,703        49,608
National Fuel Gas Co. (b).................................          1,790        54,899
New Jersey Resources Corp. ...............................          1,101        37,412
Nicor, Inc. (b)...........................................          1,174        39,012
Northwest Natural Gas Co. ................................            695        30,177
Piedmont Natural Gas Co., Inc. (b)........................          1,801        46,628
South Jersey Industries, Inc. ............................            767        26,845
Southwest Gas Corp. (b)...................................          1,148        24,188
Spectra Energy Partners LP (b)............................            411         8,976
Suburban Propane Partners LP..............................            852        31,149
UGI Corp. ................................................          2,813        66,415
WGL Holdings, Inc. .......................................          1,310        42,968
                                                                            -----------
                                                                                590,497
                                                                            -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
Gen-Probe, Inc. (a).......................................          1,406        64,086
Haemonetics Corp. (a).....................................            664        36,573
IDEXX Laboratories, Inc. (a)(b)...........................          1,553        53,703
Immucor, Inc. (a)(b)......................................          1,827        45,949
Inverness Medical Innovations, Inc. (a)(b)................          2,014        53,633
Kinetic Concepts, Inc. (a)(b).............................          1,383        29,209
Masimo Corp. (a)(b).......................................          1,253        36,312
NuVasive, Inc. (a)(b).....................................            938        29,434
STERIS Corp. (b)..........................................          1,411        32,848
Teleflex, Inc. ...........................................          1,037        40,536
Thoratec Corp. (a)(b).....................................          1,330        34,168
West Pharmaceutical Services, Inc. (b)....................            845        27,724
                                                                            -----------
                                                                                484,175
                                                                            -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
Amedisys, Inc. (a)(b).....................................            700        19,243
AMERIGROUP Corp. (a)......................................          1,384        38,115
athenahealth, Inc. (a)....................................            563        13,574
Community Health Systems, Inc. (a)(b).....................          2,450        37,583
Coventry Health Care, Inc. (a)............................          3,871        50,091
Health Net, Inc. (a)(b)...................................          2,723        39,429
LifePoint Hospitals, Inc. (a).............................          1,391        29,016
Lincare Holdings, Inc. (a)(b).............................          1,944        42,379
Magellan Health Services, Inc. (a)(b).....................          1,002        36,513
Owens & Minor, Inc. (b)...................................          1,070        35,449
Patterson Cos., Inc. (a)(b)...............................          2,615        49,319
Pediatrix Medical Group, Inc. (a).........................          1,192        35,128
Psychiatric Solutions, Inc. (a)(b)........................          1,379        21,692
Universal Health Services, Inc. (Class B) (b).............          1,245        47,733
VCA Antech, Inc. (a)(b)...................................          2,212        49,881
                                                                            -----------
                                                                                545,145
                                                                            -----------
HEALTH CARE TECHNOLOGY -- 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (b)...........          1,550        15,950
HLTH Corp. (a)(b).........................................          2,351        24,333
IMS Health, Inc. .........................................          4,739        59,095
                                                                            -----------
                                                                                 99,378
                                                                            -----------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
Bally Technologies, Inc. (a)(b)...........................          1,422        26,193
Brinker International, Inc. (b)...........................          2,644        39,925
Burger King Holdings, Inc. (b)............................          2,403        55,149
Chipotle Mexican Grill, Inc. (a)(b).......................            839        55,693
Choice Hotels International, Inc. (b).....................            884        22,825
International Speedway Corp. (Class A)....................            840        18,530
Jack in the Box, Inc. (a).................................          1,482        34,516
Las Vegas Sands Corp. (a)(b)..............................          9,189        27,659
MGM MIRAGE, Inc. (a)......................................          2,500         5,825
Panera Bread Co. (Class A) (a)(b).........................            801        44,776
Penn National Gaming, Inc. (a)(b).........................          1,755        42,383
Royal Caribbean Cruises, Ltd. (b).........................          3,512        28,131
Scientific Games Corp. (Class A) (a)(b)...................          1,810        21,919
Starwood Hotels & Resorts Worldwide, Inc. (b).............          4,414        56,058
Wendy's/Arby's Group, Inc. (Class A)......................         11,478        57,734
Wynn Resorts, Ltd. (a)....................................          2,007        40,080
                                                                            -----------
                                                                                577,396
                                                                            -----------
HOUSEHOLD DURABLES -- 2.8%
Leggett & Platt, Inc. (b).................................          4,082        53,025
Lennar Corp. (Class A)....................................          3,638        27,321
M.D.C. Holdings, Inc. (b).................................            942        29,334
Mohawk Industries, Inc. (a)(b)............................          1,443        43,102
Newell Rubbermaid, Inc. ..................................          7,293        46,529
NVR, Inc. (a)(b)..........................................            129        55,180
Pulte Homes, Inc. (b).....................................          5,505        60,170
Snap-on, Inc. (b).........................................          1,501        37,675
The Black & Decker Corp. (b)..............................          1,567        49,455
The Stanley Works (b).....................................          2,046        59,580
Tupperware Brands Corp. ..................................          1,623        27,575
Whirlpool Corp. (b).......................................          1,921        56,842
                                                                            -----------
                                                                                545,788
                                                                            -----------
HOUSEHOLD PRODUCTS -- 0.4%
Energizer Holdings, Inc. (a)(b)...........................          1,520        75,529
                                                                            -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Dynegy, Inc. (Class A) (a)(b).............................         12,473        17,587
Mirant Corp. (a)..........................................          4,092        46,649
Ormat Technologies, Inc. (b)..............................            437        12,000
Reliant Energy, Inc. (a)(b)...............................          9,142        29,163
                                                                            -----------
                                                                                105,399
                                                                            -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Carlisle Cos., Inc. (b)...................................          1,595        31,310
Icahn Enterprises LP......................................            162         4,212
Seaboard Corp. (b)........................................             10        10,100
Textron, Inc. ............................................          6,301        36,168
                                                                            -----------
                                                                                 81,790
                                                                            -----------
INSURANCE -- 5.6%
Alleghany Corp. (a)(b)....................................            158        42,818
Allied World Assurance Co. Holdings, Ltd. ................            913        34,721
American Financial Group, Inc. ...........................          2,020        32,421
American International Group, Inc. (b)....................         61,751        61,751
American National Insurance Co. (b).......................            415        21,750
Arthur J. Gallagher & Co. (b).............................          2,483        42,211
Aspen Insurance Holdings, Ltd. (b)........................          1,967        44,179
Assurant, Inc. ...........................................          3,081        67,104
Brown & Brown, Inc. (b)...................................          2,962        56,012

SPDR DOW JONES MID CAP ETF (FORMERLY SPDR DJ WILSHIRE MID CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES       VALUE
--------------------                                            ---------   -----------
CNA Financial Corp. ......................................            770   $     7,053
Endurance Specialty Holdings, Ltd. (b)....................          1,334        33,270
Erie Indemnity Co. (Class A) (b)..........................            843        28,814
First American Corp. (b)..................................          2,140        56,731
IPC Holdings, Ltd. .......................................          1,221        33,016
Max Capital Group, Ltd. (b)...............................          1,232        21,240
Mercury General Corp. (b).................................            695        20,642
Montpelier Re Holdings, Ltd. (b)..........................          2,222        28,797
Old Republic International Corp. (b)......................          6,042        65,375
OneBeacon Insurance Group, Ltd. ..........................            602         5,815
Platinum Underwriters Holdings, Ltd. .....................          1,247        35,365
ProAssurance Corp. (a)....................................            810        37,762
Reinsurance Group of America, Inc. (b)....................          1,620        52,472
RLI Corp. (b).............................................            501        25,150
StanCorp Financial Group, Inc. (b)........................          1,281        29,181
The Hanover Insurance Group, Inc. ........................          1,348        38,849
Torchmark Corp. (b).......................................          2,222        58,283
Transatlantic Holdings, Inc. (b)..........................            694        24,755
Validus Holdings, Ltd. (b)................................            840        19,891
Wesco Financial Corp. (b).................................             35         9,660
White Mountains Insurance Group, Ltd. (b).................            201        34,554
XL Capital, Ltd. (Class A) (b)............................          8,645        47,202
                                                                            -----------
                                                                              1,116,844
                                                                            -----------
INTERNET & CATALOG RETAIL -- 0.7%
Expedia, Inc. (a)(b)......................................          5,395        48,987
Liberty Media Corp. -- Interactive (a)....................         15,519        45,005
Netflix, Inc. (a)(b)......................................          1,208        51,847
                                                                            -----------
                                                                                145,839
                                                                            -----------
INTERNET SOFTWARE & SERVICES -- 0.4%
Equinix, Inc. (a)(b)......................................            841        47,222
IAC InterActiveCorp (a)(b)................................          2,199        33,491
WebMD Health Corp. (Class A) (a)..........................            213         4,750
                                                                            -----------
                                                                                 85,463
                                                                            -----------
IT SERVICES -- 2.9%
Alliance Data Systems Corp. (a)(b)........................          1,687        62,335
Broadridge Financial Solutions, Inc. (b)..................          3,669        68,280
CACI International, Inc. (Class A) (a)(b).................            784        28,608
DST Systems, Inc. (a)(b)..................................          1,034        35,797
Gartner, Inc. (a)(b)......................................          1,685        18,552
Genpact, Ltd. (a).........................................          1,416        12,546
Global Payments, Inc. ....................................          2,085        69,660
Lender Processing Services, Inc. (b)......................          2,478        75,851
Mantech International Corp. (Class A) (a).................            550        23,045
Metavante Technologies, Inc. (a)(b).......................          2,331        46,527
NeuStar, Inc. (Class A) (a)(b)............................          2,061        34,522
Perot Systems Corp. (Class A) (a)(b)......................          2,257        29,070
Total System Services, Inc. ..............................          5,144        71,038
                                                                            -----------
                                                                                575,831
                                                                            -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Eastman Kodak Co. (b).....................................          7,016        26,661
                                                                            -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.2%
Bio-Rad Laboratories, Inc. (Class A) (a)..................            495        32,620
Charles River Laboratories International, Inc. (a)(b).....          1,775        48,298
Covance, Inc. (a).........................................          1,666        59,360
PerkinElmer, Inc. (b).....................................          3,095        39,523
Techne Corp. .............................................            983        53,780
                                                                            -----------
                                                                                233,581
                                                                            -----------
MACHINERY -- 3.5%
AGCO Corp. (a)............................................          2,390        46,844
CLARCOR, Inc. (b).........................................          1,332        33,553
Crane Co. (b).............................................          1,376        23,227
Donaldson Co., Inc. (b)...................................          1,763        47,319
Gardner Denver, Inc. (a)(b)...............................          1,352        29,392
Graco, Inc. (b)...........................................          1,581        26,988
Harsco Corp. (b)..........................................          2,197        48,708
IDEX Corp. (b)............................................          2,158        47,195
Joy Global, Inc. .........................................          2,669        56,850
Kennametal, Inc. (b)......................................          1,932        31,318
Lincoln Electric Holdings, Inc. (b).......................          1,060        33,591
Navistar International Corp. (a)(b).......................          1,655        55,376
Nordson Corp. (b).........................................            798        22,687
Pentair, Inc. (b).........................................          2,607        56,494
SPX Corp. ................................................          1,416        66,566
The Timken Co. (b)........................................          2,018        28,171
Wabtec Corp. (b)..........................................          1,268        33,450
                                                                            -----------
                                                                                687,729
                                                                            -----------
MARINE -- 0.2%
Kirby Corp. (a)(b)........................................          1,404        37,403
                                                                            -----------
MEDIA -- 1.3%
Clear Channel Outdoor Holdings, Inc. (Class A) (a)(b).....          1,026         3,765
DreamWorks Animation SKG, Inc. (Class A) (a)(b)...........          1,514        32,763
Interactive Data Corp. (b)................................            947        23,542
John Wiley & Sons, Inc. (Class A) (b).....................          1,323        39,399
Marvel Entertainment, Inc. (a)(b).........................          1,356        36,002
Morningstar, Inc. (a)(b)..................................            477        16,290
Regal Entertainment Group.................................          2,038        27,330
The Interpublic Group of Cos., Inc. (a)(b)................         12,452        51,302
Virgin Media, Inc. (b)....................................          7,640        36,672
                                                                            -----------
                                                                                267,065
                                                                            -----------
METALS & MINING -- 1.7%
Allegheny Technologies, Inc. (b)..........................          2,397        52,566
Cliffs Natural Resources, Inc. ...........................          2,966        53,862
Commercial Metals Co. (b).................................          2,952        34,096
Compass Minerals International, Inc. (b)..................            847        47,745
Reliance Steel & Aluminum Co. (b).........................          1,681        44,261
Royal Gold, Inc. (b)......................................            828        38,717
Steel Dynamics, Inc. (b)..................................          4,748        41,830
Titanium Metals Corp. (b).................................          2,608        14,266
                                                                            -----------
                                                                                327,343
                                                                            -----------
MULTI-UTILITIES -- 1.5%
CMS Energy Corp. (b)......................................          5,859        69,371
NiSource, Inc. (b)........................................          7,158        70,148
OGE Energy Corp. .........................................          2,476        58,978
TECO Energy, Inc. (b).....................................          5,198        57,958
Vectren Corp. (b).........................................          2,116        44,626
                                                                            -----------
                                                                                301,081
                                                                            -----------
MULTILINE RETAIL -- 0.6%
Big Lots, Inc. (a)(b).....................................          2,127        44,199
Nordstrom, Inc. (b).......................................          4,401        73,717
                                                                            -----------
                                                                                117,916
                                                                            -----------

SPDR DOW JONES MID CAP ETF (FORMERLY SPDR DJ WILSHIRE MID CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES       VALUE
--------------------                                            ---------   -----------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp. (Class A) (a)(b).................          1,657   $    31,516
                                                                            -----------
OIL, GAS & CONSUMABLE FUELS -- 6.1%
Alliance Resource Partners LP (b).........................            532        15,481
Alpha Natural Resources, Inc. (a).........................          1,837        32,607
Arch Coal, Inc. (b).......................................          3,742        50,031
BP Prudhoe Bay Royalty Trust..............................            559        36,396
Buckeye Partners LP.......................................          1,264        45,074
Cabot Oil & Gas Corp. (b).................................          2,684        63,262
Cheniere Energy Partners LP...............................            353         2,118
Cimarex Energy Co. (b)....................................          2,160        39,701
Comstock Resources, Inc. (a)(b)...........................          1,203        35,849
Concho Resources, Inc. (a)................................          1,629        41,686
El Paso Pipeline Partners LP..............................            867        14,912
Encore Acquisition Co. (a)(b).............................          1,321        30,740
EXCO Resources, Inc. (a)(b)...............................          4,466        44,660
Forest Oil Corp. (a)(b)...................................          2,291        30,127
Frontier Oil Corp. (b)....................................          2,705        34,597
Goodrich Petroleum Corp. (a)(b)...........................            692        13,397
Holly Corp. ..............................................          1,094        23,193
Inergy LP.................................................          1,206        26,435
Linn Energy LLC (b).......................................          2,854        42,525
Magellan Midstream Partners LP............................          1,734        50,928
Mariner Energy, Inc. (a)..................................              1             5
Massey Energy Co. (b).....................................          2,210        22,365
Natural Resource Partners LP (b)..........................            844        18,846
Newfield Exploration Co. (a)..............................          3,441        78,111
NuStar Energy LP..........................................          1,113        51,320
Pioneer Natural Resources Co. ............................          3,076        50,662
Plains Exploration & Production Co. (a)(b)................          2,809        48,399
Quicksilver Resources, Inc. (a)(b)........................          3,050        16,897
SandRidge Energy, Inc. (a)(b).............................          2,472        16,290
Southern Union Co. (b)....................................          2,727        41,505
St. Mary Land & Exploration Co. (b).......................          1,585        20,970
Sunoco Logistics Partners LP..............................            428        22,072
Teekay Corp. (b)..........................................          1,117        15,895
TEPPCO Partners LP (b)....................................          2,224        50,374
Tesoro Corp. (b)..........................................          3,571        48,101
Whiting Petroleum Corp. (a)(b)............................          1,327        34,303
                                                                            -----------
                                                                              1,209,834
                                                                            -----------
PAPER & FOREST PRODUCTS -- 0.3%
MeadWestvaco Corp. .......................................          4,218        50,574
                                                                            -----------
PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co. .......................................          2,290        51,777
Chattem, Inc. (a)(b)......................................            456        25,559
Herbalife, Ltd. (b).......................................          1,664        24,926
                                                                            -----------
                                                                                102,262
                                                                            -----------
PHARMACEUTICALS -- 1.0%
Auxilium Pharmaceuticals, Inc. (a)........................          1,045        28,967
King Pharmaceuticals, Inc. (a)(b).........................          6,430        45,460
Perrigo Co. (b)...........................................          2,211        54,899
Sepracor, Inc. (a)........................................          2,831        41,503
Valeant Pharmaceuticals International (a).................          1,823        32,431
                                                                            -----------
                                                                                203,260
                                                                            -----------
PROFESSIONAL SERVICES -- 1.5%
FTI Consulting, Inc. (a)(b)...............................          1,328        65,709
IHS, Inc. (Class A) (a)(b)................................          1,243        51,187
Manpower, Inc. (b)........................................          2,038        64,258
Robert Half International, Inc. (b).......................          3,956        70,536
Watson Wyatt Worldwide, Inc. (Class A) (b)................          1,108        54,702
                                                                            -----------
                                                                                306,392
                                                                            -----------
REAL ESTATE INVESTMENT TRUSTS -- 5.5%
Alexandria Real Estate Equities, Inc. (b).................          1,022        37,201
AMB Property Corp. (b)....................................          3,650        52,560
Camden Property Trust (b).................................          1,377        29,716
Corporate Office Properties Trust (b).....................          1,348        33,471
Digital Realty Trust, Inc. (b)............................          1,831        60,753
Douglas Emmett, Inc. (b)..................................          2,731        20,182
Duke Realty Corp. (b).....................................          3,839        21,114
Essex Property Trust, Inc. (b)............................            700        40,138
Federal Realty Investment Trust (b).......................          1,535        70,610
Highwoods Properties, Inc. ...............................          1,660        35,557
Hospitality Properties Trust (b)..........................          2,452        29,424
Host Hotels & Resorts, Inc. (b)...........................         13,613        53,363
Kimco Realty Corp. .......................................          6,029        45,941
Liberty Property Trust....................................          2,563        48,543
Mack-Cali Realty Corp. (b)................................          1,716        33,994
MFA Financial, Inc. ......................................          5,820        34,222
National Retail Properties, Inc. .........................          2,048        32,440
Nationwide Health Properties, Inc. (b)....................          2,675        59,358
Omega Healthcare Investors, Inc. .........................          2,140        30,131
ProLogis (b)..............................................          6,943        45,129
Rayonier, Inc. (b)........................................          2,049        61,921
Realty Income Corp. (b)...................................          2,725        51,284
Regency Centers Corp. (b).................................          1,809        48,065
Senior Housing Properties Trust (b).......................          3,137        43,981
UDR, Inc. (b).............................................          3,555        30,609
Washington Real Estate Investment Trust...................          1,369        23,684
Weingarten Realty Investors (b)...........................          2,133        20,306
                                                                            -----------
                                                                              1,093,697
                                                                            -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Brookfield Properties Corp. ..............................          5,315        30,508
The St. Joe Co. (a)(b)....................................          2,397        40,126
                                                                            -----------
                                                                                 70,634
                                                                            -----------
ROAD & RAIL -- 1.0%
Heartland Express, Inc. (b)...............................          1,535        22,733
Hertz Global Holdings, Inc. (a)(b)........................          3,525        13,853
Kansas City Southern (a)(b)...............................          2,384        30,301
Knight Transportation, Inc. ..............................          1,466        22,225
Landstar Systems, Inc. (b)................................          1,351        45,218
Ryder Systems, Inc. (b)...................................          1,453        41,134
Werner Enterprises, Inc. (b)..............................          1,336        20,200
                                                                            -----------
                                                                                195,664
                                                                            -----------
SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT -- 3.2%
Advanced Micro Devices, Inc. (a)(b).......................         14,495        44,210
Atmel Corp. (a)(b)........................................         11,737        42,605
Cree, Inc. (a)(b).........................................          2,102        49,460
Intersil Corp. (Class A) (b)..............................          3,235        37,203
Lam Research Corp. (a)(b).................................          3,266        74,367
LSI Logic Corp. (a)(b)....................................         16,859        51,251
Micron Technology, Inc. (a)(b)............................         19,960        81,038
National Semiconductor Corp. (b)..........................          5,995        61,569
Novellus Systems, Inc. (a)(b).............................          2,615        43,487
ON Semiconductor Corp. (a)(b).............................         10,637        41,484

SPDR DOW JONES MID CAP ETF (FORMERLY SPDR DJ WILSHIRE MID CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES       VALUE
--------------------                                            ---------   -----------
PMC-Sierra, Inc. (a)(b)...................................          5,672   $    36,187
Silicon Laboratories, Inc. (a)............................          1,170        30,888
Varian Semiconductor Equipment Associates, Inc. (a)(b)....          1,898        41,111
                                                                            -----------
                                                                                634,860
                                                                            -----------
SOFTWARE -- 3.6%
Ansys, Inc. (a)(b)........................................          2,344        58,834
Cadence Design Systems, Inc. (a)(b).......................          6,739        28,304
Compuware Corp. (a)(b)....................................          6,442        42,453
Concur Technologies, Inc. (a)(b)..........................          1,218        23,373
Factset Research Systems, Inc. (b)........................          1,133        56,639
Informatica Corp. (a).....................................          2,316        30,710
Jack Henry & Associates, Inc. ............................          2,230        36,394
Macrovision Solutions Corp. (a)...........................          2,152        38,284
MICROS Systems, Inc. (a)(b)...............................          2,107        39,506
Novell, Inc. (a)(b).......................................          9,023        38,438
Nuance Communications, Inc. (a)(b)........................          5,704        61,946
Parametric Technology Corp. (a)(b)........................          3,051        30,449
Quality Systems, Inc. (b).................................            470        21,268
Quest Software, Inc. (a)..................................          1,715        21,746
Solera Holdings, Inc. (a)(b)..............................          1,810        44,852
Sybase, Inc. (a)(b).......................................          2,118        64,154
Synopsys, Inc. (a)........................................          3,710        76,908
                                                                            -----------
                                                                                714,258
                                                                            -----------
SPECIALTY RETAIL -- 3.9%
Aaron's, Inc. ............................................          1,254        33,432
Abercrombie & Fitch Co. (Class A) (b).....................          2,278        54,216
Aeropostale, Inc. (a)(b)..................................          1,749        46,453
American Eagle Outfitters, Inc. (b).......................          4,603        56,341
AutoNation, Inc. (a)(b)...................................          2,902        40,280
CarMax, Inc. (a)(b).......................................          5,166        64,265
Dick's Sporting Goods, Inc. (a)(b)........................          2,205        31,465
Foot Locker, Inc. ........................................          4,068        42,633
Guess ?, Inc. (b).........................................          1,584        33,391
Limited Brands, Inc. .....................................          7,185        62,510
PetSmart, Inc. ...........................................          3,327        69,734
RadioShack Corp. (b)......................................          3,269        28,015
Rent-A-Center, Inc. (a)...................................          1,748        33,859
The Buckle, Inc. (b)......................................            618        19,733
Tiffany & Co. ............................................          3,241        69,876
Tractor Supply Co. (a)(b).................................            820        29,569
Urban Outfitters, Inc. (a)................................          3,112        50,943
                                                                            -----------
                                                                                766,715
                                                                            -----------
THRIFTS & MORTGAGE FINANCE -- 0.5%
First Niagara Financial Group, Inc. ......................          3,098        33,768
NewAlliance Bancshares, Inc. .............................          2,608        30,618
Washington Federal, Inc. .................................          2,301        30,580
                                                                            -----------
                                                                                 94,966
                                                                            -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
GATX Corp. (b)............................................          1,130        22,860
MSC Industrial Direct Co., Inc. (Class A) (b).............          1,129        35,078
                                                                            -----------
                                                                                 57,938
                                                                            -----------
WATER UTILITIES -- 0.4%
Aqua America, Inc. (b)....................................          3,492        69,840
                                                                            -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Clearwire Corp. (Class A) (a)(b)..........................          1,850         9,528
Leap Wireless International, Inc. (a)(b)..................          1,400        48,818
SBA Communications Corp. (Class A) (a)(b).................          3,047        70,995
                                                                            -----------
                                                                                129,341
                                                                            -----------
TOTAL COMMON STOCKS --
  (Cost $26,975,091)......................................                   19,807,721
                                                                            -----------
SHORT TERM INVESTMENTS -- 29.6%
MONEY MARKET FUNDS -- 29.6%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)..........................      5,630,678     5,630,678
STIC Prime Portfolio......................................        253,610       253,610
                                                                            -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $5,884,288).......................................                    5,884,288
                                                                            -----------
TOTAL INVESTMENTS -- 129.2% (Cost $32,859,379)............                   25,692,009
OTHER ASSETS &
  LIABILITIES -- (29.2)%..................................                   (5,813,819)
                                                                            -----------
NET ASSETS -- 100.0%......................................                  $19,878,190
                                                                            ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DOW JONES MID CAP GROWTH ETF (FORMERLY SPRD DJ WILSHIRE MID CAP GROWTH ETF) SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                              SHARES       VALUE
--------------------                                            ---------   -----------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 0.8%
Moog, Inc. (Class A) (a)(b)...............................          3,142   $    71,858
Spirit Aerosystems Holdings, Inc. (a)(b)..................          8,285        82,601
TransDigm Group, Inc. (a).................................          3,000        98,520
                                                                            -----------
                                                                                252,979
                                                                            -----------
AIR FREIGHT & LOGISTICS -- 0.3%
UTI Worldwide, Inc. (b)...................................          7,300        87,235
                                                                            -----------
AIRLINES -- 0.4%
AMR Corp. (a)(b)..........................................         22,632        72,196
JetBlue Airways Corp. (a).................................         14,900        54,385
                                                                            -----------
                                                                                126,581
                                                                            -----------
AUTO COMPONENTS -- 1.4%
BorgWarner, Inc. (b)......................................          9,445       191,733
Gentex Corp. (b)..........................................         11,377       113,315
The Goodyear Tire & Rubber Co. (a)(b).....................         19,500       122,070
                                                                            -----------
                                                                                427,118
                                                                            -----------
BIOTECHNOLOGY -- 3.2%
Alkermes, Inc. (a)(b).....................................          7,700        93,401
Amylin Pharmaceuticals, Inc. (a)(b).......................         11,108       130,519
BioMarin Pharmaceutical, Inc. (a)(b)......................          8,121       100,294
Isis Pharmaceuticals, Inc. (a)(b).........................          7,300       109,573
Onyx Pharmaceuticals, Inc. (a)(b).........................          4,509       128,732
OSI Pharmaceuticals, Inc. (a)(b)..........................          4,617       176,647
Regeneron Pharmaceuticals, Inc. (a)(b)....................          5,000        69,300
Theravance, Inc. (a)(b)...................................          4,200        71,400
United Therapeutics Corp. (a)(b)..........................          1,870       123,588
                                                                            -----------
                                                                              1,003,454
                                                                            -----------
CAPITAL MARKETS -- 3.6%
Affiliated Managers Group, Inc. (a)(b)....................          3,294       137,393
Eaton Vance Corp. (b).....................................          9,416       215,156
Greenhill & Co., Inc. ....................................          1,000        73,850
Jefferies Group, Inc. (b).................................          9,400       129,720
Knight Capital Group, Inc. (Class A) (a)..................          7,400       109,076
Lazard, Ltd. (Class A) (b)................................          6,166       181,280
Raymond James Financial, Inc. (b).........................          8,017       157,935
SEI Investments Co. ......................................         11,368       138,803
                                                                            -----------
                                                                              1,143,213
                                                                            -----------
CHEMICALS -- 2.5%
Albemarle Corp. (b).......................................          7,460       162,404
Celanese Corp. (Series A) (b).............................         11,600       155,092
Nalco Holding Co. (b).....................................         11,153       145,770
Terra Industries, Inc. ...................................          8,303       233,231
Terra Nitrogen Co. LP.....................................            600        85,800
                                                                            -----------
                                                                                782,297
                                                                            -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.2%
Clean Harbors, Inc. (a)...................................          1,600        76,800
Copart, Inc. (a)(b).......................................          5,056       149,961
Corrections Corp. of America (a)(b).......................         10,154       130,073
Rollins, Inc. ............................................          4,200        72,030
Tetra Tech, Inc. (a)......................................          4,800        97,824
Waste Connections, Inc. (a)(b)............................          6,427       165,174
                                                                            -----------
                                                                                691,862
                                                                            -----------
COMMUNICATIONS EQUIPMENT -- 2.0%
Brocade Communications Systems, Inc. (a)(b)...............         31,352       108,165
EchoStar Corp. (Class A) (a)(b)...........................          3,387        50,229
F5 Networks, Inc. (a)(b)..................................          6,494       136,049
InterDigital, Inc. (a)....................................          3,500        90,370
Polycom, Inc. (a)(b)......................................          6,742       103,759
Tellabs, Inc. (a).........................................         29,500       135,110
                                                                            -----------
                                                                                623,682
                                                                            -----------
COMPUTERS & PERIPHERALS -- 2.1%
NCR Corp. (a).............................................         12,829       101,991
QLogic Corp. (a)(b).......................................          9,853       109,565
SanDisk Corp. (a)(b)......................................         18,152       229,623
Teradata Corp. (a)........................................         14,245       231,054
                                                                            -----------
                                                                                672,233
                                                                            -----------
CONSTRUCTION & ENGINEERING -- 1.8%
Aecom Technology Corp. (a)(b).............................          6,339       165,321
KBR, Inc. (b).............................................         13,122       181,215
Perini Corp. (a)..........................................          2,300        28,290
The Shaw Group, Inc. (a)(b)...............................          6,743       184,826
                                                                            -----------
                                                                                559,652
                                                                            -----------
CONTAINERS & PACKAGING -- 1.0%
Pactiv Corp. (a)..........................................         10,556       154,012
Sealed Air Corp. (b)......................................         12,822       176,944
                                                                            -----------
                                                                                330,956
                                                                            -----------
DISTRIBUTORS -- 0.5%
LKQ Corp. (a)(b)..........................................         11,332       161,708
                                                                            -----------
DIVERSIFIED CONSUMER SERVICES -- 2.4%
Brink's Home Security Holdings, Inc. (a)..................          3,533        79,846
Career Education Corp. (a)(b).............................          7,300       174,908
Corinthian Colleges, Inc. (a)(b)..........................          6,400       124,480
Hillenbrand, Inc. ........................................          5,000        80,050
Matthews International Corp. (Class A) (b)................          2,500        72,025
Strayer Education, Inc. (b)...............................          1,175       211,347
                                                                            -----------
                                                                                742,656
                                                                            -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
MSCI, Inc. (Class A) (a)(b)...............................          5,692        96,252
                                                                            -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Level 3 Communications, Inc. (a)(b).......................        130,700       120,244
tw telecom, inc. (a)(b)...................................         11,993       104,939
                                                                            -----------
                                                                                225,183
                                                                            -----------
ELECTRIC UTILITIES -- 0.6%
ITC Holdings Corp. (b)....................................          3,983       173,738
                                                                            -----------
ELECTRICAL EQUIPMENT -- 0.3%
Energy Conversion Devices, Inc. (a)(b)....................          3,700        49,099
Woodward Governor Co. (b).................................          4,618        51,629
                                                                            -----------
                                                                                100,728
                                                                            -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS-- 2.9%
Arrow Electronics, Inc. (a)(b)............................          9,696       184,806
Itron, Inc. (a)(b)........................................          2,732       129,360
Jabil Circuit, Inc. (b)...................................         16,042        89,193
Mettler-Toledo International, Inc. (a)(b).................          2,731       140,182
Molex, Inc. (b)...........................................         10,636       146,139
National Instruments Corp. (b)............................          4,588        85,566
Trimble Navigation, Ltd. (a)(b)...........................          9,727       148,629
                                                                            -----------
                                                                                923,875
                                                                            -----------
ENERGY EQUIPMENT & SERVICES -- 3.0%
Dresser-Rand Group, Inc. (a)..............................          6,627       146,457
Exterran Holdings, Inc. (a)(b)............................          5,297        84,858
Helmerich & Payne, Inc. (b)...............................          7,800       177,606
Oceaneering International, Inc. (a)(b)....................          4,484       165,325

SPDR DOW JONES MID CAP GROWTH ETF (FORMERLY SPRD DJ WILSHIRE MID CAP GROWTH ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES       VALUE
--------------------                                            ---------   -----------
Patterson-UTI Energy, Inc. (b)............................         12,504   $   112,036
Rowan Cos., Inc. (b)......................................          8,509       101,853
Superior Energy Services, Inc. (a)(b).....................          6,291        81,091
Unit Corp. (a)(b).........................................          3,832        80,165
                                                                            -----------
                                                                                949,391
                                                                            -----------
FOOD & STAPLES RETAILING -- 0.6%
Whole Foods Market, Inc. (b)..............................         11,239       188,815
                                                                            -----------
FOOD PRODUCTS -- 0.5%
Flowers Foods, Inc. (b)...................................          6,991       164,149
                                                                            -----------
GAS UTILITIES -- 0.6%
Energen Corp. ............................................          5,263       153,311
Spectra Energy Partners LP (b)............................          1,300        28,392
                                                                            -----------
                                                                                181,703
                                                                            -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.5%
Gen-Probe, Inc. (a).......................................          4,383       199,777
Haemonetics Corp. (a).....................................          2,100       115,668
IDEXX Laboratories, Inc. (a)(b)...........................          4,869       168,370
Immucor, Inc. (a)(b)......................................          5,690       143,104
Kinetic Concepts, Inc. (a)(b).............................          4,262        90,013
Masimo Corp. (a)(b).......................................          3,932       113,949
NuVasive, Inc. (a)........................................          2,900        91,002
Thoratec Corp. (a)(b).....................................          4,100       105,329
West Pharmaceutical Services, Inc. (b)....................          2,600        85,306
                                                                            -----------
                                                                              1,112,518
                                                                            -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.9%
Amedisys, Inc. (a)(b).....................................          2,200        60,478
AMERIGROUP Corp. (a)......................................          4,300       118,422
athenahealth, Inc. (a)....................................          1,700        40,987
Community Health Systems, Inc. (a)(b).....................          7,542       115,694
Coventry Health Care, Inc. (a)(b).........................         12,000       155,280
Health Net, Inc. (a)(b)...................................          8,423       121,965
Lincare Holdings, Inc. (a)(b).............................          6,028       131,410
Patterson Cos., Inc. (a)(b)...............................          8,084       152,464
Pediatrix Medical Group, Inc. (a).........................          3,710       109,334
Psychiatric Solutions, Inc. (a)(b)........................          4,283        67,372
VCA Antech, Inc. (a)(b)...................................          6,904       155,685
                                                                            -----------
                                                                              1,229,091
                                                                            -----------
HEALTH CARE TECHNOLOGY -- 1.0%
Allscripts-Misys Healthcare Solutions, Inc. (b)...........          4,800        49,392
HLTH Corp. (a)(b).........................................          7,294        75,493
IMS Health, Inc. .........................................         14,713       183,471
                                                                            -----------
                                                                                308,356
                                                                            -----------
HOTELS, RESTAURANTS & LEISURE-- 3.9%
Bally Technologies, Inc. (a)..............................          4,400        81,048
Burger King Holdings, Inc. (b)............................          7,495       172,010
Chipotle Mexican Grill, Inc. (a)(b).......................          2,559       169,866
Choice Hotels International, Inc. ........................          2,700        69,714
Las Vegas Sands Corp. (a)(b)..............................         28,500        85,785
MGM Mirage, Inc. (a)......................................          7,800        18,174
Panera Bread Co. (Class A) (a)(b).........................          2,500       139,750
Penn National Gaming, Inc. (a)(b).........................          5,404       130,507
Scientific Games Corp. (Class A) (a)(b)...................          5,642        68,325
Wendy's/Arby's Group, Inc. (Class A) (b)..................         35,600       179,068
Wynn Resorts, Ltd. (a)....................................          6,200       123,814
                                                                            -----------
                                                                              1,238,061
                                                                            -----------
HOUSEHOLD DURABLES -- 0.6%
Pulte Homes, Inc. (b).....................................         17,124       187,165
                                                                            -----------
HOUSEHOLD PRODUCTS -- 0.7%
Energizer Holdings, Inc. (a)(b)...........................          4,695       233,295
                                                                            -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.1%
Dynegy, Inc. (Class A) (a)(b).............................         40,464        57,054
Mirant Corp. (a)..........................................         12,700       144,780
Ormat Technologies, Inc. (b)..............................          1,442        39,598
Reliant Energy, Inc. (a)..................................         28,400        90,596
                                                                            -----------
                                                                                332,028
                                                                            -----------
INDUSTRIAL CONGLOMERATES -- 0.1%
Seaboard Corp. (b)........................................             24        24,240
                                                                            -----------
INSURANCE -- 0.5%
Brown & Brown, Inc. ......................................          9,161       173,234
                                                                            -----------
INTERNET & CATALOG RETAIL -- 1.4%
Expedia, Inc. (a)(b)......................................         16,700       151,636
Liberty Media Holding Corp. -- Interactive (Class A) (a)..         48,200       139,780
Netflix, Inc. (a)(b)......................................          3,700       158,804
                                                                            -----------
                                                                                450,220
                                                                            -----------
INTERNET SOFTWARE & SERVICES -- 0.8%
Equinix, Inc. (a)(b)......................................          2,604       146,215
IAC/InterActiveCorp (a)...................................          6,800       103,564
WebMD Health Corp. (Class A) (a)..........................            700        15,610
                                                                            -----------
                                                                                265,389
                                                                            -----------
IT SERVICES -- 4.6%
Alliance Data Systems Corp. (a)(b)........................          5,200       192,140
Broadridge Financial Solutions, Inc. (b)..................         11,363       211,465
DST Systems, Inc. (a)(b)..................................          3,226       111,684
Gartner, Inc. (a)(b)......................................          5,168        56,900
Genpact, Ltd. (a).........................................          4,637        41,084
Global Payments, Inc. (b).................................          6,481       216,530
Mantech International Corp. (Class A) (a).................          1,726        72,319
Metavante Technologies, Inc. (a)(b).......................          7,212       143,952
NeuStar, Inc. (Class A) (a)...............................          6,400       107,200
Perot Systems Corp. (Class A) (a)(b)......................          7,013        90,327
Total System Services, Inc. ..............................         15,960       220,408
                                                                            -----------
                                                                              1,464,009
                                                                            -----------
LIFE SCIENCES TOOLS & SERVICES -- 2.0%
Charles River Laboratories International, Inc. (a)(b).....          5,548       150,961
Covance, Inc. (a).........................................          5,200       185,276
PerkinElmer, Inc. (b).....................................          9,608       122,694
Techne Corp. .............................................          3,045       166,592
                                                                            -----------
                                                                                625,523
                                                                            -----------
MACHINERY -- 4.3%
AGCO Corp. (a)............................................          7,400       145,040
CLARCOR, Inc. (b).........................................          4,093       103,103
Donaldson Co., Inc. (b)...................................          5,486       147,244
Gardner Denver, Inc. (a)..................................          4,231        91,982
Graco, Inc. (b)...........................................          4,917        83,933
Harsco Corp. (b)..........................................          6,856       151,998
Joy Global, Inc. .........................................          8,300       176,790
Lincoln Electric Holdings, Inc. (b).......................          3,279       103,911
Navistar International Corp. (a)(b).......................          5,144       172,118

SPDR DOW JONES MID CAP GROWTH ETF (FORMERLY SPRD DJ WILSHIRE MID CAP GROWTH ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES       VALUE
--------------------                                            ---------   -----------
Nordson Corp. (b).........................................          2,504   $    71,189
Wabtec Corp. (b)..........................................          3,922       103,462
                                                                            -----------
                                                                              1,350,770
                                                                            -----------
MARINE -- 0.4%
Kirby Corp. (a)(b)........................................          4,382       116,736
                                                                            -----------
MEDIA -- 1.7%
Clear Channel Outdoor Holdings, Inc. (Class A) (a)(b).....          3,200        11,744
Interactive Data Corp. (b)................................          2,875        71,473
John Wiley & Sons, Inc. (Class A) (b).....................          4,067       121,115
Marvel Entertainment, Inc. (a)(b).........................          4,257       113,023
Morningstar, Inc. (a)(b)..................................          1,425        48,664
The Interpublic Group of Cos., Inc. (a)(b)................         38,600       159,032
                                                                            -----------
                                                                                525,051
                                                                            -----------
METALS & MINING -- 2.9%
Allegheny Technologies, Inc. (b)..........................          7,400       162,282
Cliffs Natural Resources, Inc. ...........................          9,200       167,072
Compass Minerals International, Inc. .....................          2,600       146,562
Reliance Steel & Aluminum Co. (b).........................          5,193       136,732
Royal Gold, Inc. (b)......................................          2,600       121,576
Steel Dynamics, Inc. (b)..................................         14,725       129,727
Titanium Metals Corp. (b).................................          7,982        43,661
                                                                            -----------
                                                                                907,612
                                                                            -----------
MULTILINE RETAIL -- 0.7%
Nordstrom, Inc. (b).......................................         13,700       229,475
                                                                            -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class A) (a)(b).................          5,136        97,687
                                                                            -----------
OIL, GAS & CONSUMABLE FUELS -- 5.7%
Alpha Natural Resources, Inc. (a).........................          5,700       101,175
Arch Coal, Inc. (b).......................................         11,600       155,092
Cabot Oil & Gas Corp. (b).................................          8,355       196,927
Cheniere Energy Partners LP...............................          1,100         6,600
Cimarex Energy Co. (b)....................................          6,658       122,374
Comstock Resources, Inc. (a)..............................          3,726       111,035
Concho Resources, Inc. (a)(b).............................          5,073       129,818
El Paso Pipeline Partners LP..............................          2,700        46,440
EXCO Resources, Inc. (a)(b)...............................         13,827       138,270
Frontier Oil Corp. .......................................          8,400       107,436
Goodrich Petroleum Corp. (a)(b)...........................          2,100        40,656
Holly Corp. ..............................................          3,400        72,080
Plains Exploration & Production Co. (a)...................          8,700       149,901
Quicksilver Resources, Inc. (a)(b)........................          9,611        53,245
SandRidge Energy, Inc. (a)(b).............................          7,555        49,788
St. Mary Land & Exploration Co. (b).......................          5,019        66,401
Tesoro Corp. (b)..........................................         11,100       149,517
Whiting Petroleum Corp. (a)...............................          4,100       105,985
                                                                            -----------
                                                                              1,802,740
                                                                            -----------
PERSONAL PRODUCTS-- 0.5%
Chattem, Inc. (a)(b)......................................          1,400        78,470
Herbalife, Ltd. (b).......................................          5,159        77,282
                                                                            -----------
                                                                                155,752
                                                                            -----------
PHARMACEUTICALS -- 1.6%
Auxilium Pharmaceuticals, Inc. (a)........................          3,200        88,704
Perrigo Co. (b)...........................................          6,900       171,327
Sepracor, Inc. (a)........................................          8,788       128,832
Valeant Pharmaceuticals International (a).................          5,700       101,403
                                                                            -----------
                                                                                490,266
                                                                            -----------
PROFESSIONAL SERVICES -- 3.0%
FTI Consulting, Inc. (a)(b)...............................          4,134       204,550
IHS, Inc. (Class A) (a)(b)................................          3,902       160,685
Manpower, Inc. (b)........................................          6,335       199,743
Robert Half International, Inc. (b).......................         12,310       219,487
Watson Wyatt Worldwide, Inc. (Class A)....................          3,400       167,858
                                                                            -----------
                                                                                952,323
                                                                            -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Corporate Office Properties Trust (b).....................          4,200       104,286
Digital Realty Trust, Inc. (b)............................          5,660       187,799
                                                                            -----------
                                                                                292,085
                                                                            -----------
ROAD & RAIL -- 1.0%
Heartland Express, Inc. (b)...............................          4,800        71,088
Hertz Global Holdings, Inc. (a)(b)........................         10,840        42,601
Knight Transportation, Inc. (b)...........................          4,600        69,736
Landstar Systems, Inc. (b)................................          4,209       140,875
                                                                            -----------
                                                                                324,300
                                                                            -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.2%
Advanced Micro Devices, Inc. (a)(b).......................         44,961       137,131
Atmel Corp. (a)(b)........................................         36,400       132,132
Cree, Inc. (a)(b).........................................          6,484       152,569
Intersil Corp. (Class A) (b)..............................         10,073       115,839
Lam Research Corp. (a)(b).................................         10,186       231,935
LSI Logic Corp. (a).......................................         52,338       159,107
Micron Technology, Inc. (a)(b)............................         61,976       251,623
National Semiconductor Corp. (b)..........................         18,600       191,022
Novellus Systems, Inc. (a)................................          8,128       135,169
ON Semiconductor Corp. (a)(b).............................         32,988       128,653
PMC-Sierra, Inc. (a)......................................         17,600       112,288
Silicon Laboratories, Inc. (a)............................          3,600        95,040
Varian Semiconductor Equipment Associates, Inc. (a)(b)....          5,877       127,296
                                                                            -----------
                                                                              1,969,804
                                                                            -----------
SOFTWARE -- 5.5%
Ansys, Inc. (a)(b)........................................          7,263       182,301
Cadence Design Systems, Inc. (a)(b).......................         20,952        87,998
Concur Technologies, Inc. (a)(b)..........................          3,884        74,534
Factset Research Systems, Inc. (b)........................          3,502       175,065
Informatica Corp. (a).....................................          7,200        95,472
Jack Henry & Associates, Inc. ............................          6,886       112,379
Macrovision Solutions Corp. (a)(b)........................          6,700       119,193
MICROS Systems, Inc. (a)(b)...............................          6,521       122,269
Nuance Communications, Inc. (a)(b)........................         17,689       192,103
Parametric Technology Corp. (a)(b)........................          9,451        94,321
Quality Systems, Inc. (b).................................          1,500        67,875
Quest Software, Inc. (a)..................................          5,300        67,204
Solera Holdings, Inc. (a)(b)..............................          5,600       138,768
Sybase, Inc. (a)(b).......................................          6,600       199,914
                                                                            -----------
                                                                              1,729,396
                                                                            -----------
SPECIALTY RETAIL -- 5.3%
Aaron Rents, Inc. (b).....................................          3,900       103,974
Abercrombie & Fitch Co. (Class A) (b).....................          7,090       168,742
Aeropostale, Inc. (a)(b)..................................          5,381       142,919
American Eagle Outfitters, Inc. (b).......................         14,266       174,616
CarMax, Inc. (a)(b).......................................         16,070       199,911
Dick's Sporting Goods, Inc. (a)(b)........................          6,806        97,122
Guess ?, Inc. (b).........................................          4,875       102,765
PetSmart, Inc. ...........................................         10,317       216,244

SPDR DOW JONES MID CAP GROWTH ETF (FORMERLY SPRD DJ WILSHIRE MID CAP GROWTH ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES       VALUE
--------------------                                            ---------   -----------
Tiffany & Co. (b).........................................         10,100   $   217,756
Tractor Supply Co. (a)(b).................................          2,500        90,150
Urban Outfitters, Inc. (a)(b).............................          9,700       158,789
                                                                            -----------
                                                                              1,672,988
                                                                            -----------
THRIFTS & MORTGAGE FINANCE -- 0.3%
NewAlliance Bancshares, Inc. (b)..........................          8,100        95,094
                                                                            -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
MSC Industrial Direct Co., Inc. (Class A) (b).............          3,500       108,745
                                                                            -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
Clearwire Corp. (Class A) (a)(b)..........................          5,700        29,355
Leap Wireless International, Inc. (a)(b)..................          4,322       150,708
SBA Communications Corp. (Class A) (a)(b).................          9,468       220,605
                                                                            -----------
                                                                                400,668
                                                                            -----------
TOTAL COMMON STOCKS --
  (Cost $41,789,284)......................................                   31,474,081
                                                                            -----------
SHORT TERM INVESTMENTS -- 29.1%
MONEY MARKET FUND -- 29.1%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)..........................      9,011,805     9,011,805
STIC Prime Portfolio......................................        178,758       178,758
                                                                            -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $9,190,563).......................................                    9,190,563
                                                                            -----------
TOTAL INVESTMENTS -- 128.8% (Cost $50,979,847)............                   40,664,644
OTHER ASSETS AND LIABILITIES -- (28.8)%...................                   (9,084,782)
                                                                            -----------
NET ASSETS -- 100.0%......................................                  $31,579,862
                                                                            ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DOW JONES MID CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE MID CAP VALUE ETF) SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
COMMON STOCKS -- 99.5%
AEROSPACE & DEFENSE -- 1.1%
Alliant Techsystems, Inc. (a)(b).......................            791   $    52,981
Curtiss-Wright Corp. (b)...............................          1,066        29,901
Esterline Technologies Corp. (a).......................            697        14,073
                                                                         -----------
                                                                              96,955
                                                                         -----------
AIRLINES -- 0.5%
Alaska Air Group, Inc. (a)(b)..........................            859        15,093
Continental Airlines, Inc. (Class B) (a)(b)............          2,945        25,945
                                                                         -----------
                                                                              41,038
                                                                         -----------
AUTOMOBILES -- 0.3%
General Motors Corp. (b)...............................         12,641        24,524
                                                                         -----------
BEVERAGES -- 0.3%
PepsiAmericas, Inc. (b)................................          1,520        26,220
                                                                         -----------
BUILDING PRODUCTS -- 1.3%
Lennox International, Inc. (b).........................          1,246        32,969
Masco Corp. (b)........................................          8,810        61,494
Owens Corning, Inc. (a)(b).............................          2,084        18,839
                                                                         -----------
                                                                             113,302
                                                                         -----------
CAPITAL MARKETS -- 2.1%
AllianceBernstein Holding LP (b).......................            789        11,614
Federated Investors, Inc. (Class B) (b)................          2,321        51,665
Legg Mason, Inc. (b)...................................          3,426        54,473
Och-Ziff Capital Management Group (Class A)............            858         5,208
The Blackstone Group LP (b)............................          3,867        28,036
Waddell & Reed Financial, Inc. (Class A) (b)...........          2,021        36,520
                                                                         -----------
                                                                             187,516
                                                                         -----------
CHEMICALS -- 3.9%
Eastman Chemical Co. (b)...............................          1,628        43,630
International Flavors & Fragrances, Inc. (b)...........          1,899        57,844
Intrepid Potash, Inc. (a)(b)...........................            822        15,166
Lubrizol Corp. (b).....................................          1,627        55,334
Olin Corp. (b).........................................          1,644        23,460
RPM International, Inc. (b)............................          3,068        39,056
Sensient Technologies Corp. (b)........................          1,130        26,555
The Scotts Miracle-Gro Co. (Class A) (b)...............          1,055        36,608
Valhi, Inc. ...........................................            281         2,636
Valspar Corp. (b)......................................          2,216        44,253
                                                                         -----------
                                                                             344,542
                                                                         -----------
COMMERCIAL BANKS -- 10.1%
Associated Bancorp (b).................................          2,840        43,850
BancorpSouth, Inc. (b).................................          1,839        38,325
Bank of Hawaii Corp. (b)...............................          1,137        37,498
BOK Financial Corp. (b)................................            536        18,519
City National Corp. (b)................................            945        31,913
Comerica, Inc. (b).....................................          3,645        66,740
Commerce Bancshares, Inc. (b)..........................          1,490        54,087
Cullen/Frost Bankers, Inc. (b).........................          1,354        63,557
First Citizens Bancshares, Inc. (Class A)..............            139        18,320
First Horizon National Corp. (b).......................          5,101        54,785
FirstMerit Corp. ......................................          1,782        32,432
Fulton Financial Corp. (b).............................          4,132        27,395
PNC Financial Services Group, Inc. ....................              1            29
Prosperity Bancshares, Inc. (b)........................          1,098        30,030
Regions Financial Corp. (b)............................         16,774        71,457
SunTrust Banks, Inc. (b)...............................          8,513        99,943
Synovus Financial Corp. (b)............................          6,528        21,216
TCF Financial Corp. (b)................................          2,952        34,715
Trustmark Corp. (b)....................................          1,203        22,111
UMB Financial Corp. ...................................            739        31,400
Valley National Bancorp (b)............................          3,217        39,794
Westamerica Bancorporation (b).........................            692        31,528
Zions Bancorp (b)......................................          2,748        27,013
                                                                         -----------
                                                                             896,657
                                                                         -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
Avery Dennison Corp. (b)...............................          2,279        50,913
R.R. Donnelley & Sons Co. (b)..........................          4,887        35,822
The Brink's Co. .......................................            937        24,793
                                                                         -----------
                                                                             111,528
                                                                         -----------
COMPUTERS & PERIPHERALS -- 1.5%
Diebold, Inc. .........................................          1,565        33,413
Lexmark International, Inc. (Class A) (a)(b)...........          1,869        31,530
Seagate Technology (b).................................         11,715        70,407
                                                                         -----------
                                                                             135,350
                                                                         -----------
CONSTRUCTION & ENGINEERING -- 1.5%
EMCOR Group, Inc. (a)(b)...............................          1,558        26,751
Granite Construction, Inc. (b).........................            756        28,335
URS Corp. (a)(b).......................................          2,013        81,345
                                                                         -----------
                                                                             136,431
                                                                         -----------
CONTAINERS & PACKAGING -- 3.6%
Aptargroup, Inc. (b)...................................          1,549        48,236
Bemis Co., Inc. (b)....................................          2,431        50,978
Greif, Inc. (Class A) (b)..............................            821        27,331
Owens-Illinois, Inc. (a)(b)............................          4,033        58,237
Packaging Corp. of America (b).........................          2,441        31,782
Rock-Tenn Co. (Class A)................................            906        24,507
Silgan Holdings, Inc. (b)..............................            599        31,471
Sonoco Products Co. ...................................          2,405        50,457
                                                                         -----------
                                                                             322,999
                                                                         -----------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Service Corp. International............................          6,130        21,394
Weight Watchers International, Inc. ...................            843        15,637
                                                                         -----------
                                                                              37,031
                                                                         -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
CenturyTel, Inc. (b)...................................          2,417        67,966
Frontier Communications Corp. (b)......................          7,530        54,065
                                                                         -----------
                                                                             122,031
                                                                         -----------
ELECTRIC UTILITIES -- 3.5%
Cleco Corp. ...........................................          1,423        30,865
DPL, Inc. (b)..........................................          2,800        63,112
Great Plains Energy, Inc. (b)..........................          2,810        37,851
Hawaiian Electric Industries, Inc. (b).................          2,149        29,527
IDACORP, Inc. (b)......................................          1,073        25,065
NV Energy, Inc. (b)....................................          5,649        53,044
Portland General Electric Co. .........................          1,752        30,818
Westar Energy, Inc. (b)................................          2,621        45,946
                                                                         -----------
                                                                             316,228
                                                                         -----------

SPDR DOW JONES MID CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE MID CAP VALUE ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
ELECTRICAL EQUIPMENT -- 1.2%
Acuity Brands, Inc. ...................................            969   $    21,841
Brady Corp. (Class A) (b)..............................          1,124        19,816
Hubbell, Inc. (Class B) (b)............................          1,249        33,673
Thomas & Betts Corp. (a)(b)............................          1,271        31,801
                                                                         -----------
                                                                             107,131
                                                                         -----------
ELECTRONIC EQUIPMENT, COMPONENTS & INSTRUMENTS -- 0.9%
Anixter International, Inc. (a)(b).....................            730        23,127
AVX Corp. .............................................          1,224        11,114
Ingram Micro, Inc. (Class A) (a)(b)....................          3,419        43,216
                                                                         -----------
                                                                              77,457
                                                                         -----------
ENERGY EQUIPMENT & SERVICES -- 0.8%
SEACOR Holdings, Inc. (a)..............................            452        26,356
Tidewater, Inc. (b)....................................          1,247        46,301
                                                                         -----------
                                                                              72,657
                                                                         -----------
FOOD & STAPLES RETAILING -- 0.8%
BJ's Wholesale Club, Inc. (a)(b).......................          1,446        46,257
Ruddick Corp. .........................................          1,006        22,585
                                                                         -----------
                                                                              68,842
                                                                         -----------
FOOD PRODUCTS -- 1.7%
Corn Products International, Inc. (b)..................          1,764        37,397
Del Monte Foods Co. ...................................          4,750        34,628
Fresh Del Monte Produce, Inc. (a)......................          1,093        17,947
Lancaster Colony Corp. (b).............................            486        20,159
Smithfield Foods, Inc. (a)(b)..........................          3,204        30,310
Tootsie Roll Industries, Inc. .........................            549        11,924
                                                                         -----------
                                                                             152,365
                                                                         -----------
GAS UTILITIES -- 5.5%
AGL Resources, Inc. (b)................................          1,849        49,054
Amerigas Partners LP (b)...............................            769        21,747
Atmos Energy Corp. ....................................          2,216        51,234
National Fuel Gas Co. (b)..............................          1,631        50,023
New Jersey Resources Corp. ............................          1,004        34,116
Nicor, Inc. (b)........................................          1,071        35,589
Northwest Natural Gas Co. .............................            634        27,528
Piedmont Natural Gas Co., Inc. (b).....................          1,669        43,211
South Jersey Industries, Inc. .........................            699        24,465
Southwest Gas Corp. ...................................          1,047        22,060
Suburban Propane Partners LP...........................            777        28,407
UGI Corp. .............................................          2,600        61,386
WGL Holdings, Inc. (b).................................          1,195        39,196
                                                                         -----------
                                                                             488,016
                                                                         -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
Inverness Medical Innovations, Inc. (a)(b).............          1,865        49,665
STERIS Corp. (b).......................................          1,287        29,961
Teleflex, Inc. (b).....................................            946        36,979
                                                                         -----------
                                                                             116,605
                                                                         -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.5%
LifePoint Hospitals, Inc. (a)..........................          1,269        26,472
Magellan Health Services, Inc. (a)(b)..................            914        33,306
Owens & Minor, Inc. ...................................            976        32,335
Universal Health Services, Inc. (Class B) (b)..........          1,136        43,554
                                                                         -----------
                                                                             135,667
                                                                         -----------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
Brinker International, Inc. ...........................          2,412        36,421
International Speedway Corp. (Class A).................            758        16,722
Jack in the Box, Inc. (a)..............................          1,352        31,488
Royal Caribbean Cruises, Ltd. (b)......................          3,203        25,656
Starwood Hotels & Resorts Worldwide, Inc. (b)..........          4,087        51,905
                                                                         -----------
                                                                             162,192
                                                                         -----------
HOUSEHOLD DURABLES -- 5.0%
Leggett & Platt, Inc. (b)..............................          3,781        49,115
Lennar Corp. (Class A) (b).............................          3,318        24,918
M.D.C. Holdings, Inc. (b)..............................            859        26,749
Mohawk Industries, Inc. (a)(b).........................          1,316        39,309
Newell Rubbermaid, Inc. ...............................          6,756        43,103
NVR, Inc. (a)(b).......................................            118        50,475
Snap-on, Inc. (b)......................................          1,369        34,362
The Black & Decker Corp. (b)...........................          1,429        45,099
The Stanley Works (b)..................................          1,893        55,124
Tupperware Brands Corp. ...............................          1,469        24,959
Whirlpool Corp. (b)....................................          1,779        52,641
                                                                         -----------
                                                                             445,854
                                                                         -----------
INDUSTRIAL CONGLOMERATES -- 0.7%
Carlisle Cos., Inc. ...................................          1,455        28,561
Icahn Enterprises LP...................................            148         3,848
Textron, Inc. (b)......................................          5,747        32,988
                                                                         -----------
                                                                              65,397
                                                                         -----------
INSURANCE -- 10.9%
Alleghany Corp. (a)(b).................................            145        39,227
Allied World Assurance Company Holdings, Ltd. (b)......            833        31,679
American Financial Group, Inc. ........................          1,843        29,580
American International Group, Inc. (b).................         56,999        56,999
American National Insurance Co. .......................            375        19,654
Arthur J. Gallagher & Co. (b)..........................          2,265        38,505
Aspen Insurance Holdings, Ltd. (b).....................          1,794        40,293
Assurant, Inc. (b).....................................          2,847        62,008
CNA Financial Corp. (b)................................            702         6,430
Endurance Specialty Holdings, Ltd. (b).................          1,217        30,352
Erie Indemnity Co. (Class A) (b).......................            764        26,113
First American Corp. (b)...............................          1,980        52,490
IPC Holdings, Ltd. ....................................          1,114        30,123
Max Capital Group, Ltd. ...............................          1,124        19,378
Mercury General Corp. (b)..............................            627        18,622
Montpelier Re Holdings, Ltd. (b).......................          2,027        26,270
Old Republic International Corp. (b)...................          5,586        60,440
OneBeacon Insurance Group, Ltd. (Class A) (b)..........            549         5,303
Platinum Underwriters Holdings, Ltd. ..................          1,137        32,245
ProAssurance Corp. (a).................................            738        34,406
Reinsurance Group of America, Inc. (b).................          1,502        48,650
RLI Corp. (b)..........................................            457        22,941
StanCorp Financial Group, Inc. (b).....................          1,168        26,607
The Hanover Insurance Group, Inc. .....................          1,229        35,420
Torchmark Corp. (b)....................................          2,056        53,929
Transatlantic Holdings, Inc. (b).......................            628        22,401
Validus Holdings, Ltd. (b).............................            766        18,139
Wesco Financial Corp. .................................             36         9,936

SPDR DOW JONES MID CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE MID CAP VALUE ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
White Mountains Insurance Group, Ltd. (b)..............            183   $    31,459
XL Capital, Ltd. (Class A) (b).........................          7,885        43,052
                                                                         -----------
                                                                             972,651
                                                                         -----------
IT SERVICES -- 1.1%
CACI International, Inc. (Class A) (a)(b)..............            715        26,091
Lender Processing Services, Inc. (b)...................          2,289        70,066
                                                                         -----------
                                                                              96,157
                                                                         -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Eastman Kodak Co. (b)..................................          6,399        24,316
                                                                         -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Bio-Rad Laboratories, Inc. (Class A) (a)...............            464        30,578
                                                                         -----------
MACHINERY -- 2.6%
Crane Co. (b)..........................................          1,245        21,016
IDEX Corp. (b).........................................          2,000        43,740
Kennametal, Inc. ......................................          1,752        28,400
Pentair, Inc. (b)......................................          2,413        52,290
SPX Corp. .............................................          1,308        61,489
The Timken Co. (b).....................................          1,841        25,700
                                                                         -----------
                                                                             232,635
                                                                         -----------
MEDIA -- 1.0%
DreamWorks Animation SKG, Inc. (Class A) (a)(b)........          1,381        29,885
Regal Entertainment Group..............................          1,858        24,916
Virgin Media, Inc. (b).................................          6,969        33,451
                                                                         -----------
                                                                              88,252
                                                                         -----------
METALS & MINING -- 0.3%
Commercial Metals Co. .................................          2,677        30,919
                                                                         -----------
MULTI-UTILITIES -- 3.1%
CMS Energy Corp. (b)...................................          5,412        64,078
NiSource, Inc. ........................................          6,612        64,798
OGE Energy Corp. ......................................          2,290        54,548
TECO Energy, Inc. (b)..................................          4,809        53,620
Vectren Corp. (b)......................................          1,930        40,704
                                                                         -----------
                                                                             277,748
                                                                         -----------
MULTILINE RETAIL -- 0.5%
Big Lots, Inc. (a)(b)..................................          1,940        40,313
                                                                         -----------
OIL, GAS & CONSUMABLE FUELS -- 6.5%
Alliance Resource Partners LP (b)......................            485        14,114
BP Prudhoe Bay Royalty Trust...........................            510        33,206
Buckeye Partners LP (b)................................          1,171        41,758
Encore Acquisition Co. (a)(b)..........................          1,197        27,854
Forest Oil Corp. (a)(b)................................          2,089        27,470
Inergy LP (b)..........................................          1,100        24,112
Linn Energy LLC (b)....................................          2,603        38,785
Magellan Midstream Partners LP (b).....................          1,606        47,168
Massey Energy Co. (b)..................................          2,016        20,402
Natural Resource Partners LP (b).......................            762        17,015
Newfield Exploration Co. (a)(b)........................          3,176        72,095
NuStar Energy LP (b)...................................          1,030        47,493
Pioneer Natural Resources Co. (b)......................          2,848        46,907
Southern Union Co. (b).................................          2,487        37,852
Sunoco Logistics Partners LP...........................            391        20,164
Teekay Corp. (b).......................................          1,007        14,330
TEPPCO Partners LP (b).................................          2,059        46,636
                                                                         -----------
                                                                             577,361
                                                                         -----------
PAPER & FOREST PRODUCTS -- 0.5%
MeadWestvaco Corp. (b).................................          3,908        46,857
                                                                         -----------
PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co. (b).................................          2,120        47,933
                                                                         -----------
PHARMACEUTICALS -- 0.5%
King Pharmaceuticals, Inc. (a)(b)......................          5,865        41,466
                                                                         -----------
REAL ESTATE INVESTMENT TRUSTS -- 10.3%
Alexandria Real Estate Equities, Inc. (b)..............            960        34,944
AMB Property Corp. ....................................          3,334        48,010
Camden Property Trust (b)..............................          1,256        27,104
Douglas Emmett, Inc. (b)...............................          2,598        19,199
Duke Realty Corp. (b)..................................          3,471        19,091
Essex Property Trust, Inc. (b).........................            639        36,640
Federal Realty Investment Trust (b)....................          1,419        65,274
Highwoods Properties, Inc. (b).........................          1,514        32,430
Hospitality Properties Trust (b).......................          2,237        26,844
Host Hotels & Resorts, Inc. (b)........................         12,603        49,404
Kimco Realty Corp. ....................................          5,499        41,902
Liberty Property Trust.................................          2,376        45,001
Mack-Cali Realty Corp. ................................          1,565        31,003
MFA Financial, Inc. ...................................          5,309        31,217
National Retail Properties, Inc. ......................          1,868        29,589
Nationwide Health Properties, Inc. (b).................          2,475        54,920
OMEGA Healthcare Investors, Inc. ......................          1,952        27,484
ProLogis (b)...........................................          6,332        41,158
Rayonier, Inc. (b).....................................          1,896        57,297
Realty Income Corp. (b)................................          2,527        47,558
Regency Centers Corp. (b)..............................          1,650        43,841
Senior Housing Properties Trust (b)....................          2,861        40,111
UDR, Inc. (b)..........................................          3,243        27,922
Washington Real Estate Investment Trust (b)............          1,249        21,608
Weingarten Realty Investors (b)........................          1,926        18,336
                                                                         -----------
                                                                             917,887
                                                                         -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
Brookfield Properties Corp. ...........................          4,847        27,822
The St. Joe Co. (a)(b).................................          2,186        36,593
                                                                         -----------
                                                                              64,415
                                                                         -----------
ROAD & RAIL -- 0.9%
Kansas City Southern (a)(b)............................          2,174        27,632
Ryder Systems, Inc. (b)................................          1,326        37,539
Werner Enterprises, Inc. (b)...........................          1,219        18,431
                                                                         -----------
                                                                              83,602
                                                                         -----------
SOFTWARE -- 1.6%
Compuware Corp. (a)(b).................................          5,876        38,723
Novell, Inc. (a)(b)....................................          8,230        35,060
Synopsys, Inc. (a).....................................          3,426        71,021
                                                                         -----------
                                                                             144,804
                                                                         -----------
SPECIALTY RETAIL -- 2.3%
AutoNation, Inc. (a)(b)................................          2,647        36,740
Foot Locker, Inc. .....................................          3,693        38,703
Limited Brands, Inc. ..................................          6,646        57,820
RadioShack Corp. (b)...................................          2,981        25,547
Rent-A-Center, Inc. (a)................................          1,594        30,876
The Buckle, Inc. (b)...................................            564        18,009
                                                                         -----------
                                                                             207,695
                                                                         -----------

SPDR DOW JONES MID CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE MID CAP VALUE ETF) SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
THRIFTS & MORTGAGE FINANCE -- 0.7%
First Niagara Financial Group, Inc. (b)................          2,826   $    30,803
Washington Federal, Inc. (b)...........................          2,099        27,896
                                                                         -----------
                                                                              58,699
                                                                         -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
GATX Corp. (b).........................................          1,022        20,675
                                                                         -----------
WATER UTILITIES -- 0.7%
Aqua America, Inc. (b).................................          3,227        64,540
                                                                         -----------
TOTAL COMMON STOCKS --
  (Cost $11,896,807)...................................                    8,874,038
                                                                         -----------
SHORT TERM INVESTMENTS -- 29.9%
MONEY MARKET FUNDS -- 29.9%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d).......................      2,529,094     2,529,094
STIC Prime Portfolio...................................        132,182       132,182
                                                                         -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $2,661,276)....................................                    2,661,276
                                                                         -----------
TOTAL INVESTMENTS -- 129.4% (Cost $14,558,083).........                   11,535,314
OTHER ASSETS AND
  LIABILITIES -- (29.4)%...............................                   (2,620,323)
                                                                         -----------
NET ASSETS -- 100.0%...................................                  $ 8,914,991
                                                                         ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 1.5%
AAR Corp. (a)(b).......................................            735   $     9,217
Aerovironment, Inc. (a)................................            224         4,682
American Science & Engineering, Inc. ..................            173         9,653
Applied Signal Technology, Inc. .......................            256         5,179
Argon ST, Inc. (a).....................................            227         4,306
Axsys Technologies, Inc. (a)(b)........................            148         6,222
BE Aerospace, Inc. (a)(b)..............................          1,869        16,204
Ceradyne, Inc. (a)(b)..................................            500         9,065
Cubic Corp. (b)........................................            278         7,042
Curtiss-Wright Corp. (b)...............................            825        23,141
Ducommun, Inc. ........................................            209         3,039
DynCorp International, Inc. (Class A) (a)(b)...........            436         5,812
Esterline Technologies Corp. (a).......................            495         9,994
GenCorp, Inc. (a)(b)...................................            850         1,802
Heico Corp. (Class A) (b)..............................            379         7,819
Hexcel Corp. (a)(b)....................................          1,570        10,315
Ladish Co., Inc. (a)...................................            229         1,662
Moog, Inc. (Class A) (a)...............................            716        16,375
Orbital Sciences Corp. (a)(b)..........................          1,089        12,948
Stanley, Inc. (a)......................................            286         7,261
Taser International, Inc. (a)(b).......................          1,057         4,947
Teledyne Technologies, Inc. (a)(b).....................            625        16,675
TransDigm Group, Inc. (a)(b)...........................            680        22,331
Triumph Group, Inc. (b)................................            313        11,957
                                                                         -----------
                                                                             227,648
                                                                         -----------
AIR FREIGHT & LOGISTICS -- 0.3%
Atlas Air Worldwide Holdings, Inc. (a)(b)..............            214         3,713
Forward Air Corp. (b)..................................            546         8,862
HUB Group, Inc. (Class A) (a)..........................            715        12,155
Pacer International, Inc. (b)..........................            559         1,956
UTI Worldwide, Inc. ...................................          1,663        19,873
                                                                         -----------
                                                                              46,559
                                                                         -----------
AIRLINES -- 0.7%
AirTran Holdings, Inc. (a)(b)..........................          2,272        10,338
Alaska Air Group, Inc. (a)(b)..........................            677        11,895
Allegiant Travel Co. (a)(b)............................            256        11,638
Continental Airlines, Inc. (Class B) (a)(b)............          2,284        20,122
Hawaiian Holdings, Inc. (a)............................            688         2,566
JetBlue Airways Corp. (a)(b)...........................          3,430        12,519
Republic Airways Holdings, Inc. (a)(b).................            587         3,804
SkyWest, Inc. .........................................          1,066        13,261
UAL Corp. (a)(b).......................................          2,412        10,806
US Airways Group, Inc. (a)(b)..........................          1,695         4,288
                                                                         -----------
                                                                             101,237
                                                                         -----------
AUTO COMPONENTS -- 0.5%
Cooper Tire & Rubber Co. (b)...........................            954         3,854
Drew Industries, Inc. (a)(b)...........................            332         2,882
Exide Technologies (a).................................            745         2,235
Federal-Mogul Corp. (a)(b).............................            409         2,732
Fuel Systems Solutions, Inc. (a)(b)....................            188         2,534
Gentex Corp. (b).......................................          2,570        25,597
Raser Technologies, Inc. (a)(b)........................            700         2,933
Superior Industries International, Inc. (b)............            354         4,195
Tenneco Automotive, Inc. (a)(b)........................            755         1,231
TRW Automotive Holdings Corp. (a)......................            878         2,827
WABCO Holdings, Inc. ..................................          1,298        15,979
                                                                         -----------
                                                                              66,999
                                                                         -----------
AUTOMOBILES -- 0.1%
Thor Industries, Inc. (b)..............................            717        11,199
Winnebago Industries, Inc. ............................            464         2,464
                                                                         -----------
                                                                              13,663
                                                                         -----------
BEVERAGES -- 0.1%
Boston Beer Co., Inc. (Class A) (a)(b).................            160         3,338
Central European Distribution Corp. (a)(b).............            736         7,919
Coca-Cola Bottling Co. (b).............................             64         3,331
National Beverage Corp. (a)............................            167         1,532
                                                                         -----------
                                                                              16,120
                                                                         -----------
BIOTECHNOLOGY -- 2.9%
Acorda Therapeutics, Inc. (a)(b).......................            699        13,847
Affymax, Inc. (a)......................................            125         2,014
Alkermes, Inc. (a)(b)..................................          1,756        21,300
Allos Therapeutics, Inc. (a)(b)........................          1,110         6,860
Alnylam Pharmaceuticals, Inc. (a)(b)...................            672        12,795
Amicus Therapeutics, Inc. (a)..........................            184         1,680
Arena Pharmaceuticals, Inc. (a)(b).....................          1,228         3,696
Ariad Pharmaceuticals, Inc. (a)(b).....................          1,063         1,265
ArQule, Inc. (a)(b)....................................            657         2,720
Array BioPharma, Inc. (a)(b)...........................            999         2,637
Celera Corp. (a)(b)....................................          1,518        11,582
Cepheid, Inc. (a)(b)...................................            923         6,369
Cougar Biotechnology, Inc. (a)(b)......................            318        10,240
Cubist Pharmaceuticals, Inc. (a).......................          1,064        17,407
CV Therapeutics, Inc. (a)..............................          1,048        20,834
Dendreon Corp. (a)(b)..................................          1,458         6,124
Emergent Biosolutions, Inc. (a)(b).....................            282         3,810
Enzon Pharmaceuticals, Inc. (a)(b).....................            661         4,012
Facet Biotech Corp. (a)(b).............................            394         3,743
Genomic Health, Inc. (a)...............................            257         6,266
Geron Corp. (a)(b).....................................          1,398         6,249
GTX, Inc. (a)(b).......................................            285         3,015
Halozyme Therapeutics, Inc. (a)(b).....................          1,109         6,055
Human Genome Sciences, Inc. (a)(b).....................          2,198         1,824
Idenix Pharmaceuticals, Inc. (a)(b)....................            332         1,023
Immunogen, Inc. (a)(b).................................            983         6,979
Incyte Corp. (a)(b)....................................          1,542         3,608
InterMune, Inc. (a)(b).................................            640        10,522
Isis Pharmaceuticals, Inc. (a)(b)......................          1,663        24,962
Lexicon Pharmaceuticals, Inc. (a)(b)...................          1,491         1,625
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)..........          1,639         4,884
MannKind Corp. (a)(b)..................................            841         2,927
Martek Biosciences Corp. (b)...........................            628        11,461
Maxygen, Inc. (a)......................................            461         3,135
Medarex, Inc. (a)(b)...................................          2,391        12,266
Metabolix, Inc. (a)....................................            396         2,701
Micromet, Inc. (a).....................................          1,013         3,201
Momenta Pharmaceuticals, Inc. (a)......................            625         6,881
Nabi Biopharmaceuticals (a)............................          1,041         3,852
Neurocrine Biosciences, Inc. (a).......................            587         2,084
NPS Pharmaceuticals, Inc. (a)..........................            948         3,982
Onyx Pharmaceuticals, Inc. (a)(b)......................          1,019        29,092
Opko Health, Inc. (a)(b)...............................          1,736         1,701
Orexigen Therapeutics, Inc. (a)(b).....................            551         1,438

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Osiris Therapeutics, Inc. (a)(b).......................            295   $     4,071
PDL BioPharma, Inc. (a)................................          2,225        15,753
Pharmasset, Inc. (a)(b)................................            435         4,267
Progenics Pharmaceuticals, Inc. (a)(b).................            411         2,708
Regeneron Pharmaceuticals, Inc. (a)(b).................          1,151        15,953
Rigel Pharmaceuticals, Inc. (a)(b).....................            594         3,647
Sangamo Biosciences, Inc. (a)(b).......................            607         2,568
Savient Pharmaceuticals, Inc. (a)(b)...................            877         4,341
Seattle Genetics, Inc. (a)(b)..........................          1,142        11,260
SIGA Technologies, Inc. (a)............................            581         2,946
StemCells, Inc. (a)(b).................................          1,740         2,906
Theravance, Inc. (a)(b)................................            971        16,507
United Therapeutics Corp. (a)(b).......................            427        28,220
Zymogenetics, Inc. (a)(b)..............................            615         2,454
                                                                         -----------
                                                                             432,269
                                                                         -----------
BUILDING PRODUCTS -- 0.8%
AAON, Inc. ............................................            280         5,074
American Woodmark Corp. ...............................            151         2,651
Ameron International Corp. (b).........................            139         7,320
Apogee Enterprises, Inc. (b)...........................            459         5,040
Armstrong World Industries, Inc. (a)(b)................            298         3,281
Builders FirstSource, Inc. (a)(b)......................            263           531
Gibraltar Industries, Inc. (b).........................            444         2,096
Griffon Corp. (a)(b)...................................            951         7,132
Lennox International, Inc. (b).........................            961        25,428
NCI Building Systems, Inc. (a)(b)......................            317           704
Owens Corning, Inc. (a)(b).............................          1,629        14,726
Quanex Building Products Corp. (b).....................            607         4,613
Simpson Manufacturing Co., Inc. (b)....................            704        12,686
Trex Co., Inc. (a).....................................            305         2,327
Universal Forest Products, Inc. (b)....................            339         9,021
USG Corp. (a)(b).......................................          1,264         9,619
                                                                         -----------
                                                                             112,249
                                                                         -----------
CAPITAL MARKETS -- 1.9%
BGC Partners, Inc. (Class A) (b).......................            484         1,070
Broadpoint Securities Group, Inc. (a)(b)...............            773         2,551
Calamos Asset Management, Inc. (Class A) (b)...........            323         1,554
Cohen & Steers, Inc. (b)...............................            270         3,013
E*TRADE Financial Corp. (a)(b).........................          8,352        10,691
FBR Capital Markets Corp. (a)(b).......................            506         1,665
FCStone Group, Inc. (a)(b).............................            431           983
Fortress Investment Group LLC (Class A)................            644         1,616
GAMCO Investors, Inc. (Class A) (b)....................            103         3,363
GFI Group, Inc. .......................................          1,057         3,393
GLG Partners, Inc. (b).................................          3,764        10,690
Greenhill & Co., Inc. (b)..............................            209        15,435
Investment Technology Group, Inc. (a)(b)...............            804        20,518
Janus Capital Group, Inc. (b)..........................          2,928        19,471
KBW, Inc. (a)(b).......................................            623        12,678
Knight Capital Group, Inc. (Class A) (a)(b)............          1,667        24,572
LaBranche & Co., Inc. (a)..............................            932         3,486
MF Global, Ltd. (a)(b).................................          1,596         6,751
optionsXpress Holdings, Inc. (b).......................            885        10,062
Penson Worldwide, Inc. (a)(b)..........................            338         2,173
Piper Jaffray Co., Inc. (a)(b).........................            363         9,362
Pzena Investment Management, Inc. (Class A)............             87           166
Riskmetrics Group, Inc. (a)(b).........................            588         8,402
Stifel Financial Corp. (a)(b)..........................            475        20,572
SWS Group, Inc. (b)....................................            532         8,262
Teton Advisors, Inc. (a) (c)...........................              1             2
The Blackstone Group LP................................          2,998        21,735
thinkorswim Group, Inc. (a)(b).........................            772         6,670
Thomas Weisel Partners Group, Inc. (a)(b)..............            362         1,296
TradeStation Group, Inc. (a)...........................            577         3,808
W.P. Carey & Co. LLC (b)...............................            504        11,184
Waddell & Reed Financial, Inc. (Class A)...............          1,558        28,153
Westwood Holdings Group, Inc. .........................            119         4,652
                                                                         -----------
                                                                             279,999
                                                                         -----------
CHEMICALS -- 2.1%
A. Schulman, Inc. .....................................            381         5,162
American Vanguard Corp. (b)............................            334         4,309
Arch Chemicals, Inc. (b)...............................            427         8,096
Ashland, Inc. .........................................          1,261        13,026
Balchem Corp. .........................................            296         7,438
Cabot Corp. ...........................................            953        10,016
Calgon Carbon Corp. (a)(b).............................          1,005        14,241
Chemtura Corp. (b).....................................          3,887           185
Cytec Industries, Inc. (b).............................            889        13,353
Ferro Corp. (b)........................................            713         1,020
H.B. Fuller Co. (b)....................................            908        11,804
Huntsman Corp. ........................................          3,098         9,697
Innophos Holdings, Inc. ...............................            170         1,918
Koppers Holdings, Inc. (b).............................            335         4,864
Kronos Worldwide, Inc. (b).............................             50           384
LSB Industries, Inc. (a)(b)............................            247         2,443
Minerals Technologies, Inc. ...........................            352        11,282
Nalco Holding Co. (b)..................................          2,522        32,962
NewMarket Corp. (b)....................................            212         9,392
NL Industries, Inc. (b)................................            117         1,170
Olin Corp. (b).........................................          1,277        18,223
OM Group, Inc. (a)(b)..................................            572        11,051
PolyOne Corp. (a)......................................          1,370         3,165
Rockwood Holdings, Inc. (a)(b).........................            735         5,836
RPM International, Inc. ...............................          2,363        30,081
Sensient Technologies Corp. (b)........................            876        20,586
Solutia, Inc. (a)......................................          1,071         2,003
Spartech Corp. ........................................            486         1,196
Stepan Co. ............................................            163         4,450
Valhi, Inc. (b)........................................            185         1,735
Valspar Corp. (b)......................................          1,702        33,989
W.R. Grace & Co. (a)...................................            973         6,149
Westlake Chemical Corp. (b)............................            323         4,725
Zep, Inc. (b)..........................................            336         3,437
Zoltek Cos., Inc. (a)(b)...............................            445         3,030
                                                                         -----------
                                                                             312,418
                                                                         -----------
COMMERCIAL BANKS -- 7.0%
1st Source Corp. (b)...................................            227         4,097
Arrow Financial Corp. (b)..............................            208         4,928
Associated Bancorp (b).................................          2,184        33,721
Bancfirst Corp. .......................................            127         4,623
BancorpSouth, Inc. (b).................................          1,416        29,509
Bank of Hawaii Corp. (b)...............................            875        28,857
Bank of the Ozarks, Inc. (b)...........................            201         4,639
Boston Private Financial Holdings, Inc. (b)............            920         3,229

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Camden National Corp. (b)..............................            156   $     3,565
Capital City Bank Group, Inc. .........................            215         2,464
Capitol Bancorp, Ltd. (b)..............................            254         1,054
Cathay General Bancorp (b).............................            932         9,721
Central Pacific Financial Corp. (b)....................            460         2,576
Chemical Financial Corp. (b)...........................            427         8,886
Citizens Republic Bancorp, Inc. (a)(b).................          2,166         3,357
City Holding Co. (b)...................................            269         7,341
CoBiz, Inc. (b)........................................            347         1,822
Columbia Banking System, Inc. (b)......................            285         1,824
Community Bank System, Inc. (b)........................            556         9,313
Community Trust Bancorp, Inc. (b)......................            264         7,062
CVB Financial Corp. (b)................................          1,289         8,546
East West Bancorp, Inc. (b)............................          1,033         4,721
F.N.B. Corp. (b).......................................          1,678        12,870
Fifth Third Bancorp (b)................................          9,750        28,470
First Bancorp- North Carolina (b)......................            266         3,184
First BanCorp- Puerto Rico (b).........................          1,265         5,389
First Busey Corp. (b)..................................            456         3,539
First Citizens Bancshares, Inc. (Class A)..............            109        14,366
First Commonwealth Financial Corp. (b).................          1,462        12,968
First Community Bancshares, Inc. (b)...................            161         1,879
First Financial Bancorp................................            622         5,928
First Financial Bankshares, Inc. (b)...................            331        15,944
First Financial Corp. (b)..............................            167         6,162
First Horizon National Corp. (b).......................          3,852        41,370
First Merchants Corp. .................................            371         4,003
First Midwest Bancorp, Inc. (b)........................            796         6,838
FirstMerit Corp. (b)...................................          1,375        25,025
Frontier Financial Corp. (b)...........................            771           848
Fulton Financial Corp. (b).............................          3,198        21,203
Glacier Bancorp, Inc. (b)..............................          1,099        17,265
Guaranty Bancorp (a)(b)................................            829         1,451
Hampton Roads Bankshares, Inc. ........................            458         3,568
Hancock Holding Co. (b)................................            491        15,358
Hanmi Financial Corp. (b)..............................            720           936
Harleysville National Corp. (b)........................            663         4,018
Heartland Financial USA, Inc. .........................            301         4,076
Home Bancshares, Inc. (b)..............................            260         5,192
Huntington Bancshares, Inc. (b)........................          6,864        11,394
IBERIABANK Corp. (b)...................................            288        13,231
Independent Bank Corp.- Massachusetts..................            262         3,865
International Bancshares Corp. (b).....................            885         6,903
Investors Bancorp, Inc. (a)(b).........................            733         6,209
Lakeland Financial Corp. ..............................            217         4,164
Marshall & Ilsley Corp. (b)............................          4,470        25,166
MB Financial, Inc. (b).................................            581         7,902
Nara Bancorp, Inc. (b).................................            382         1,123
National Penn Bancshares, Inc. (b).....................          1,490        12,367
NBT Bancorp, Inc. (b)..................................            602        13,027
Northfield Bancorp, Inc. ..............................            329         3,596
Old National Bancorp (b)...............................          1,241        13,862
Old Second Bancorp, Inc. (b)...........................            216         1,372
Oriental Financial Group (b)...........................            365         1,781
Pacific Capital Bancorp (b)............................            761         5,152
PacWest Bancorp (b)....................................            429         6,148
Park National Corp. (b)................................            212        11,819
Pinnacle Financial Partners, Inc. (a)(b)...............            447        10,598
Popular, Inc. (b)......................................          4,784        10,429
PrivateBancorp, Inc. (b)...............................            510         7,375
Prosperity Bancshares, Inc. (b)........................            849        23,220
Provident Bankshares Corp. (b).........................            586         4,131
Renasant Corp. (b).....................................            341         4,283
Republic Bancorp, Inc.- Kentucky (b)...................            164         3,062
S&T Bancorp, Inc. (b)..................................            514        10,902
S.Y. Bancorp, Inc. (b).................................            192         4,666
Sandy Spring Bancorp, Inc. (b).........................            290         3,236
Santander Bancorp......................................             86           678
SCBT Financial Corp. ..................................            222         4,640
Seacoast Banking Corp. -- Florida (b)..................            237           718
Signature Bank (a)(b)..................................            653        18,434
Simmons First National Corp. (b).......................            206         5,189
South Financial Group, Inc. (b)........................          1,194         1,313
Southside Bancshares, Inc. (b).........................            251         4,744
StellarOne Corp. (b)...................................            434         5,169
Sterling Bancorp (b)...................................            321         3,178
Sterling Bancshares, Inc. (b)..........................          1,418         9,274
Sterling Financial Corp. -- Washington (b).............            840         1,739
Suffolk Bancorp (b)....................................            154         4,002
Sun Bancorp, Inc. -- New Jersey (a)....................            302         1,567
Susquehanna Bancshares, Inc. (b).......................          1,599        14,919
SVB Financial Group (a)(b).............................            607        12,146
Synovus Financial Corp. ...............................          5,093        16,552
TCF Financial Corp. (b)................................          2,274        26,742
Texas Capital Bancshares, Inc. (a).....................            544         6,125
The Colonial BancGroup, Inc. (b).......................          3,295         2,966
Tompkins Trustco, Inc. (b).............................            131         5,633
TowneBank (b)..........................................            396         6,467
Trico Bancshares (b)...................................            242         4,051
Trustmark Corp. (b)....................................            936        17,204
UCBH Holdings, Inc. (b)................................          1,831         2,765
UMB Financial Corp. ...................................            571        24,262
Umpqua Holdings Corp. (b)..............................          1,122        10,165
Union Bankshares Corp. ................................            271         3,753
United Bankshares, Inc. (b)............................            805        13,878
United Community Banks, Inc. (b).......................            795         3,307
Univest Corp. of Pennsylvania..........................            257         4,497
Valley National Bancorp. (b)...........................          2,479        30,665
Washington Trust Bancorp, Inc. (b).....................            186         3,023
Webster Financial Corp. (b)............................            858         3,647
WesBanco, Inc. (b).....................................            429         9,794
Westamerica Bancorp. (b)...............................            534        24,329
Western Alliance Bancorp (a)(b)........................            383         1,746
Whitney Holding Corp. (b)..............................          1,194        13,671
Wilmington Trust Corp. (b).............................          1,258        12,190
Wintrust Financial Corp. (b)...........................            383         4,711
Zions Bancorp. (b).....................................          2,125        20,889
                                                                         -----------
                                                                           1,039,430
                                                                         -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
ABM Industries, Inc. (b)...............................            849        13,924
ACCO Brands Corp. (a)(b)...............................            884           866
American Ecology Corp. ................................            258         3,597
American Reprographics Co. (a).........................            648         2,294
ATC Technology Corp. (a)...............................            339         3,797
Bowne & Co., Inc. (b)..................................            454         1,457
Cenveo, Inc. (a)(b)....................................            816         2,652
Clean Harbors, Inc. (a)................................            374        17,952
Comfort Systems USA, Inc. (b)..........................            771         7,995
Consolidated Graphics, Inc. (a)(b).....................            161         2,048
Cornell Cos, Inc. (a)(b)...............................            231         3,781

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Courier Corp. (b)......................................            175   $     2,655
Deluxe Corp. ..........................................            992         9,553
EnergySolutions, Inc. (b)..............................          1,287        11,133
EnerNOC, Inc. (a)(b)...................................            168         2,443
Ennis, Inc. ...........................................            410         3,633
Fuel Tech, Inc. (a)(b).................................            306         3,201
G & K Services, Inc. (Class A) (b).....................            326         6,165
GeoEye, Inc. (a)(b)....................................            290         5,727
Healthcare Services Group, Inc. (b)....................            635         9,506
Herman Miller, Inc. ...................................            909         9,690
HNI Corp. (b)..........................................            546         5,678
Innerworkings, Inc. (a)(b).............................            459         1,960
Interface, Inc. (Class A)..............................            873         2,610
Kimball International, Inc. (Class B) (b)..............            403         2,644
Knoll, Inc. (b)........................................            793         4,861
M&F Worldwide Corp. (a)(b).............................            204         2,389
McGrath Rentcorp (b)...................................            453         7,139
Metalico, Inc. (a)(b)..................................            429           729
Mine Safety Appliances Co. (b).........................            594        11,892
Mobile Mini, Inc. (a)(b)...............................            683         7,868
Rollins, Inc. .........................................            960        16,464
Schawk, Inc. (b).......................................            216         1,305
Standard Parking Corp. (a)(b)..........................            144         2,362
Steelcase, Inc. (Class A) (b)..........................          1,092         5,471
Sykes Enterprises, Inc. (a)(b).........................            561         9,329
Team, Inc. (a).........................................            299         3,504
Tetra Tech, Inc. (a)...................................          1,094        22,296
The Brink's Co. .......................................            727        19,236
The Geo Group, Inc. (a)(b).............................            952        12,614
The Standard Register Co. .............................            361         1,653
United Stationers, Inc. (a)(b).........................            440        12,355
Viad Corp. ............................................            408         5,761
                                                                         -----------
                                                                             284,189
                                                                         -----------
COMMUNICATIONS EQUIPMENT -- 3.1%
3Com Corp. (a).........................................          7,146        22,081
Acme Packet, Inc. (a)(b)...............................            531         3,223
ADC Telecommunications, Inc. (a)(b)....................          1,997         8,767
Adtran, Inc. (b).......................................          1,151        18,658
Airvana, Inc. (a)(b)...................................            557         3,258
Anaren, Inc. (a).......................................            302         3,304
Arris Group, Inc. (a)(b)...............................          2,269        16,723
Aruba Networks, Inc. (a)(b)............................          1,148         3,605
Avocent Corp. (a)(b)...................................            762         9,251
Bel Fuse, Inc. (Class B)...............................            185         2,486
BigBand Networks, Inc. (a).............................            662         4,336
Black Box Corp. (b)....................................            339         8,004
Blue Coat Systems, Inc. (a)............................            622         7,470
Brocade Communications Systems, Inc. (a)(b)............          7,133        24,609
CIENA Corp. (a)(b).....................................          1,688        13,133
CommScope, Inc. (a)(b).................................          1,307        14,848
Comtech Telecommunications Corp. (a)...................            462        11,444
DG Fastchannel, Inc. (a)...............................            324         6,081
Digi International, Inc. (a)...........................            509         3,904
EMS Technologies, Inc. (a).............................            297         5,186
Emulex Corp. (a).......................................          1,373         6,906
Extreme Networks, Inc. (a)(b)..........................          2,102         3,195
F5 Networks, Inc. (a)(b)...............................          1,470        30,796
Finisar Corp. (a)(b)...................................          6,797         2,991
Harmonic, Inc. (a).....................................          1,787        11,615
Harris Stratex Networks, Inc. (a)......................            363         1,398
Hughes Communications, Inc. (a)(b).....................            140         1,684
Infinera Corp. (a)(b)..................................          1,751        12,957
InterDigital, Inc. (a).................................            799        20,630
Ixia (a)(b)............................................            601         3,107
JDS Uniphase Corp. (a).................................          4,003        13,010
Loral Space & Communications, Ltd. (a).................            196         4,187
Netgear, Inc. (a)(b)...................................            575         6,929
Neutral Tandem, Inc. (a)(b)............................            339         8,343
OpNext, Inc. (a).......................................          1,098         1,878
Plantronics, Inc. (b)..................................            928        11,201
Polycom, Inc. (a)(b)...................................          1,531        23,562
Riverbed Technology, Inc. (a)(b).......................          1,041        13,616
SeaChange International, Inc. (a)......................            586         3,352
ShoreTel, Inc. (a)(b)..................................            314         1,353
Sonus Networks, Inc. (a)(b)............................          4,417         6,935
Starent Networks Corp. (a)(b)..........................            608         9,612
Sycamore Networks, Inc. (a)............................          3,609         9,636
Tekelec (a)............................................          1,075        14,222
Tellabs, Inc. (a)......................................          6,678        30,585
Utstarcom, Inc. (a)(b).................................          1,589         1,239
ViaSat, Inc. (a).......................................            525        10,931
                                                                         -----------
                                                                             456,241
                                                                         -----------
COMPUTERS & PERIPHERALS -- 1.0%
3PAR, Inc. (a)(b)......................................            603         3,962
Adaptec, Inc. (a)(b)...................................          1,729         4,150
Avid Technology, Inc. (a)(b)...........................            487         4,451
Data Domain, Inc. (a)(b)...............................            699         8,787
Diebold, Inc. .........................................          1,204        25,705
Electronics for Imaging, Inc. (a)(b)...................            993         9,731
Hutchinson Technology, Inc. (a)(b).....................            385         1,001
Hypercom Corp. (a).....................................            810           778
Imation Corp. (b)......................................            511         3,909
Intermec, Inc. (a)(b)..................................            910         9,464
Isilon Systems, Inc. (a)(b)............................            393           865
Novatel Wireless, Inc. (a)(b)..........................            508         2,855
Palm, Inc. (a)(b)......................................          2,289        19,731
QLogic Corp. (a)(b)....................................          2,153        23,941
Quantum Corp. (a)(b)...................................          3,454         2,314
Rackable Systems, Inc. (a).............................            476         1,933
STEC, Inc. (a)(b)......................................            419         3,088
Stratasys, Inc. (a)(b).................................            348         2,878
Synaptics, Inc. (a)(b).................................            632        16,912
                                                                         -----------
                                                                             146,455
                                                                         -----------
CONSTRUCTION & ENGINEERING -- 0.7%
Dycom Industries, Inc. (a).............................            659         3,816
EMCOR Group, Inc. (a)(b)...............................          1,208        20,741
Furmanite Corp. (a)(b).................................            595         1,850
Granite Construction, Inc. (b).........................            584        21,888
Great Lakes Dredge & Dock Corp. (b)....................            712         2,143
Insituform Technologies, Inc. (a)(b)...................            656        10,260
Layne Christensen Co. (a)..............................            309         4,966
Mastec, Inc. (a)(b)....................................            915        11,062
Michael Baker Corp. (a)................................            159         4,134
MYR Group, Inc. (a)....................................            360         5,490
Northwest Pipe Co. (a)(b)..............................            145         4,128
Orion Marine Group, Inc. (a)...........................            427         5,594
Perini Corp. (a)(b)....................................            456         5,609
Pike Electric Corp. (a)(b).............................            287         2,655
Sterling Construction Co., Inc. (a)....................            263         4,692
                                                                         -----------
                                                                             109,028
                                                                         -----------

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. (b)..............................            804   $    19,497
Headwaters, Inc. (a)(b)................................            693         2,176
Texas Industries, Inc. (b).............................            442        11,050
                                                                         -----------
                                                                              32,723
                                                                         -----------
CONSUMER FINANCE -- 0.4%
Advance America Cash Advance Centers, Inc. (b).........            837         1,415
AmeriCredit Corp. (a)(b)...............................          1,159         6,792
Cash America International, Inc. ......................            494         7,736
CompuCredit Corp. (a)(b)...............................            507         1,242
Credit Acceptance Corp. (a)(b).........................            123         2,643
Dollar Financial Corp. (a)(b)..........................            424         4,036
Ezcorp, Inc. (a).......................................            843         9,753
First Cash Financial Services, Inc. (a)................            418         6,237
Nelnet, Inc. (a)(b)....................................            463         4,093
The First Marblehead Corp. (a).........................          1,047         1,351
The Student Loan Corp. (b).............................             64         2,780
World Acceptance Corp. (a)(b)..........................            244         4,172
                                                                         -----------
                                                                              52,250
                                                                         -----------
CONTAINERS & PACKAGING -- 0.7%
Graphic Packaging Holding Co. (a)(b)...................          1,305         1,135
Greif, Inc. (Class A) (b)..............................            622        20,706
Myers Industries, Inc. (b).............................            452         2,775
Packaging Corp. of America.............................          1,885        24,543
Rock-Tenn Co. (Class A) (b)............................            703        19,016
Silgan Holdings, Inc. .................................            462        24,274
Temple-Inland, Inc. (b)................................          1,720         9,237
                                                                         -----------
                                                                             101,686
                                                                         -----------
DISTRIBUTORS -- 0.3%
Audiovox Corp. (Class A) (a)...........................            286           981
Core-Mark Holding Co., Inc. (a)(b).....................            203         3,699
LKQ Corp. (a)(b).......................................          2,556        36,474
                                                                         -----------
                                                                              41,154
                                                                         -----------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
American Public Education, Inc. (a)....................            249        10,473
Brink's Home Security Holdings, Inc. (a)(b)............            796        17,990
Capella Education Co. (a)(b)...........................            279        14,787
Coinstar, Inc. (a)(b)..................................            488        15,987
Corinthian Colleges, Inc. (a)(b).......................          1,456        28,319
Grand Canyon Education, Inc. (b).......................            225         3,883
Hillenbrand, Inc. .....................................          1,146        18,347
Jackson Hewitt Tax Service, Inc. ......................            415         2,166
K12, Inc. (a)(b).......................................            369         5,129
Lincoln Educational Services Corp. (a)(b)..............            178         3,261
Matthews International Corp. (Class A) (b).............            572        16,479
Pre-Paid Legal Services, Inc. (a)......................            134         3,890
Regis Corp. (b)........................................            804        11,618
Service Corp. International (b)........................          4,783        16,693
Sotheby's (b)..........................................          1,265        11,385
Steiner Leisure, Ltd. (a)(b)...........................            282         6,884
Stewart Enterprises, Inc. (Class A) (b)................          1,365         4,423
StoneMor Partners LP...................................            210         2,342
Universal Technical Institute, Inc. (a)(b).............            357         4,284
                                                                         -----------
                                                                             198,340
                                                                         -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Asset Acceptance Capital Corp. (a)(b)..................            225         1,195
CIT Group, Inc. .......................................          7,201        20,523
Financial Federal Corp. (b)............................            487        10,315
Interactive Brokers Group, Inc. (Class A) (a)(b).......            755        12,178
KKR Financial Holdings LLC.............................          2,442         2,173
Life Partners Holdings, Inc. (b).......................            145         2,474
MarketAxess Holdings, Inc. (a)(b)......................            452         3,453
MSCI, Inc. (Class A) (a)(b)............................          1,292        21,848
NewStar Financial, Inc. (a)(b).........................            386           896
PHH Corp. (a)(b).......................................          1,009        14,176
Pico Holdings, Inc. (a)(b).............................            267         8,029
Portfolio Recovery Associates, Inc. (a)(b).............            247         6,629
                                                                         -----------
                                                                             103,889
                                                                         -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Alaska Communications Systems Group, Inc. (b)..........            741         4,965
Atlantic Tele-Network, Inc. (b)........................            155         2,973
Cbeyond, Inc. (a)(b)...................................            481         9,057
Cincinnati Bell, Inc. (a)(b)...........................          3,949         9,083
Cogent Communications Group, Inc. (a)(b)...............            715         5,148
Consolidated Communications Holdings, Inc. ............            372         3,817
FairPoint Communications, Inc. (b).....................          1,452         1,132
General Communication, Inc. (Class A) (a)(b)...........            621         4,148
Global Crossing, Ltd. (a)(b)...........................            425         2,975
Iowa Telecommunications Services, Inc. (b).............            517         5,925
NTELOS Holdings Corp. .................................            544         9,868
PAETEC Holding Corp. (a)(b)............................          2,055         2,959
Premiere Global Services, Inc. (a).....................          1,074         9,473
Shenandoah Telecommunications Co. (b)..................            445        10,146
SureWest Communications................................            249         1,942
tw telecom, inc. (a)(b)................................          2,717        23,774
                                                                         -----------
                                                                             107,385
                                                                         -----------
ELECTRIC UTILITIES -- 1.4%
ALLETE, Inc. (b).......................................            507        13,532
Brookfield Infrastructure Partners LP (b)..............            349         4,614
Central Vermont Public Service Corp. ..................            206         3,564
Cleco Corp. (b)........................................          1,098        23,815
El Paso Electric Co. (a)...............................            774        10,906
Empire District Electric Co. (b).......................            561         8,101
Great Plains Energy, Inc. (b)..........................          2,163        29,135
Hawaiian Electric Industries, Inc. ....................          1,661        22,822
IDACORP, Inc. (b)......................................            831        19,412
MGE Energy, Inc. ......................................            415        13,018
Portland General Electric Co. .........................          1,352        23,782
UIL Holdings Corp. (b).................................            474        10,580
Unisource Energy Corp. (b).............................            657        18,521
                                                                         -----------
                                                                             201,802
                                                                         -----------
ELECTRICAL EQUIPMENT -- 1.6%
A.O. Smith Corp. (b)...................................            341         8,586
Acuity Brands, Inc. (b)................................            754        16,995
Advanced Battery Technologies, Inc. (a)................            653         1,397
American Superconductor Corp. (a)(b)...................            754        13,052
AZZ, Inc. (a)(b).......................................            251         6,624

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Baldor Electric Co. (b)................................            791   $    11,462
Belden CDT, Inc. (b)...................................            786         9,833
Brady Corp. (Class A)..................................            877        15,462
Encore Wire Corp. (b)..................................            308         6,600
Ener1, Inc. (a)(b).....................................            913         4,720
Energy Conversion Devices, Inc. (a)(b).................            856        11,359
EnerSys (a)(b).........................................            691         8,375
Evergreen Solar, Inc. (a)(b)...........................          2,471         5,263
Franklin Electric Co., Inc. (b)........................            291         6,440
FuelCell Energy, Inc. (a)(b)...........................          1,028         2,467
General Cable Corp. (a)(b).............................            979        19,404
GrafTech International, Ltd. (a).......................          2,227        13,718
GT Solar International, Inc. (a).......................            490         3,254
II-VI, Inc. (a)(b).....................................            483         8,298
Orion Energy Systems, Inc. (a).........................            366         1,614
Plug Power, Inc. (a)(b)................................          1,164         1,013
Polypore International, Inc. (a)(b)....................            307         1,234
Powell Industries, Inc. (a)............................            124         4,378
Power-One, Inc. (a)(b).................................          1,266         1,114
Regal-Beloit Corp. (b).................................            592        18,139
Thomas & Betts Corp. (a)(b)............................            990        24,770
Valence Technology, Inc. (a)(b)........................            985         2,098
Vicor Corp. (b)........................................            288         1,408
Woodward Governor Co. (b)..............................            954        10,666
                                                                         -----------
                                                                             239,743
                                                                         -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.8%
Agilysys, Inc. ........................................            367         1,578
Anixter International, Inc. (a)(b).....................            568        17,994
AVX Corp. .............................................            976         8,862
Benchmark Electronics, Inc. (a)........................          1,217        13,630
Brightpoint, Inc. (a)..................................            856         3,664
Checkpoint Systems, Inc. (a)(b)........................            652         5,848
Cogent, Inc. (a)(b)....................................            641         7,628
Cognex Corp. ..........................................            619         8,264
Coherent, Inc. (a)(b)..................................            439         7,573
CTS Corp. .............................................            549         1,982
Daktronics, Inc. (b)...................................            617         4,041
DTS, Inc. (a)(b).......................................            296         7,122
Echelon Corp. (a)(b)...................................            540         4,369
Electro Rent Corp. ....................................            384         3,702
Electro Scientific Industries, Inc. (a)(b).............            424         2,510
FARO Technologies, Inc. (a)(b).........................            243         3,266
ICx Technologies, Inc. (a).............................            197           798
Insight Enterprises, Inc. (a)..........................            764         2,338
IPG Photonics Corp. (a)(b).............................            386         3,250
Jabil Circuit, Inc. ...................................          3,674        20,427
L-1 Identity Solutions, Inc. (a)(b)....................          1,384         7,072
Littelfuse, Inc. (a)...................................            351         3,857
Methode Electronics, Inc. (Class A) (b)................            610         2,184
MTS Systems Corp. .....................................            282         6,415
Multi-Fineline Electronix, Inc. (a)(b).................            148         2,492
National Instruments Corp. (b).........................          1,048        19,545
Newport Corp. (a)(b)...................................            599         2,648
OSI Systems, Inc. (a)(b)...............................            266         4,059
Park Electrochemical Corp. (b).........................            309         5,339
Plexus Corp. (a)(b)....................................            740        10,227
Rofin-Sinar Technologies, Inc. (a)(b)..................            480         7,738
Rogers Corp. (a).......................................            291         5,494
Sanmina-SCI Corp. (a)..................................          8,720         2,660
Scansource, Inc. (a)(b)................................            498         9,253
Smart Modular Technologies (WWH), Inc. (a).............            591           816
SYNNEX Corp. (a)(b)....................................            284         5,586
Tech Data Corp. (a)(b).................................            933        20,321
Technitrol, Inc. ......................................            666         1,139
TTM Technologies, Inc. (a)(b)..........................            671         3,892
Universal Display Corp. (a)(b).........................            528         4,842
Vishay Intertechnology, Inc. (a)(b)....................          3,230        11,240
                                                                         -----------
                                                                             265,665
                                                                         -----------
ENERGY EQUIPMENT & SERVICES -- 2.1%
Allis-Chalmers Energy, Inc. (a)(b).....................            465           897
Atwood Oceanics, Inc. (a)(b)...........................          1,017        16,872
Basic Energy Services, Inc. (a)(b).....................            386         2,497
Bristow Group, Inc. (a)(b).............................            516        11,058
Bronco Drilling Co., Inc. (a)(b).......................            471         2,477
Cal Dive International, Inc. (a)(b)....................            639         4,326
CARBO Ceramics, Inc. (b)...............................            399        11,348
Complete Production Services, Inc. (a).................            796         2,452
Dawson Geophysical Co. (a).............................            117         1,579
Dresser-Rand Group, Inc. (a)(b)........................          1,500        33,150
Dril-Quip, Inc. (a)(b).................................            560        17,192
ENGlobal Corp. (a)(b)..................................            293         1,330
Exterran Partners LP...................................            167         1,987
Global Industries, Ltd. (a)(b).........................          1,948         7,480
Gulf Island Fabrication, Inc. .........................            199         1,594
Gulfmark Offshore, Inc. (a)............................            421        10,045
Helix Energy Solutions Group, Inc. (a)(b)..............          1,618         8,317
Hercules Offshore, Inc. (a)(b).........................          1,436         2,269
Hornbeck Offshore Services, Inc. (a)...................            388         5,913
ION Geophysical Corp. (a)(b)...........................          1,368         2,134
Key Energy Services, Inc. (a)..........................          2,035         5,861
Lufkin Industries, Inc. ...............................            277        10,493
Matrix Service Co. (a)(b)..............................            432         3,551
NATCO Group, Inc. (a)(b)...............................            396         7,496
Newpark Resources, Inc. (a)............................          1,445         3,656
Oceaneering International, Inc. (a)(b).................          1,007        37,128
Oil States International, Inc. (a)(b)..................            923        12,387
Parker Drilling Co. (a)................................          1,806         3,323
PHI, Inc. (Non-Voting) (a).............................            224         2,236
Pioneer Drilling Co. (a)(b)............................            815         2,673
RPC, Inc. (b)..........................................            528         3,501
SEACOR Holdings, Inc. (a)(b)...........................            333        19,417
Superior Energy Services, Inc. (a).....................          1,429        18,420
Superior Well Services, Inc. (a)(b)....................            239         1,226
T-3 Energy Services, Inc. (a)(b).......................            202         2,380
Tesco Corp. (a)........................................            580         4,536
Tetra Technologies, Inc. (a)(b)........................          1,201         3,903
Trico Marine Services, Inc. (a)(b).....................            211           443
Unit Corp. (a).........................................            872        18,242
                                                                         -----------
                                                                             305,789
                                                                         -----------
FOOD & STAPLES RETAILING -- 1.0%
Arden Group, Inc. (Class A)............................             19         2,220
BJ's Wholesale Club, Inc. (a)..........................          1,093        34,965
Casey's General Stores, Inc. ..........................            932        24,847
Great Atlantic & Pacific Tea Co. (a)(b)................            571         3,032
Ingles Markets, Inc. (b)...............................            191         2,851
Nash Finch Co. (b).....................................            209         5,871
Pantry, Inc. (a)(b)....................................            384         6,762
Pricesmart, Inc. ......................................            236         4,250
Rite Aid Corp. (a)(b)..................................          9,405         3,386

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Ruddick Corp. (b)......................................            782   $    17,556
Spartan Stores, Inc. (b)...............................            358         5,517
Susser Holdings Corp. (a)..............................            218         2,930
The Andersons, Inc. (b)................................            292         4,129
United Natural Foods, Inc. (a)(b)......................            733        13,905
Village Super Market, Inc. (Class A)...................            102         3,179
Weis Markets, Inc. ....................................            196         6,084
Winn-Dixie Stores, Inc. (a)(b).........................          1,021         9,761
                                                                         -----------
                                                                             151,245
                                                                         -----------
FOOD PRODUCTS -- 1.5%
Alico, Inc. (b)........................................             58         1,392
American Italian Pasta Co. (a).........................            384        13,367
B&G Foods, Inc. (b)....................................            577         3,000
Cal-Maine Foods, Inc. (b)..............................            257         5,754
Calavo Growers, Inc. ..................................            240         2,885
Chiquita Brands International, Inc. (a)(b).............            698         4,628
Corn Products International, Inc. (b)..................          1,359        28,811
Darling International, Inc. (a)........................          1,324         4,912
Del Monte Foods Co. ...................................          3,659        26,674
Diamond Foods, Inc. ...................................            315         8,798
Farmer Brothers Co. (b)................................             98         1,744
Fresh Del Monte Produce, Inc. (a)......................            855        14,039
Green Mountain Coffee Roasters, Inc. (a)(b)............            345        16,560
Hain Celestial Group, Inc. (a)(b)......................            641         9,128
J&J Snack Foods Corp. .................................            268         9,270
Lancaster Colony Corp. ................................            379        15,721
Lance, Inc. ...........................................            589        12,263
Sanderson Farms, Inc. (b)..............................            341        12,805
Smart Balance, Inc. (a)(b).............................          1,206         7,284
Tootsie Roll Industries, Inc. (b)......................            437         9,488
TreeHouse Foods, Inc. (a)(b)...........................            577        16,612
                                                                         -----------
                                                                             225,135
                                                                         -----------
GAS UTILITIES -- 1.5%
Amerigas Partners LP (b)...............................            598        16,912
Chesapeake Utilities Corp. ............................            138         4,206
Ferrellgas Partners LP (b).............................            796        10,666
Laclede Group, Inc. ...................................            384        14,968
New Jersey Resources Corp. (b).........................            773        26,267
Nicor, Inc. (b)........................................            824        27,382
Northwest Natural Gas Co. (b)..........................            490        21,276
South Jersey Industries, Inc. (b)......................            542        18,970
Southwest Gas Corp. (b)................................            815        17,172
Spectra Energy Partners LP (b).........................            255         5,569
Star Gas Partners LP...................................          1,307         3,398
Suburban Propane Partners LP...........................            601        21,973
WGL Holdings, Inc. ....................................            919        30,143
                                                                         -----------
                                                                             218,902
                                                                         -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7%
Abaxis, Inc. (a)(b)....................................            354         6,103
ABIOMED, Inc. (a)(b)...................................            553         2,710
Accuray, Inc. (a)(b)...................................            625         3,144
Align Technology, Inc. (a)(b)..........................            987         7,827
American Medical Systems Holdings, Inc. (a)............          1,344        14,986
Analogic Corp. ........................................            217         6,948
AngioDynamics, Inc. (a)................................            446         5,013
Cantel Medical Corp. (a)...............................            261         3,359
Conceptus, Inc. (a)(b).................................            361         4,242
CONMED Corp. (a)(b)....................................            463         6,672
CryoLife, Inc. (a).....................................            417         2,160
Cyberonics, Inc. (a)(b)................................            372         4,936
ev3, Inc. (a)(b).......................................          1,232         8,747
Greatbatch, Inc. (a)(b)................................            380         7,353
Haemonetics Corp. (a)(b)...............................            467        25,722
Hill-Rom Holdings, Inc. (b)............................          1,176        11,631
I-Flow Corp. (a)(b)....................................            400         1,460
ICU Medical, Inc. (a)(b)...............................            262         8,415
Insulet Corp. (a)(b)...................................            335         1,374
Integra LifeSciences Holdings Corp. (a)(b).............            399         9,867
Invacare Corp. (b).....................................            617         9,891
IRIS International, Inc. (a)...........................            372         4,289
Kensey Nash Corp. (a)..................................            138         2,935
MAKO Surgical Corp. (a)(b).............................            372         2,861
Masimo Corp. (a)(b)....................................            882        25,560
Meridian Bioscience, Inc. (b)..........................            753        13,644
Merit Medical Systems, Inc. (a)(b).....................            469         5,726
Natus Medical, Inc. (a)(b).............................            439         3,736
Neogen Corp. (a).......................................            287         6,265
NuVasive, Inc. (a)(b)..................................            664        20,836
OraSure Technologies, Inc. (a)(b)......................            892         2,257
Orthofix International N.V. (a)(b).....................            277         5,130
Orthovita, Inc. (a)....................................          1,516         4,063
Palomar Medical Technologies, Inc. (a)(b)..............            310         2,251
Quidel Corp. (a)(b)....................................            490         4,518
RTI Biologics, Inc. (a)................................            784         2,234
Sirona Dental Systems, Inc. (a)(b).....................            280         4,010
SonoSite, Inc. (a)(b)..................................            279         4,989
STERIS Corp. (b).......................................            981        22,838
SurModics, Inc. (a)(b).................................            257         4,690
Symmetry Medical, Inc. (a).............................            536         3,382
Synovis Life Technologies, Inc. (a)....................            239         3,308
The Cooper Cos., Inc. (b)..............................            837        22,130
Thoratec Corp. (a)(b)..................................            915        23,506
TomoTherapy, Inc. (a)(b)...............................            892         2,364
TranS1, Inc. (a)(b)....................................            152           926
Vnus Medical Technologies (a)..........................            258         5,488
Volcano Corp. (a)(b)...................................            761        11,073
West Pharmaceutical Services, Inc. (b).................            598        19,620
Wright Medical Group, Inc. (a)(b)......................            714         9,303
Zoll Medical Corp. (a)(b)..............................            340         4,882
                                                                         -----------
                                                                             401,374
                                                                         -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.4%
Air Methods Corp. (a)(b)...............................            177         2,993
Alliance Imaging, Inc. (a).............................            458         3,114
Almost Family, Inc. (a)(b).............................            163         3,112
Amedisys, Inc. (a)(b)..................................            500        13,745
AMERIGROUP Corp. (a)(b)................................            973        26,796
AMN Healthcare Services, Inc. (a)(b)...................            548         2,795
AmSurg Corp. (a)(b)....................................            530         8,401
Assisted Living Concepts, Inc. (Class A) (a)...........            176         2,387
athenahealth, Inc. (a)(b)..............................            405         9,765
Bio-Reference Laboratories, Inc. (a)...................            235         4,914
Brookdale Senior Living, Inc. (b)......................            666         3,363
CardioNet, Inc. (a)(b).................................            396        11,112
Catalyst Health Solutions, Inc. (a)(b).................            649        12,863
Centene Corp. (a)(b)...................................            732        13,191

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Chemed Corp. (b).......................................            416   $    16,182
Corvel Corp. (a).......................................            132         2,669
Cross Country Healthcare, Inc. (a)(b)..................            457         2,993
Emergency Medical Services Corp. (Class A) (a).........            189         5,933
Emeritus Corp. (a)(b)..................................            330         2,165
Genoptix, Inc. (a)(b)..................................            157         4,283
Gentiva Health Services, Inc. (a)......................            553         8,406
Hanger Orthopedic Group, Inc. (a)......................            538         7,129
Health Management Associates, Inc. (Class A) (a)(b)....          4,612        11,899
Healthsouth Corp. (a)(b)...............................          1,633        14,501
Healthspring, Inc. (a)(b)..............................            866         7,248
Healthways, Inc. (a)(b)................................            557         4,885
HMS Holdings Corp. (a).................................            464        15,266
inVentiv Health, Inc. (a)(b)...........................            534         4,357
IPC The Hospitalist Co. (a)(b).........................            181         3,444
Kindred Healthcare, Inc. (a)...........................            609         9,105
Landauer, Inc. (b).....................................            152         7,703
LHC Group, Inc. (a)(b).................................            235         5,236
LifePoint Hospitals, Inc. (a)(b).......................            983        20,505
Magellan Health Services, Inc. (a)(b)..................            706        25,727
Medcath Corp. (a)(b)...................................            260         1,890
Molina Healthcare, Inc. (a)(b).........................            221         4,203
MWI Veterinary Supply, Inc. (a)(b).....................            197         5,611
National Healthcare Corp. .............................            145         5,822
Nighthawk Radiology Holdings, Inc. (a)(b)..............            383         1,034
Odyssey Healthcare, Inc. (a)(b)........................            586         5,684
Owens & Minor, Inc. (b)................................            752        24,914
Pediatrix Medical Group, Inc. (a)......................            839        24,725
PharMerica Corp. (a)(b)................................            577         9,601
PSS World Medical, Inc. (a)(b).........................          1,124        16,129
Psychiatric Solutions, Inc. (a)(b).....................            973        15,305
RehabCare Group, Inc. (a)..............................            305         5,319
Res-Care, Inc. (a).....................................            440         6,406
Skilled Healthcare Group, Inc. (Class A) (a)(b)........            310         2,545
Sun Healthcare Group, Inc. (a).........................            833         7,031
Tenet Healthcare Corp. (a)(b)..........................          8,958        10,391
The Ensign Group, Inc. (b).............................            195         3,015
Triple-S Management Corp. (Class B) (a)(b).............            297         3,659
Universal American Financial Corp. (a)(b)..............            679         5,751
VCA Antech, Inc. (a)(b)................................          1,550        34,952
Virtual Radiologic Corp. (a)(b)........................            117           818
WellCare Health Plans, Inc. (a)........................            691         7,774
                                                                         -----------
                                                                             500,766
                                                                         -----------
HEALTH CARE TECHNOLOGY -- 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (b)........          1,120        11,525
Computer Programs & Systems, Inc. (b)..................            198         6,587
Eclipsys Corp. (a).....................................          1,028        10,424
HLTH Corp. (a)(b)......................................          1,562        16,167
Med Assets, Inc. (a)...................................            571         8,137
Omnicell, Inc. (a).....................................            539         4,215
Phase Forward, Inc. (a)................................            808        10,334
                                                                         -----------
                                                                              67,389
                                                                         -----------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
AFC Enterprises, Inc. (a)(b)...........................            430         1,939
Ambassadors Group, Inc. (b)............................            309         2,509
Ameristar Casinos, Inc. (b)............................            371         4,667
Bally Technologies, Inc. (a)(b)........................          1,007        18,549
BJ's Restaurants, Inc. (a)(b)..........................            286         3,978
Bob Evans Farms, Inc. (b)..............................            580        13,004
Boyd Gaming Corp. (b)..................................            943         3,517
Brinker International, Inc. (b)........................          1,859        28,071
Buffalo Wild Wings, Inc. (a)(b)........................            313        11,450
California Pizza Kitchen, Inc. (a)(b)..................            410         5,363
CEC Entertainment, Inc. (a)............................            392        10,145
Cedar Fair LP (b)......................................            858         7,971
Chipotle Mexican Grill, Inc. (a)(b)....................            587        38,965
Choice Hotels International, Inc. (b)..................            627        16,189
Churchill Downs, Inc. (b)..............................            165         4,960
CKE Restaurants, Inc. .................................            964         8,098
Cracker Barrel Old Country Store, Inc. (b).............            420        12,029
Denny's Corp. (a)(b)...................................          1,962         3,277
DineEquity, Inc. (b)...................................            249         2,953
Domino's Pizza, Inc. (a)(b)............................            686         4,493
Gaylord Entertainment Co. (a)(b).......................            670         5,581
International Speedway Corp. (Class A).................            595        13,126
Interval Leisure Group, Inc. (a).......................            636         3,371
Isle of Capri Casinos, Inc. (a)(b).....................            301         1,592
Jack in the Box, Inc. (a)(b)...........................          1,044        24,315
Krispy Kreme Doughnuts, Inc. (a)(b)....................            890         1,424
Landry's Restaurants, Inc. ............................            170           887
Life Time Fitness, Inc. (a)(b).........................            568         7,134
Marcus Corp. ..........................................            365         3,102
Morgans Hotel Group Co. (a)(b).........................            472         1,468
Orient-Express Hotels, Ltd. (Class A) (b)..............            645         2,644
P F Chang's China Bistro, Inc. (a)(b)..................            423         9,678
Panera Bread Co. (Class A) (a)(b)......................            562        31,416
Papa John's International, Inc. (a)....................            420         9,605
Peet's Coffee & Tea, Inc. (a)..........................            243         5,254
Pinnacle Entertainment, Inc. (a)(b)....................            978         6,885
Red Robin Gourmet Burgers, Inc. (a)(b).................            244         4,302
Ruby Tuesday, Inc. (a)(b)..............................            874         2,552
Scientific Games Corp. (Class A) (a)(b)................          1,281        15,513
Shuffle Master, Inc. (a)(b)............................            867         2,488
Sonic Corp. (a)(b).....................................          1,148        11,503
Speedway Motorsports, Inc. (b).........................            233         2,754
Texas Roadhouse, Inc. (Class A) (a)(b).................            862         8,215
The Cheesecake Factory, Inc. (a)(b)....................            984        11,267
The Steak n Shake Co. (a)(b)...........................            478         3,618
Vail Resorts, Inc. (a).................................            500        10,215
WMS Industries, Inc. (a)(b)............................            825        17,251
Wyndham Worldwide Corp. ...............................          3,329        13,982
                                                                         -----------
                                                                             433,269
                                                                         -----------
HOUSEHOLD DURABLES -- 1.5%
American Greetings Corp. (Class A) (b).................            736         3,724
Blyth, Inc. (b)........................................            108         2,822
Brookfield Homes Corp. (b).............................            169           583
Centex Corp. (b).......................................          2,287        17,152
CSS Industries, Inc. ..................................            139         2,363
Ethan Allen Interiors, Inc. (b)........................            444         4,999
Furniture Brands International, Inc. (b)...............            592           870
Harman International Industries, Inc. (b)..............          1,088        14,721

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Helen of Troy, Ltd. (a)................................            484   $     6,655
Hovnanian Enterprises, Inc. (a)(b).....................            962         1,501
iRobot Corp. (a)(b)....................................            312         2,371
Jarden Corp. (a)(b)....................................          1,294        16,395
KB HOME (b)............................................          1,440        18,979
Lennar Corp. (Class A) (b).............................          2,566        19,271
M.D.C. Holdings, Inc. (b)..............................            665        20,708
M/I Homes, Inc. .......................................            226         1,580
Meritage Homes Corp. (a)(b)............................            459         5,242
National Presto Industries, Inc. ......................             80         4,881
Ryland Group, Inc. (b).................................            797        13,278
Sealy Corp. (a)(b).....................................            723         1,077
Skyline Corp. (b)......................................            107         2,034
Snap-on, Inc. .........................................          1,054        26,455
Standard Pacific Corp. (a)(b)..........................          2,019         1,777
Tempur-Pedic International, Inc. ......................          1,340         9,782
Tupperware Brands Corp. ...............................          1,145        19,454
                                                                         -----------
                                                                             218,674
                                                                         -----------
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co. (Class A) (a).................          1,230         9,250
WD-40 Co. (b)..........................................            304         7,338
                                                                         -----------
                                                                              16,588
                                                                         -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. (b)...........................            340         9,336
                                                                         -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Carlisle Cos., Inc. ...................................          1,123        22,045
Otter Tail Corp. (b)...................................            596        13,142
Raven Industries, Inc. (b).............................            299         6,213
Seaboard Corp. (b).....................................              6         6,060
Standex International Corp. ...........................            201         1,849
Tredegar Corp. ........................................            397         6,483
                                                                         -----------
                                                                              55,792
                                                                         -----------
INSURANCE -- 4.5%
AMBAC Financial Group, Inc. (b)........................          4,703         3,668
American Equity Investment Life Holding Co. (b)........            878         3,652
American National Insurance Co. (b)....................            294        15,409
American Physicians Capital, Inc. (b)..................            144         5,892
Amerisafe, Inc. (a)....................................            368         5,638
Amtrust Financial Services, Inc. (b)...................            670         6,399
Argo Group International Holdings, Ltd. (a)............            570        17,174
Arthur J. Gallagher & Co. (b)..........................          1,742        29,614
Aspen Insurance Holdings, Ltd. (b).....................          1,379        30,972
Assured Guaranty, Ltd. (b).............................            963         6,520
Baldwin & Lyons, Inc. (Class B) (b)....................            175         3,311
Citizens, Inc. (a)(b)..................................            587         4,268
CNA Surety Corp. (a)...................................            260         4,794
Conseco, Inc. (a)(b)...................................          2,989         2,750
Crawford & Co. (a)(b)..................................            404         2,715
Delphi Financial Group.................................            773        10,405
Donegal Group, Inc. (b)................................            212         3,258
eHealth, Inc. (a)......................................            407         6,516
EMC Insurance Group, Inc. (b)..........................            132         2,781
Employers Holdings, Inc. ..............................            939         8,958
Endurance Specialty Holdings, Ltd. (b).................            940        23,444
Enstar Group, Ltd. (a).................................            116         6,533
Erie Indemnity Co. (Class A) (b).......................            592        20,235
FBL Financial Group, Inc. (Class A) (b)................            207           859
First Mercury Financial Corp. (a)......................            317         4,577
Flagstone Reinsurance Holdings, Ltd. (b)...............            755         5,881
FPIC Insurance Group, Inc. (a)(b)......................            135         4,999
Genworth Financial, Inc. (Class A).....................          8,059        15,312
Greenlight Capital Re, Ltd. (Class A) (a)(b)...........            566         9,039
Harleysville Group, Inc. (b)...........................            224         7,125
Hilltop Holdings, Inc. (a)(b)..........................            825         9,405
Horace Mann Educators Corp. ...........................            646         5,407
Infinity Property & Casualty Corp. (b).................            247         8,381
IPC Holdings, Ltd. ....................................            861        23,281
Kansas City Life Insurance Co. (b).....................             73         2,617
Maiden Holdings Ltd (b)................................            979         4,376
Max Capital Group, Ltd. (b)............................            877        15,119
MBIA, Inc. (a)(b)......................................          4,299        19,689
Meadowbrook Insurance Group, Inc. .....................          1,127         6,875
Mercury General Corp. (b)..............................            491        14,583
Montpelier Re Holdings, Ltd. (b).......................          1,570        20,347
National Financial Partners Corp. (b)..................            640         2,048
National Interstate Corp. (b)..........................             94         1,590
National Western Life Insurance Co. (Class A) (b)......             39         4,407
Navigators Group, Inc. (a)(b)..........................            253        11,937
OneBeacon Insurance Group, Ltd. (b)....................            371         3,584
Platinum Underwriters Holdings, Ltd. (b)...............            878        24,900
PMA Capital Corp. (Class A) (a)........................            670         2,794
Presidential Life Corp. (b)............................            362         2,820
ProAssurance Corp. (a).................................            569        26,527
Protective Life Corp. (b)..............................          1,347         7,072
RLI Corp. (b)..........................................            355        17,821
Safety Insurance Group, Inc. ..........................            306         9,510
Seabright Insurance Holdings (a).......................            422         4,414
Selective Insurance Group, Inc. .......................            988        12,014
StanCorp Financial Group, Inc. (b).....................            905        20,616
State Auto Financial Corp. (b).........................            237         4,171
Stewart Information Services Corp. (b).................            273         5,324
The Phoenix Cos., Inc. (b).............................          1,767         2,067
Tower Group, Inc. (b)..................................            672        16,551
United America Indemnity, Ltd. (Class A) (a)...........            284         1,142
United Fire & Casualty Co. (b).........................            435         9,553
Unitrin, Inc. .........................................            859        12,009
Validus Holdings, Ltd. ................................            598        14,161
XL Capital, Ltd. (Class A) (b).........................          6,064        33,109
Zenith National Insurance Corp. .......................            691        16,660
                                                                         -----------
                                                                             669,579
                                                                         -----------
INTERNET & CATALOG RETAIL -- 0.3%
1-800-FLOWERS.COM, Inc. (Class A) (a)..................            376           778
Blue Nile, Inc. (a)(b).................................            254         7,658
Gaiam, Inc. (Class A) (a)(b)...........................            216           709
HSN, Inc. (a)(b).......................................            636         3,269
NutriSystem, Inc. .....................................            468         6,678
Orbitz Worldwide, Inc. (a)(b)..........................            599           773
Overstock.com, Inc. (a)................................            257         2,352
PetMed Express, Inc. (a)(b)............................            455         7,498
Shutterfly, Inc. (a)(b)................................            383         3,589
Stamps.com, Inc. (a)...................................            262         2,541
Ticketmaster (a)(b)....................................            636         2,347
                                                                         -----------
                                                                              38,192
                                                                         -----------

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
INTERNET SOFTWARE & SERVICES -- 1.7%
Art Technology Group, Inc. (a)(b)......................          2,091   $     5,332
Bankrate, Inc. (a)(b)..................................            241         6,013
comScore, Inc. (a)(b)..................................            267         3,228
Constant Contact, Inc. (a)(b)..........................            214         2,994
DealerTrack Holdings, Inc. (a).........................            647         8,476
Dice Holdings, Inc. (a)(b).............................            377         1,048
Digital River, Inc. (a)(b).............................            686        20,457
DivX, Inc. (a)(b)......................................            440         2,213
EarthLink, Inc. (a)(b).................................          2,024        13,298
Equinix, Inc. (a)(b)...................................            589        33,072
GSI Commerce, Inc. (a)(b)..............................            339         4,441
Infospace, Inc. (a)(b).................................            581         3,021
Internap Network Services Corp. (a)(b).................            787         2,117
Internet Brands, Inc. (a)..............................            548         3,217
j2 Global Communications, Inc. (a)(b)..................            815        17,840
Limelight Networks, Inc. (a)(b)........................            632         2,117
LoopNet, Inc. (a)......................................            446         2,712
Marchex, Inc. (Class B) (b)............................            462         1,589
ModusLink Global Solutions, Inc. (a)(b)................            801         2,075
Move, Inc. (a)(b)......................................          2,405         3,487
NIC, Inc. .............................................            641         3,333
Omniture, Inc. (a)(b)..................................          1,329        17,530
Perficient, Inc. (a)(b)................................            500         2,700
Rackspace Hosting, Inc. (a)(b).........................          1,395        10,449
RealNetworks, Inc. (a).................................          1,523         3,549
S1 Corp. (a)...........................................            815         4,197
SAVVIS, Inc. (a)(b)....................................            632         3,912
SonicWALL, Inc. (a)(b).................................            941         4,197
Switch & Data Facilities Co., Inc. (a)(b)..............            364         3,192
TechTarget, Inc. (a)(b)................................            121           290
Terremark Worldwide, Inc. (a)(b).......................            677         1,821
The Knot, Inc. (a)(b)..................................            516         4,231
United Online, Inc. ...................................          1,324         5,905
ValueClick, Inc. (a)...................................          1,494        12,714
Vignette Corp. (a)(b)..................................            406         2,712
VistaPrint, Ltd. (a)(b)................................            727        19,985
Vocus, Inc. (a)(b).....................................            331         4,399
WebMD Health Corp. (Class A) (a).......................            130         2,899
Websense, Inc. (a)(b)..................................            735         8,820
                                                                         -----------
                                                                             255,582
                                                                         -----------
IT SERVICES -- 1.8%
Acxiom Corp. (b).......................................          1,257         9,302
CACI International, Inc. (Class A) (a)(b)..............            553        20,179
Cass Information Systems, Inc. ........................            143         4,637
CIBER, Inc. (a)........................................            836         2,282
Convergys Corp. (a)....................................          2,133        17,235
CSG Systems International, Inc. (a)....................            580         8,282
CyberSource Corp. (a)(b)...............................          1,287        19,060
Euronet Worldwide, Inc. (a)(b).........................            898        11,728
ExlService Holdings, Inc. (a)..........................            238         2,052
Forrester Research, Inc. (a)(b)........................            246         5,058
Gartner, Inc. (a)(b)...................................          1,198        13,190
Genpact, Ltd. (a)......................................          1,084         9,604
Global Cash Access, Inc. (a)(b)........................            687         2,624
Heartland Payment Systems, Inc. .......................            462         3,054
iGate Corp. (b)........................................            623         2,019
infoUSA, Inc. (a)......................................            538         2,238
Integral Systems Inc. (a)(b)...........................            279         2,399
Lionbridge Technologies, Inc. (a)(b)...................            862           845
MAXIMUS, Inc. .........................................            303        12,078
MoneyGram International, Inc. (a)(b)...................          1,314         1,551
NCI, Inc. (Class A) (a)(b).............................            134         3,484
NeuStar, Inc. (Class A) (a)(b).........................          1,450        24,288
Perot Systems Corp. (Class A) (a)......................          1,594        20,531
RightNow Technologies, Inc. (a)........................            396         2,998
Sapient Corp. (a)(b)...................................          1,717         7,675
SRA International, Inc. (a)............................            702        10,319
Syntel, Inc. (b).......................................            430         8,849
TeleTech Holdings, Inc. (a)(b).........................            651         7,089
TNS, Inc. (a)(b).......................................            391         3,198
Unisys Corp. (a).......................................          5,464         2,896
VeriFone Holdings, Inc. (a)(b).........................          1,327         9,024
Wright Express Corp. (a)(b)............................            728        13,264
                                                                         -----------
                                                                             263,032
                                                                         -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Brunswick Corp. (b)....................................          1,417         4,889
Callaway Golf Co. (b)..................................          1,073         7,704
Eastman Kodak Co. .....................................          4,966        18,871
JAKKS Pacific, Inc. (a)(b).............................            442         5,459
Leapfrog Enterprises, Inc. (a)(b)......................            563           777
Marine Products Corp. (b)..............................            231           979
Polaris Industries, Inc. (b)...........................            607        13,014
Pool Corp. (b).........................................            892        11,953
RC2 Corp. (a)..........................................            283         1,491
Smith & Wesson Holding Corp. (a).......................            612         3,684
                                                                         -----------
                                                                              68,821
                                                                         -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Affymetrix, Inc. (a)...................................          1,129         3,692
Albany Molecular Research, Inc. (a)(b).................            364         3,433
AMAG Pharmaceuticals, Inc. (a)(b)......................            320        11,766
Bio-Rad Laboratories, Inc. (Class A) (a)...............            358        23,592
Bruker Corp. (a).......................................            830         5,113
Cambrex Corp. (a)......................................            464         1,058
Clinical Data, Inc. (a)................................            262         2,830
Dionex Corp. (a)(b)....................................            334        15,781
Enzo Biochem, Inc. (a)(b)..............................            647         2,601
eResearch Technology, Inc. (a).........................            700         3,682
Exelixis, Inc. (a)(b)..................................          2,015         9,269
Kendle International, Inc. (a)(b)......................            212         4,443
Luminex Corp. (a)(b)...................................            894        16,199
Medivation, Inc. (a)(b)................................            539         9,848
Nektar Therapeutics (a)(b).............................          1,588         8,559
PAREXEL International Corp. (a)(b).....................          1,094        10,645
Sequenom, Inc. (a)(b)..................................            964        13,708
Varian, Inc. (a)(b)....................................            494        11,728
                                                                         -----------
                                                                             157,947
                                                                         -----------
MACHINERY -- 3.6%
Actuant Corp. (Class A) (b)............................            932         9,628
Albany International Corp. (Class A)...................            412         3,729
Altra Holdings, Inc. (a)...............................            429         1,665
American Railcar Industries, Inc. (b)..................            138         1,053
Ampco-Pittsburgh Corp. (b).............................            136         1,803
Astec Industries, Inc. (a).............................            281         7,371
Badger Meter, Inc. (b).................................            281         8,118
Barnes Group, Inc. (b).................................            825         8,819
Blount International, Inc. (a).........................            673         3,109
Briggs & Stratton Corp. (b)............................            920        15,180
Bucyrus International, Inc. ...........................          1,381        20,964
Cascade Corp. (b)......................................            165         2,909

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Chart Industries, Inc. (a).............................            458   $     3,609
CIRCOR International, Inc. ............................            272         6,125
CLARCOR, Inc. (b)......................................            939        23,653
Colfax Corp. (a)(b)....................................            465         3,195
Columbus McKinnon Corp. (a)............................            309         2,694
Crane Co. .............................................            970        16,374
Dynamic Materials Corp. (b)............................            203         1,859
Energy Recovery, Inc. (a)(b)...........................            485         3,686
EnPro Industries, Inc. (a)(b)..........................            327         5,592
ESCO Technologies, Inc. (a)............................            480        18,576
Federal Signal Corp. ..................................            774         4,079
Force Protection, Inc. (a)(b)..........................          1,173         5,630
Freightcar America, Inc. (b)...........................            188         3,296
Gardner Denver, Inc. (a)(b)............................            955        20,762
Graco, Inc. (b)........................................          1,111        18,965
Graham Corp. (b).......................................            164         1,471
IDEX Corp. (b).........................................          1,512        33,067
John Bean Technologies Corp. ..........................            538         5,627
K-Tron International, Inc. (a).........................             43         2,609
Kaydon Corp. (b).......................................            634        17,327
Kennametal, Inc. (b)...................................          1,355        21,965
L.B. Foster Co. (Class A) (a)..........................            180         4,469
Lindsay Corp. (b)......................................            184         4,968
Middleby Corp. (a)(b)..................................            321        10,410
Mueller Industries, Inc. (b)...........................            690        14,966
Mueller Water Products, Inc. (Class A) (b).............          1,877         6,194
NACCO Industries, Inc. (b).............................             88         2,392
Nordson Corp. (b)......................................            577        16,404
Oshkosh Corp. (b)......................................          1,405         9,470
RBC Bearings, Inc. (a).................................            358         5,470
Robbins & Myers, Inc. (b)..............................            440         6,675
Sauer-Danfoss, Inc. (b)................................            177           432
Sun Hydraulics Corp. (b)...............................            196         2,864
Tecumseh Products Co. (Class A) (a)(b).................            250         1,130
Tennant Co. (b)........................................            263         2,464
Terex Corp. (a)........................................          1,758        16,262
The Gorman-Rupp Co. (b)................................            236         4,673
The Greenbrier Cos., Inc. (b)..........................            245           897
The Manitowoc Co., Inc. (b)............................          2,445         7,995
The Timken Co. (b).....................................          1,425        19,893
The Toro Co. (b).......................................            658        15,910
Titan International, Inc. (b)..........................            556         2,797
Trinity Industries, Inc. (b)...........................          1,485        13,573
Valmont Industries, Inc. (b)...........................            345        17,322
Wabash National Corp. .................................            496           610
Wabtec Corp. (b).......................................            892        23,531
Watts Water Technologies, Inc. (b).....................            554        10,836
                                                                         -----------
                                                                             527,116
                                                                         -----------
MARINE -- 0.4%
Alexander & Baldwin, Inc. (b)..........................            767        14,596
American Commercial Lines, Inc. (a)(b).................            619         1,962
Eagle Bulk Shipping, Inc. (b)..........................            764         3,247
Excel Maritime Carriers, Ltd. (b)......................            618         2,793
Genco Shipping & Trading, Ltd. (b).....................            511         6,306
Horizon Lines, Inc. (b)................................            495         1,500
Kirby Corp. (a)(b).....................................            987        26,294
TBS International, Ltd. (a)(b).........................            258         1,896
                                                                         -----------
                                                                              58,594
                                                                         -----------
MEDIA -- 1.2%
Arbitron, Inc. (b).....................................            442         6,634
Ascent Media Corp. (a).................................            270         6,750
Belo Corp. (b).........................................          1,488           908
Cinemark Holdings, Inc. ...............................            577         5,418
CKX, Inc. (a)(b).......................................          1,093         4,481
Cox Radio, Inc. (Class A) (a)(b).......................            403         1,652
Crown Media Holdings, Inc. (Class A) (a)(b)............            148           302
Cumulus Media, Inc. (a)(b).............................            524           529
Dolan Media Co. (a)(b).................................            407         3,203
Fisher Communications, Inc. ...........................            102           996
Gannett Co., Inc. (b)..................................          4,344         9,557
Harte-Hanks, Inc. (b)..................................            622         3,328
Hearst-Argyle Television, Inc. (b).....................            410         1,706
Journal Communications, Inc. ..........................            682           512
Knology, Inc. (a)(b)...................................            672         2,769
Lamar Advertising Co. (Class A) (a)(b).................          1,242        12,110
Liberty Media Corp. -- Interactive (Class A) (a)(b)....          1,620        11,308
Live Nation, Inc. (a)(b)...............................          1,235         3,297
Martha Stewart Living, Inc. (Class A) (a)(b)...........            452         1,125
Mediacom Communications Corp. (a)(b)...................            640         2,579
Meredith Corp. (b).....................................            686        11,415
Morningstar, Inc. (a)(b)...............................            342        11,679
National CineMedia, Inc. (b)...........................            791        10,425
Primedia, Inc. ........................................            294           726
RCN Corp. (a)(b).......................................            611         2,261
Regal Entertainment Group..............................          1,443        19,351
Scholastic Corp. ......................................            535         8,062
Sinclair Broadcast Group, Inc. (b).....................            835           860
Sirius XM Radio, Inc. (a)(b)...........................         64,812        22,684
The New York Times Co. (Class A) (b)...................          2,188         9,890
Valassis Communications, Inc. (a)(b)...................            757         1,188
Warner Music Group Corp. (a)...........................            981         2,305
World Wrestling Entertainment, Inc. (Class A) (b)......            322         3,716
                                                                         -----------
                                                                             183,726
                                                                         -----------
METALS & MINING -- 1.2%
AK Steel Holding Corp. (b).............................          2,072        14,753
Allied Nevada Gold Corp. (a)...........................            953         5,575
AM Castle & Co. (b)....................................            283         2,524
AMCOL International Corp. (b)..........................            417         6,188
Brush Engineered Materials, Inc. (a)(b)................            332         4,605
Carpenter Technology Corp. (b).........................            824        11,635
Century Aluminum Co. (a)(b)............................          1,074         2,266
Coeur d' Alene Mines Corp. (a)(b)......................         10,449         9,822
Commercial Metals Co. (b)..............................          2,067        23,874
Haynes International, Inc. (a)(b)......................            195         3,475
Hecla Mining Co. (a)(b)................................          4,133         8,266
Horsehead Holding Corp. (a)(b).........................            564         3,102
Kaiser Aluminum Corp. .................................            255         5,896
Olympic Steel, Inc. ...................................            154         2,336
Royal Gold, Inc. (b)...................................            582        27,214
RTI International Metals, Inc. (a).....................            378         4,423
Schnitzer Steel Industries, Inc. (Class A) (b).........            387        12,148
Stillwater Mining Co. (a)(b)...........................            710         2,627
Titanium Metals Corp. (b)..............................          1,856        10,152
US Gold Corp. (a)......................................          1,242         2,534

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
WHX Corp (a)...........................................            562   $     3,765
Worthington Industries, Inc. (b).......................          1,096         9,546
                                                                         -----------
                                                                             176,726
                                                                         -----------
MULTI-UTILITIES -- 0.5%
Avista Corp. ..........................................          1,014        13,973
Black Hills Corp. (b)..................................            718        12,845
CH Energy Group, Inc. (b)..............................            295        13,836
NorthWestern Corp. (b).................................            669        14,370
PNM Resources, Inc. (b)................................          1,467        12,117
                                                                         -----------
                                                                              67,141
                                                                         -----------
MULTILINE RETAIL -- 0.4%
99 Cents Only Stores (a)...............................            720         6,653
Big Lots, Inc. (a)(b)..................................          1,491        30,983
Dillard's, Inc. (Class A) (b)..........................          1,000         5,700
Fred's, Inc. (Class A).................................            620         6,994
Retail Ventures, Inc. (a)..............................            451           685
Saks, Inc. (a)(b)......................................          2,029         3,794
                                                                         -----------
                                                                              54,809
                                                                         -----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class A) (a)(b)..............          1,168        22,215
                                                                         -----------
OIL, GAS & CONSUMABLE FUELS -- 5.3%
Alliance Holdings GP LP................................            326         5,239
Alliance Resource Partners LP..........................            382        11,116
Alon USA Energy, Inc. (b)..............................            201         2,754
APCO Argentina, Inc. (b)...............................            150         1,653
Arena Resources, Inc. (a)(b)...........................            704        17,938
Atlas America, Inc. (b)................................            618         5,407
Atlas Energy Resources LLC (b).........................            546         5,760
Atlas Pipeline Partners LP (b).........................            645         2,528
ATP Oil & Gas Corp. (a)(b).............................            461         2,365
Berry Petroleum Co. (Class A) (b)......................            672         7,365
Bill Barrett Corp. (a)(b)..............................            616        13,700
BP Prudhoe Bay Royalty Trust (b).......................            394        25,653
BPZ Resources, Inc. (a)(b).............................            904         3,345
BreitBurn Energy Partners LP (b).......................            862         5,629
Brigham Exploration Co. (a)............................            555         1,055
Buckeye GP Holdings LP (b).............................            197         3,168
Calumet Specialty Products Partners LP (b).............            228         2,485
Capital Product Partners LP............................            194         1,339
Carrizo Oil & Gas, Inc. (a)(b).........................            445         3,952
Cheniere Energy Partners LP............................            219         1,314
Cheniere Energy, Inc. (a)(b)...........................          1,036         4,413
Clayton Williams Energy, Inc. (a)(b)...................            158         4,620
Clean Energy Fuels Corp. (a)(b)........................            564         3,435
Comstock Resources, Inc. (a)(b)........................            844        25,151
Contango Oil & Gas Co. (a)(b)..........................            258        10,114
Copano Energy LLC......................................            726         9,670
Crosstex Energy LP.....................................            638         1,212
Crosstex Energy, Inc. .................................            743         1,219
CVR Energy, Inc. (a)(b)................................            889         4,925
DCP Midstream Partners LP..............................            399         5,610
Delek US Holdings, Inc. (b)............................            234         2,424
Delta Petroleum Corp. (a)(b)...........................          1,063         1,276
DHT Maritime, Inc. (b).................................            638         2,450
Dorchester Minerals LP (b).............................            506         8,263
Duncan Energy Partners LP (b)..........................            239         3,578
Eagle Rock Energy Partners LP (b)......................            638         3,267
El Paso Pipeline Partners LP (b).......................            622        10,698
Enbridge Energy Management LLC (a)(b)..................            244         7,069
Encore Acquisition Co. (a)(b)..........................            926        21,548
Encore Energy Partners LP..............................            537         7,658
EV Energy Partner LP...................................            193         2,798
Foundation Coal Holdings, Inc. (b).....................            831        11,925
Frontier Oil Corp. (b).................................          1,899        24,288
Gastar Exploration, Ltd. (a)...........................          2,566         1,386
General Maritime Corp (b)..............................            993         6,951
Genesis Energy LP (b)..................................            588         6,015
GMX Resources, Inc. (a)(b).............................            306         1,989
Goodrich Petroleum Corp. (a)(b)........................            447         8,654
Gulfport Energy Corp. (a)(b)...........................            426           988
Harvest Natural Resources, Inc. (a)(b).................            589         1,997
Hiland Partners LP.....................................             81           641
Holly Corp. ...........................................            775        16,430
Holly Energy Partners LP...............................            132         3,065
Hugoton Royalty Trust (b)..............................            672         6,424
Inergy Holdings LP (b).................................            190         5,785
Inergy LP..............................................            852        18,676
International Coal Group, Inc. (a)(b)..................          1,730         2,785
James River Coal Co. (a)(b)............................            482         5,948
K-Sea Transportation Partners LP (b)...................            202         3,575
Legacy Reserves LP (b).................................            316         2,888
Linn Energy LLC (b)....................................          2,002        29,830
Magellan Midstream Holdings LP.........................          1,079        18,882
Mariner Energy, Inc. (a)(b)............................          1,656        12,834
Markwest Energy Partners LP............................            923        10,698
Martin Midstream Partners LP (b).......................            144         2,703
Massey Energy Co. (b)..................................          1,564        15,828
McMoRan Exploration Co. (a)(b).........................          1,053         4,949
Natural Resource Partners LP (b).......................            597        13,331
NuStar GP Holdings LLC.................................            638        13,149
OSG America LP.........................................            113           921
Overseas Shipholding Group, Inc. (b)...................            404         9,159
Parallel Petroleum Corp. (a)(b)........................            679           869
Patriot Coal Corp. (a)(b)..............................          1,058         3,925
Penn Virginia Corp. ...................................            806         8,850
Penn Virginia GP Holdings LP (b).......................            340         4,032
Penn Virginia Resource Partners LP.....................            612         6,977
Petroleum Development Corp. (a)(b).....................            242         2,858
Petroquest Energy, Inc. (a)(b).........................            708         1,699
Pioneer Southwest Energy Partners LP (b)...............            138         2,174
Regency Energy Partners LP.............................            720         8,986
Rentech, Inc. (a)(b)...................................          2,779         1,528
Rosetta Resources, Inc. (a)(b).........................            835         4,133
SandRidge Energy, Inc. (a)(b)..........................          1,754        11,559
Ship Finance International, Ltd. (b)...................            652         4,277
Southern Union Co. (b).................................          1,913        29,116
St. Mary Land & Exploration Co. .......................          1,153        15,254
Stone Energy Corp. (a)(b)..............................            557         1,855
Sunoco Logistics Partners LP...........................            304        15,677
Swift Energy Co. (a)...................................            495         3,613
Targa Resources Partners LP (b)........................            552         4,946
TC Pipelines LP........................................            271         8,062
Teekay Corp. (b).......................................            790        11,242
Teekay LNG Partners LP (b).............................            280         4,701
Teekay Offshore Partners LP............................            352         4,023
TransMontaigne Partners LP.............................            186         3,119
USEC, Inc. (a)(b)......................................          2,096        10,061
Vaalco Energy, Inc. (a)................................          1,134         5,999

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Venoco, Inc. (a)(b)....................................            349   $     1,145
W&T Offshore, Inc. (b).................................            439         2,700
Walter Industries, Inc. (b)............................            999        22,847
Warren Resources, Inc. (a)(b)..........................            960           922
Western Gas Partners LP................................            367         5,461
Western Refining, Inc. (b).............................            640         7,642
Williams Partners LP...................................            783         8,738
Williams Pipeline Partners LP (b)......................            257         4,230
World Fuel Services Corp. (b)..........................            543        17,175
                                                                         -----------
                                                                             778,252
                                                                         -----------
PAPER & FOREST PRODUCTS -- 0.3%
Buckeye Technologies, Inc. (a).........................            618         1,316
Clearwater Paper Corp (a)..............................            183         1,469
Deltic Timber Corp. (b)................................            188         7,409
Domtar Corp. (a).......................................          9,326         8,860
Glatfelter (b).........................................            728         4,543
Louisiana-Pacific Corp. (b)............................          1,709         3,811
Neenah Paper, Inc. (b).................................            232           842
Schweitzer-Mauduit International, Inc. ................            249         4,597
Wausau-Mosinee Paper Corp. (b).........................            792         4,166
                                                                         -----------
                                                                              37,013
                                                                         -----------
PERSONAL PRODUCTS -- 0.5%
Bare Escentuals, Inc. (a)(b)...........................          1,094         4,485
Chattem, Inc. (a)(b)...................................            323        18,104
Elizabeth Arden, Inc. (a)..............................            431         2,513
Herbalife, Ltd. .......................................          1,181        17,691
Inter Parfums, Inc. (b)................................            231         1,347
NBTY, Inc. (a)(b)......................................          1,042        14,671
Nu Skin Enterprises, Inc. (Class A)....................            991        10,396
Prestige Brands Holdings, Inc. (a)(b)..................            567         2,937
Revlon, Inc. (a).......................................            318           789
USANA Health Sciences, Inc. (a)(b).....................            134         2,996
                                                                         -----------
                                                                              75,929
                                                                         -----------
PHARMACEUTICALS -- 1.2%
Acura Pharmaceuticals, Inc. (a)........................            832         5,341
Akorn, Inc. (a)........................................            829           713
Ardea Biosciences, Inc. (a)............................            255         2,624
Auxilium Pharmaceuticals, Inc. (a)(b)..................            738        20,457
Biodel, Inc. (a).......................................            232         1,209
Cadence Pharmaceuticals, Inc. (a)(b)...................            436         4,090
Caraco Pharmaceutical Laboratories, Ltd. (a)(b)........            174           613
Cypress Bioscience, Inc. (a)...........................            739         5,254
Durect Corp. (a).......................................          1,518         3,385
Inspire Pharmaceuticals, Inc. (a)......................            803         3,260
Matrixx Initiatives, Inc. (a)(b).......................            203         3,329
Medicis Pharmaceutical Corp. (Class A) (b).............          1,055        13,050
Noven Pharmaceuticals, Inc. (a)(b).....................            395         3,745
Optimer Pharmaceuticals, Inc. (a)(b)...................            523         6,898
Pain Therapeutics, Inc. (a)(b).........................            555         2,331
Par Pharmaceutical Cos., Inc. (a)(b)...................            562         5,322
POZEN, Inc. (a)........................................            501         3,066
Questcor Pharmaceuticals, Inc. (a).....................          1,078         5,304
Salix Pharmaceuticals, Ltd. (a)........................            796         7,562
Sepracor, Inc. (a).....................................          1,978        28,998
Sucampo Pharmaceuticals, Inc. (a)(b)...................            111           680
The Medicines Co. (a)(b)...............................            978        10,602
Valeant Pharmaceuticals International (a)(b)...........          1,286        22,878
ViroPharma, Inc. (a)(b)................................          1,294         6,794
VIVUS, Inc. (a)(b).....................................          1,124         4,856
XenoPort, Inc. (a)(b)..................................            512         9,912
                                                                         -----------
                                                                             182,273
                                                                         -----------
PROFESSIONAL SERVICES -- 1.1%
Administaff, Inc. (b)..................................            373         7,882
Advisory Board Co. (a).................................            239         3,963
CBIZ, Inc. (a)(b)......................................            863         6,015
CDI Corp. .............................................            229         2,226
CoStar Group, Inc. (a)(b)..............................            368        11,132
CRA International, Inc. (a)(b).........................            174         3,285
Duff & Phelps Corp. (Class A) (a)(b)...................            176         2,772
Exponent, Inc. (a)(b)..................................            242         6,130
First Advantage Corp. (Class A) (a)....................            187         2,577
Heidrick & Struggles International, Inc. (b)...........            275         4,879
Hill International, Inc. (a)(b)........................            499         1,517
Huron Consulting Group, Inc. (a)(b)....................            387        16,420
ICF International, Inc. (a)(b).........................            145         3,331
Kelly Services, Inc. (Class A) (b).....................            443         3,566
Kforce, Inc. (a).......................................            611         4,295
Korn/Ferry International (a)...........................            756         6,849
LECG Corp. (a).........................................            393           998
Monster Worldwide, Inc. (a)(b).........................          2,282        18,598
MPS Group, Inc. (a)(b).................................          1,775        10,561
Navigant Consulting, Inc. (a)(b).......................            905        11,828
Odyssey Marine Exploration, Inc. (a)...................          1,066         3,614
Resources Connection, Inc. (a)(b)......................            777        11,717
School Specialty, Inc. (a)(b)..........................            270         4,749
Spherion Corp. (a)(b)..................................            906         1,885
The Corporate Executive Board Co. .....................            572         8,294
TrueBlue, Inc. (a).....................................            721         5,948
Volt Information Sciences, Inc. (a)(b).................            227         1,510
                                                                         -----------
                                                                             166,541
                                                                         -----------
REAL ESTATE INVESTMENT TRUSTS -- 6.0%
Acadia Realty Trust (b)................................            514         5,454
Alexander's, Inc. (b)..................................             43         7,326
Alexandria Real Estate Equities, Inc. (b)..............            688        25,043
American Campus Communities, Inc. (b)..................            788        13,680
American Capital Agency Corp. .........................            206         3,525
Anthracite Capital, Inc. (b)...........................          1,207           410
Anworth Mortgage Asset Corp. ..........................          1,864        11,426
Apartment Investment & Management Co. (Class A)........          2,191        12,007
Ashford Hospitality Trust, Inc. (b)....................          1,197         1,843
BioMed Realty Trust, Inc. (b)..........................          1,513        10,243
Brandywine Realty Trust................................          1,447         4,124
BRE Properties, Inc. (b)...............................            944        18,531
Camden Property Trust..................................            971        20,954
Capital Lease Funding, Inc. (b)........................            713         1,405
CapitalSource, Inc. (b)................................          4,424         5,397
Capstead Mortgage Corp. ...............................          1,010        10,847
CBL & Associates Properties, Inc. (b)..................          1,078         2,544
Cedar Shopping Centers, Inc. ..........................            736         1,281
Chimera Investment Corp. (b)...........................          3,000        10,080
Colonial Properties Trust (b)..........................            677         2,579
Corporate Office Properties Trust (b)..................            950        23,589
Cousins Properties, Inc. (b)...........................            670         4,315
DCT Industrial Trust, Inc. (b).........................          3,231        10,242
Developers Diversified Realty Corp. (b)................          2,360         5,027

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
DiamondRock Hospitality Co. (b)........................          1,540   $     6,175
Douglas Emmett, Inc. (b)...............................          2,021        14,935
Duke Realty Corp. .....................................          2,704        14,872
DuPont Fabros Technology, Inc. (b).....................            582         4,004
EastGroup Properties, Inc. (b).........................            474        13,305
Education Realty Trust, Inc. (b).......................            444         1,550
Entertainment Properties Trust (b).....................            556         8,763
Equity Lifestyle Properties, Inc. (b)..................            421        16,040
Equity One, Inc. (b)...................................            650         7,924
Essex Property Trust, Inc. (b).........................            491        28,154
Extra Space Storage, Inc. (b)..........................          1,622         8,937
FelCor Lodging Trust, Inc. ............................          1,022         1,390
First Industrial Realty Trust, Inc. (b)................            720         1,764
First Potomac Realty Trust (b).........................            465         3,418
Franklin Street Properties Corp. (b)...................          1,192        14,662
Getty Realty Corp. (b).................................            304         5,578
Hatteras Financial Corp. (b)...........................            672        16,793
Healthcare Realty Trust, Inc. (b)......................          1,093        16,384
Highwoods Properties, Inc. ............................          1,169        25,040
Home Properties, Inc. (b)..............................            597        18,298
Hospitality Properties Trust (b).......................          1,733        20,796
HRPT Properties Trust (b)..............................          4,212        13,436
Inland Real Estate Corp. (b)...........................            970         6,877
Investors Real Estate Trust (b)........................          1,097        10,817
iStar Financial, Inc. (b)..............................          2,187         6,146
Kilroy Realty Corp. (b)................................            622        10,692
Kite Realty Group Trust (b)............................            598         1,465
LaSalle Hotel Properties (b)...........................            655         3,825
Lexington Realty Trust (b).............................          1,347         3,206
LTC Properties, Inc. ..................................            414         7,262
Mack-Cali Realty Corp. ................................          1,210        23,970
Maguire Properties, Inc. (a)(b)........................            620           446
Medical Properties Trust, Inc. (b).....................          1,345         4,909
MFA Financial, Inc. ...................................          4,101        24,114
Mid-America Apartment Communities, Inc. (b)............            524        16,155
National Health Investors, Inc. (b)....................            414        11,124
National Retail Properties, Inc. (b)...................          1,445        22,889
NorthStar Realty Finance Corp. (b).....................          1,013         2,350
OMEGA Healthcare Investors, Inc. (b)...................          1,512        21,289
Parkway Properties, Inc. (b)...........................            246         2,534
Pennsylvania Real Estate Investment Trust (b)..........            643         2,283
Post Properties, Inc. (b)..............................            838         8,497
Potlatch Corp. ........................................            734        17,022
PS Business Parks, Inc. (b)............................            260         9,581
RAIT Financial Trust (b)...............................            943         1,151
Ramco-Gershenson Properties Trust (b)..................            299         1,929
Redwood Trust, Inc. ...................................            946        14,521
Saul Centers, Inc. ....................................            174         3,997
Senior Housing Properties Trust (b)....................          2,201        30,858
SL Green Realty Corp. (b)..............................          1,066        11,513
Sovran Self Storage, Inc. .............................            427         8,574
Strategic Hotels & Resorts, Inc. (b)...................          1,218           840
Sun Communities, Inc. (b)..............................            274         3,241
Sunstone Hotel Investors, Inc. ........................            951         2,501
Tanger Factory Outlet Centers, Inc. (b)................            586        18,084
Taubman Centers, Inc. (b)..............................            977        16,648
The Macerich Co. (b)...................................          1,428         8,939
U-Store-It Trust.......................................            754         1,523
UDR, Inc. (b)..........................................          2,511        21,620
Universal Health Realty Income Trust (b)...............            184         5,378
Urstadt Biddle Properties (b)..........................             55           737
Urstadt Biddle Properties (Class A) (b)................            326         4,375
Washington Real Estate Investment Trust (b)............            971        16,798
Weingarten Realty Investors (b)........................          1,504        14,318
                                                                         -----------
                                                                             879,088
                                                                         -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Avatar Holdings, Inc. (a)..............................             90         1,348
CB Richard Ellis Group, Inc. (Class A) (a)(b)..........          4,210        16,966
Forest City Enterprises, Inc. (Class A) (b)............          1,366         4,917
Forestar Real Estate Group, Inc. (a)(b)................            535         4,093
Jones Lang LaSalle, Inc. (b)...........................            653        15,189
Tejon Ranch Co. (a)(b).................................            216         4,465
                                                                         -----------
                                                                              46,978
                                                                         -----------
ROAD & RAIL -- 1.0%
Amerco, Inc. (a)(b)....................................            105         3,521
Arkansas Best Corp. (b)................................            434         8,255
Avis Budget Group, Inc. (a)............................          1,669         1,519
Con-way, Inc. (b)......................................            858        15,384
Genesee & Wyoming, Inc. (Class A) (a)(b)...............            597        12,686
Heartland Express, Inc. (b)............................          1,091        16,158
Knight Transportation, Inc. (b)........................          1,043        15,812
Landstar Systems, Inc. (b).............................            947        31,696
Marten Transport, Ltd. (a).............................            246         4,595
Old Dominion Freight Line, Inc. (a)(b).................            566        13,295
Patriot Transportation Holding, Inc. (a)...............             38         2,368
Universal Truckload Services, Inc. ....................            135         1,936
Werner Enterprises, Inc. (b)...........................            954        14,424
YRC Worldwide, Inc. (a)(b).............................            922         4,140
                                                                         -----------
                                                                             145,789
                                                                         -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.5%
Actel Corp. (a)........................................            411         4,159
Advanced Analogic Technologies, Inc. (a)(b)............            737         2,653
Advanced Energy Industries, Inc. (a)(b)................            547         4,119
Amkor Technology, Inc. (a)(b)..........................          1,723         4,618
Anadigics, Inc. (a)....................................          1,018         2,107
Applied Micro Circuits Corp. (a).......................          1,051         5,108
Atheros Communications, Inc. (a)(b)....................          1,119        16,405
Atmel Corp. (a)(b).....................................          8,228        29,868
ATMI, Inc. (a)(b)......................................            607         9,366
Brooks Automation, Inc. (a)............................            967         4,458
Cabot Microelectronics Corp. (a).......................            441        10,597
Cavium Networks, Inc. (a)..............................            694         8,009
Cirrus Logic, Inc. (a).................................            949         3,568
Cohu, Inc. (b).........................................            346         2,491
Cymer, Inc. (a)........................................            563        12,532
Cypress Semiconductor Corp. (a)(b).....................          2,687        18,191
Diodes, Inc. (a)(b)....................................            501         5,316
DSP Group, Inc. (a)....................................            394         1,702
Entegris, Inc. (a).....................................          1,851         1,592
Exar Corp. (a)(b)......................................            622         3,881
Fairchild Semiconductor International, Inc. (a)(b).....          2,353         8,777

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
FEI Co. (a)............................................            699   $    10,786
Formfactor, Inc. (a)(b)................................            906        16,326
Hittite Microwave Corp. (a)(b).........................            360        11,232
Integrated Device Technology, Inc. (a).................          3,180        14,469
International Rectifier Corp. (a)......................          1,348        18,212
IXYS Corp. (b).........................................            405         3,264
Kulicke & Soffa Industries, Inc. (a)(b)................            856         2,243
Lattice Semiconductor Corp. (a)(b).....................          1,798         2,481
Micrel, Inc. ..........................................            837         5,893
Microsemi Corp. (a)....................................          1,502        17,423
MKS Instruments, Inc. (a)..............................            817        11,985
Monolithic Power Systems, Inc. (a)(b)..................            574         8,897
Netlogic Microsystems, Inc. (a)(b).....................            350         9,618
Novellus Systems, Inc. (a)(b)..........................          1,829        30,416
OmniVision Technologies, Inc. (a)(b)...................            837         5,625
PMC-Sierra, Inc. (a)...................................          3,988        25,443
Power Integrations, Inc. (b)...........................            492         8,462
Rambus, Inc. (a)(b)....................................          1,939        18,343
RF Micro Devices, Inc. (a)(b)..........................          3,945         5,247
Rubicon Technology, Inc. (a)(b)........................            224         1,189
Semtech Corp. (a)(b)...................................          1,057        14,111
Sigma Designs, Inc. (a)(b).............................            430         5,349
Silicon Image, Inc. (a)(b).............................          1,185         2,844
Silicon Laboratories, Inc. (a)(b)......................            831        21,938
Silicon Storage Technology, Inc. (a)(b)................          1,532         2,528
Skyworks Solutions, Inc. (a)...........................          3,033        24,446
Standard Microsystems Corp. (a)(b).....................            377         7,012
Supertex, Inc. (a)(b)..................................            221         5,105
Teradyne, Inc. (a).....................................          3,148        13,788
Tessera Technologies, Inc. (a).........................            823        11,004
Trident Microsystems, Inc. (a)(b)......................            963         1,406
TriQuint Semiconductor, Inc. (a).......................          2,326         5,745
Ultratech, Inc. (a)(b).................................            298         3,722
Veeco Instruments, Inc. (a)............................            489         3,262
Volterra Semiconductor Corp. (a)(b)....................            506         4,271
Zoran Corp. (a)(b).....................................            841         7,401
                                                                         -----------
                                                                             521,003
                                                                         -----------
SOFTWARE -- 3.9%
ACI Worldwide, Inc. (a)(b).............................            644        12,075
Advent Software, Inc. (a)(b)...........................            343        11,425
ArcSight, Inc. (a).....................................            335         4,278
Ariba, Inc. (a)(b).....................................          1,602        13,985
Blackbaud, Inc. (b)....................................            723         8,394
Blackboard, Inc. (a)(b)................................            528        16,759
Cadence Design Systems, Inc. (a)(b)....................          4,762        20,000
Commvault Systems, Inc. (a)(b).........................            741         8,129
Compuware Corp. (a)....................................          4,529        29,846
Concur Technologies, Inc. (a)(b).......................            895        17,175
Deltek, Inc. (a).......................................            177           766
DemandTec, Inc. (a)....................................            365         3,194
Ebix, Inc. (a).........................................            161         4,001
Epicor Software Corp. (a)(b)...........................            884         3,368
EPIQ Systems, Inc. (a)(b)..............................            588        10,602
Fair Isaac Corp. ......................................            908        12,776
FalconStor Software, Inc. (a)..........................            628         1,501
i2 Technologies, Inc. (a)(b)...........................            286         2,259
Informatica Corp. (a)(b)...............................          1,632        21,640
Jack Henry & Associates, Inc. (b)......................          1,568        25,590
JDA Software Group, Inc. (a)...........................            611         7,057
Kenexa Corp. (a)(b)....................................            321         1,730
Lawson Software, Inc. (a)..............................          2,149         9,133
Macrovision Solutions Corp. (a)(b).....................          1,514        26,934
Manhattan Associates, Inc. (a).........................            401         6,945
Mentor Graphics Corp. (a)(b)...........................          1,766         7,841
MICROS Systems, Inc. (a)(b)............................          1,480        27,750
MicroStrategy, Inc. (a)(b).............................            155         5,299
Monotype Imaging Holdings, Inc. (a)....................            371         1,388
MSC Software Corp. (a)(b)..............................            727         4,100
Netscout Systems, Inc. (a).............................            422         3,022
NetSuite, Inc. (a)(b)..................................            298         3,355
Novell, Inc. (a).......................................          6,338        27,000
OPNET Technologies, Inc. (a)...........................            287         2,488
Parametric Technology Corp. (a)........................          2,142        21,377
Pegasystems, Inc. .....................................            252         4,680
Progress Software Corp. (a)............................            682        11,840
Quality Systems, Inc. (b)..............................            335        15,159
Quest Software, Inc. (a)...............................          1,220        15,470
Radiant Systems, Inc. (a)..............................            451         1,989
Renaissance Learning, Inc. ............................            118         1,058
Solera Holdings, Inc. (a)(b)...........................          1,270        31,471
SPSS, Inc. (a).........................................            344         9,780
SuccessFactors, Inc. (a)(b)............................            416         3,174
Symyx Technologies, Inc. (a)...........................            563         2,505
Synchronoss Technologies, Inc. (a)(b)..................            303         3,715
Take-Two Interactive Software, Inc. (b)................          1,442        12,041
Taleo Corp. (Class A) (a)(b)...........................            556         6,572
TeleCommunication Systems, Inc. (Class A) (a)..........            677         6,208
THQ, Inc. (a)(b).......................................          1,096         3,332
TIBCO Software, Inc. (a)...............................          3,234        18,984
TiVo, Inc. (a)(b)......................................          1,906        13,418
Tyler Technologies, Inc. (a)(b)........................            620         9,071
Ultimate Software Group, Inc. (a)(b)...................            401         6,921
Vasco Data Security International (a)..................            486         2,804
Wind River Systems, Inc. (a)(b)........................          1,210         7,744
                                                                         -----------
                                                                             571,118
                                                                         -----------
SPECIALTY RETAIL -- 3.5%
Aaron's Inc. (b).......................................            885        23,594
Aeropostale, Inc. (a)(b)...............................          1,226        32,563
AnnTaylor Stores Corp. (a)(b)..........................            972         5,054
Asbury Automotive Group, Inc. .........................            513         2,211
AutoNation, Inc. (a)(b)................................          2,038        28,287
Barnes & Noble, Inc. (b)...............................            700        14,966
Bebe Stores, Inc. (b)..................................            482         3,215
Big 5 Sporting Goods Corp. (b).........................            307         1,802
Blockbuster, Inc. (Class A) (a)(b).....................          2,995         2,156
Brown Shoe Co., Inc. (b)...............................            685         2,569
Cabela's, Inc. (a)(b)..................................            664         6,049
Charlotte Russe Holding, Inc. (a)......................            338         2,755
Charming Shoppes, Inc. (a)(b)..........................          1,578         2,209
Chico's FAS, Inc. (a)(b)...............................          3,260        17,506
Christopher & Banks Corp. (b)..........................            555         2,270
Coldwater Creek, Inc. (a)(b)...........................            955         2,397
Collective Brands, Inc. (a)(b).........................          1,203        11,717
Conn's, Inc. (a)(b)....................................            181         2,541
Dick's Sporting Goods, Inc. (a)(b).....................          1,554        22,176
DSW, Inc. (Class A) (a)(b).............................            229         2,127
Foot Locker, Inc. .....................................          2,845        29,816
Genesco, Inc. (a)(b)...................................            313         5,894
Group 1 Automotive, Inc. (b)...........................            381         5,323
Gymboree Corp. (a)(b)..................................            491        10,483
hhgregg, Inc. (a)(b)...................................            254         3,594

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Hibbett Sports, Inc. (a)(b)............................            538   $    10,340
Hot Topic, Inc. (a)(b).................................            749         8,381
J. Crew Group, Inc. (a)(b).............................            980        12,916
Jo-Ann Stores, Inc. (a)(b).............................            492         8,039
Jos. A. Bank Clothiers, Inc. (a)(b)....................            344         9,567
Lumber Liquidators, Inc. (a)(b)........................            220         2,805
Mens Wearhouse, Inc. (b)...............................            873        13,217
Monro Muffler Brake, Inc. .............................            367        10,030
New York & Co., Inc. (a)(b)............................            425         1,509
Office Depot, Inc. (a)(b)..............................          4,454         5,835
OfficeMax, Inc. (b)....................................          1,231         3,841
Pacific Sunwear of California, Inc. (a)(b).............          1,140         1,892
Penske Automotive Group, Inc. (b)......................            687         6,410
RadioShack Corp. (b)...................................          2,310        19,797
Rent-A-Center, Inc. (a)(b).............................          1,232        23,864
Sally Beauty Holdings, Inc. (a)(b).....................          1,392         7,907
Signet Jewelers, Ltd. .................................          1,583        18,125
Stage Stores, Inc. ....................................            637         6,421
Systemax, Inc. (a)(b)..................................            210         2,713
Talbots, Inc. (b)......................................            364         1,278
The Buckle, Inc. (b)...................................            442        14,113
The Cato Corp. (Class A) (b)...........................            525         9,597
The Children's Place Retail Stores, Inc. (a)(b)........            405         8,865
The Dress Barn, Inc. (a)(b)............................            840        10,324
The Finish Line, Inc. (Class A) (b)....................            725         4,799
The Pep Boys -- Manny, Moe & Jack (b)..................            743         3,277
The Wet Seal, Inc. (Class A) (a).......................          1,714         5,759
Tractor Supply Co. (a)(b)..............................            579        20,879
Tween Brands, Inc. (a)(b)..............................            393           841
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)..........            450         2,979
Williams-Sonoma, Inc. (b)..............................          1,761        17,751
Zumiez, Inc. (a)(b)....................................            327         3,172
                                                                         -----------
                                                                             520,517
                                                                         -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
American Apparel, Inc. (a)(b)..........................            549         1,603
Carter's, Inc. (a).....................................          1,045        19,656
Columbia Sportswear Co. (b)............................            244         7,300
CROCS, Inc. (a)(b).....................................          1,347         1,603
Deckers Outdoor Corp. (a)(b)...........................            243        12,889
FGX International Holdings, Ltd. (a)...................            295         3,428
Fossil, Inc. (a)(b)....................................            880        13,816
Hanesbrands, Inc. (a)(b)...............................          1,741        16,661
Iconix Brand Group, Inc. (a)(b)........................          1,094         9,682
Jones Apparel Group, Inc. (b)..........................          1,384         5,840
K-Swiss, Inc. (Class A) (b)............................            420         3,587
Kenneth Cole Productions, Inc. (Class A) (b)...........            135           863
Liz Claiborne, Inc. ...................................          1,534         3,789
Maidenform Brands, Inc. (a)(b).........................            294         2,693
Movado Group, Inc. (b).................................            299         2,254
Oxford Industries, Inc. (b)............................            227         1,401
Phillips-Van Heusen Corp. .............................            951        21,569
Quiksilver, Inc. (a)(b)................................          2,052         2,627
Skechers USA, Inc. (a)(b)..............................            537         3,582
Steven Madden, Ltd. (a)................................            260         4,883
The Timberland Co. (Class A) (a)(b)....................            811         9,683
The Warnaco Group, Inc. (a)............................            863        20,712
True Religion Apparel, Inc. (a)(b).....................            263         3,106
Under Armour, Inc. (Class A) (a)(b)....................            639        10,499
UniFirst Corp. ........................................            231         6,431
Volcom, Inc. (a)(b)....................................            240         2,328
Weyco Group, Inc. .....................................            195         5,054
Wolverine World Wide, Inc. (b).........................            914        14,240
                                                                         -----------
                                                                             211,779
                                                                         -----------
THRIFTS & MORTGAGE FINANCE -- 1.6%
Astoria Financial Corp. ...............................          1,625        14,934
Bank Mutual Corp. .....................................            797         7,221
BankFinancial Corp. ...................................            408         4,068
Beneficial Mutual Bancorp, Inc. (a)(b).................            609         5,999
Berkshire Hills Bancorp, Inc. .........................            235         5,386
Brookline Bancorp, Inc. (b)............................          1,117        10,611
Clifton Savings Bancorp, Inc. (b)......................            184         1,840
Danvers Bancorp, Inc. .................................            354         4,889
Dime Community Bancshares (b)..........................            539         5,056
Doral Financial Corp. (a)(b)...........................             78           140
ESSA Bancorp, Inc. ....................................            278         3,700
Fannie Mae (b).........................................         19,898        13,929
First Financial Holdings, Inc. (b).....................            210         1,606
First Financial Northwest, Inc. .......................            404         3,369
First Niagara Financial Group, Inc. (b)................          2,183        23,795
Flushing Financial Corp. (b)...........................            330         1,987
Freddie Mac (b)........................................         12,102         9,198
Guaranty Financial Group, Inc. (a)(b)..................          1,279         1,343
Kearny Financial Corp. ................................            363         3,804
Meridian Interstate Bancorp, Inc. (a)..................            241         2,029
MGIC Investment Corp. (b)..............................          2,020         2,868
NewAlliance Bancshares, Inc. (b).......................          1,842        21,625
Northwest Bancorp, Inc. (b)............................            321         5,425
Ocwen Financial Corp. (a)..............................            655         7,487
Oritani Financial Corp. (a)(b).........................            157         2,198
Provident Financial Services, Inc. (b).................          1,055        11,405
Provident New York Bancorp.............................            610         5,215
Radian Group, Inc. (b).................................          1,409         2,564
Rockville Financial, Inc. .............................            195         1,774
Roma Financial Corp. (b)...............................            130         1,683
The PMI Group, Inc. (b)................................          1,266           785
TrustCo Bank Corp. NY (b)..............................          1,467         8,831
United Financial Bancorp, Inc. ........................            168         2,199
ViewPoint Financial Group..............................            186         2,238
Washington Federal, Inc. (b)...........................          1,624        21,583
Waterstone Financial, Inc. (a)(b)......................            148           302
Westfield Financial, Inc. .............................            587         5,166
WSFS Financial Corp. (b)...............................            100         2,236
                                                                         -----------
                                                                             230,488
                                                                         -----------
TOBACCO -- 0.2%
Alliance One International, Inc. (a)...................          1,468         5,637
Star Scientific, Inc. (a)..............................          1,361         5,825
Universal Corp. (b)....................................            473        14,152
Vector Group, Ltd. (b).................................            655         8,509
                                                                         -----------
                                                                              34,123
                                                                         -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Aceto Corp. ...........................................            509         3,034
Aircastle, Ltd. (b)....................................            729         3,390
Applied Industrial Technologies, Inc. (b)..............            726        12,248
Beacon Roofing Supply, Inc. (a)(b).....................            845        11,315
GATX Corp. (b).........................................            797        16,123
H&E Equipment Services, Inc. (a)(b)....................            616         4,035
Interline Brands, Inc. (a).............................            522         4,400

SPDR DOW JONES SMALL CAP ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                         ---------   -----------
Kaman Corp. ...........................................            407   $     5,104
Lawson Products, Inc. (b)..............................             68           828
RSC Holdings, Inc. (a)(b)..............................            802         4,218
Rush Enterprises, Inc. (Class A) (a)...................            532         4,745
TAL International Group, Inc. (b)......................            178         1,303
Textainer Group Holdings, Ltd. (b).....................            297         2,005
Titan Machinery, Inc. (a)..............................            293         2,634
United Rentals, Inc. (a)(b)............................            830         3,494
Watsco, Inc. (b).......................................            463        15,756
WESCO International, Inc. (a)(b).......................            787        14,260
                                                                         -----------
                                                                             108,892
                                                                         -----------
TRANSPORTATION INFRASTRUCTURE -- 0.0% (d)
Macquarie Infrastructure Co. LLC (b)...................            736         1,016
                                                                         -----------
WATER UTILITIES -- 0.3%
American States Water Co. (b)..........................            293        10,642
California Water Service Group.........................            359        15,028
Connecticut Water Service, Inc. (b)....................            171         3,468
Middlesex Water Co. ...................................            255         3,672
SJW Corp. .............................................            208         5,289
                                                                         -----------
                                                                              38,099
                                                                         -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Centennial Cellular Corp. (Class A) (a)................          1,269        10,482
ICO Global Communications Holdings, Ltd. (a)(b)........          1,802           631
iPCS, Inc. (a).........................................            253         2,456
Syniverse Holdings, Inc. (a)(b)........................          1,263        19,905
USA Mobility, Inc. (b).................................            368         3,389
                                                                         -----------
                                                                              36,863
                                                                         -----------
TOTAL COMMON STOCKS --
  (Cost $23,632,524)...................................                   14,722,641
                                                                         -----------
WARRANTS -- 0.0% (d)
COMMUNICATIONS EQUIPMENT -- 0.0% (d)
Pegasus Wireless Corp.
  (expiring 12/18/09) (a)(c)
  (Cost $0)............................................             97             0
                                                                         -----------
RIGHTS -- 0.0% (d)
INSURANCE -- 0.0% (d)
United America Industry, Ltd.
  (expiring 4/6/09) (a)
  (Cost $0)............................................            284           133
                                                                         -----------
SHORT TERM INVESTMENTS -- 29.5%
MONEY MARKET FUNDS -- 29.5%
State Street Navigator Securities
  Lending Prime Portfolio (e)(f).......................      4,238,413     4,238,413
STIC Prime Portfolio...................................        108,986       108,986
                                                                         -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $4,347,399)....................................                    4,347,399
                                                                         -----------
TOTAL INVESTMENTS -- 129.2% (Cost $27,979,923).........                   19,070,173
OTHER ASSETS AND
  LIABILITIES -- (29.2)%...............................                   (4,307,358)
                                                                         -----------
NET ASSETS -- 100.0%...................................                  $14,762,815
                                                                         ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Amount represents less than 0.05% of net assets.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.

    SPDR DOW JONES SMALL CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP GROWTH ETF)
    SCHEDULE OF INVESTMENTS
    MARCH 31, 2009 (UNAUDITED)

    ----------------------------------------------------------------------------



SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
COMMON STOCKS -- 99.4%
AEROSPACE & DEFENSE -- 2.2%
AAR Corp. (a)(b)..........................................           5,911   $     74,124
Aerovironment, Inc. (a)...................................           2,101         43,911
American Science & Engineering, Inc. .....................           1,516         84,593
Argon ST, Inc. (a)(b).....................................           2,031         38,528
Axsys Technologies, Inc. (a)(b)...........................           1,360         57,174
BE Aerospace, Inc. (a)(b).................................          16,588        143,818
Ceradyne, Inc. (a)(b).....................................           4,472         81,077
DynCorp International, Inc. (a)(b)........................           3,868         51,560
HEICO Corp. (Class A).....................................           3,400         70,142
Hexcel Corp. (a)..........................................          14,483         95,153
Ladish Co., Inc. (a)(b)...................................           2,236         16,233
Moog, Inc. (Class A) (a)..................................           6,409        146,574
Orbital Sciences Corp. (a)(b).............................           9,740        115,809
Stanley, Inc. (a).........................................           2,622         66,573
Taser International, Inc. (a)(b)..........................           8,869         41,507
Teledyne Technologies, Inc. (a)(b)........................           5,559        148,314
TransDigm Group, Inc. (a)(b)..............................           6,082        199,733
                                                                             ------------
                                                                                1,474,823
                                                                             ------------
AIR FREIGHT & LOGISTICS -- 0.6%
Atlas Air Worldwide Holdings, Inc. (a)(b).................           1,985         34,440
Forward Air Corp. (b).....................................           4,364         70,828
HUB Group, Inc. (Class A) (a).............................           6,284        106,828
UTI Worldwide, Inc. (b)...................................          14,992        179,154
                                                                             ------------
                                                                                  391,250
                                                                             ------------
AIRLINES -- 0.8%
AirTran Holdings, Inc. (a)(b).............................          20,315         92,433
Allegiant Travel Co. (a)(b)...............................           2,291        104,149
Hawaiian Holdings, Inc. (a)(b)............................           7,457         27,815
JetBlue Airways Corp. (a)(b)..............................          30,742        112,208
Republic Airways Holdings, Inc. (a)(b)....................           5,094         33,009
SkyWest, Inc. ............................................           9,564        118,976
US Airways Group, Inc. (a)(b).............................          15,649         39,592
                                                                             ------------
                                                                                  528,182
                                                                             ------------
AUTO COMPONENTS -- 0.5%
Drew Industries, Inc. (a)(b)..............................           2,918         25,328
Exide Technologies (a)(b).................................           7,483         22,449
Fuel Systems Solutions, Inc. (a)(b).......................           1,738         23,428
Gentex Corp. (b)..........................................          23,073        229,807
Raser Technologies, Inc. (a)(b)...........................           6,500         27,235
                                                                             ------------
                                                                                  328,247
                                                                             ------------
AUTOMOBILES -- 0.1%
Thor Industries, Inc. (b).................................           6,431        100,452
                                                                             ------------
BEVERAGES -- 0.0% (c)
Boston Beer Co., Inc. (a)(b)..............................           1,427         29,767
                                                                             ------------
BIOTECHNOLOGY -- 5.4%
Acorda Therapeutics, Inc. (a)(b)..........................           6,312        125,041
Affymax, Inc. (a)(b)......................................           1,028         16,561
Alkermes, Inc. (a)(b).....................................          15,749        191,035
Allos Therapeutics, Inc. (a)(b)...........................           9,940         61,429
Alnylam Pharmaceuticals, Inc. (a)(b)......................           5,515        105,006
Amicus Therapeutics, Inc. (a).............................           1,600         14,608
Arena Pharmaceuticals, Inc. (a)(b)........................          10,945         32,944
Ariad Pharmaceuticals, Inc. (a)(b)........................          16,530         19,671
Array BioPharma, Inc. (a)(b)..............................           8,800         23,232
Celera Corp. (a)(b).......................................          13,550        103,386
Cepheid, Inc. (a)(b)......................................           9,861         68,041
Cubist Pharmaceuticals, Inc. (a)..........................           9,573        156,614
CV Therapeutics, Inc. (a)(b)..............................           9,388        186,633
Emergent Biosolutions, Inc. (a)(b)........................           2,500         33,775
Enzon Pharmaceuticals, Inc. (a)(b)........................           5,709         34,654
Facet Biotech Corp. (a)(b)................................           3,592         34,124
Genomic Health, Inc. (a)..................................           2,422         59,048
Geron Corp. (a)(b)........................................          14,846         66,362
GTx, Inc. (a)(b)..........................................           2,662         28,164
Halozyme Therapeutics, Inc. (a)(b)........................           9,967         54,420
Human Genome Sciences, Inc. (a)(b)........................          19,865         16,488
Idenix Pharmaceuticals, Inc. (a)(b).......................           3,085          9,502
Immunogen, Inc. (a)(b)....................................           8,800         62,480
Incyte Corp. (a)(b).......................................          15,588         36,476
InterMune, Inc. (a)(b)....................................           5,718         94,004
Isis Pharmaceuticals, Inc. (a)(b).........................          14,924        224,009
Lexicon Genetics, Inc. (a)(b).............................          13,607         14,832
Ligand Pharmaceuticals, Inc. (Class B) (a)(b).............          18,205         54,251
MannKind Corp. (a)(b).....................................           8,100         28,188
Martek Biosciences Corp. (b)..............................           5,542        101,141
Maxygen, Inc. (a)(b)......................................           4,388         29,838
Medarex, Inc. (a)(b)......................................          19,783        101,487
Metabolix, Inc. (a)(b)....................................           3,500         23,870
Micromet, Inc. (a)........................................           8,900         28,124
Momenta Pharmaceuticals, Inc. (a)(b)......................           4,736         52,143
Neurocrine Biosciences, Inc. (a)(b).......................           6,616         23,487
NPS Pharmaceuticals, Inc. (a).............................           8,400         35,280
Onyx Pharmaceuticals, Inc. (a)(b).........................           9,143        261,033
Opko Health, Inc. (a)(b)..................................          16,097         15,775
Orexigen Therapeutics, Inc. (a)(b)........................           4,800         12,528
Osiris Therapeutics, Inc. (a)(b)..........................           2,720         37,536
PDL BioPharma, Inc. (b)...................................          19,972        141,402
Pharmasset, Inc. (a)(b)...................................           3,871         37,975
Progenics Pharmaceuticals, Inc. (a)(b)....................           4,123         27,171
Regeneron Pharmaceuticals, Inc. (a)(b)....................          10,300        142,758
Rigel Pharmaceuticals, Inc. (a)(b)........................           5,452         33,475
Sangamo Biosciences, Inc. (a)(b)..........................           5,608         23,722
Savient Pharmaceuticals, Inc. (a)(b)......................           7,935         39,278
Seattle Genetics, Inc. (a)(b).............................          10,227        100,838
SIGA Technologies, Inc. (a)...............................           5,100         25,857
Synta Pharmaceuticals Corp. (a)(b)........................           4,800         10,272
Theravance, Inc. (a)(b)...................................           8,691        147,747
United Therapeutics Corp. (a)(b)..........................           3,849        254,380
Zymogenetics, Inc. (a)(b).................................           5,948         23,733
                                                                             ------------
                                                                                3,685,828
                                                                             ------------
BUILDING PRODUCTS -- 0.3%
AAON, Inc. ...............................................           2,500         45,300
Quanex Building Products Corp. (b)........................           5,567         42,309
Simpson Manufacturing Co., Inc. (b).......................           6,279        113,148
                                                                             ------------
                                                                                  200,757
                                                                             ------------
CAPITAL MARKETS -- 1.7%
Calamos Asset Management, Inc. (Class A) (b)..............           2,970         14,286
E*TRADE Financial Corp. (a)(b)............................          74,755         95,686
GFI Group, Inc. (b).......................................           9,387         30,132
Greenhill & Co., Inc. (b).................................           1,973        145,706
KBW, Inc. (a)(b)..........................................           5,577        113,492
Knight Capital Group, Inc. (Class A) (a)(b)...............          14,945        220,289
MF Global, Ltd. (a)(b)....................................          14,711         62,228

SPDR DOW JONES SMALL CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
optionsXpress Holdings, Inc. (b)..........................           7,922   $     90,073
Penson Worldwide, Inc. (a)(b).............................           3,123         20,081
Pzena Investment Management, Inc. (Class A)...............             875          1,671
Riskmetrics Group, Inc. (a)(b)............................           4,619         66,006
Stifel Financial Corp. (a)(b).............................           4,300        186,233
thinkorswim Group, Inc. (a)(b)............................           7,192         62,139
TradeStation Group, Inc. (a)(b)...........................           5,045         33,297
Westwood Holdings Group, Inc. ............................           1,100         42,999
                                                                             ------------
                                                                                1,184,318
                                                                             ------------
CHEMICALS -- 1.1%
American Vanguard Corp. ..................................           2,878         37,126
Balchem Corp. (b).........................................           2,723         68,429
Calgon Carbon Corp. (a)(b)................................           9,064        128,437
Huntsman Corp. (b)........................................          27,700         86,701
LSB Industries, Inc. (a)(b)...............................           2,191         21,669
Nalco Holding Co. ........................................          22,664        296,219
PolyOne Corp. (a)(b)......................................          13,066         30,182
Rockwood Holdings, Inc. (a)...............................           6,882         54,643
Zoltek Cos., Inc. (a)(b)..................................           4,215         28,704
                                                                             ------------
                                                                                  752,110
                                                                             ------------
COMMERCIAL BANKS -- 0.9%
Bank of the Ozarks, Inc. (b)..............................           1,896         43,760
CoBiz, Inc. (b)...........................................           3,014         15,824
East West Bancorp, Inc. (b)...............................           9,368         42,812
Nara Bancorp, Inc. (b)....................................           3,486         10,249
Pinnacle Financial Partners, Inc. (a)(b)..................           3,964         93,986
PrivateBancorp, Inc. (b)..................................           4,683         67,716
Signature Bank (a)(b).....................................           5,842        164,920
Texas Capital Bancshares, Inc. (a)(b).....................           4,555         51,289
TowneBank (b).............................................           4,200         68,586
UCBH Holdings, Inc. (b)...................................          16,867         25,469
Western Alliance Bancorp (a)(b)...........................           3,954         18,030
                                                                             ------------
                                                                                  602,641
                                                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
American Ecology Corp. ...................................           2,355         32,829
American Reprographics Co. (a)............................           5,477         19,388
Cenveo, Inc. (a)(b).......................................           7,035         22,864
Clean Harbors, Inc. (a)(b)................................           3,319        159,312
EnergySolutions, Inc. ....................................          11,500         99,475
EnerNOC, Inc. (a)(b)......................................           1,703         24,762
Fuel Tech, Inc. (a)(b)....................................           2,850         29,811
GeoEye, Inc. (a)(b).......................................           3,116         61,541
Healthcare Services Group, Inc. (b).......................           5,863         87,769
Innerworkings, Inc. (a)(b)................................           3,921         16,743
Interface, Inc. (Class A) (b).............................           8,002         23,926
Knoll, Inc. (b)...........................................           7,230         44,320
M&F Worldwide Corp. (a)(b)................................           1,940         22,717
Metalico, Inc. (a)(b).....................................           3,964          6,739
Mobile Mini, Inc. (a)(b)..................................           5,255         60,537
Rollins, Inc. ............................................           8,570        146,975
Schawk, Inc. (b)..........................................           1,943         11,736
Standard Parking Corp. (a)(b).............................           1,349         22,124
Sykes Enterprises, Inc. (a)...............................           5,584         92,862
Team, Inc. (a)(b).........................................           2,740         32,113
Tetra Tech, Inc. (a)......................................           9,865        201,049
The Geo Group, Inc. (a)...................................           8,529        113,009
                                                                             ------------
                                                                                1,332,601
                                                                             ------------
COMMUNICATIONS EQUIPMENT -- 5.5%
Acme Packet, Inc. (a)(b)..................................           4,688         28,456
ADC Telecommunications, Inc. (a)(b).......................          17,704         77,721
Adtran, Inc. (b)..........................................          10,299        166,947
Airvana, Inc. (a)(b)......................................           4,960         29,016
Anaren, Inc. (a)..........................................           2,700         29,538
Arris Group, Inc. (a)(b)..................................          20,413        150,444
Aruba Networks, Inc. (a)(b)...............................           8,966         28,153
Bel Fuse, Inc. (Class B)..................................           2,000         26,880
BigBand Networks, Inc. (a)................................           6,789         44,468
Blue Coat Systems, Inc. (a)...............................           5,706         68,529
Brocade Communications Systems, Inc. (a)(b)...............          64,086        221,097
CIENA Corp. (a)(b)........................................          15,110        117,556
CommScope, Inc. (a)(b)....................................          11,715        133,082
Comtech Telecommunications Corp. (a)......................           4,158        102,994
DG Fastchannel, Inc. (a)..................................           2,900         54,433
Digi International, Inc. (a)..............................           4,500         34,515
Emulex Corp. (a)..........................................          14,000         70,420
Extreme Networks, Inc. (a)(b).............................          16,498         25,077
F5 Networks, Inc. (a)(b)..................................          13,178        276,079
Finisar Corp. (a)(b)......................................          60,414         26,582
Harmonic, Inc. (a)(b).....................................          14,867         96,635
Harris Stratex Networks, Inc. (a)(b)......................           4,067         15,658
Hughes Communications, Inc. (a)(b)........................           1,238         14,893
Infinera Corp. (a)(b).....................................          15,657        115,862
InterDigital, Inc. (a)....................................           7,176        185,284
Ixia (a)(b)...............................................           4,821         24,925
JDS Uniphase Corp. (a)....................................          35,900        116,675
Netgear, Inc. (a)(b)......................................           5,284         63,672
Neutral Tandem, Inc. (a)(b)...............................           3,469         85,372
OpNext, Inc. (a)(b).......................................           9,617         16,445
Palm, Inc. (a)(b).........................................          20,574        177,348
Polycom, Inc. (a)(b)......................................          13,808        212,505
Riverbed Technology, Inc. (a)(b)..........................           9,385        122,756
SeaChange International, Inc. (a).........................           5,200         29,744
ShoreTel, Inc. (a)(b).....................................           2,575         11,098
Sonus Networks, Inc. (a)(b)...............................          35,157         55,196
Starent Networks Corp. (a)(b).............................           5,486         86,734
Sycamore Networks, Inc. (a)(b)............................          32,343         86,356
Tekelec (a)(b)............................................           9,615        127,206
Tellabs, Inc. (a).........................................          60,100        275,258
Utstarcom, Inc. (a)(b)....................................          13,925         10,862
ViaSat, Inc. (a)(b).......................................           5,194        108,139
                                                                             ------------
                                                                                3,750,610
                                                                             ------------
COMPUTERS & PERIPHERALS -- 1.0%
3PAR, Inc. (a)(b).........................................           4,780         31,405
Data Domain, Inc. (a)(b)..................................           6,254         78,613
Hypercom Corp. (a)........................................           6,792          6,520
Intermec, Inc. (a)(b).....................................           7,320         76,128
Isilon Systems, Inc. (a)(b)...............................           3,388          7,454
Novatel Wireless, Inc. (a)(b).............................           4,597         25,835
QLogic Corp. (a)(b).......................................          20,063        223,100
Quantum Corp. (a)(b)......................................          30,886         20,694
Rackable Systems, Inc. (a)(b).............................           4,397         17,852
STEC, Inc. (a)(b).........................................           3,840         28,301
Stratasys, Inc. (a)(b)....................................           2,986         24,694
Synaptics, Inc. (a)(b)....................................           5,624        150,498
                                                                             ------------
                                                                                  691,094
                                                                             ------------

SPDR DOW JONES SMALL CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
CONSTRUCTION & ENGINEERING -- 0.6%
Dycom Industries, Inc. (a)................................           6,049   $     35,024
Furmanite Corp. (a)(b)....................................           5,453         16,959
Great Lakes Dredge & Dock Corp. (b).......................           6,559         19,742
Layne Christensen Co. (a)(b)..............................           3,272         52,581
Mastec, Inc. (a)(b).......................................           8,187         98,981
MYR Group Inc. (a)........................................           3,200         48,800
Orion Marine Group, Inc. (a)..............................           3,800         49,780
Perini Corp. (a)(b).......................................           4,226         51,980
Pike Electric Corp. (a)(b)................................           2,636         24,383
Sterling Construction Co, Inc. (a)........................           2,300         41,032
                                                                             ------------
                                                                                  439,262
                                                                             ------------
CONSTRUCTION MATERIALS -- 0.3%
Eagle Materials, Inc. (b).................................           7,189        174,333
                                                                             ------------
CONSUMER FINANCE -- 0.5%
AmeriCredit Corp. (a)(b)..................................          10,328         60,522
Cash America International, Inc. .........................           4,395         68,826
CompuCredit Corp. (a)(b)..................................           4,306         10,550
Credit Acceptance Corp. (a)(b)............................           1,077         23,145
Ezcorp, Inc. (a)..........................................           7,552         87,376
First Cash Financial Services, Inc. (a)(b)................           3,760         56,099
Nelnet, Inc. (a)(b).......................................           4,152         36,704
                                                                             ------------
                                                                                  343,222
                                                                             ------------
CONTAINERS & PACKAGING -- 0.0% (c)
Graphic Packaging Holding Co. (a)(b)......................          11,757         10,229
                                                                             ------------
DISTRIBUTORS -- 0.5%
LKQ Corp. (a)(b)..........................................          22,988        328,039
                                                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 2.1%
American Public Education, Inc. (a).......................           2,030         85,382
Brink's Home Security Holdings, Inc. (a)..................           7,165        161,929
Capella Education Co. (a)(b)..............................           2,444        129,532
Coinstar, Inc. (a)(b).....................................           4,134        135,430
Corinthian Colleges, Inc. (a)(b)..........................          12,688        246,782
Grand Canyon Education, Inc. (b)..........................           1,740         30,032
Hillenbrand, Inc. (b).....................................          10,287        164,695
K12, Inc. (a)(b)..........................................           3,100         43,090
Lincoln Educational Services Corp. (a)(b).................           1,572         28,799
Matthews International Corp. (Class A) (b)................           5,163        148,746
Pre-Paid Legal Services, Inc. (a)(b)......................           1,184         34,371
Sotheby's (b).............................................          11,352        102,168
Steiner Leisure, Ltd. (a)(b)..............................           2,186         53,360
Universal Technical Institute, Inc. (a)(b)................           3,349         40,188
                                                                             ------------
                                                                                1,404,504
                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Asset Acceptance Capital Corp. (a)(b).....................           2,194         11,650
Interactive Brokers Group, Inc. (Class A) (a).............           6,800        109,684
Life Partners Holdings, Inc. (b)..........................           1,300         22,178
MarketAxess Holdings, Inc. (a)(b).........................           4,127         31,530
MSCI, Inc. (Class A) (a)(b)...............................          11,618        196,460
NewStar Financial, Inc. (a)(b)............................           3,466          8,041
Portfolio Recovery Associates, Inc. (a)(b)................           2,416         64,846
                                                                             ------------
                                                                                  444,389
                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
Alaska Communications Systems Group, Inc. (b).............           7,600         50,920
Cbeyond, Inc. (a)(b)......................................           3,678         69,257
General Communication, Inc. (Class A) (a)(b)..............           5,978         39,933
Global Crossing, Ltd. (a)(b)..............................           3,992         27,944
NTELOS Holdings Corp. ....................................           4,881         88,541
PAETEC Holding Corp. (a)(b)...............................          18,322         26,384
Premiere Global Services, Inc. (a)........................           9,602         84,689
Shenandoah Telecommunications Co. (b).....................           3,980         90,744
tw telecom, inc. (a)(b)...................................          24,425        213,719
                                                                             ------------
                                                                                  692,131
                                                                             ------------
ELECTRICAL EQUIPMENT -- 1.4%
Advanced Battery Technologies, Inc. (a)(b)................           8,292         17,745
American Superconductor Corp. (a)(b)......................           6,747        116,791
AZZ, Inc. (a)(b)..........................................           1,850         48,822
Encore Wire Corp. (b).....................................           3,247         69,583
Energy Conversion Devices, Inc. (a)(b)....................           7,650        101,515
EnerSys (a)(b)............................................           7,023         85,119
Evergreen Solar, Inc. (a)(b)..............................          22,871         48,715
FuelCell Energy, Inc. (a)(b)..............................           9,369         22,486
General Cable Corp. (a)(b)................................           8,810        174,614
GT Solar International, Inc. (a)..........................           4,677         31,055
II-VI, Inc. (a)(b)........................................           4,029         69,218
Orion Energy Systems, Inc. (a)............................           3,243         14,302
Plug Power, Inc. (a)(b)...................................          11,065          9,627
Polypore International, Inc. (a)(b).......................           2,844         11,433
Power-One, Inc. (a)(b)....................................          13,472         11,855
Valence Technology, Inc. (a)(b)...........................           9,182         19,558
Vicor Corp. ..............................................           2,832         13,848
Woodward Governor Co. ....................................           9,652        107,909
                                                                             ------------
                                                                                  974,195
                                                                             ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
Benchmark Electronics, Inc. (a)...........................          10,871        121,755
Brightpoint, Inc. (a)(b)..................................           8,011         34,287
Cogent, Inc. (a)(b).......................................           6,467         76,957
Cognex Corp. .............................................           5,552         74,119
CTS Corp. (b).............................................           4,722         17,046
Daktronics, Inc. (b)......................................           5,724         37,492
DTS Inc. (a)(b)...........................................           2,717         65,371
Echelon Corp. (a)(b)......................................           4,969         40,199
Electro Scientific Industries, Inc. (a)...................           3,843         22,751
FARO Technologies, Inc. (a)...............................           2,242         30,133
ICx Technologies, Inc. (a)(b).............................           2,084          8,440
Insight Enterprises, Inc. (a)(b)..........................           6,872         21,028
IPG Photonics Corp. (a)(b)................................           3,284         27,651
Jabil Circuit, Inc. ......................................          33,000        183,480
L-1 Identity Solutions, Inc. (a)(b).......................          13,696         69,987
MTS Systems Corp. ........................................           2,590         58,923
Multi-Fineline Electronix, Inc. (a)(b)....................           1,592         26,809
National Instruments Corp. (b)............................           9,418        175,646
Newport Corp. (a)(b)......................................           5,328         23,550
OSI Systems, Inc. (a).....................................           2,467         37,647
Plexus Corp. (a)..........................................           6,659         92,027
Rofin-Sinar Technologies, Inc. (a)(b).....................           4,899         78,972
Rogers Corp. (a)(b).......................................           2,732         51,580
Sanmina-SCI Corp. (a).....................................          78,573         23,965
Scansource, Inc. (a)(b)...................................           4,464         82,941

SPDR DOW JONES SMALL CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
Smart Modular Technologies (WWH), Inc. (a)(b).............           4,960   $      6,845
TTM Technologies, Inc. (a)(b).............................           6,358         36,876
Universal Display Corp. (a)(b)............................           4,516         41,412
                                                                             ------------
                                                                                1,567,889
                                                                             ------------
ENERGY EQUIPMENT & SERVICES -- 3.4%
Allis-Chalmers Energy, Inc. (a)(b)........................           4,236          8,175
Atwood Oceanics, Inc. (a)(b)..............................           9,127        151,417
Basic Energy Services, Inc. (a)(b)........................           3,687         23,855
Bronco Drilling Co., Inc. (a)(b)..........................           4,307         22,655
Cal Dive International, Inc. (a)(b).......................           6,167         41,751
CARBO Ceramics, Inc. (b)..................................           3,570        101,531
Complete Production Services, Inc. (a)(b).................           7,389         22,758
Dawson Geophysical Co. (a)(b).............................           1,107         14,944
Dresser-Rand Group, Inc. (a)..............................          13,488        298,085
Dril-Quip, Inc. (a)(b)....................................           5,038        154,667
ENGlobal Corp. (a)(b).....................................           2,752         12,494
Exterran Partners LP......................................           1,570         18,683
Global Industries, Ltd. (a)(b)............................          17,450         67,008
Helix Energy Solutions Group, Inc. (a)(b).................          12,590         64,713
Hercules Offshore, Inc. (a)(b)............................          12,967         20,488
Hornbeck Offshore Services, Inc. (a)......................           3,509         53,477
ION Geophysical Corp. (a)(b)..............................          14,281         22,278
Key Energy Services, Inc. (a).............................          18,059         52,010
Lufkin Industries, Inc. (b)...............................           2,522         95,533
Matrix Service Co. (a)(b).................................           4,607         37,870
NATCO Group, Inc. (a)(b)..................................           3,030         57,358
Newpark Resources, Inc. (a)...............................          12,902         32,642
Oceaneering International, Inc. (a)(b)....................           9,113        335,996
Oil States International, Inc. (a)(b).....................           8,274        111,037
Parker Drilling Co. (a)(b)................................          16,922         31,136
Pioneer Drilling Co. (a)..................................           7,374         24,187
RPC, Inc. (b).............................................           4,685         31,062
Superior Energy Services, Inc. (a)(b).....................          12,800        164,992
Superior Well Services, Inc. (a)(b).......................           2,177         11,168
T-3 Energy Services, Inc. (a)(b)..........................           1,766         20,803
Tesco Corp. (a)(b)........................................           4,668         36,504
Tetra Technologies, Inc. (a)(b)...........................          11,201         36,403
Unit Corp. (a)(b).........................................           7,862        164,473
                                                                             ------------
                                                                                2,342,153
                                                                             ------------
FOOD & STAPLES RETAILING -- 0.6%
Arden Group, Inc. (Class A) (b)...........................             187         21,849
Great Atlantic & Pacific Tea Co. (a)(b)...................           5,311         28,201
Pantry, Inc. (a)(b).......................................           3,326         58,571
Pricesmart, Inc. (b)......................................           2,232         40,198
Rite Aid Corp. (a)(b).....................................          89,277         32,140
Spartan Stores, Inc. (b)..................................           3,294         50,761
Susser Holdings Corp. (a).................................           1,900         25,536
United Natural Foods, Inc. (a)(b).........................           6,596        125,126
                                                                             ------------
                                                                                  382,382
                                                                             ------------
FOOD PRODUCTS -- 0.9%
Calavo Growers, Inc. (b)..................................           2,100         25,242
Darling International, Inc. (a)...........................          12,743         47,277
Diamond Foods, Inc. (b)...................................           2,800         78,204
Green Mountain Coffee Roasters, Inc. (a)(b)...............           3,142        150,816
J&J Snack Foods Corp. ....................................           2,090         72,293
Smart Balance, Inc. (a)(b)................................          10,800         65,232
TreeHouse Foods, Inc. (a)(b)..............................           5,200        149,708
                                                                             ------------
                                                                                  588,772
                                                                             ------------
GAS UTILITIES -- 0.1%
Spectra Energy Partners LP (b)............................           2,682         58,575
                                                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.2%
Abaxis, Inc. (a)(b).......................................           3,682         63,478
ABIOMED, Inc. (a)(b)......................................           5,074         24,863
Accuray, Inc. (a)(b)......................................           6,637         33,384
Align Technology, Inc. (a)(b).............................          10,130         80,331
American Medical Systems Holdings, Inc. (a)(b)............          12,074        134,625
AngioDynamics, Inc. (a)(b)................................           4,000         44,960
Cantel Medical Corp. (a)..................................           2,300         29,601
Conceptus, Inc. (a)(b)....................................           3,317         38,975
CryoLife, Inc. (a)........................................           3,839         19,886
Cyberonics, Inc. (a)(b)...................................           3,639         48,289
ev3, Inc. (a)(b)..........................................           9,972         70,801
Greatbatch, Inc. (a)(b)...................................           3,917         75,794
Haemonetics Corp. (a).....................................           4,161        229,188
I-Flow Corp. (a)..........................................           3,775         13,779
ICU Medical, Inc. (a)(b)..................................           2,286         73,426
Insulet Corp. (a)(b)......................................           3,147         12,903
Integra LifeSciences Holdings Corp. (a)...................           3,495         86,431
IRIS International, Inc. (a)..............................           3,300         38,049
Kensey Nash Corp. (a).....................................           1,302         27,693
MAKO Surgical Corp. (a)...................................           3,300         25,377
Masimo Corp. (a)(b).......................................           7,908        229,174
Meridian Bioscience, Inc. (b).............................           6,765        122,582
Merit Medical Systems, Inc. (a)(b)........................           4,176         50,989
Natus Medical, Inc. (a)(b)................................           4,087         34,780
Neogen Corp. (a)..........................................           2,600         56,758
NuVasive, Inc. (a)(b).....................................           5,953        186,805
OraSure Technologies, Inc. (a)(b).........................           6,317         15,982
Orthovita, Inc. (a).......................................          13,500         36,180
Palomar Medical Technologies, Inc. (a)(b).................           2,581         18,738
Quidel Corp. (a)(b).......................................           4,240         39,093
RTI Biologics, Inc. (a)...................................           7,283         20,756
Sirona Dental Systems, Inc. (a)(b)........................           2,662         38,120
SonoSite, Inc. (a)........................................           2,526         45,165
SurModics, Inc. (a)(b)....................................           2,343         42,760
Symmetry Medical, Inc. (a)................................           4,841         30,547
Synovis Life Technologies, Inc. (a).......................           2,100         29,064
Thoratec Corp. (a)(b).....................................           8,393        215,616
TomoTherapy, Inc. (a)(b)..................................           6,677         17,694
Trans1, Inc. (a)(b).......................................           1,488          9,062
Vnus Medical Technologies (a).............................           2,300         48,921
Volcano Corp. (a)(b)......................................           6,865         99,886
West Pharmaceutical Services, Inc. (b)....................           5,362        175,927
Wright Medical Group, Inc. (a)(b).........................           6,443         83,952
Zoll Medical Corp. (a)(b).................................           3,646         52,357
                                                                             ------------
                                                                                2,872,741
                                                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.6%
Air Methods Corp. (a)(b)..................................           1,599         27,039
Alliance Imaging, Inc. (a)(b).............................           4,285         29,138
Almost Family, Inc. (a)(b)................................           1,400         26,726
Amedisys, Inc. (a)(b).....................................           4,436        121,946
AMERIGROUP Corp. (a)(b)...................................           8,764        241,361
AMN Healthcare Services, Inc. (a).........................           4,802         24,490

SPDR DOW JONES SMALL CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
AmSurg Corp. (a)(b).......................................           5,346   $     84,734
Assisted Living Concepts, Inc. (Class A) (a)..............           1,579         21,411
athenahealth, Inc. (a)(b).................................           3,352         80,817
Bio-Reference Laboratories, Inc. (a)......................           2,100         43,911
CardioNet, Inc. (a)(b)....................................           3,894        109,266
Centene Corp. (a)(b)......................................           7,168        129,167
Chemed Corp. (b)..........................................           3,754        146,031
Corvel Corp. (a)(b).......................................           1,228         24,830
Emeritus Corp. (a)(b).....................................           2,933         19,240
Genoptix, Inc. (a)........................................           1,475         40,238
Gentiva Health Services, Inc. (a)(b)......................           4,310         65,512
Health Management Associates, Inc. (Class A) (a)(b).......          41,348        106,678
HealthExtras, Inc. (a)(b).................................           5,789        114,738
Healthspring, Inc. (a)(b).................................           9,035         75,623
Healthways, Inc. (a)(b)...................................           4,981         43,683
HMS Holdings Corp. (a)(b).................................           4,216        138,706
inVentiv Health, Inc. (a)(b)..............................           4,840         39,494
IPC The Hospitalist Co. (a)(b)............................           1,707         32,484
LHC Group, Inc. (a)(b)....................................           2,220         49,462
Molina Healthcare, Inc. (a)(b)............................           1,974         37,546
MWI Veterinary Supply, Inc. (a)(b)........................           1,637         46,622
Nighthawk Radiology Holdings, Inc. (a)(b).................           3,168          8,554
Odyssey Healthcare, Inc. (a)(b)...........................           4,896         47,491
Pediatrix Medical Group, Inc. (a).........................           7,591        223,707
PharMerica Corp. (a)(b)...................................           5,210         86,694
PSS World Medical, Inc. (a)(b)............................          10,123        145,265
Psychiatric Solutions, Inc. (a)(b)........................           8,686        136,631
Sun Healthcare Group, Inc. (a)............................           7,449         62,870
The Ensign Group, Inc. (b)................................           1,700         26,282
Triple-S Management Corp. (Class B) (a)...................           2,589         31,896
Universal American Financial Corp. (a)(b).................           5,877         49,778
VCA Antech, Inc. (a)(b)...................................          13,964        314,888
Virtual Radiologic Corp. (a)(b)...........................           1,068          7,465
WellCare Health Plans, Inc. (a)...........................           6,333         71,246
                                                                             ------------
                                                                                3,133,660
                                                                             ------------
HEALTH CARE TECHNOLOGY -- 0.9%
Allscripts-Misys Healthcare Solutions, Inc. (b)...........          10,073        103,651
Computer Programs and Systems, Inc. (b)...................           1,800         59,886
Eclipsys Corp. (a)(b).....................................           9,170         92,984
HLTH Corp. (a)(b).........................................          14,975        154,991
MedAssets, Inc. (a)(b)....................................           4,507         64,225
Omnicell, Inc. (a)........................................           4,553         35,604
Phase Forward, Inc. (a)(b)................................           7,205         92,152
                                                                             ------------
                                                                                  603,493
                                                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 3.7%
Ambassadors Group, Inc. (b)...............................           2,888         23,451
Bally Technologies, Inc. (a)(b)...........................           9,039        166,498
BJ's Restaurants, Inc. (a)(b).............................           2,920         40,617
Buffalo Wild Wings, Inc. (a)(b)...........................           2,591         94,779
California Pizza Kitchen, Inc. (a)(b).....................           3,776         49,390
CEC Entertainment, Inc. (a)...............................           3,831         99,146
Chipotle Mexican Grill, Inc. (a)(b).......................           5,264        349,424
Choice Hotels International, Inc. (b).....................           5,599        144,566
CKE Restaurants, Inc. (b).................................           7,692         64,613
Denny's Corp. (a)(b)......................................          17,400         29,058
Interval Leisure Group, Inc. (a)..........................           5,927         31,413
Life Time Fitness, Inc. (a)(b)............................           5,285         66,380
Morgans Hotel Group Co. (a)(b)............................           4,430         13,777
Orient-Express Hotels, Ltd. (Class A) (b).................           6,007         24,629
P F Chang's China Bistro, Inc. (a)(b).....................           3,456         79,073
Panera Bread Co. (Class A) (a)(b).........................           5,031        281,233
Papa John's International, Inc. (a)(b)....................           3,724         85,168
Peet's Coffee & Tea, Inc. (a).............................           2,113         45,683
Red Robin Gourmet Burgers, Inc. (a)(b)....................           2,050         36,142
Scientific Games Corp. (Class A) (a)......................          11,489        139,132
Shuffle Master, Inc. (a)(b)...............................           7,614         21,852
Sonic Corp. (a)(b)........................................          10,305        103,256
Texas Roadhouse, Inc. (Class A) (a)(b)....................           8,788         83,750
The Cheesecake Factory, Inc. (a)(b).......................           9,472        108,454
The Steak n Shake Co. (a)(b)..............................           4,251         32,180
WMS Industries, Inc. (a)(b)...............................           7,374        154,190
Wyndham Worldwide Corp. ..................................          29,900        125,580
                                                                             ------------
                                                                                2,493,434
                                                                             ------------
HOUSEHOLD DURABLES -- 0.4%
iRobot Corp. (a)(b).......................................           2,789         21,196
Jarden Corp. (a)(b).......................................          11,571        146,605
Tempur-Pedic International, Inc. .........................          12,007         87,651
                                                                             ------------
                                                                                  255,452
                                                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. (b)..............................           2,753         75,597
                                                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Raven Industries, Inc. (b)................................           2,738         56,896
Seaboard Corp. (b)........................................              54         54,540
                                                                             ------------
                                                                                  111,436
                                                                             ------------
INSURANCE -- 1.1%
Amerisafe, Inc. (a).......................................           3,300         50,556
Amtrust Financial Services, Inc. (b)......................           7,100         67,805
Citizens, Inc. (a)........................................           5,200         37,804
Crawford & Co. (a)(b).....................................           3,719         24,991
Donegal Group, Inc. (b)...................................           1,975         30,356
eHealth, Inc. (a).........................................           3,797         60,790
First Mercury Financial Corp. (a).........................           2,800         40,432
Greenlight Capital Re, Ltd. (Class A) (a)(b)..............           5,100         81,447
Hilltop Holdings, Inc. (a)................................           8,100         92,340
Meadowbrook Insurance Group, Inc. ........................          10,100         61,610
Seabright Insurance Holdings (a)..........................           3,800         39,748
Tower Group, Inc. ........................................           5,987        147,460
United America Indemnity, Ltd. (Class A) (a)..............           3,500         14,070
                                                                             ------------
                                                                                  749,409
                                                                             ------------
INTERNET & CATALOG RETAIL -- 0.5%
1-800-FLOWERS.COM, Inc. (Class A) (a)(b)..................           3,152          6,525
Blue Nile, Inc. (a)(b)....................................           2,210         66,631
Gaiam, Inc. (Class A) (a)(b)..............................           2,113          6,931
HSN, Inc. (a)(b)..........................................           5,927         30,465
NutriSystem, Inc. (b).....................................           4,155         59,292
Orbitz Worldwide, Inc. (a)(b).............................           5,367          6,923

SPDR DOW JONES SMALL CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
Overstock.com, Inc. (a)...................................           2,268   $     20,752
PetMed Express, Inc. (a)..................................           4,100         67,568
Shutterfly, Inc. (a)(b)...................................           3,370         31,577
Stamps.com, Inc. (a)......................................           2,514         24,386
Ticketmaster (a)..........................................           5,941         21,922
                                                                             ------------
                                                                                  342,972
                                                                             ------------
INTERNET SOFTWARE & SERVICES -- 3.3%
Art Technology Group, Inc. (a)(b).........................          19,305         49,228
Bankrate, Inc. (a)(b).....................................           2,196         54,790
comScore, Inc. (a)(b).....................................           2,524         30,515
Constant Contact, Inc. (a)(b).............................           1,936         27,085
DealerTrack Holdings, Inc. (a)............................           6,300         82,530
Dice Holdings, Inc. (a)(b)................................           3,470          9,647
Digital River, Inc. (a)(b)................................           6,154        183,512
DivX, Inc. (a)(b).........................................           4,047         20,356
EarthLink, Inc. (a)(b)....................................          18,111        118,989
Equinix, Inc. (a)(b)......................................           5,315        298,437
GSI Commerce, Inc. (a)(b).................................           3,174         41,579
Infospace, Inc. (a)(b)....................................           5,280         27,456
Internap Network Services Corp. (a)(b)....................           7,058         18,986
Internet Brands, Inc. (a)(b)..............................           4,800         28,176
j2 Global Communications, Inc. (a)........................           7,267        159,075
Limelight Networks, Inc. (a)(b)...........................           7,056         23,638
LoopNet, Inc. (a)(b)......................................           5,552         33,756
Marchex, Inc. (Class B) (b)...............................           4,149         14,273
ModusLink Global Solutions, Inc. (a)(b)...................           7,267         18,822
Move, Inc. (a)(b).........................................          24,929         36,147
NIC, Inc. ................................................           5,830         30,316
Omniture, Inc. (a)(b).....................................          11,943        157,528
Perficient, Inc. (a)......................................           4,718         25,477
Rackspace Hosting, Inc. (a)(b)............................          12,534         93,880
RealNetworks, Inc. (a)(b).................................          13,556         31,585
S1 Corp. (a)..............................................           7,010         36,101
SAVVIS, Inc. (a)..........................................           5,593         34,621
SonicWALL, Inc. (a).......................................           7,747         34,552
Switch & Data Facilities Co., Inc. (a)(b).................           3,226         28,292
TechTarget, Inc. (a)(b)...................................           1,056          2,534
Terremark Worldwide, Inc. (a)(b)..........................           6,296         16,936
The Knot, Inc. (a)(b).....................................           4,398         36,064
ValueClick, Inc. (a)......................................          14,499        123,386
Vignette Corp. (a)(b).....................................           3,745         25,017
VistaPrint, Ltd. (a)(b)...................................           6,213        170,795
Vocus, Inc. (a)(b)........................................           2,831         37,624
WebMD Health Corp. (Class A) (a)..........................           1,182         26,359
Websense, Inc. (a)(b).....................................           6,621         79,452
                                                                             ------------
                                                                                2,267,516
                                                                             ------------
IT SERVICES -- 2.5%
Acxiom Corp. (b)..........................................          10,389         76,879
Cass Information Systems, Inc. ...........................           1,300         42,159
CIBER, Inc. (a)(b)........................................           7,924         21,632
CyberSource Corp. (a)(b)..................................          11,530        170,759
Euronet Worldwide, Inc. (a)(b)............................           8,047        105,094
ExlService Holdings, Inc. (a)(b)..........................           2,408         20,757
Forrester Research, Inc. (a)(b)...........................           2,321         47,720
Gartner, Inc. (a)(b)......................................          10,697        117,774
Genpact, Ltd. (a).........................................           9,044         80,130
Global Cash Access, Inc. (a)(b)...........................           8,303         31,717
Heartland Payment Systems, Inc. ..........................           4,357         28,800
iGate Corp. ..............................................           5,798         18,786
Integral Systems Inc. (a).................................           2,595         22,317
Lionbridge Technologies, Inc. (a).........................           7,712          7,558
NCI, Inc. (Class A) (a)(b)................................           1,200         31,200
NeuStar, Inc. (Class A) (a)(b)............................          13,062        218,788
Perot Systems Corp. (Class A) (a).........................          14,348        184,802
RightNow Technologies, Inc. (a)...........................           3,700         28,009
Sapient Corp. (a).........................................          15,307         68,422
SRA International, Inc. (a)(b)............................           6,994        102,812
Syntel, Inc. (b)..........................................           3,814         78,492
TeleTech Holdings, Inc. (a)(b)............................           5,765         62,781
TNS, Inc. (a)(b)..........................................           3,654         29,890
Wright Express Corp. (a)(b)...............................           6,529        118,958
                                                                             ------------
                                                                                1,716,236
                                                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Marine Products Corp. (b).................................           1,998          8,472
Pool Corp. (b)............................................           7,978        106,905
Smith & Wesson Holding Corp. (a)(b).......................           6,052         36,433
                                                                             ------------
                                                                                  151,810
                                                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.4%
Affymetrix, Inc. (a)......................................          10,158         33,217
Albany Molecular Research, Inc. (a)(b)....................           3,229         30,449
Bruker Corp. (a)(b).......................................           7,686         47,346
Clinical Data, Inc. (a)...................................           2,300         24,840
Dionex Corp. (a)(b).......................................           2,770        130,883
Enzo Biochem, Inc. (a)(b).................................           5,448         21,901
eResearch Technology, Inc. (a)............................           6,270         32,980
Exelixis, Inc. (a)(b).....................................          17,789         81,829
Kendle International, Inc. (a)(b).........................           1,891         39,635
Luminex Corp. (a)(b)......................................           7,999        144,942
Medivation, Inc. (a)(b)...................................           4,819         88,043
Nektar Therapeutics (a)(b)................................          15,620         84,192
PAREXEL International Corp. (a)(b)........................           9,824         95,588
Sequenom, Inc. (a)(b).....................................           8,683        123,472
                                                                             ------------
                                                                                  979,317
                                                                             ------------
MACHINERY -- 3.6%
Actuant Corp. (Class A) (b)...............................           9,625         99,426
Altra Holdings, Inc. (a)(b)...............................           3,957         15,353
American Railcar Industries, Inc. (b).....................           1,213          9,255
Badger Meter, Inc. (b)....................................           2,351         67,920
Bucyrus International, Inc. (b)...........................          12,400        188,232
Chart Industries, Inc. (a)................................           4,138         32,608
CLARCOR, Inc. (b).........................................           8,454        212,956
Columbus McKinnon Corp. (a)...............................           2,959         25,803
Dynamic Materials Corp. (b)...............................           1,873         17,157
Energy Recovery, Inc. (a)(b)..............................           4,821         36,640
ESCO Technologies, Inc. (a)(b)............................           4,330        167,571
Force Protection, Inc. (a)(b).............................          10,492         50,362
Gardner Denver, Inc. (a)..................................           8,610        187,181
Graco, Inc. (b)...........................................           9,960        170,017
Graham Corp. (b)..........................................           1,490         13,365
John Bean Technologies Corp. .............................           4,800         50,208
K-Tron International, Inc. (a)............................             375         22,751
L.B. Foster Co. (a).......................................           1,610         39,976
Lindsay Manufacturing Co. (b).............................           1,728         46,656
Middleby Corp. (a)........................................           3,074         99,690
Nordson Corp. (b).........................................           5,189        147,523
RBC Bearings, Inc. (a)(b).................................           3,248         49,630
Sun Hydraulics Corp. (b)..................................           1,845         26,956

SPDR DOW JONES SMALL CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
Terex Corp. (a)...........................................          15,800   $    146,150
The Gorman-Rupp Co. (b)...................................           2,158         42,728
The Manitowoc Co., Inc. (b)...............................          21,900         71,613
The Toro Co. (b)..........................................           5,895        142,541
Titan International, Inc. (b).............................           5,233         26,322
Wabash National Corp. ....................................           4,685          5,763
Wabtec Corp. (b)..........................................           7,998        210,987
                                                                             ------------
                                                                                2,423,340
                                                                             ------------
MARINE -- 0.4%
American Commercial Lines, Inc. (a)(b)....................           5,484         17,384
Horizon Lines, Inc. (b)...................................           4,460         13,514
Kirby Corp. (a)(b)........................................           8,889        236,803
TBS International, Ltd. (a)(b)............................           2,353         17,295
                                                                             ------------
                                                                                  284,996
                                                                             ------------
MEDIA -- 1.5%
Arbitron, Inc. (b)........................................           4,081         61,256
Ascent Media Corp. (a)....................................           2,400         60,000
Cinemark Holdings, Inc. (b)...............................           5,187         48,706
CKX, Inc. (a)(b)..........................................           9,970         40,877
Crown Media Holdings, Inc. (Class A) (a)(b)...............           1,333          2,719
Dolan Media Co. (a)(b)....................................           4,769         37,532
Knology, Inc. (a).........................................           5,900         24,308
Lamar Advertising Co. (Class A) (a)(b)....................          11,100        108,225
Liberty Media Corp. -- Interactive (Class A) (a)(b).......          15,594        108,846
Live Nation, Inc. (a)(b)..................................          11,465         30,612
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)....           3,429          8,538
Mediacom Communications Corp. (a)(b)......................           5,704         22,987
Morningstar, Inc. (a)(b)..................................           3,102        105,933
National CineMedia, Inc. (b)..............................           7,117         93,802
Primedia, Inc. ...........................................           2,712          6,699
RCN Corp. (a)(b)..........................................           6,800         25,160
Sirius XM Radio, Inc. (a)(b)..............................         582,300        203,805
Warner Music Group Corp. (a)(b)...........................           8,762         20,591
                                                                             ------------
                                                                                1,010,596
                                                                             ------------
METALS & MINING -- 1.2%
AK Steel Holding Corp. (b)................................          18,600        132,432
Allied Nevada Gold Corp. (a)..............................           8,500         49,725
AM Castle & Co. (b).......................................           2,536         22,621
Brush Engineered Materials, Inc. (a)(b)...................           3,090         42,858
Coeur d' Alene Mines Corp. (a)(b).........................          93,505         87,895
Hecla Mining Co. (a)(b)...................................          36,986         73,972
Horsehead Holding Corp. (a)...............................           6,300         34,650
Royal Gold, Inc. (b)......................................           5,275        246,659
Stillwater Mining Co. (a)(b)..............................           6,582         24,354
Titanium Metals Corp. (b).................................          16,641         91,026
                                                                             ------------
                                                                                  806,192
                                                                             ------------
MULTILINE RETAIL -- 0.2%
99 Cents Only Stores (a)(b)...............................           6,420         59,321
Fred's, Inc. (Class A) (b)................................           5,622         63,416
Retail Ventures, Inc. (a)(b)..............................           3,794          5,767
                                                                             ------------
                                                                                  128,504
                                                                             ------------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class A) (a)(b).................          10,483        199,387
                                                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 4.5%
Alon USA Energy, Inc. (b).................................           2,241         30,702
Arena Resources, Inc. (a)(b)..............................           6,373        162,384
Atlas America, Inc. (b)...................................           5,482         47,967
ATP Oil & Gas Corp. (a)(b)................................           4,122         21,146
Berry Petroleum Co. (Class A) (b).........................           5,948         65,190
Bill Barrett Corp. (a)(b).................................           5,556        123,565
BPZ Resources, Inc. (a)(b)................................           8,397         31,069
Brigham Exploration Co. (a)(b)............................           5,182          9,846
Carrizo Oil & Gas, Inc. (a)(b)............................           3,993         35,458
Cheniere Energy Partners LP...............................           2,114         12,684
Cheniere Energy, Inc. (a)(b)..............................           8,640         36,806
Clean Energy Fuels Corp. (a)(b)...........................           4,184         25,481
Comstock Resources, Inc. (a)(b)...........................           7,548        224,930
CVR Energy, Inc. (a)(b)...................................           7,967         44,137
Delek US Holdings, Inc. (b)...............................           2,268         23,496
Delta Petroleum Corp. (a)(b)..............................           9,872         11,846
Duncan Energy Partners LP.................................           2,276         34,072
Eagle Rock Energy Partners LP (b).........................           5,988         30,659
El Paso Pipeline Partners LP (b)..........................           5,536         95,219
Enbridge Energy Management LLC (a)(b).....................           2,148         62,228
Frontier Oil Corp. (b)....................................          17,085        218,517
Gastar Exploration, Ltd. (a)..............................          22,922         12,378
GMX Resources, Inc. (a)(b)................................           2,845         18,492
Goodrich Petroleum Corp. (a)(b)...........................           4,505         87,217
Gulfport Energy Corp. (a)(b)..............................           3,858          8,951
Holly Corp. (b)...........................................           6,965        147,658
International Coal Group, Inc. (a)(b).....................          15,433         24,847
Legacy Reserves LP........................................           2,906         26,561
Magellan Midstream Holdings LP............................           9,664        169,120
Mariner Energy, Inc. (a)(b)...............................          14,865        115,204
McMoRan Exploration Co. (a)(b)............................           9,557         44,918
Parallel Petroleum Corp. (a)(b)...........................           6,076          7,777
Patriot Coal Corp. (a)(b).................................           9,400         34,874
Penn Virginia Corp. (b)...................................           7,058         77,497
Penn Virginia GP Holdings LP (b)..........................           2,886         34,228
Petroleum Development Corp. (a)(b)........................           2,183         25,781
Petroquest Energy, Inc. (a)(b)............................           6,269         15,046
Regency Energy Partners LP................................           5,626         70,212
Rentech, Inc. (a)(b)......................................          24,641         13,553
Rosetta Resources, Inc. (a)...............................           7,535         37,298
SandRidge Energy, Inc. (a)(b).............................          15,700        103,463
St. Mary Land & Exploration Co. (b).......................          10,337        136,759
Swift Energy Co. (a)(b)...................................           5,500         40,150
Targa Resources Partners LP (b)...........................           5,023         45,006
Teekay Offshore Partners LP...............................           2,486         28,415
VAALCO Energy, Inc. (a)(b)................................          10,100         53,429
Venoco, Inc. (a)(b).......................................           3,143         10,309
Warren Resources, Inc. (a)(b).............................           8,361          8,027
Western Gas Partners LP...................................           3,106         46,217
Western Refining, Inc. (b)................................           5,718         68,273
Williams Pipeline Partners LP (b).........................           2,542         41,841
World Fuel Services Corp. (b).............................           4,855        153,564
                                                                             ------------
                                                                                3,054,467
                                                                             ------------
PERSONAL PRODUCTS -- 0.9%
Bare Escentuals, Inc. (a)(b)..............................          10,132         41,541
Chattem, Inc. (a)(b)......................................           2,930        164,226

SPDR DOW JONES SMALL CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
Elizabeth Arden, Inc. (a)(b)..............................           4,008   $     23,367
Herbalife, Ltd. ..........................................          10,630        159,237
Inter Parfums, Inc. (b)...................................           2,107         12,284
NBTY, Inc. (a)(b).........................................           9,322        131,254
Prestige Brands Holdings, Inc. (a)........................           5,225         27,066
USANA Health Sciences, Inc. (a)(b)........................           1,206         26,966
                                                                             ------------
                                                                                  585,941
                                                                             ------------
PHARMACEUTICALS -- 2.4%
Acura Pharmaceuticals, Inc. (a)...........................           7,400         47,508
Akorn, Inc. (a)(b)........................................           7,556          6,498
Ardea Biosciences, Inc. (a)...............................           2,200         22,638
Auxilium Pharmaceuticals, Inc. (a)(b).....................           6,617        183,423
Biodel, Inc. (a)(b).......................................           2,110         10,993
Cadence Pharmaceuticals, Inc. (a)(b)......................           3,900         36,582
Caraco Pharmaceutical Laboratories, Ltd. (a)(b)...........           1,772          6,238
Cypress Bioscience, Inc. (a)..............................           6,600         46,926
Durect Corp. (a)..........................................          13,500         30,105
Inspire Pharmaceuticals, Inc. (a).........................           7,100         28,826
Matrixx Initiatives, Inc. (a)(b)..........................           1,800         29,520
Medicis Pharmaceutical Corp. (Class A) (b)................           9,416        116,476
Noven Pharmaceuticals, Inc. (a)(b)........................           3,838         36,384
Optimer Pharmaceuticals, Inc. (a).........................           4,700         61,993
Pain Therapeutics, Inc. (a)(b)............................           5,182         21,764
POZEN, Inc. (a)...........................................           4,400         26,928
Questcor Pharmaceuticals, Inc. (a)........................           9,600         47,232
Salix Pharmaceuticals, Ltd. (a)(b)........................           8,218         78,071
Sepracor, Inc. (a)........................................          17,809        261,080
Sucampo Pharmaceuticals, Inc. (a)(b)......................           1,179          7,227
The Medicines Co. (a).....................................           8,707         94,384
Valeant Pharmaceuticals International (a)(b)..............          11,575        205,919
ViroPharma, Inc. (a)(b)...................................          11,691         61,378
VIVUS, Inc. (a)(b)........................................          10,389         44,881
XenoPort, Inc. (a)(b).....................................           4,565         88,378
                                                                             ------------
                                                                                1,601,352
                                                                             ------------
PROFESSIONAL SERVICES -- 2.1%
Administaff, Inc. (b).....................................           3,602         76,110
Advisory Board Co. (a)....................................           2,328         38,598
CBIZ, Inc. (a)(b).........................................           7,430         51,787
CoStar Group, Inc. (a)(b).................................           3,312        100,188
CRA International, Inc. (a)(b)............................           1,641         30,982
Duff & Phelps Corp. (Class A) (a).........................           2,000         31,500
Exponent, Inc. (a)........................................           2,016         51,065
First Advantage Corp. (Class A) (a)(b)....................           1,660         22,875
Heidrick & Struggles International, Inc. (b)..............           2,900         51,446
Hill International, Inc. (a)(b)...........................           4,580         13,923
Huron Consulting Group, Inc. (a)(b).......................           3,466        147,063
ICF International, Inc. (a)...............................           1,300         29,861
Kforce, Inc. (a)(b).......................................           5,435         38,208
Korn/Ferry International (a)..............................           6,903         62,541
LECG Corp. (a)............................................           4,095         10,401
Monster Worldwide, Inc. (a)(b)............................          20,500        167,075
MPS Group, Inc. (a).......................................          15,600         92,820
Navigant Consulting, Inc. (a)(b)..........................           8,158        106,625
Odyssey Marine Exploration, Inc. (a)(b)...................           9,400         31,866
Resources Connection, Inc. (a)(b).........................           7,577        114,261
Spherion Corp. (a)........................................           7,505         15,611
The Corporate Executive Board Co. ........................           5,185         75,183
TrueBlue, Inc. (a)(b).....................................           6,365         52,511
                                                                             ------------
                                                                                1,412,500
                                                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Alexander's, Inc. (b).....................................             396         67,470
BioMed Realty Trust, Inc. (b).............................          12,411         84,022
Cedar Shopping Centers, Inc. .............................           6,677         11,618
Corporate Office Properties Trust (b).....................           8,524        211,651
Equity Lifestyle Properties, Inc. (b).....................           3,755        143,066
Tanger Factory Outlet Centers, Inc. (b)...................           5,231        161,429
Taubman Centers, Inc. (b).................................           8,765        149,356
                                                                             ------------
                                                                                  828,612
                                                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
CB Richard Ellis Group, Inc. (Class A) (a)(b).............          37,700        151,931
Tejon Ranch Co. (a)(b)....................................           1,855         38,343
                                                                             ------------
                                                                                  190,274
                                                                             ------------
ROAD & RAIL -- 1.3%
Genesee & Wyoming, Inc. (Class A) (a)(b)..................           5,361        113,921
Heartland Express, Inc. (b)...............................           9,783        144,886
Knight Transportation, Inc. (b)...........................           9,402        142,534
Landstar Systems, Inc. (b)................................           8,536        285,700
Marten Transport, Ltd. (a)(b).............................           2,235         41,750
Old Dominion Freight Line, Inc. (a)(b)....................           5,030        118,155
Universal Truckload Services, Inc. (b)....................           1,200         17,208
                                                                             ------------
                                                                                  864,154
                                                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.6%
Advanced Analogic Technologies, Inc. (a)..................           7,436         26,770
Advanced Energy Industries, Inc. (a)(b)...................           4,970         37,424
Amkor Technology, Inc. (a)(b).............................          15,564         41,712
Anadigics, Inc. (a)(b)....................................           9,109         18,856
Applied Micro Circuits Corp. (a)(b).......................           9,612         46,714
Atheros Communications, Inc. (a)(b).......................          10,066        147,568
Atmel Corp. (a)(b)........................................          74,018        268,685
ATMI, Inc. (a)............................................           5,064         78,137
Brooks Automation, Inc. (a)(b)............................           8,653         39,890
Cabot Microelectronics Corp. (a)(b).......................           3,908         93,909
Cavium Networks, Inc. (a).................................           5,788         66,794
Cirrus Logic, Inc. (a)(b).................................           8,440         31,734
Cohu, Inc. ...............................................           3,900         28,080
Cymer, Inc. (a)...........................................           4,989        111,055
Cypress Semiconductor Corp. (a)...........................          24,100        163,157
Diodes, Inc. (a)(b).......................................           4,589         48,689
Entegris, Inc. (a)........................................          21,800         18,748
FEI Co. (a)...............................................           5,752         88,753
Formfactor, Inc. (a)(b)...................................           8,148        146,827
Hittite Microwave Corp. (a)(b)............................           3,218        100,402
Integrated Device Technology, Inc. (a)(b).................          28,587        130,071
International Rectifier Corp. (a)(b)......................          12,065        162,998
IXYS Corp. (b)............................................           3,721         29,991
Kulicke & Soffa Industries, Inc. (a)(b)...................           7,544         19,765
Micrel, Inc. (b)..........................................           7,440         52,378

SPDR DOW JONES SMALL CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
Microsemi Corp. (a).......................................          13,502   $    156,623
MKS Instruments, Inc. (a)(b)..............................           7,320        107,384
Monolithic Power Systems, Inc. (a)(b).....................           5,100         79,050
Netlogic Microsystems, Inc. (a)(b)........................           2,956         81,231
Novellus Systems, Inc. (a)(b).............................          16,474        273,963
OmniVision Technologies, Inc. (a)(b)......................           7,997         53,740
PMC-Sierra, Inc. (a)......................................          35,864        228,812
Power Integrations, Inc. (b)..............................           4,965         85,398
Rambus, Inc. (a)(b).......................................          17,380        164,415
RF Micro Devices, Inc. (a)(b).............................          37,642         50,064
Rubicon Technology, Inc. (a)(b)...........................           1,990         10,567
Semtech Corp. (a).........................................          10,071        134,448
Sigma Designs, Inc. (a)(b)................................           4,196         52,198
Silicon Image, Inc. (a)(b)................................          10,587         25,409
Silicon Laboratories, Inc. (a)............................           7,387        195,017
Silicon Storage Technology, Inc. (a)(b)...................          13,425         22,151
Skyworks Solutions, Inc. (a)(b)...........................          27,308        220,102
Standard Microsystems Corp. (a)...........................           3,800         70,680
Supertex, Inc. (a)(b).....................................           2,000         46,200
Teradyne, Inc. (a)(b).....................................          28,260        123,779
Tessera Technologies, Inc. (a)............................           8,132        108,725
Trident Microsystems, Inc. (a)(b).........................           8,834         12,898
TriQuint Semiconductor, Inc. (a)..........................          21,637         53,443
Ultratech, Inc. (a)(b)....................................           2,781         34,735
Volterra Semiconductor Corp. (a)..........................           4,500         37,980
Zoran Corp. (a)(b)........................................           8,691         76,481
                                                                             ------------
                                                                                4,504,600
                                                                             ------------
SOFTWARE -- 6.4%
ACI Worldwide, Inc. (a)(b)................................           5,745        107,719
Advent Software, Inc. (a)(b)..............................           3,100        103,261
ArcSight, Inc. (a)........................................           3,000         38,310
Ariba, Inc. (a)(b)........................................          14,371        125,459
Blackbaud, Inc. (b).......................................           7,418         86,123
Blackboard, Inc. (a)(b)...................................           4,746        150,638
Cadence Design Systems, Inc. (a)(b).......................          42,739        179,504
Commvault Systems, Inc. (a)(b)............................           6,672         73,192
Concur Technologies, Inc. (a)(b)..........................           8,037        154,230
Deltek, Inc. (a)(b).......................................           1,338          5,794
DemandTec, Inc. (a).......................................           3,200         28,000
Ebix, Inc. (a)(b).........................................           1,400         34,790
Epicor Software Corp. (a)(b)..............................           9,677         36,869
EPIQ Systems, Inc. (a)(b).................................           5,300         95,559
FalconStor Software, Inc. (a)(b)..........................           5,591         13,363
i2 Technologies, Inc. (a)(b)..............................           2,419         19,110
Informatica Corp. (a)(b)..................................          14,674        194,577
Jack Henry & Associates, Inc. (b).........................          14,050        229,296
Kenexa Corp. (a)(b).......................................           2,842         15,318
Lawson Software, Inc. (a)(b)..............................          21,051         89,467
Macrovision Solutions Corp. (a)(b)........................          13,590        241,766
Manhattan Associates, Inc. (a)............................           3,551         61,503
Mentor Graphics Corp. (a)(b)..............................          15,819         70,236
MICROS Systems, Inc. (a)(b)...............................          13,336        250,050
MicroStrategy, Inc. (a)(b)................................           1,415         48,379
Monotype Imaging Holdings, Inc. (a)(b)....................           3,478         13,008
MSC Software Corp. (a)....................................           6,720         37,901
Netscout Systems, Inc. (a)................................           3,945         28,246
NetSuite, Inc. (a)(b).....................................           2,748         30,942
OPNET Technologies, Inc. (a)..............................           2,500         21,675
Parametric Technology Corp. (a)...........................          19,244        192,055
Pegasystems, Inc. (b).....................................           2,347         43,584
Progress Software Corp. (a)...............................           6,734        116,902
Quality Systems, Inc. (b).................................           3,005        135,976
Quest Software, Inc. (a)..................................          10,912        138,364
Radiant Systems, Inc. (a).................................           3,848         16,970
Solera Holdings, Inc. (a)(b)..............................          11,439        283,458
SPSS, Inc. (a)(b).........................................           3,073         87,365
SuccessFactors, Inc. (a)(b)...............................           3,683         28,101
Symyx Technologies, Inc. (a)(b)...........................           4,684         20,844
Synchronoss Technologies, Inc. (a)(b).....................           2,713         33,261
Taleo Corp. (a)(b)........................................           5,284         62,457
TeleCommunication Systems, Inc. (Class A) (a).............           6,000         55,020
THQ, Inc. (a)(b)..........................................           9,857         29,965
TIBCO Software, Inc. (a)(b)...............................          29,037        170,447
TiVo, Inc. (a)(b).........................................          17,112        120,469
Tyler Technologies, Inc. (a)(b)...........................           6,160         90,121
Ultimate Software Group, Inc. (a)(b)......................           3,783         65,295
Vasco Data Security International (a).....................           4,089         23,594
Wind River Systems, Inc. (a)..............................          11,183         71,571
                                                                             ------------
                                                                                4,370,104
                                                                             ------------
SPECIALTY RETAIL -- 3.8%
Aaron Rents, Inc. (b).....................................           7,903        210,694
Aeropostale, Inc. (a)(b)..................................          11,071        294,046
AnnTaylor Stores Corp. (a)(b).............................           8,738         45,438
Bebe Stores, Inc. (b).....................................           4,769         31,809
Big 5 Sporting Goods Corp. (b)............................           2,758         16,189
Blockbuster, Inc. (Class A) (a)(b)........................          30,100         21,672
Cabela's, Inc. (a)(b).....................................           7,028         64,025
Charlotte Russe Holding, Inc. (a).........................           3,900         31,785
Charming Shoppes, Inc. (a)(b).............................          14,046         19,664
Chico's FAS, Inc. (a)(b)..................................          29,285        157,260
Christopher & Banks Corp. (b).............................           4,951         20,250
Coldwater Creek, Inc. (a)(b)..............................           8,135         20,419
Conn's, Inc. (a)(b).......................................           1,598         22,436
Dick's Sporting Goods, Inc. (a)(b)........................          14,001        199,794
DSW, Inc. (Class A) (a)(b)................................           2,393         22,231
Gymboree Corp. (a)(b).....................................           4,897        104,551
hhgregg, Inc. (a)(b)......................................           2,509         35,502
Hibbett Sports, Inc. (a)(b)...............................           4,768         91,641
Hot Topic, Inc. (a)(b)....................................           7,522         84,171
J. Crew Group, Inc. (a)(b)................................           8,686        114,482
Jos. A. Bank Clothiers, Inc. (a)(b).......................           3,032         84,320
Lumber Liquidators, Inc. (a)(b)...........................           1,900         24,225
Mens Wearhouse, Inc. (b)..................................           7,248        109,735
Monro Muffler Brake, Inc. (b).............................           3,300         90,189
New York & Co., Inc. (a)(b)...............................           4,187         14,864
Office Depot, Inc. (a)(b).................................          41,169         53,931
Pacific Sunwear of California, Inc. (a)(b)................          10,357         17,193
Systemax, Inc. (a)(b).....................................           1,975         25,517
The Dress Barn, Inc. (a)(b)...............................           6,878         84,531
The Finish Line, Inc. (Class A) (b).......................           6,682         44,235
The Wet Seal, Inc. (Class A) (a)(b).......................          15,300         51,408
Tractor Supply Co. (a)(b).................................           5,187        187,043
Tween Brands, Inc. (a)(b).................................           3,532          7,559
Ulta Salon Cosmetics & Fragrance, Inc. (a)................           4,031         26,685
Williams-Sonoma, Inc. (b).................................          15,779        159,052
Zumiez, Inc. (a)(b).......................................           2,540         24,638
                                                                             ------------
                                                                                2,613,184
                                                                             ------------

SPDR DOW JONES SMALL CAP GROWTH ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP GROWTH
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                              SHARES         VALUE
--------------------                                            ----------   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
American Apparel, Inc. (a)(b).............................           4,858   $     14,185
Carter's, Inc. (a)........................................           9,417        177,134
CROCS, Inc. (a)(b)........................................          12,479         14,850
Deckers Outdoor Corp. (a)(b)..............................           2,164        114,779
FGX International Holdings, Ltd. (a)(b)...................           2,600         30,212
Fossil, Inc. (a)(b).......................................           7,870        123,559
Iconix Brand Group, Inc. (a)(b)...........................           9,763         86,403
K-Swiss, Inc. (Class A) (b)...............................           3,756         32,076
Maidenform Brands, Inc. (a)...............................           2,716         24,879
Quiksilver, Inc. (a)(b)...................................          18,374         23,519
Steven Madden, Ltd. (a)...................................           2,335         43,851
The Warnaco Group, Inc. (a)(b)............................           7,725        185,400
True Religion Apparel, Inc. (a)(b)........................           2,330         27,517
Under Armour, Inc. (Class A) (a)(b).......................           5,756         94,571
Volcom, Inc. (a)(b).......................................           2,446         23,726
                                                                             ------------
                                                                                1,016,661
                                                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.6%
Beneficial Mutual Bancorp, Inc. (a)(b)....................           5,552         54,687
ESSA Bancorp, Inc. .......................................           2,500         33,275
NewAlliance Bancshares, Inc. .............................          16,592        194,790
Ocwen Financial Corp. (a)(b)..............................           6,284         71,826
Oritani Financial Corp. (a)(b)............................           1,814         25,396
United Financial Bancorp, Inc. ...........................           1,500         19,635
ViewPoint Financial Group.................................           1,727         20,776
Waterstone Financial, Inc. (a)(b).........................           1,370          2,795
                                                                             ------------
                                                                                  423,180
                                                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
Beacon Roofing Supply, Inc. (a)(b)........................           7,614        101,951
H&E Equipment Services, Inc. (a)(b).......................           5,467         35,809
Interline Brands, Inc. (a)(b).............................           4,776         40,262
RSC Holdings, Inc. (a)(b).................................           7,156         37,641
Rush Enterprises, Inc. (a)................................           4,766         42,513
Titan Machinery, Inc. (a).................................           2,600         23,374
WESCO International, Inc. (a)(b)..........................           7,029        127,365
                                                                             ------------
                                                                                  408,915
                                                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Centennial Communications Corp. (a)(b)....................          11,391         94,090
ICO Global Communications Holdings, Ltd. (a)(b)...........          16,391          5,737
iPCS, Inc. (a)............................................           2,306         22,391
Syniverse Holdings, Inc. (a)..............................          11,314        178,308
                                                                             ------------
                                                                                  300,526
                                                                             ------------
TOTAL COMMON STOCKS --  (Cost $112,115,327)...............                     67,583,313
                                                                             ------------
WARRANTS -- 0.0% (c)
COMMUNICATIONS EQUIPMENT -- 0.0% (c)
Pegasus Wireless Corp.
  (expiring 12/18/09) (a)(d)
  (Cost $0)...............................................             569              0
                                                                             ------------
SHORT TERM INVESTMENTS -- 29.8%
MONEY MARKET FUNDS -- 29.8%
State Street Navigator Securities Lending Prime Portfolio
  (e)(f)..................................................      19,673,058     19,673,058
STIC Prime Portfolio......................................         596,420        596,420
                                                                             ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $20,269,478)......................................                     20,269,478
                                                                             ------------
TOTAL INVESTMENTS -- 129.2%
  (Cost $132,384,805).....................................                     87,852,791
OTHER ASSETS &
  LIABILITIES -- (29.2)%..................................                    (19,847,531)
                                                                             ------------
NET ASSETS -- 100.0%......................................                   $ 68,005,260
                                                                             ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Amount shown represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.
REIT = Real Estate Investment Trust

SPDR DOW JONES SMALL CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 0.9%
Applied Signal Technology, Inc. .......................           1,700   $     34,391
Cubic Corp. ...........................................           2,047         51,851
Curtiss-Wright Corp. (a)...............................           5,784        162,241
Ducommun, Inc. ........................................           1,300         18,902
Esterline Technologies Corp. (b).......................           3,730         75,309
GenCorp, Inc. (a)(b)...................................           7,368         15,620
Triumph Group, Inc. (a)................................           2,187         83,543
                                                                          ------------
                                                                               441,857
                                                                          ------------
AIR FREIGHT & LOGISTICS -- 0.0% (c)
Pacer International, Inc. .............................           4,500         15,750
                                                                          ------------
AIRLINES -- 0.6%
Alaska Air Group, Inc. (a)(b)..........................           4,685         82,315
Continental Airlines, Inc. (Class B) (a)(b)............          16,000        140,960
UAL Corp. (a)(b).......................................          16,600         74,368
                                                                          ------------
                                                                               297,643
                                                                          ------------
AUTO COMPONENTS -- 0.4%
Cooper Tire & Rubber Co. (a)...........................           7,633         30,837
Federal-Mogul Corp. (Class A) (a)(b)...................           2,901         19,379
Superior Industries International, Inc. (a)............           2,761         32,718
Tenneco Automotive, Inc. (a)(b)........................           5,210          8,492
TRW Automotive Holdings Corp. (a)(b)...................           6,967         22,434
WABCO Holdings, Inc. ..................................           9,000        110,790
                                                                          ------------
                                                                               224,650
                                                                          ------------
AUTOMOBILES -- 0.0% (c)
Winnebago Industries, Inc. ............................           3,428         18,203
                                                                          ------------
BEVERAGES -- 0.2%
Central European Distribution Corp. (a)(b).............           5,000         53,800
Coca-Cola Hellenic Bottling Co. SA (a).................             484         25,192
National Beverage Corp. (a)(b).........................           1,256         11,518
                                                                          ------------
                                                                                90,510
                                                                          ------------
BIOTECHNOLOGY -- 0.3%
ArQule, Inc. (a)(b)....................................           3,900         16,146
Cougar Biotechnology, Inc. (a)(b)......................           2,132         68,650
Dendreon Corp. (a)(b)..................................          11,618         48,796
Nabi Biopharmaceuticals (a)(b).........................           6,700         24,790
StemCells, Inc. (a)(b).................................          10,500         17,535
                                                                          ------------
                                                                               175,917
                                                                          ------------
BUILDING PRODUCTS -- 1.2%
American Woodmark Corp. ...............................           1,100         19,316
Ameron International Corp. ............................           1,074         56,557
Apogee Enterprises, Inc. (a)...........................           3,668         40,275
Armstrong World Industries, Inc. (a)(b)................           2,358         25,962
Builders FirstSource, Inc. (a)(b)......................           1,728          3,490
Gibraltar Industries, Inc. (a).........................           3,222         15,208
Griffon Corp. (a)(b)...................................           6,400         48,000
Lennox International, Inc. (a).........................           6,704        177,388
NCI Building Systems, Inc. (a)(b)......................           2,307          5,121
Owens Corning, Inc. (a)(b).............................          11,259        101,781
Trex Co., Inc. (b).....................................           1,800         13,734
Universal Forest Products, Inc. (a)....................           2,330         62,001
USG Corp. (a)(b).......................................           8,600         65,446
                                                                          ------------
                                                                               634,279
                                                                          ------------
CAPITAL MARKETS -- 2.0%
BGC Partners, Inc. (a).................................           4,614         10,197
Broadpoint Securities Group, Inc. (a)(b)...............           4,400         14,520
Cohen & Steers, Inc. (a)...............................           2,206         24,619
FBR Capital Markets Corp. (b)..........................           3,559         11,709
FCStone Group, Inc. (a)(b).............................           2,902          6,616
Fortress Investment Group LLC (Class A) (a)............           5,100         12,801
GAMCO Investors, Inc. (a)..............................             834         27,230
GLG Partners, Inc. (a).................................          25,591         72,678
Investment Technology Group, Inc. (b)..................           5,594        142,759
Janus Capital Group, Inc. (a)..........................          20,400        135,660
LaBranche & Cos., Inc. (a)(b)..........................           7,348         27,481
Piper Jaffray Co., Inc. (a)(b).........................           2,524         65,094
SWS Group, Inc. (a)....................................           3,504         54,417
Teton Advisors, Inc. (b) (d)...........................              10             23
The Blackstone Group LP (a)............................          21,000        152,250
Thomas Weisel Partners Group, Inc. (a)(b)..............           2,696          9,652
W.P. Carey & Co. LLC (a)...............................           3,798         84,278
Waddell & Reed Financial, Inc. (Class A) (a)...........          10,913        197,198
                                                                          ------------
                                                                             1,049,182
                                                                          ------------
CHEMICALS -- 3.1%
A. Schulman, Inc. .....................................           3,057         41,422
Arch Chemicals, Inc. (a)...............................           3,170         60,103
Ashland, Inc. (a)......................................           8,600         88,838
Cabot Corp. ...........................................           6,493         68,241
Cytec Industries, Inc. (a).............................           6,148         92,343
Ferro Corp. (a)........................................           5,034          7,199
H.B. Fuller Co. .......................................           6,207         80,691
Innophos Holdings, Inc. ...............................           1,157         13,051
Koppers Holdings, Inc. (a).............................           2,663         38,667
Kronos Worldwide, Inc. (a).............................             376          2,891
Minerals Technologies, Inc. (a)........................           2,435         78,042
NewMarket Corp. (a)....................................           1,392         61,666
NL Industries, Inc. (a)................................             830          8,300
Olin Corp. (a).........................................           8,857        126,389
OM Group, Inc. (a)(b)..................................           3,972         76,739
RPM International, Inc. (a)............................          16,636        211,776
Sensient Technologies Corp. (a)........................           6,125        143,938
Solutia, Inc. (a)(b)...................................           8,224         15,379
Spartech Corp. ........................................           3,591          8,834
Stepan Co. (a).........................................             966         26,372
Valhi, Inc. (a)........................................           1,290         12,100
Valspar Corp. (a)......................................          12,048        240,599
W.R. Grace & Co. (a)(b)................................           7,798         49,283
Westlake Chemical Corp. (a)............................           2,457         35,946
Zep, Inc. (a)..........................................           2,580         26,393
                                                                          ------------
                                                                             1,615,202
                                                                          ------------
COMMERCIAL BANKS -- 13.4%
1st Source Corp. (a)...................................           1,792         32,346
Arrow Financial Corp. (a)..............................           1,400         33,166
Associated Banc-Corp (a)...............................          15,414        237,992
Bancfirst Corp. (a)....................................             929         33,816
BancorpSouth, Inc. (a).................................           9,982        208,025
Bank of Hawaii Corp. (a)...............................           6,199        204,443
Boston Private Financial Holdings, Inc. (a)............           7,664         26,901
Camden National Corp. (a)..............................           1,000         22,850

SPDR DOW JONES SMALL CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------
Capital City Bank Group, Inc. (a)......................           1,475   $     16,903
Capitol Bancorp, Ltd. (a)..............................           1,775          7,366
Cathay General Bancorp (a).............................           6,415         66,908
Central Pacific Financial Corp. (a)....................           3,809         21,330
Chemical Financial Corp. (a)...........................           2,839         59,080
Citizens Republic Bancorp, Inc. (a)(b).................          16,788         26,021
City Holding Co. (a)...................................           2,130         58,128
Columbia Banking System, Inc. (a)......................           2,048         13,107
Community Bank System, Inc. (a)........................           4,193         70,233
Community Trust Bancorp, Inc. (a)......................           1,772         47,401
CVB Financial Corp. (a)................................           8,675         57,515
F.N.B. Corp. (a).......................................          11,541         88,519
Fifth Third Bancorp (a)................................          68,200        199,144
First Bancorp- North Carolina (a)......................           2,182         26,119
First BanCorp- Puerto Rico (a).........................          10,012         42,651
First Busey Corp. (a)..................................           3,585         27,820
First Citizens Bancshares, Inc. (Class A)..............             770        101,486
First Commonwealth Financial Corp. (a).................          10,073         89,347
First Community Bancshares, Inc. (a)...................           1,159         13,526
First Financial Bancorp (a)............................           4,822         45,954
First Financial Bankshares, Inc. (a)...................           2,334        112,429
First Financial Corp. (a)..............................           1,308         48,265
First Horizon National Corp. (a).......................          27,234        292,493
First Merchants Corp. (a)..............................           2,795         30,158
First Midwest Bancorp, Inc. (a)........................           6,318         54,272
FirstMerit Corp. (a)...................................           9,647        175,575
Frontier Financial Corp. (a)...........................           5,378          5,916
Fulton Financial Corp. (a).............................          22,425        148,678
Glacier Bancorp, Inc. (a)..............................           7,635        119,946
Guaranty Bancorp (a)(b)................................           5,398          9,446
Hampton Roads Bankshares, Inc. ........................           2,800         21,812
Hancock Holding Co. (a)................................           3,378        105,664
Hanmi Financial Corp. (a)..............................           5,513          7,167
Harleysville National Corp. (a)........................           5,545         33,603
Heartland Financial USA, Inc. (a)......................           1,900         25,726
Home Bancshares, Inc. (a)..............................           2,035         40,639
Huntington Bancshares, Inc. (a)........................          47,300         78,518
IBERIABANK Corp. (a)...................................           2,037         93,580
Independent Bank Corp. -- Massachusetts (a)............           2,055         30,311
International Bancshares Corp. (a).....................           6,913         53,921
Investors Bancorp, Inc. (a)(b).........................           5,817         49,270
Lakeland Financial Corp. ..............................           1,400         26,866
Marshall & Ilsley Corp. (a)............................          31,400        176,782
MB Financial, Inc. (a).................................           4,503         61,241
National Penn Bancshares, Inc. (a).....................          10,292         85,424
NBT Bancorp, Inc. (a)..................................           4,211         91,126
Northfield Bancorp, Inc. (a)...........................           2,603         28,451
Old National Bancorp (a)...............................           8,538         95,369
Old Second Bancorp, Inc. (a)...........................           1,397          8,871
Oriental Financial Group, Inc. (a).....................           2,583         12,605
Pacific Capital Bancorp (a)............................           6,017         40,735
PacWest Bancorp (a)....................................           2,996         42,933
Park National Corp. (a)................................           1,511         84,238
Popular, Inc. (a)......................................          32,960         71,853
Prosperity Bancshares, Inc. (a)........................           5,996        163,991
Provident Bankshares Corp. (a).........................           4,237         29,871
Renasant Corp. (a).....................................           2,714         34,088
Republic Bancorp, Inc. -- Kentucky (a).................           1,211         22,609
S&T Bancorp, Inc. (a)..................................           3,552         75,338
S.Y. Bancorp, Inc. (a).................................           1,563         37,981
Sandy Spring Bancorp, Inc. (a).........................           2,159         24,094
Santander Bancorp (a)..................................             652          5,138
SCBT Financial Corp. (a)...............................           1,500         31,350
Seacoast Banking Corp. of Florida (a)..................           1,730          5,242
Simmons First National Corp. (a).......................           1,670         42,067
South Financial Group, Inc. (a)........................           8,414          9,255
Southside Bancshares, Inc. (a).........................           1,600         30,240
StellarOne Corp. (a)...................................           2,900         34,539
Sterling Bancorp (a)...................................           2,422         23,978
Sterling Bancshares, Inc. (a)..........................           9,494         62,091
Sterling Financial Corp. -- Washington (a).............           5,905         12,223
Suffolk Bancorp (a)....................................           1,210         31,448
Sun Bancorp, Inc. (a)(b)...............................           2,270         11,781
Susquehanna Bancshares, Inc. (a).......................          11,133        103,871
SVB Financial Group (a)(b).............................           4,197         83,982
Synovus Financial Corp. ...............................          35,400        115,050
TCF Financial Corp. (a)................................          15,996        188,113
The Colonial BancGroup, Inc. (a).......................          26,039         23,435
Tompkins Trustco, Inc. (a).............................           1,007         43,301
Trico Bancshares (a)...................................           1,907         31,923
Trustmark Corp. (a)....................................           6,476        119,029
UMB Financial Corp. (a)................................           3,985        169,323
Umpqua Holdings Corp. (a)..............................           7,763         70,333
Union Bankshares Corp. (a).............................           1,700         23,545
United Bankshares, Inc. (a)............................           5,576         96,130
United Community Banks, Inc. (a).......................           6,518         27,115
Univest Corp. of Pennsylvania (a)......................           1,700         29,750
Valley National Bancorp (a)............................          17,428        215,584
Washington Trust Bancorp, Inc. (a).....................           1,382         22,457
Webster Financial Corp. (a)............................           6,757         28,717
WesBanco, Inc. (a).....................................           3,204         73,147
Westamerica Bancorp (a)................................           3,741        170,440
Whitney Holding Corp. (a)..............................           8,251         94,474
Wilmington Trust Corp. (a).............................           8,729         84,584
Wintrust Financial Corp. (a)...........................           3,100         38,130
Zions Bancorp (a)......................................          14,900        146,467
                                                                          ------------
                                                                             6,928,204
                                                                          ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
ABM Industries, Inc. (a)...............................           5,891         96,612
ACCO Brands Corp. (b)..................................           5,879          5,761
ATC Technology Corp. (b)...............................           2,610         29,232
Bowne & Co., Inc. (a)..................................           3,098          9,945
Comfort Systems USA, Inc. (a)..........................           5,072         52,597
Consolidated Graphics, Inc. (a)(b).....................           1,287         16,371
Cornell Companies, Inc. (b)............................           1,500         24,555
Courier Corp. (a)......................................           1,295         19,645
Deluxe Corp. ..........................................           6,646         64,001
Ennis, Inc. (a)........................................           3,364         29,805
G & K Services, Inc. (Class A) (a).....................           2,449         46,311
Herman Miller, Inc. ...................................           6,890         73,447
HNI Corp. (a)..........................................           4,400         45,760
Kimball International, Inc. (Class B)..................           3,389         22,232
McGrath Rentcorp (a)...................................           3,013         47,485
Mine Safety Appliances Co. (a).........................           4,100         82,082
Steelcase, Inc. (Class A) (a)..........................           8,200         41,082

SPDR DOW JONES SMALL CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------
The Brink's Co. .......................................           5,100   $    134,946
The Standard Register Co. .............................           2,000          9,160
United Stationers, Inc. (a)(b).........................           2,991         83,987
Viad Corp. ............................................           2,627         37,093
                                                                          ------------
                                                                               972,109
                                                                          ------------
COMMUNICATIONS EQUIPMENT -- 0.8%
3Com Corp. (a)(b)......................................          49,961        154,380
Avocent Corp. (a)(b)...................................           5,800         70,412
Black Box Corp. (a)....................................           2,235         52,768
EMS Technologies, Inc. (b).............................           2,000         34,920
Loral Space & Communications, Ltd. (a)(b)..............           1,461         31,207
Plantronics, Inc. .....................................           6,300         76,041
                                                                          ------------
                                                                               419,728
                                                                          ------------
COMPUTERS & PERIPHERALS -- 0.7%
Adaptec, Inc. (b)......................................          13,322         31,973
Avid Technology, Inc. (a)(b)...........................           3,877         35,436
Diebold, Inc. .........................................           8,462        180,663
Electronics for Imaging, Inc. (a)(b)...................           6,735         66,003
Hutchinson Technology, Inc. (a)(b).....................           2,745          7,137
Imation Corp. (a)......................................           4,112         31,457
                                                                          ------------
                                                                               352,669
                                                                          ------------
CONSTRUCTION & ENGINEERING -- 0.8%
EMCOR Group, Inc. (b)..................................           8,474        145,499
Granite Construction, Inc. (a).........................           4,102        153,743
Insituform Technologies, Inc. (a)(b)...................           4,810         75,228
Michael Baker Corp. (b)................................           1,000         26,000
Northwest Pipe Co. (a)(b)..............................           1,161         33,054
                                                                          ------------
                                                                               433,524
                                                                          ------------
CONSTRUCTION MATERIALS -- 0.2%
Headwaters, Inc. (a)(b)................................           5,400         16,956
Texas Industries, Inc. (a).............................           3,125         78,125
                                                                          ------------
                                                                                95,081
                                                                          ------------
CONSUMER FINANCE -- 0.2%
Advance America Cash Advance Centers, Inc. (a).........           5,907          9,983
Dollar Financial Corp. (a)(b)..........................           3,193         30,397
The First Marblehead Corp. (a)(b)......................           8,300         10,707
The Student Loan Corp. (a).............................             560         24,327
World Acceptance Corp. (a)(b)..........................           1,900         32,490
                                                                          ------------
                                                                               107,904
                                                                          ------------
CONTAINERS & PACKAGING -- 1.4%
Greif, Inc. (Class A)..................................           4,384        145,943
Myers Industries, Inc. ................................           3,500         21,490
Packaging Corp. of America.............................          13,195        171,799
Rock-Tenn Co. (Class A)................................           4,948        133,843
Silgan Holdings, Inc. .................................           3,201        168,181
Temple-Inland, Inc. (a)................................          11,654         62,582
                                                                          ------------
                                                                               703,838
                                                                          ------------
DISTRIBUTORS -- 0.1% (c)
Audiovox Corp. (Class A) (a)(b)........................           2,134          7,320
Core-Mark Holding Co., Inc. (a)(b).....................           1,300         23,686
                                                                          ------------
                                                                                31,006
                                                                          ------------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
Jackson Hewitt Tax Service, Inc. (a)...................           2,894         15,107
Regis Corp. ...........................................           5,535         79,981
Service Corp. International (a)........................          33,195        115,850
Stewart Enterprises, Inc. (Class A) (a)................          11,050         35,802
StoneMor Partners LP...................................           1,200         13,380
                                                                          ------------
                                                                               260,120
                                                                          ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
CIT Group, Inc. .......................................          50,200        143,070
Financial Federal Corp. (a)............................           3,344         70,826
KKR Financial Holdings LLC (a).........................          17,284         15,383
PHH Corp. (a)(b).......................................           6,954         97,703
Pico Holdings, Inc. (a)(b).............................           2,102         63,207
                                                                          ------------
                                                                               390,189
                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Atlantic Tele-Network, Inc. ...........................           1,136         21,789
Cincinnati Bell, Inc. (a)(b)...........................          29,781         68,496
Cogent Communications Group, Inc. (a)(b)...............           5,436         39,139
Consolidated Communications Holdings, Inc. (a).........           3,089         31,693
FairPoint Communications, Inc. (a).....................          10,204          7,959
Iowa Telecommunications Services, Inc. (a).............           4,130         47,330
SureWest Communications (a)............................           1,568         12,230
                                                                          ------------
                                                                               228,636
                                                                          ------------
ELECTRIC UTILITIES -- 2.8%
ALLETE, Inc. (a).......................................           3,557         94,936
Brookfield Infrastructure Partners LP (a)..............           2,707         35,786
Central Vermont Public Service Corp. (a)...............           1,300         22,490
Cleco Corp. (a)........................................           7,711        167,252
El Paso Electric Co. (a)(b)............................           5,862         82,596
Empire District Electric Co. (a).......................           4,297         62,049
Great Plains Energy, Inc. (a)..........................          15,272        205,714
Hawaiian Electric Industries, Inc. (a).................          11,680        160,483
IDACORP, Inc. .........................................           5,789        135,231
MGE Energy, Inc. (a)...................................           2,906         91,161
Portland General Electric Co. (a)......................           9,528        167,597
UIL Holdings Corp. (a).................................           3,215         71,759
Unisource Energy Corp. (a).............................           4,553        128,349
                                                                          ------------
                                                                             1,425,403
                                                                          ------------
ELECTRICAL EQUIPMENT -- 1.9%
A.O. Smith Corp. (a)...................................           2,562         64,511
Acuity Brands, Inc. (a)................................           5,234        117,974
Baldor Electric Co. (a)................................           5,399         78,232
Belden CDT, Inc. (a)...................................           5,964         74,610
Brady Corp. (Class A) (a)..............................           6,064        106,908
Ener1, Inc. (a)(b).....................................           6,742         34,856
Franklin Electric Co., Inc. (a)........................           2,300         50,899
GrafTech International, Ltd. (b).......................          15,440         95,110
Powell Industries, Inc. (b)............................             970         34,251
Regal-Beloit Corp. (a).................................           4,154        127,279
Thomas & Betts Corp. (b)...............................           6,858        171,587
                                                                          ------------
                                                                               956,217
                                                                          ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.3%
Agilysys, Inc. (a).....................................           2,703         11,623
Anixter International, Inc. (a)(b).....................           3,946        125,009
AVX Corp. .............................................           6,613         60,046
Checkpoint Systems, Inc. (a)(b)........................           4,998         44,832
Coherent, Inc. (a)(b)..................................           2,934         50,612

SPDR DOW JONES SMALL CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------
Electro Rent Corp. ....................................           2,400   $     23,136
Littelfuse, Inc. (a)(b)................................           2,785         30,607
Methode Electronics, Inc. (Class A) (a)................           5,084         18,201
Park Electrochemical Corp. (a).........................           2,383         41,178
SYNNEX Corp. (a)(b)....................................           2,287         44,985
Tech Data Corp. (a)(b).................................           6,509        141,766
Technitrol, Inc. (a)...................................           4,617          7,895
Vishay Intertechnology, Inc. (b).......................          22,032         76,672
                                                                          ------------
                                                                               676,562
                                                                          ------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
Bristow Group, Inc. (a)(b).............................           3,560         76,291
Gulf Island Fabrication, Inc. .........................           1,600         12,816
Gulfmark Offshore, Inc. (a)(b).........................           2,834         67,619
PHI, Inc. (b)..........................................           1,844         18,403
SEACOR Holdings, Inc. (a)(b)...........................           2,484        144,842
Trico Marine Services, Inc. (a)(b).....................           1,346          2,827
                                                                          ------------
                                                                               322,798
                                                                          ------------
FOOD & STAPLES RETAILING -- 1.5%
BJ's Wholesale Club, Inc. (b)..........................           7,700        246,323
Casey's General Stores, Inc. (a).......................           6,553        174,703
Ingles Markets, Inc. (a)...............................           1,560         23,291
Nash Finch Co. (a).....................................           1,683         47,275
Ruddick Corp. (a)......................................           5,457        122,510
The Andersons, Inc. (a)................................           2,376         33,597
Village Super Market, Inc. (Class A) (a)...............             600         18,702
Weis Markets, Inc. (a).................................           1,491         46,281
Winn-Dixie Stores, Inc. (a)(b).........................           6,981         66,738
                                                                          ------------
                                                                               779,420
                                                                          ------------
FOOD PRODUCTS -- 2.2%
Alico, Inc. (a)........................................             408          9,792
American Italian Pasta Co. (b).........................           2,646         92,107
B&G Foods, Inc. (a)....................................           4,854         25,241
Cal-Maine Foods, Inc. (a)..............................           1,700         38,063
Chiquita Brands International, Inc. (a)(b).............           5,718         37,910
Corn Products International, Inc. (a)..................           9,579        203,075
Del Monte Foods Co. ...................................          25,730        187,572
Farmer Brothers Co. (a)................................             747         13,297
Fresh Del Monte Produce, Inc. (a)(b)...................           5,898         96,845
Hain Celestial Group, Inc. (a)(b)......................           4,979         70,901
Lancaster Colony Corp. (a).............................           2,655        110,129
Lance, Inc. (a)........................................           4,029         83,884
Sanderson Farms, Inc. (a)..............................           2,352         88,318
Tootsie Roll Industries, Inc. (a)......................           2,971         64,525
                                                                          ------------
                                                                             1,121,659
                                                                          ------------
GAS UTILITIES -- 2.9%
Amerigas Partners LP (a)...............................           4,207        118,974
Chesapeake Utilities Corp. (a).........................             900         27,432
Ferrellgas Partners LP (a).............................           5,486         73,512
Laclede Group, Inc. ...................................           2,616        101,972
New Jersey Resources Corp. ............................           5,477        186,108
Nicor, Inc. (a)........................................           5,834        193,864
Northwest Natural Gas Co. (a)..........................           3,386        147,020
South Jersey Industries, Inc. (a)......................           3,773        132,055
Southwest Gas Corp. ...................................           5,710        120,310
Star Gas Partners LP...................................           8,100         21,060
Suburban Propane Partners LP (a).......................           4,164        152,236
WGL Holdings, Inc. (a).................................           6,467        212,118
                                                                          ------------
                                                                             1,486,661
                                                                          ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Analogic Corp. (a).....................................           1,700         54,434
CONMED Corp. (a)(b)....................................           3,702         53,346
Hill-Rom Holdings, Inc. (a)............................           8,048         79,595
Invacare Corp. (a).....................................           4,099         65,707
Orthofix International N.V. (a)(b).....................           2,231         41,318
STERIS Corp. (a).......................................           6,957        161,959
The Cooper Cos., Inc. (a)..............................           5,859        154,912
                                                                          ------------
                                                                               611,271
                                                                          ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
Brookdale Senior Living, Inc. (a)......................           5,200         26,260
Cross Country Healthcare, Inc. (a)(b)..................           3,700         24,235
Emergency Medical Services Corp. (Class A) (b).........           1,200         37,668
Hanger Orthopedic Group, Inc. (b)......................           3,943         52,245
Healthsouth Corp. (a)(b)...............................          11,300        100,344
Kindred Healthcare, Inc. (b)...........................           4,116         61,534
Landauer, Inc. (a).....................................           1,152         58,383
LifePoint Hospitals, Inc. (a)(b).......................           6,846        142,808
Magellan Health Services, Inc. (b).....................           4,997        182,091
Medcath Corp. (b)......................................           2,135         15,521
National Healthcare Corp. (a)..........................           1,067         42,840
Owens & Minor, Inc. (a)................................           5,296        175,457
RehabCare Group, Inc. (b)..............................           2,335         40,722
Res-Care, Inc. (b).....................................           3,301         48,063
Skilled Healthcare Group, Inc. (Class A) (a)(b)........           2,500         20,525
Tenet Healthcare Corp. (a)(b)..........................          61,101         70,877
                                                                          ------------
                                                                             1,099,573
                                                                          ------------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
AFC Enterprises, Inc. (a)(b)...........................           3,193         14,400
Ameristar Casinos, Inc. (a)............................           3,005         37,803
Bob Evans Farms, Inc. (a)..............................           4,051         90,823
Boyd Gaming Corp. (a)..................................           7,567         28,225
Brinker International, Inc. (a)(b).....................          13,100        197,810
Cedar Fair LP (a)......................................           6,582         61,147
Churchill Downs, Inc. (a)..............................           1,333         40,070
Cracker Barrel Old Country Store, Inc. (a).............           2,902         83,113
DineEquity, Inc. (a)...................................           2,057         24,396
Domino's Pizza, Inc. (a)(b)............................           5,425         35,534
Gaylord Entertainment Co. (a)(b).......................           5,300         44,149
International Speedway Corp. (Class A).................           4,070         89,784
Isle of Capri Casinos, Inc. (a)(b).....................           2,231         11,802
Jack in the Box, Inc. (a)(b)...........................           7,291        169,807
Krispy Kreme Doughnuts, Inc. (a)(b)....................           6,756         10,810
Landry's Restaurants, Inc. (a).........................           1,334          6,964
Marcus Corp. (a).......................................           2,798         23,783
Pinnacle Entertainment, Inc. (a)(b)....................           7,738         54,476
Ruby Tuesday, Inc. (a)(b)..............................           5,905         17,243
Speedway Motorsports, Inc. (a).........................           1,609         19,018
Vail Resorts, Inc. (b).................................           3,715         75,897
                                                                          ------------
                                                                             1,137,054
                                                                          ------------

SPDR DOW JONES SMALL CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------
HOUSEHOLD DURABLES -- 2.6%
American Greetings Corp. (Class A) (a).................           5,500   $     27,830
Blyth, Inc. (a)........................................             804         21,008
Brookfield Homes Corp. (a).............................           1,161          4,005
Centex Corp. (a).......................................          15,997        119,977
CSS Industries, Inc. (a)...............................             931         15,827
Ethan Allen Interiors, Inc. (a)........................           3,452         38,869
Furniture Brands International, Inc. (a)...............           4,125          6,064
Harman International Industries, Inc. (a)..............           7,500        101,475
Helen of Troy, Ltd. (a)(b).............................           3,705         50,944
Hovnanian Enterprises, Inc. (a)(b).....................           6,877         10,728
KB HOME (a)............................................           9,992        131,695
Lennar Corp. (Class A).................................          17,933        134,677
M.D.C. Holdings, Inc. (a)..............................           4,611        143,587
M/I Homes, Inc. (a)....................................           1,570         10,974
Meritage Homes Corp. (a)(b)............................           3,662         41,820
National Presto Industries, Inc. (a)...................             681         41,548
Ryland Group, Inc. (a).................................           5,551         92,480
Sealy Corp. (a)(b).....................................           5,075          7,562
Skyline Corp. (a)......................................             838         15,930
Snap-on, Inc. .........................................           7,376        185,138
Standard Pacific Corp. (a)(b)..........................          14,059         12,372
Tupperware Brands Corp. (a)............................           7,990        135,750
                                                                          ------------
                                                                             1,350,260
                                                                          ------------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co. (Class A) (a)(b)..............           8,365         62,905
WD-40 Co. (a)..........................................           2,049         49,463
                                                                          ------------
                                                                               112,368
                                                                          ------------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. ...................................           7,852        154,135
Otter Tail Corp. (a)...................................           4,094         90,273
Standex International Corp. ...........................           1,397         12,852
Tredegar Corp. ........................................           3,156         51,537
                                                                          ------------
                                                                               308,797
                                                                          ------------
INSURANCE -- 8.1%
AMBAC Financial Group, Inc. (a)........................          37,056         28,904
American Equity Investment Life Holding Co. (a)........           7,082         29,461
American National Insurance Co. (a)....................           2,085        109,275
American Physicians Capital, Inc. .....................           1,146         46,894
Argo Group International Holdings, Ltd. (b)............           4,006        120,701
Arthur J. Gallagher & Co. (a)..........................          12,244        208,148
Aspen Insurance Holdings, Ltd. ........................           9,770        219,434
Assured Guaranty, Ltd. (a).............................           7,724         52,292
Baldwin & Lyons, Inc. (Class B) (a)....................           1,116         21,115
CNA Surety Corp. (b)...................................           2,049         37,784
Conseco, Inc. (a)(b)...................................          21,232         19,533
Delphi Financial Group.................................           5,250         70,665
EMC Insurance Group, Inc. (a)..........................             800         16,856
Employers Holdings, Inc. (a)...........................           6,387         60,932
Endurance Specialty Holdings, Ltd. (a).................           6,603        164,679
Enstar Group, Ltd. (b).................................             896         50,463
Erie Indemnity Co. (Class A) (a).......................           4,092        139,865
FBL Financial Group, Inc. (Class A) (a)................           1,543          6,403
Flagstone Reinsurance Holdings, Ltd. (a)...............           5,610         43,702
FPIC Insurance Group, Inc. (a)(b)......................           1,067         39,511
Genworth Financial, Inc. (Class A) (a).................          55,900        106,210
Harleysville Group, Inc. ..............................           1,682         53,504
Horace Mann Educators Corp. ...........................           5,013         41,959
Infinity Property & Casualty Corp. (a).................           1,898         64,399
IPC Holdings, Ltd. ....................................           6,077        164,322
Kansas City Life Insurance Co. (a).....................             463         16,599
Maiden Holdings, Ltd. (a)..............................           7,358         32,890
Max Capital Group, Ltd. (a)............................           6,093        105,043
MBIA, Inc. (a)(b)......................................          30,033        137,551
Mercury General Corp. .................................           3,402        101,039
Montpelier Re Holdings, Ltd. (a).......................          10,992        142,456
National Financial Partners Corp. (a)..................           4,450         14,240
National Interstate Corp. (a)..........................             769         13,004
National Western Life Insurance Co. (Class A)..........             266         30,058
Navigators Group, Inc. (b).............................           1,724         81,338
OneBeacon Insurance Group, Ltd. (a)....................           3,011         29,086
Platinum Underwriters Holdings, Ltd. ..................           6,180        175,265
PMA Capital Corp. (Class A) (b)........................           4,100         17,097
Presidential Life Corp. (a)............................           2,871         22,365
ProAssurance Corp. (b).................................           4,042        188,438
Protective Life Corp. (a)..............................           9,000         47,250
RLI Corp. (a)..........................................           2,515        126,253
Safety Insurance Group, Inc. ..........................           2,110         65,579
Selective Insurance Group, Inc. .......................           6,865         83,478
StanCorp Financial Group, Inc. (a).....................           6,320        143,970
State Auto Financial Corp. ............................           1,775         31,240
Stewart Information Services Corp. (a).................           2,202         42,939
The Phoenix Cos., Inc. (a).............................          12,433         14,547
United Fire & Casualty Co. (a).........................           3,006         66,012
Unitrin, Inc. (a)......................................           5,914         82,678
Validus Holdings, Ltd. (a).............................           4,133         97,869
XL Capital, Ltd. (Class A).............................          42,700        233,142
Zenith National Insurance Corp. .......................           4,793        115,559
                                                                          ------------
                                                                             4,173,996
                                                                          ------------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. (a)................................          10,516         46,901
                                                                          ------------
IT SERVICES -- 1.0%
CACI International, Inc. (Class A) (a)(b)..............           3,900        142,311
Convergys Corp. (a)(b).................................          14,787        119,479
CSG Systems International, Inc. (b)....................           4,535         64,760
infoUSA, Inc. (b)......................................           3,883         16,153
MAXIMUS, Inc. (a)......................................           2,235         89,087
MoneyGram International, Inc. (a)(b)...................          10,164         11,993
Unisys Corp. (a)(b)....................................          42,290         22,414
VeriFone Holdings, Inc. (b)............................           9,600         65,280
                                                                          ------------
                                                                               531,477
                                                                          ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.7%
Brunswick Corp. (a)....................................          11,321         39,057
Callaway Golf Co. (a)..................................           8,303         59,616
Eastman Kodak Co. (a)..................................          34,700        131,860
JAKKS Pacific, Inc. (a)(b).............................           3,494         43,151
Leapfrog Enterprises, Inc. (a)(b)......................           4,300          5,934
Polaris Industries, Inc. (a)...........................           4,228         90,648
RC2 Corp. (a)(b).......................................           2,019         10,640
                                                                          ------------
                                                                               380,906
                                                                          ------------

SPDR DOW JONES SMALL CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
AMAG Pharmaceuticals, Inc. (a)(b)......................           2,231   $     82,034
Bio-Rad Laboratories, Inc. (Class A) (b)...............           2,500        164,750
Cambrex Corp. (b)......................................           3,330          7,592
Varian, Inc. (b).......................................           3,712         88,123
                                                                          ------------
                                                                               342,499
                                                                          ------------
MACHINERY -- 3.6%
Albany International Corp. (Class A) (a)...............           3,412         30,879
Ampco-Pittsburgh Corp. (a).............................             967         12,822
Astec Industries, Inc. (a)(b)..........................           2,231         58,519
Barnes Group, Inc. (a).................................           5,608         59,950
Blount International, Inc. (a)(b)......................           4,444         20,531
Briggs & Stratton Corp. (a)............................           6,362        104,973
Cascade Corp. (a)......................................           1,122         19,781
CIRCOR International, Inc. (a).........................           2,136         48,103
Colfax Corp. (a)(b)....................................           3,377         23,200
Crane Co. (a)..........................................           6,735        113,687
EnPro Industries, Inc. (a)(b)..........................           2,605         44,545
Federal Signal Corp. (a)...............................           6,150         32,410
Freightcar America, Inc. (a)...........................           1,407         24,665
IDEX Corp. (a).........................................          10,650        232,915
Kaydon Corp. ..........................................           4,466        122,056
Kennametal, Inc. (a)...................................           9,452        153,217
Mueller Industries, Inc. ..............................           4,809        104,307
Mueller Water Products, Inc. (Class A) (a).............          14,832         48,946
NACCO Industries, Inc. (a).............................             713         19,379
Oshkosh Corp. .........................................           9,600         64,704
Robbins & Myers, Inc. (a)..............................           3,353         50,865
Sauer-Danfoss, Inc. (a)................................           1,299          3,170
Tecumseh Products Co. (Class A) (a)(b).................           1,806          8,163
Tennant Co. (a)........................................           2,169         20,324
The Greenbrier Cos., Inc. (a)..........................           1,712          6,266
The Timken Co. ........................................           9,968        139,153
Trinity Industries, Inc. (a)...........................          10,321         94,334
Valmont Industries, Inc. (a)...........................           2,460        123,517
Watts Water Technologies, Inc. (a).....................           3,758         73,506
                                                                          ------------
                                                                             1,858,887
                                                                          ------------
MARINE -- 0.4%
Alexander & Baldwin, Inc. (a)..........................           5,371        102,210
Eagle Bulk Shipping, Inc. (a)..........................           6,256         26,588
Excel Maritime Carriers, Ltd. (a)......................           4,664         21,082
Genco Shipping & Trading, Ltd. (a).....................           4,071         50,236
                                                                          ------------
                                                                               200,116
                                                                          ------------
MEDIA -- 1.0%
Belo Corp. ............................................          10,475          6,390
Cox Radio, Inc. (Class A) (a)(b).......................           2,109          8,647
Cumulus Media, Inc. (a)(b).............................           3,923          3,962
Fisher Communications, Inc. (a)........................             775          7,564
Gannett Co., Inc. (a)..................................          29,700         65,340
Harte-Hanks, Inc. (a)..................................           5,144         27,520
Hearst-Argyle Television, Inc. (a).....................           2,883         11,993
Journal Communications, Inc. (a).......................           4,317          3,238
Meredith Corp. (a).....................................           4,728         78,674
Regal Entertainment Group (a)..........................          10,074        135,092
Scholastic Corp. (a)...................................           4,113         61,983
Sinclair Broadcast Group, Inc. (a).....................           6,042          6,223
The New York Times Co. (Class A) (a)...................          14,929         67,479
Valassis Communications, Inc. (b)......................           5,106          8,017
Value Line, Inc. ......................................             200          5,468
World Wrestling Entertainment, Inc. (Class A) (a)......           2,529         29,185
                                                                          ------------
                                                                               526,775
                                                                          ------------
METALS & MINING -- 1.2%
AMCOL International Corp. (a)..........................           3,274         48,586
Carpenter Technology Corp. (a).........................           5,676         80,145
Century Aluminum Co. (a)(b)............................           7,169         15,127
Commercial Metals Co. (a)..............................          14,470        167,128
Haynes International, Inc. (b).........................           1,592         28,369
Kaiser Aluminum Corp. (a)..............................           2,048         47,350
Olympic Steel, Inc. ...................................           1,260         19,114
RTI International Metals, Inc. (a)(b)..................           2,944         34,445
Schnitzer Steel Industries, Inc. (Class A) (a).........           2,667         83,717
US Gold Corp. (b)......................................           7,500         15,300
WHX Corp. (a)(b).......................................           3,658         24,509
Worthington Industries, Inc. (a).......................           8,260         71,945
                                                                          ------------
                                                                               635,735
                                                                          ------------
MULTI-UTILITIES -- 0.9%
Avista Corp. ..........................................           6,997         96,419
Black Hills Corp. (a)..................................           4,923         88,072
CH Energy Group, Inc. (a)..............................           2,053         96,286
NorthWestern Corp. ....................................           4,652         99,925
PNM Resources, Inc. ...................................          10,142         83,773
                                                                          ------------
                                                                               464,475
                                                                          ------------
MULTILINE RETAIL -- 0.6%
Big Lots, Inc. (a)(b)..................................          10,531        218,834
Dillard's, Inc. (Class A) (a)..........................           7,763         44,249
Saks, Inc. (a)(b)......................................          16,174         30,246
                                                                          ------------
                                                                               293,329
                                                                          ------------
OIL, GAS & CONSUMABLE FUELS -- 6.0%
Alliance Holdings GP LP (a)............................           2,200         35,354
Alliance Resource Partners LP..........................           2,657         77,319
Atlas Energy Resources LLC (a).........................           4,400         46,420
Atlas Pipeline Partners LP (a).........................           5,457         21,391
BP Prudhoe Bay Royalty Trust (a).......................           2,778        180,876
BreitBurn Energy Partners LP (a).......................           6,800         44,404
Buckeye GP Holdings LP.................................           1,449         23,300
Calumet Specialty Products Partners LP (a).............           1,949         21,244
Capital Product Partners LP............................           1,512         10,433
Clayton Williams Energy, Inc. (a)(b)...................           1,262         36,901
Contango Oil & Gas Co. (a)(b)..........................           1,741         68,247
Copano Energy LLC......................................           5,524         73,580
Crosstex Energy LP.....................................           4,563          8,670
Crosstex Energy, Inc. (a)..............................           5,900          9,676
DCP Midstream Partners LP..............................           3,138         44,120
DHT Maritime, Inc. (a).................................           5,026         19,300
Dorchester Minerals LP (a).............................           3,456         56,436
Encore Acquisition Co. (a)(b)..........................           6,496        151,162
Encore Energy Partners LP..............................           3,589         51,179
EV Energy Partner LP (a)...............................           1,704         24,708
Foundation Coal Holdings, Inc. (a).....................           5,800         83,230
General Maritime Corp. ................................           6,721         47,047
Genesis Energy LP......................................           3,900         39,897

SPDR DOW JONES SMALL CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------
Harvest Natural Resources, Inc. (a)(b).................           4,050   $     13,730
Hiland Partners LP.....................................             715          5,656
Holly Energy Partners LP (a)...........................             967         22,454
Hugoton Royalty Trust (a)..............................           5,152         49,253
Inergy Holdings LP (a).................................           1,340         40,803
Inergy LP (a)..........................................           5,960        130,643
James River Coal Co. (a)(b)............................           3,580         44,177
K-Sea Transportation Partners LP (a)...................           1,668         29,524
Linn Energy LLC (a)....................................          14,083        209,837
Markwest Energy Partners LP (a)........................           6,305         73,075
Martin Midstream Partners LP (a).......................           1,232         23,125
Massey Energy Co. .....................................          10,900        110,308
Natural Resource Partners LP (a).......................           4,112         91,821
NuStar GP Holdings LLC (a).............................           4,461         91,941
OSG America LP.........................................             968          7,889
Overseas Shipholding Group, Inc. (a)...................           2,751         62,365
Penn Virginia Resource Partners LP.....................           4,088         46,603
Pioneer Southwest Energy Partners LP...................           1,066         16,789
Ship Finance International, Ltd. (a)...................           5,152         33,797
Southern Union Co. (a).................................          13,431        204,420
Stone Energy Corp. (a)(b)..............................           3,946         13,140
Sunoco Logistics Partners LP...........................           2,085        107,523
TC Pipelines LP (a)....................................           2,054         61,106
Teekay Corp. (a).......................................           5,500         78,265
Teekay LNG Partners LP (a).............................           2,219         37,257
TransMontaigne Partners LP.............................           1,200         20,124
USEC, Inc. (a)(b)......................................          14,237         68,338
W&T Offshore, Inc. (a).................................           3,189         19,612
Walter Industries, Inc. (a)............................           7,000        160,090
Williams Partners LP (a)...............................           5,247         58,557
                                                                          ------------
                                                                             3,107,116
                                                                          ------------
PAPER & FOREST PRODUCTS -- 0.5%
Buckeye Technologies, Inc. (a)(b)......................           4,458          9,496
Clearwater Paper Corp (a)(b)...........................           1,308         10,503
Deltic Timber Corp. (a)................................           1,445         56,948
Domtar Corp. (b).......................................          63,400         60,230
Glatfelter (a).........................................           5,809         36,248
Louisiana-Pacific Corp. (a)............................          13,836         30,854
Neenah Paper, Inc. (a).................................           1,664          6,040
Schweitzer-Mauduit International, Inc. (a).............           2,055         37,935
Wausau-Mosinee Paper Corp. ............................           6,383         33,575
                                                                          ------------
                                                                               281,829
                                                                          ------------
PERSONAL PRODUCTS -- 0.1%
Nu Skin Enterprises, Inc. (Class A)....................           6,733         70,629
                                                                          ------------
PHARMACEUTICALS -- 0.1%
Par Pharmaceutical Cos., Inc. (a)(b)...................           4,458         42,217
                                                                          ------------
PROFESSIONAL SERVICES -- 0.2%
CDI Corp. (a)..........................................           1,484         14,425
Kelly Services, Inc. (Class A) (a).....................           3,578         28,803
School Specialty, Inc. (a)(b)..........................           2,068         36,376
Volt Information Sciences, Inc. (a)(b).................           1,148          7,634
                                                                          ------------
                                                                                87,238
                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS -- 10.8%
Acadia Realty Trust (a)................................           3,979         42,217
Alexandria Real Estate Equities, Inc. (a)..............           5,024        182,874
American Campus Communities, Inc. (a)..................           5,429         94,247
American Capital Agency Corp. .........................           1,300         22,243
Anthracite Capital, Inc. (a)...........................           8,427          2,865
Anworth Mortgage Asset Corp. ..........................          12,807         78,507
Apartment Investment & Management Co. (Class A) (a)....          15,100         82,748
Ashford Hospitality Trust, Inc. (a)....................          12,440         19,158
Brandywine Realty Trust (a)............................          11,419         32,544
BRE Properties, Inc. (a)...............................           6,652        130,579
Camden Property Trust..................................           6,800        146,744
Capital Lease Funding, Inc. (a)........................           6,461         12,728
CapitalSource, Inc. (a)................................          29,600         36,112
Capstead Mortgage Corp. ...............................           7,626         81,903
CBL & Associates Properties, Inc. (a)..................           8,870         20,933
Chimera Investment Corp. (a)...........................          22,921         77,015
Colonial Properties Trust (a)..........................           5,579         21,256
Cousins Properties, Inc. (a)...........................           5,301         34,138
DCT Industrial Trust, Inc. (a).........................          22,142         70,190
Developers Diversified Realty Corp. (a)................          15,400         32,802
DiamondRock Hospitality Co. (a)........................          11,641         46,680
Douglas Emmett, Inc. (a)...............................          14,071        103,985
Duke Realty Corp. (a)..................................          18,800        103,400
DuPont Fabros Technology, Inc. (a).....................           4,256         29,281
EastGroup Properties, Inc. (a).........................           3,194         89,656
Education Realty Trust, Inc. (a).......................           3,275         11,430
Entertainment Properties Trust (a).....................           4,262         67,169
Equity One, Inc. (a)...................................           4,395         53,575
Essex Property Trust, Inc. (a).........................           3,426        196,447
Extra Space Storage, Inc. (a)..........................          11,037         60,814
FelCor Lodging Trust, Inc. (a).........................           7,185          9,772
First Industrial Realty Trust, Inc. (a)................           5,079         12,444
First Potomac Realty Trust.............................           3,568         26,225
Franklin Street Properties Corp. (a)...................           8,274        101,770
Getty Realty Corp. (a).................................           2,257         41,416
Hatteras Financial Corp. (a)...........................           4,644        116,054
Healthcare Realty Trust, Inc. (a)......................           7,586        113,714
Highwoods Properties, Inc. (a).........................           8,227        176,222
Home Properties, Inc. (a)..............................           4,130        126,585
Hospitality Properties Trust (a).......................          12,118        145,416
HRPT Properties Trust (a)..............................          29,150         92,989
Inland Real Estate Corp. (a)...........................           7,693         54,543
Investors Real Estate Trust (a)........................           7,565         74,591
iStar Financial, Inc. (a)..............................          14,880         41,813
Kilroy Realty Corp. (a)................................           4,253         73,109
Kite Realty Group Trust (a)............................           3,931          9,631
LaSalle Hotel Properties (a)...........................           5,461         31,892
Lexington Realty Trust (a).............................          10,036         23,886
LTC Properties, Inc. ..................................           2,702         47,393
Mack-Cali Realty Corp. ................................           8,500        168,385
Maguire Properties, Inc. (a)(b)........................           3,950          2,844
Medical Properties Trust, Inc. (a).....................           9,911         36,175
MFA Financial, Inc. ...................................          28,724        168,897
Mid-America Apartment Communities, Inc. (a)............           3,673        113,239
National Health Investors, Inc. (a)....................           2,979         80,046
National Retail Properties, Inc. (a)...................          10,161        160,950
NorthStar Realty Finance Corp. (a).....................           7,223         16,757
Omega Healthcare Investors, Inc. (a)...................          10,590        149,107
Parkway Properties, Inc. (a)...........................           2,076         21,383
Pennsylvania Real Estate Investment Trust (a)..........           4,519         16,042

SPDR DOW JONES SMALL CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------
Post Properties, Inc. (a)..............................           5,688   $     57,676
Potlatch Corp. ........................................           5,081        117,828
PS Business Parks, Inc. ...............................           2,024         74,584
RAIT Investment Trust (a)..............................           7,012          8,555
Ramco-Gershenson Properties Trust (a)..................           2,124         13,700
Redwood Trust, Inc. (a)................................           6,600        101,310
Saul Centers, Inc. ....................................           1,510         34,685
Senior Housing Properties Trust........................          15,456        216,693
SL Green Realty Corp. (a)..............................           7,400         79,920
Sovran Self Storage, Inc. .............................           2,856         57,348
Strategic Hotels & Resorts, Inc. (a)...................           8,569          5,913
Sun Communities, Inc. (a)..............................           2,200         26,026
Sunstone Hotel Investors, Inc. (a).....................           6,305         16,582
The Macerich Co. (a)...................................           9,800         61,348
U-Store-It Trust.......................................           5,464         11,037
UDR, Inc. (a)..........................................          17,600        151,536
Universal Health Realty Income Trust...................           1,397         40,834
Urstadt Biddle Properties (a)..........................             486          6,512
Urstadt Biddle Properties (Class A) (a)................           2,334         31,322
Washington Real Estate Investment Trust (a)............           6,775        117,208
Weingarten Realty Investors (a)........................          10,400         99,008
                                                                          ------------
                                                                             5,567,155
                                                                          ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Avatar Holdings, Inc. (b)..............................             668         10,006
Forest City Enterprises, Inc. (Class A) (a)............           9,000         32,400
Forestar Real Estate Group, Inc. (a)(b)................           4,331         33,132
Jones Lang LaSalle, Inc. (a)...........................           4,449        103,484
                                                                          ------------
                                                                               179,022
                                                                          ------------
ROAD & RAIL -- 0.7%
Amerco, Inc. (a)(b)....................................             749         25,114
Arkansas Best Corp. (a)................................           2,984         56,756
Avis Budget Group, Inc. (b)............................          11,995         10,916
Con-way, Inc. (a)......................................           5,982        107,257
Patriot Transportation Holding, Inc. (a)(b)............             200         12,464
Werner Enterprises, Inc. (a)...........................           6,635        100,321
YRC Worldwide, Inc. (a)(b).............................           7,660         34,393
                                                                          ------------
                                                                               347,221
                                                                          ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
Actel Corp. (a)(b).....................................           3,304         33,436
DSP Group, Inc. (a)(b).................................           3,113         13,448
Exar Corp. (a)(b)......................................           4,690         29,266
Fairchild Semiconductor International, Inc. (b)........          16,033         59,803
Lattice Semiconductor Corp. (a)(b).....................          13,633         18,814
Veeco Instruments, Inc. (a)(b).........................           4,236         28,254
                                                                          ------------
                                                                               183,021
                                                                          ------------
SOFTWARE -- 1.2%
Compuware Corp. (a)(b).................................          31,805        209,595
Fair Isaac Corp. ......................................           6,300         88,641
JDA Software Group, Inc. (b)...........................           4,000         46,200
Novell, Inc. (b).......................................          44,596        189,979
Renaissance Learning, Inc. ............................             871          7,813
Take-Two Interactive Software, Inc. (a)................           9,977         83,308
                                                                          ------------
                                                                               625,536
                                                                          ------------
SPECIALTY RETAIL -- 3.2%
Asbury Automotive Group, Inc. (a)......................           3,664         15,792
AutoNation, Inc. (a)(b)................................          14,348        199,150
Barnes & Noble, Inc. (a)...............................           4,886        104,463
Brown Shoe Co., Inc. (a)...............................           5,011         18,791
Collective Brands, Inc. (a)(b).........................           8,231         80,170
Foot Locker, Inc. .....................................          20,035        209,967
Genesco, Inc. (a)(b)...................................           2,522         47,489
Group 1 Automotive, Inc. (a)...........................           3,106         43,391
Jo-Ann Stores, Inc. (a)(b).............................           3,264         53,334
OfficeMax, Inc. (a)....................................           9,843         30,710
Penske Automotive Group, Inc. (a)......................           5,150         48,050
RadioShack Corp. (a)...................................          16,183        138,688
Rent-A-Center, Inc. (a)(b).............................           8,611        166,795
Sally Beauty Holdings, Inc. (a)(b).....................          10,824         61,480
Signet Jewelers, Ltd. .................................          11,000        125,950
Stage Stores, Inc. ....................................           4,932         49,715
Talbots, Inc. .........................................           2,626          9,217
The Buckle, Inc. (a)...................................           3,069         97,993
The Cato Corp. (Class A)...............................           3,567         65,205
The Children's Place Retail Stores, Inc. (a)(b)........           3,100         67,859
The Pep Boys -- Manny, Moe & Jack (a)..................           5,852         25,807
                                                                          ------------
                                                                             1,660,016
                                                                          ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
Columbia Sportswear Co. (a)............................           1,945         58,194
Hanesbrands, Inc. (a)(b)...............................          12,120        115,988
Jones Apparel Group, Inc. (a)..........................          11,019         46,500
Kenneth Cole Productions, Inc. (Class A) (a)...........             931          5,949
Liz Claiborne, Inc. (a)................................          12,638         31,216
Movado Group, Inc. (a).................................           2,153         16,234
Oxford Industries, Inc. (a)............................           1,609          9,928
Phillips-Van Heusen Corp. (a)..........................           6,601        149,711
Skechers USA, Inc. (a)(b)..............................           4,246         28,321
The Timberland Co. (Class A) (a)(b)....................           6,109         72,941
UniFirst Corp. (a).....................................           1,712         47,662
Weyco Group, Inc. (a)..................................           1,300         33,696
Wolverine World Wide, Inc. (a).........................           6,317         98,419
                                                                          ------------
                                                                               714,759
                                                                          ------------
THRIFTS & MORTGAGE FINANCE -- 2.5%
Astoria Financial Corp. (a)............................          11,309        103,930
Bank Mutual Corp. (a)..................................           6,308         57,150
BankFinancial Corp. (a)................................           2,600         25,922
Berkshire Hills Bancorp, Inc. .........................           1,500         34,380
Brookline Bancorp, Inc. (a)............................           7,567         71,887
Clifton Savings Bancorp, Inc. (a)......................           1,264         12,640
Danvers Bancorp, Inc. .................................           2,300         31,763
Dime Community Bancshares (a)..........................           3,974         37,276
Doral Financial Corp. (a)(b)...........................             500            900
Fannie Mae (a).........................................         139,030         97,321
First Financial Holdings, Inc. (a).....................           1,390         10,634
First Financial Northwest, Inc. .......................           2,500         20,850
First Niagara Financial Group, Inc. ...................          15,284        166,596
Flushing Financial Corp. (a)...........................           2,303         13,864

SPDR DOW JONES SMALL CAP VALUE ETF (FORMERLY SPDR DJ WILSHIRE SMALL CAP VALUE
ETF)
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------
Freddie Mac (a)........................................          83,466   $     63,434
Guaranty Financial Group, Inc. (a)(b)..................           7,468          7,841
Kearny Financial Corp. (a).............................           2,793         29,271
Meridian Interstate Bancorp, Inc. (a)(b)...............           1,300         10,946
MGIC Investment Corp. (a)..............................          14,831         21,060
Northwest Bancorp, Inc. (a)............................           2,507         42,368
Provident Financial Services, Inc. (a).................           7,194         77,767
Provident New York Bancorp.............................           4,962         42,425
Radian Group, Inc. (a).................................           9,223         16,786
Rockville Financial, Inc. (a)..........................           1,100         10,010
Roma Financial Corp. (a)...............................             934         12,095
The PMI Group, Inc. (a)................................           9,315          5,775
TrustCo Bank Corp. NY (a)..............................           9,733         58,593
Washington Federal, Inc. (a)...........................          11,350        150,841
Westfield Financial, Inc. .............................           3,800         33,440
WSFS Financial Corp. ..................................             714         15,965
                                                                          ------------
                                                                             1,283,730
                                                                          ------------
TOBACCO -- 0.5%
Alliance One International, Inc. (b)...................          10,455         40,147
Star Scientific, Inc. (a)(b)...........................           9,000         38,520
Universal Corp. (a)....................................           3,271         97,868
Vector Group, Ltd. (a).................................           4,930         64,041
                                                                          ------------
                                                                               240,576
                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Aceto Corp. ...........................................           3,200         19,072
Aircastle, Ltd. (a)....................................           5,702         26,514
Applied Industrial Technologies, Inc. (a)..............           4,979         83,996
GATX Corp. (a).........................................           5,544        112,155
Kaman Corp. (Class A) (a)..............................           3,239         40,617
Lawson Products, Inc. .................................             499          6,073
TAL International Group, Inc. .........................           1,700         12,444
Textainer Group Holdings, Ltd. (a).....................           2,047         13,817
United Rentals, Inc. (a)(b)............................           6,669         28,077
Watsco, Inc. (a).......................................           3,196        108,760
                                                                          ------------
                                                                               451,525
                                                                          ------------
TRANSPORTATION INFRASTRUCTURE -- 0.0% (c)
Macquarie Infrastructure Co. LLC (a)...................           5,193          7,166
                                                                          ------------
WATER UTILITIES -- 0.5%
American States Water Co. (a)..........................           2,247         81,611
California Water Service Group (a).....................           2,470        103,394
Connecticut Water Service, Inc. (a)....................           1,100         22,308
Middlesex Water Co. ...................................           1,600         23,040
SJW Corp. (a)..........................................           1,673         42,545
                                                                          ------------
                                                                               272,898
                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
USA Mobility, Inc. (a).................................           2,978         27,427
                                                                          ------------
TOTAL COMMON STOCKS --
  (Cost $94,969,510)...................................                     51,478,421
                                                                          ------------
RIGHTS -- 0.0% (c)
INSURANCE -- 0.0% (c)
United America Industry, Ltd. (b) (expiring 4/6/09)
  (Cost $0)............................................           2,050            961
                                                                          ------------
SHORT TERM INVESTMENTS -- 27.7%
MONEY MARKET FUNDS -- 27.7%
State Street Navigator Securities Lending Prime
  Portfolio (e)(f).....................................      13,795,944     13,795,944
STIC Prime Portfolio...................................         537,653        537,653
                                                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $14,333,597)...................................                     14,333,597
                                                                          ------------
TOTAL INVESTMENTS -- 127.4%
  (Cost $109,303,107)..................................                     65,812,979
OTHER ASSETS AND LIABILITIES -- (27.4)%................                    (14,152,706)
                                                                          ------------
NET ASSETS -- 100.0%...................................                   $ 51,660,273
                                                                          ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                                       SHARES       VALUE
--------------------                                     ---------   -----------
COMMON STOCKS -- 99.3%
AUSTRALIA -- 1.7%
BHP Billiton Ltd. ADR..................................     26,623   $ 1,187,386
                                                                     -----------
BRAZIL -- 0.9%
Petroleo Brasileiro SA ADR.............................     24,577       602,137
                                                                     -----------
FINLAND -- 1.0%
Nokia Oyj ADR..........................................     60,320       703,935
                                                                     -----------
FRANCE -- 5.4%
BNP Paribas SA.........................................     13,617       562,628
France Telecom SA ADR..................................     30,148       683,154
Sanofi-Aventis SA ADR..................................     32,837       917,137
Total SA ADR...........................................     33,353     1,636,298
                                                                     -----------
                                                                       3,799,217
                                                                     -----------
GERMANY -- 3.0%
Allianz SE ADR.........................................     71,793       600,190
E.ON AG................................................     28,904       802,439
Siemens AG ADR.........................................     12,961       738,388
                                                                     -----------
                                                                       2,141,017
                                                                     -----------
ITALY -- 1.1%
Eni SpA ADR............................................     19,338       741,032
                                                                     -----------
JAPAN -- 3.5%
Mitsubishi UFJ Financial Group, Inc. ADR (a)...........    183,543       903,031
Toyota Motor Corp. ADR (a).............................     23,986     1,518,314
                                                                     -----------
                                                                       2,421,345
                                                                     -----------
NETHERLANDS ANTILLES -- 1.1%
Schlumberger, Ltd. (a).................................     18,939       769,302
                                                                     -----------
SOUTH KOREA -- 1.1%
Samsung Electronics Co., Ltd. GDR*.....................      3,953       807,400
                                                                     -----------
SPAIN -- 3.1%
Banco Santander SA ADR (a).............................    129,328       892,363
Telefonica SA ADR......................................     21,705     1,294,052
                                                                     -----------
                                                                       2,186,415
                                                                     -----------
SWITZERLAND -- 7.1%
Nestle SA..............................................     57,735     1,953,866
Novartis AG ADR........................................     38,844     1,469,468
Roche Holding AG.......................................     11,150     1,531,709
                                                                     -----------
                                                                       4,955,043
                                                                     -----------
UNITED KINGDOM -- 11.6%
BP PLC ADR (a).........................................     49,645     1,990,764
GlaxoSmithKline PLC ADR................................     45,350     1,409,025
HSBC Holdings PLC ADR (a)..............................     54,665     1,542,646
Rio Tinto PLC ADR (a)..................................      3,506       470,014
Royal Dutch Shell PLC ADR..............................     28,148     1,246,956
Vodafone Group PLC ADR.................................     83,810     1,459,970
                                                                     -----------
                                                                       8,119,375
                                                                     -----------
UNITED STATES -- 58.7%
Abbott Laboratories....................................     24,401     1,163,928
Apple, Inc. (a)(b).....................................     14,136     1,485,976
AT&T, Inc. ............................................     94,246     2,374,999
Bank of America Corp. (a)..............................    101,641       693,192
Chevron Corp. (a)......................................     31,827     2,140,047
Cisco Systems, Inc. (b)................................     93,404     1,566,385
ConocoPhillips.........................................     21,913       858,113
Exxon Mobil Corp. .....................................     78,387     5,338,155
General Electric Co. (a)...............................    167,655     1,694,992
Hewlett-Packard Co. ...................................     38,194     1,224,500
Intel Corp. ...........................................     88,297     1,328,870
International Business Machines Corp. .................     21,463     2,079,550
Johnson & Johnson......................................     43,906     2,309,455
JPMorgan Chase & Co. ..................................     59,187     1,573,190
Merck & Co., Inc. (a)..................................     33,524       896,767
Microsoft Corp. (a)....................................    125,610     2,307,456
Oracle Corp. (b).......................................     61,510     1,111,486
PepsiCo, Inc. .........................................     24,844     1,278,969
Pfizer, Inc. ..........................................    106,962     1,456,822
Philip Morris International, Inc. .....................     32,153     1,144,004
Procter & Gamble Co. ..................................     46,475     2,188,508
The Coca-Cola Co. .....................................     33,743     1,483,005
Verizon Communications, Inc. ..........................     45,414     1,371,503
Wal-Mart Stores, Inc. .................................     38,766     2,019,709
                                                                     -----------
                                                                      41,089,581
                                                                     -----------
TOTAL COMMON STOCKS --
  (Cost $109,282,634)..................................               69,523,185
                                                                     -----------
RIGHTS -- 0.2%
UNITED STATES -- 0.2%
HSBC Holdings PLC ADR (a)(b)
  (expired 3/31/09)
  (Cost $0)............................................     15,936       166,850
                                                                     -----------
SHORT TERM INVESTMENTS -- 11.3%
MONEY MARKET FUNDS -- 11.3%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................  7,538,505     7,538,505
STIC Prime Portfolio...................................    367,998       367,998
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $7,906,503)....................................                7,906,503
                                                                     -----------
TOTAL INVESTMENTS -- 110.8% (Cost $117,189,137)........               77,596,538
OTHER ASSET AND
  LIABILITIES -- (10.8)%...............................               (7,560,088)
                                                                     -----------
NET ASSETS -- 100.0%...................................              $70,036,450
                                                                     ===========




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
ADR = American Depositary Receipt
GDR = Global Depositary Receipts
* Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF MARCH 31, 2009*


                                                         PERCENT OF
INDUSTRY                                                 NET ASSETS
--------                                                 ----------
Oil, Gas & Consumable Fuels............................      20.8%
Pharmaceuticals........................................      15.9
Diversified Telecommunication Services.................       8.2
Computers & Peripherals................................       6.8
Commercial Banks.......................................       5.8
Software...............................................       4.9
Beverages..............................................       3.9
Industrial Conglomerates...............................       3.5
Communications Equipment...............................       3.2
Diversified Financial Services.........................       3.2
Household Products.....................................       3.1
Semiconductors & Semiconductor Equipment...............       3.1
Food & Staples Retailing...............................       2.9
Food Products..........................................       2.8
Metals & Mining........................................       2.4
Automobiles............................................       2.2
Wireless Telecommunication Services....................       2.1
Tobacco................................................       1.6
Electric Utilities.....................................       1.1
Energy Equipment & Services............................       1.1
Insurance..............................................       0.9
Short-Term Investments.................................      11.3
Other Assets & Liabilities.............................     (10.8)
                                                            -----
TOTAL..................................................     100.0%
                                                            =====



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DOW JONES REIT ETF (FORMERLY SPDR DJ WILSHIRE REIT ETF)
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                        SHARES         VALUE
--------------------                                     -----------   -------------
COMMON STOCKS -- 101.2%
DIVERSIFIED REITS -- 8.7%
Colonial Properties Trust(a)...........................      304,821   $   1,161,368
Liberty Property Trust.................................      712,507      13,494,883
PS Business Parks, Inc. ...............................      111,453       4,107,043
Vornado Realty Trust (a)...............................    1,064,373      35,379,758
Washington Real Estate Investment Trust (a)............      380,560       6,583,688
                                                                       -------------
                                                                          60,726,740
                                                                       -------------
INDUSTRIAL REITS -- 5.7%
AMB Property Corp. (a).................................    1,010,896      14,556,903
DCT Industrial Trust, Inc. ............................    1,247,271       3,953,849
DuPont Fabros Technology, Inc. ........................      256,808       1,766,839
EastGroup Properties, Inc. ............................      180,775       5,074,354
First Industrial Realty Trust, Inc. (a)................      320,811         785,987
First Potomac Realty Trust.............................      198,104       1,456,064
ProLogis (a)...........................................    1,929,959      12,544,734
                                                                       -------------
                                                                          40,138,730
                                                                       -------------
OFFICE REITS -- 17.1%
Alexandria Real Estate Equities, Inc. (a)..............      282,400      10,279,360
BioMed Realty Trust, Inc. .............................      583,695       3,951,615
Boston Properties, Inc. (a)............................      864,214      30,273,416
Brandywine Realty Trust................................      641,753       1,828,996
Corporate Office Properties Trust (a)..................      374,776       9,305,688
Cousins Properties, Inc. (a)...........................      296,965       1,912,455
Digital Realty Trust, Inc. (a).........................      508,969      16,887,591
Douglas Emmett, Inc. (a)...............................      791,595       5,849,887
Duke Realty Corp. (a)..................................    1,057,719       5,817,454
Highwoods Properties, Inc. ............................      461,476       9,884,816
HRPT Properties Trust..................................    1,637,660       5,224,135
Kilroy Realty Corp. (a)................................      240,345       4,131,531
Mack-Cali Realty Corp. ................................      477,016       9,449,687
Parkway Properties, Inc. (a)...........................      110,525       1,138,408
SL Green Realty Corp. (a)..............................      414,435       4,475,898
                                                                       -------------
                                                                         120,410,937
                                                                       -------------
RESIDENTIAL REITS -- 19.1%
American Campus Communities, Inc. .....................      307,341       5,335,440
Apartment Investment & Management Co. (Class A) (a)....      848,934       4,652,158
Associated Estates Realty Corp. .......................      119,886         680,952
Avalonbay Communities, Inc. (a)........................      577,092      27,157,950
BRE Properties, Inc. (a)...............................      371,489       7,292,329
Camden Property Trust (a)..............................      382,760       8,259,961
Education Realty Trust, Inc. ..........................      194,686         679,454
Equity Lifestyle Properties, Inc. (a)..................      164,918       6,283,376
Equity Residential (a).................................    1,969,195      36,134,728
Essex Property Trust, Inc. (a).........................      194,637      11,160,486
Home Properties, Inc. (a)..............................      234,507       7,187,640
Mid-America Apartment Communities, Inc. ...............      204,774       6,313,182
Post Properties, Inc. (a)..............................      320,476       3,249,627
Sun Communities, Inc. (a)..............................      123,018       1,455,303
UDR, Inc. (a)..........................................      988,245       8,508,789
                                                                       -------------
                                                                         134,351,375
                                                                       -------------
RETAIL REITS -- 21.0%
Acadia Realty Trust....................................      218,704       2,320,449
Alexander's, Inc. .....................................       18,867       3,214,559
CBL & Associates Properties, Inc. (a)..................      480,172       1,133,206
Cedar Shopping Centers, Inc. ..........................      320,371         557,446
Developers Diversified Realty Corp. (a)................      865,016       1,842,484
Equity One, Inc. (a)...................................      246,550       3,005,445
Federal Realty Investment Trust (a)....................      426,824      19,633,904
Inland Real Estate Corp. (a)...........................      432,949       3,069,608
Kimco Realty Corp. (a).................................    1,675,811      12,769,680
Kite Realty Group Trust................................      246,323         603,491
Pennsylvania Real Estate Investment Trust (a)..........      288,135       1,022,879
Ramco-Gershenson Properties Trust (a)..................      133,769         862,810
Regency Centers Corp. (a)..............................      502,741      13,357,828
Saul Centers, Inc. ....................................       82,842       1,902,881
Simon Property Group, Inc. (a).........................    1,725,907      59,785,419
Tanger Factory Outlet Centers, Inc. (a)................      229,695       7,088,388
Taubman Centers, Inc. (a)..............................      382,257       6,513,659
The Macerich Co. (a)...................................      552,971       3,461,599
Weingarten Realty Investors (a)........................      586,992       5,588,164
                                                                       -------------
                                                                         147,733,899
                                                                       -------------
SPECIALIZED REITS -- 29.6%
Ashford Hospitality Trust, Inc. (a)....................      671,861       1,034,666
DiamondRock Hospitality Co. ...........................      654,225       2,623,442
Extra Space Storage, Inc. .............................      621,084       3,422,173
FelCor Lodging Trust, Inc. (a).........................      455,497         619,476
HCP, Inc. (a)..........................................    1,835,474      32,763,211
Health Care REIT, Inc. ................................      804,482      24,609,104
Healthcare Realty Trust, Inc. (a)......................      427,297       6,405,182
Hersha Hospitality Trust...............................      348,640         662,416
Hospitality Properties Trust (a).......................      681,646       8,179,752
Host Hotels & Resorts, Inc. (a)........................    3,783,985      14,833,221
LaSalle Hotel Properties (a)...........................      297,177       1,735,514
Nationwide Health Properties, Inc. ....................      743,559      16,499,574
Public Storage (a).....................................      933,832      51,594,218
Senior Housing Properties Trust........................      872,111      12,226,996
Sovran Self Storage, Inc. .............................      158,755       3,187,801
Sunstone Hotel Investors, Inc. (a).....................      390,375       1,026,686
U-Store-It Trust.......................................      347,485         701,920
Universal Health Realty Income Trust...................       79,696       2,329,514
Ventas, Inc. (a).......................................    1,037,951      23,468,072
                                                                       -------------
                                                                         207,922,938
                                                                       -------------
TOTAL COMMON STOCKS -- (Cost $1,724,219,345)...........                  711,284,619
                                                                       -------------
SHORT TERM INVESTMENTS -- 16.0%
MONEY MARKET FUNDS -- 16.0%
State Street Navigator Securities Lending Prime
  Portfolio (b)(c).....................................  109,802,168     109,802,168
STIC Prime Portfolio...................................    2,237,886       2,237,886
                                                                       -------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $112,040,054)..................................                  112,040,054
                                                                       -------------
TOTAL INVESTMENTS -- 117.2%
  (Cost $1,836,259,399)................................                  823,324,673
OTHER ASSETS AND
  LIABILITIES -- (17.2)%...............................                 (120,728,484)
                                                                       -------------
NET ASSETS -- 100.0%...................................                $ 702,596,189
                                                                       =============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Investments of cash collateral for securities loaned.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
REIT = Real Estate Investment Trust

SPDR KBW BANK ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                        SHARES         VALUE
--------------------                                     -----------   -------------
COMMON STOCKS -- 99.7%
ASSET MANAGEMENT & CUSTODY BANKS -- 16.0%
Northern Trust Corp. ..................................      364,694   $  21,815,995
State Street Corp. (a).................................      856,864      26,374,274
The Bank of New York Mellon Corp. .....................    1,517,125      42,858,781
                                                                       -------------
                                                                          91,049,050
                                                                       -------------
CONSUMER FINANCE -- 2.9%
Capital One Financial Corp. (b)........................    1,346,263      16,478,259
                                                                       -------------
DIVERSIFIED BANKS -- 18.4%
Comerica, Inc. (b).....................................    1,156,663      21,178,500
U.S. Bancorp (b).......................................    2,868,941      41,915,228
Wells Fargo & Co. (b)..................................    2,948,421      41,985,515
                                                                       -------------
                                                                         105,079,243
                                                                       -------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 20.7%
Bank of America Corp. (b)..............................    6,967,682      47,519,591
Citigroup, Inc. (b)....................................    9,270,448      23,454,234
JPMorgan Chase & Co. ..................................    1,756,338      46,683,464
                                                                       -------------
                                                                         117,657,289
                                                                       -------------
REGIONAL BANKS -- 37.8%
BB&T Corp. (b).........................................    1,354,115      22,911,626
Commerce Bancshares, Inc. (b)..........................      449,401      16,313,256
Cullen/Frost Bankers, Inc. (b).........................      368,746      17,308,937
Fifth Third Bancorp (b)................................    4,129,641      12,058,552
Huntington Bancshares, Inc. (b)........................    4,391,653       7,290,144
Keycorp (b)............................................    2,636,633      20,750,302
M&T Bank Corp. (b).....................................      624,620      28,257,809
Marshall & Ilsley Corp. (b)............................    2,091,714      11,776,350
PNC Financial Services Group, Inc. (b).................      888,935      26,036,906
Regions Financial Corp. (b)............................    4,057,901      17,286,658
SunTrust Banks, Inc. ..................................    1,386,496      16,277,463
Synovus Financial Corp. (b)............................    1,867,277       6,068,650
Zions Bancorp(b).......................................    1,357,649      13,345,690
                                                                       -------------
                                                                         215,682,343
                                                                       -------------
THRIFTS & MORTGAGE FINANCE -- 3.9%
People's United Financial, Inc. .......................    1,237,658      22,240,714
                                                                       -------------
TOTAL COMMON STOCKS --  (Cost $1,279,554,297)..........                  568,186,898
                                                                       -------------
SHORT TERM INVESTMENTS -- 23.3%
MONEY MARKET FUNDS -- 23.3%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................  126,668,516     126,668,516
STIC Prime Portfolio...................................    6,127,649       6,127,649
                                                                       -------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $132,796,165)..................................                  132,796,165
                                                                       -------------
TOTAL INVESTMENTS -- 123.0% (Cost $1,412,350,462)......                  700,983,063
OTHER ASSETS AND LIABILITIES -- (23.0)%................                 (130,940,576)
                                                                       -------------
NET ASSETS -- 100.0%...................................                $ 570,042,487
                                                                       =============




(a) Affiliated issuer. (See accompanying notes)
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                       SHARES       VALUE
--------------------                                     ---------   -----------
COMMON STOCKS -- 99.7%
ASSET MANAGEMENT & CUSTODY BANKS -- 23.6%
Franklin Resources, Inc. ..............................     34,768   $ 1,872,952
Janus Capital Group, Inc. (a)..........................    205,613     1,367,327
Legg Mason, Inc. (a)...................................     89,479     1,422,716
SEI Investments Co. ...................................    152,702     1,864,491
State Street Corp. (b).................................    103,824     3,195,703
T. Rowe Price Group, Inc. (a)..........................     65,095     1,878,642
                                                                     -----------
                                                                      11,601,831
                                                                     -----------
INVESTMENT BANKING & BROKERAGE -- 54.3%
Greenhill & Co., Inc. (a)..............................      9,922       732,740
Investment Technology Group, Inc. (c)..................     75,896     1,936,866
Jefferies Group, Inc. (a)..............................    166,072     2,291,794
Knight Capital Group, Inc. (Class A) (a)(c)............    107,220     1,580,423
Lazard, Ltd. (Class A) (a).............................     57,944     1,703,554
Morgan Stanley.........................................    157,412     3,584,271
optionsXpress Holdings, Inc. (a).......................    138,833     1,578,531
Piper Jaffray Co., Inc.(c).............................     15,588       402,014
Raymond James Financial, Inc. (a)......................    113,825     2,242,352
Stifel Financial Corp. (a)(c)..........................     22,767       986,039
TD Ameritrade Holding Corp. (c)........................    157,426     2,174,053
The Charles Schwab Corp. ..............................    236,838     3,670,989
The Goldman Sachs Group, Inc. .........................     36,741     3,895,281
                                                                     -----------
                                                                      26,778,907
                                                                     -----------
SPECIALIZED FINANCE -- 21.8%
CME Group, Inc. .......................................     18,645     4,593,942
Interactive Brokers Group, Inc. (Class A) (c)..........     60,024       968,187
Intercontinental Exchange, Inc. (c)....................     28,009     2,085,830
NYSE Euronext..........................................     78,635     1,407,566
The Nasdaq OMX Group, Inc. (a)(c)......................     86,119     1,686,210
                                                                     -----------
                                                                      10,741,735
                                                                     -----------
TOTAL COMMON STOCKS --
  (Cost $94,593,579)...................................               49,122,473
                                                                     -----------
SHORT TERM INVESTMENTS -- 14.3%
MONEY MARKET FUNDS -- 14.3%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e).......................  6,743,345     6,743,345
STIC Prime Portfolio...................................    312,973       312,973
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $7,056,318)....................................                7,056,318
                                                                     -----------
TOTAL INVESTMENTS -- 114.0% (Cost $101,649,897)........               56,178,791
OTHER ASSETS AND
  LIABILITIES -- (14.0)%...............................               (6,897,907)
                                                                     -----------
NET ASSETS -- 100.0%...................................              $49,280,884
                                                                     ===========




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Affiliated issuer. (See accompanying notes)
(c) Non-income producing security.
(d) Investments of cash collateral for securities loaned.
(e) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                       SHARES         VALUE
--------------------                                     ----------   ------------
COMMON STOCKS -- 99.5%
ASSET MANAGEMENT & CUSTODY BANKS -- 4.6%
Ameriprise Financial, Inc. (a).........................     134,075   $  2,747,197
                                                                      ------------
INSURANCE BROKERS -- 12.0%
AON Corp. (a)..........................................      74,500      3,041,090
Marsh & McLennan Cos., Inc. (a)........................     206,630      4,184,257
                                                                      ------------
                                                                         7,225,347
                                                                      ------------
LIFE & HEALTH INSURANCE -- 25.4%
AFLAC, Inc. (a)........................................     166,775      3,228,764
Lincoln National Corp. (a).............................     162,342      1,086,068
MetLife, Inc. (a)......................................     206,466      4,701,231
Principal Financial Group, Inc. (a)....................     174,847      1,430,249
Prudential Financial, Inc. (a).........................     124,464      2,367,305
Unum Group (a).........................................     196,476      2,455,950
                                                                      ------------
                                                                        15,269,567
                                                                      ------------
MULTI-LINE INSURANCE -- 7.3%
Assurant, Inc. (a).....................................      92,394      2,012,341
Genworth Financial, Inc. (Class A) (a).................     585,757      1,112,938
Hartford Financial Services Group, Inc. (a)............     164,971      1,295,023
                                                                      ------------
                                                                         4,420,302
                                                                      ------------
PROPERTY & CASUALTY INSURANCE -- 42.8%
Axis Capital Holdings, Ltd. (a)........................     115,374      2,600,530
Chubb Corp. (a)........................................     115,084      4,870,355
Cincinnati Financial Corp. (a).........................     104,682      2,394,077
Fidelity National Financial, Inc. (Class A) (a)........     126,804      2,473,946
MBIA, Inc. (a).........................................     264,098      1,209,569
The Allstate Corp. (a).................................     134,364      2,573,071
The Progressive Corp. (a)..............................     207,326      2,786,461
The Travelers Cos., Inc. ..............................     111,664      4,538,025
XL Capital, Ltd. (Class A) (a).........................     423,416      2,311,851
                                                                      ------------
                                                                        25,757,885
                                                                      ------------
REINSURANCE -- 5.7%
Arch Capital Group, Ltd. (a)(b)........................      20,192      1,087,541
Everest Re Group, Ltd. (a).............................      33,180      2,349,144
                                                                      ------------
                                                                         3,436,685
                                                                      ------------
THRIFTS & MORTGAGE FINANCE -- 1.7%
MGIC Investment Corp. (a)..............................     729,948      1,036,526
                                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $97,945,795)...................................                 59,893,509
                                                                      ------------
SHORT TERM INVESTMENTS -- 32.4%
MONEY MARKET FUNDS -- 32.4%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d).......................  18,862,374     18,862,374
STIC Prime Portfolio...................................     665,103        665,103
                                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $19,527,477)...................................                 19,527,477
                                                                      ------------
TOTAL INVESTMENTS -- 131.9%
  (Cost $117,473,272)..................................                 79,420,986
OTHER ASSETS AND LIABILITIES -- (31.9)%................                (19,195,418)
                                                                      ------------
NET ASSETS -- 100.0%...................................               $ 60,225,568
                                                                      ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                       SHARES         VALUE
--------------------                                     ----------   ------------
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 18.3%
Cisco Systems, Inc. (a)................................     229,298   $  3,845,328
Juniper Networks, Inc. (a)(b)..........................     226,385      3,409,358
Motorola, Inc. (b).....................................     857,635      3,627,796
Nokia Oyj ADR..........................................     243,213      2,838,296
QUALCOMM, Inc. ........................................     108,908      4,237,610
Research In Motion, Ltd. (a)(b)........................      89,089      3,837,063
Telefonaktiebolaget LM Ericsson (Class B) ADR (b)......     491,168      3,973,549
                                                                      ------------
                                                                        25,769,000
                                                                      ------------
COMPUTERS & PERIPHERALS -- 21.6%
Apple, Inc. (a)........................................      42,400      4,457,088
Dell, Inc. (a).........................................     344,175      3,262,779
EMC Corp. (a)..........................................     346,976      3,955,526
Hewlett-Packard Co. ...................................     107,844      3,457,479
International Business Machines Corp. .................      45,695      4,427,389
NetApp, Inc. (a).......................................     280,657      4,164,950
Sun Microsystems, Inc. (a).............................     917,422      6,715,529
                                                                      ------------
                                                                        30,440,740
                                                                      ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.1%
Flextronics International, Ltd. (a)....................   1,532,718      4,429,555
                                                                      ------------
INTERNET & CATALOG RETAIL -- 3.9%
Amazon.com, Inc. (a)(b)................................      74,025      5,436,396
                                                                      ------------
INTERNET SOFTWARE & SERVICES -- 8.1%
eBay, Inc. (a).........................................     264,092      3,316,995
Google, Inc. (Class A) (a).............................      12,350      4,298,541
Yahoo!, Inc. (a).......................................     292,865      3,751,601
                                                                      ------------
                                                                        11,367,137
                                                                      ------------
IT SERVICES -- 7.7%
Accenture, Ltd. (Class A)..............................     118,446      3,256,080
Automatic Data Processing, Inc. .......................     101,523      3,569,549
Infosys Technologies, Ltd. ADR (b).....................     149,279      3,975,300
                                                                      ------------
                                                                        10,800,929
                                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 17.6%
Analog Devices, Inc. ..................................     201,167      3,876,488
Applied Materials, Inc. (b)............................     376,721      4,049,751
Broadcom Corp. (Class A) (a)(b)........................     217,012      4,335,900
Intel Corp. ...........................................     263,598      3,967,150
NVIDIA Corp. (a)(b)....................................     447,890      4,416,195
Texas Instruments, Inc. ...............................     253,090      4,178,516
                                                                      ------------
                                                                        24,824,000
                                                                      ------------
SOFTWARE -- 19.6%
Activision Blizzard, Inc. (a)..........................     401,680      4,201,573
Adobe Systems, Inc. (a)................................     172,450      3,688,705
Intuit, Inc. (a)(b)....................................     164,135      4,431,645
Microsoft Corp. .......................................     199,601      3,666,670
Oracle Corp. (a).......................................     214,688      3,879,412
Salesforce.com, Inc. (a)(b)............................     118,187      3,868,261
SAP AG ADR (b).........................................     110,675      3,905,721
                                                                      ------------
                                                                        27,641,987
                                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $217,994,225)..................................                140,709,744
                                                                      ------------
SHORT TERM INVESTMENTS -- 16.4%
MONEY MARKET FUNDS -- 16.4%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................  22,869,361     22,869,361
STIC Prime Portfolio...................................     259,888        259,888
                                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $23,129,249)...................................                 23,129,249
                                                                      ------------
TOTAL INVESTMENTS -- 116.3% (Cost $241,123,474)........                163,838,993
OTHER ASSETS AND LIABILITIES -- (16.3)%................                (23,006,568)
                                                                      ------------
NET ASSETS -- 100.0%...................................               $140,832,425
                                                                      ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
ADR = American Depositary Receipt

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                        SHARES         VALUE
--------------------                                     -----------   -------------
COMMON STOCKS -- 99.6%
AUTO COMPONENTS -- 1.7%
Johnson Controls, Inc. (a).............................      640,412   $   7,684,944
                                                                       -------------
BEVERAGES -- 2.2%
PepsiCo, Inc. .........................................       91,221       4,696,057
The Coca-Cola Co. .....................................      125,113       5,498,717
                                                                       -------------
                                                                          10,194,774
                                                                       -------------
CAPITAL MARKETS -- 4.5%
Eaton Vance Corp. (a)..................................      305,727       6,985,862
Legg Mason, Inc. (a)...................................      867,514      13,793,473
                                                                       -------------
                                                                          20,779,335
                                                                       -------------
CHEMICALS -- 6.3%
Air Products & Chemicals, Inc. ........................      101,950       5,734,688
PPG Industries, Inc. ..................................      284,006      10,479,821
RPM International, Inc. ...............................    1,019,936      12,983,785
                                                                       -------------
                                                                          29,198,294
                                                                       -------------
COMMERCIAL BANKS -- 25.5%
Associated Bancorp (a).................................    1,015,931      15,685,975
BB&T Corp. (a).........................................    1,037,123      17,548,121
Fulton Financial Corp. (a).............................    2,099,703      13,921,031
M&T Bank Corp. (a).....................................      297,824      13,473,558
National Penn Bancshares, Inc. (a).....................    1,786,900      14,831,270
Synovus Financial Corp. (a)............................    3,492,610      11,350,982
U.S. Bancorp...........................................    1,306,473      19,087,570
Wilmington Trust Corp. (a).............................    1,259,207      12,201,716
                                                                       -------------
                                                                         118,100,223
                                                                       -------------
COMMERCIAL SERVICES & SUPPLIES -- 6.8%
ABM Industries, Inc. (a)...............................      387,382       6,353,065
Avery Dennison Corp. (a)...............................      595,728      13,308,563
Pitney Bowes, Inc. (a).................................      512,526      11,967,482
                                                                       -------------
                                                                          31,629,110
                                                                       -------------
COMPUTERS & PERIPHERALS -- 1.4%
Diebold, Inc. .........................................      296,470       6,329,635
                                                                       -------------
CONTAINERS & PACKAGING -- 3.4%
Bemis Co., Inc. .......................................      348,773       7,313,770
Sonoco Products Co. ...................................      401,630       8,426,197
                                                                       -------------
                                                                          15,739,967
                                                                       -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.3%
CenturyTel, Inc. (a)...................................      545,425      15,337,351
                                                                       -------------
ELECTRICAL EQUIPMENT -- 1.5%
Emerson Electric Co. ..................................      246,161       7,035,281
                                                                       -------------
FOOD & STAPLES RETAILING -- 1.1%
SUPERVALU, Inc. (a)....................................      374,015       5,340,934
                                                                       -------------
GAS UTILITIES -- 5.1%
National Fuel Gas Co. (a)..............................      199,508       6,118,910
Northwest Natural Gas Co. (a)..........................      118,759       5,156,516
Piedmont Natural Gas Co., Inc. (a).....................      231,655       5,997,548
WGL Holdings, Inc. (a).................................      192,212       6,304,554
                                                                       -------------
                                                                          23,577,528
                                                                       -------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
McDonald's Corp. ......................................       87,598       4,780,223
                                                                       -------------
HOUSEHOLD DURABLES -- 4.6%
Leggett & Platt, Inc. (a)..............................    1,065,226      13,837,286
The Stanley Works (a)..................................      258,403       7,524,695
                                                                       -------------
                                                                          21,361,981
                                                                       -------------
HOUSEHOLD PRODUCTS -- 2.5%
Kimberly-Clark Corp. ..................................      141,083       6,505,337
The Clorox Co. (a).....................................       98,416       5,066,456
                                                                       -------------
                                                                          11,571,793
                                                                       -------------
INDUSTRIAL CONGLOMERATES -- 4.3%
3M Co. ................................................      134,769       6,700,715
Carlisle Cos., Inc. ...................................      212,291       4,167,272
General Electric Co. ..................................      882,585       8,922,934
                                                                       -------------
                                                                          19,790,921
                                                                       -------------
INSURANCE -- 2.4%
Cincinnati Financial Corp. (a).........................      492,649      11,266,883
                                                                       -------------
IT SERVICES -- 1.1%
Automatic Data Processing, Inc. .......................      142,124       4,997,080
                                                                       -------------
MACHINERY -- 1.3%
Dover Corp. ...........................................      227,361       5,997,783
                                                                       -------------
MEDIA -- 3.1%
Gannett Co., Inc. (a)..................................    2,948,751       6,487,252
The McGraw-Hill Cos., Inc. ............................      336,480       7,695,298
                                                                       -------------
                                                                          14,182,550
                                                                       -------------
MULTI-UTILITIES -- 10.3%
Black Hills Corp. (a)..................................      671,899      12,020,273
Consolidated Edison, Inc. (a)..........................      233,566       9,251,549
Integrys Energy Group, Inc. (a)........................      673,769      17,544,945
Vectren Corp. .........................................      426,165       8,987,820
                                                                       -------------
                                                                          47,804,587
                                                                       -------------
PHARMACEUTICALS -- 4.7%
Eli Lilly & Co. .......................................      298,896       9,986,115
Johnson & Johnson......................................       94,810       4,987,006
Pfizer, Inc. (a).......................................      510,477       6,952,697
                                                                       -------------
                                                                          21,925,818
                                                                       -------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
V. F. Corp. (a)........................................      118,622       6,774,502
                                                                       -------------
TOTAL COMMON STOCKS --  (Cost $540,356,245)............                  461,401,497
                                                                       -------------
SHORT TERM INVESTMENTS -- 28.1%
MONEY MARKET FUNDS -- 28.1%
State Street Navigator Securities Lending Prime
  Portfolio (b)(c).....................................  123,523,475     123,523,475
STIC Prime Portfolio...................................    6,585,297       6,585,297
                                                                       -------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $130,108,772)..................................                  130,108,772
                                                                       -------------
TOTAL INVESTMENTS -- 127.7% (Cost $670,465,017)........                  591,510,269
OTHER ASSETS AND LIABILITIES -- (27.7)%................                 (128,424,947)
                                                                       -------------
NET ASSETS -- 100.0%...................................                $ 463,085,322
                                                                       =============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Investments of cash collateral for securities loaned.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                        SHARES         VALUE
--------------------                                     -----------   -------------
COMMON STOCKS -- 99.4%
BIOTECHNOLOGY -- 99.4%
Acorda Therapeutics, Inc. (a)(b).......................      686,366   $  13,596,910
Alexion Pharmaceuticals, Inc. (a)(b)...................      496,128      18,684,181
Alkermes, Inc. (a)(b)..................................    1,668,633      20,240,518
Alnylam Pharmaceuticals, Inc. (a)(b)...................      983,707      18,729,781
Amgen, Inc. (b)........................................      378,582      18,747,381
Amylin Pharmaceuticals, Inc. (a)(b)....................    1,621,685      19,054,799
Biogen Idec, Inc. (b)..................................      368,231      19,302,669
BioMarin Pharmaceutical, Inc. (a)(b)...................    1,510,912      18,659,763
Celera Corp. (b).......................................    2,283,991      17,426,851
Celgene Corp. (b)......................................      404,334      17,952,430
Cephalon, Inc. (a)(b)..................................      277,488      18,896,933
Cubist Pharmaceuticals, Inc. (b).......................    1,150,166      18,816,716
CV Therapeutics, Inc. (b)..............................      925,401      18,396,972
Genzyme Corp. (b)......................................      337,082      20,019,300
Gilead Sciences, Inc. (b)..............................      415,388      19,240,772
Isis Pharmaceuticals, Inc. (a)(b)......................    1,364,144      20,475,801
Martek Biosciences Corp. (a)...........................    1,073,779      19,596,467
Myriad Genetics, Inc. (a)(b)...........................      468,078      21,283,507
Onyx Pharmaceuticals, Inc. (a)(b)......................      662,030      18,900,957
OSI Pharmaceuticals, Inc. (a)(b).......................      510,817      19,543,858
Regeneron Pharmaceuticals, Inc. (a)(b).................    1,368,462      18,966,883
Theravance, Inc. (a)(b)................................    1,242,095      21,115,615
United Therapeutics Corp. (a)(b).......................      296,982      19,627,540
Vertex Pharmaceuticals, Inc. (a)(b)....................      639,256      18,365,825
                                                                       -------------
TOTAL COMMON STOCKS --  (Cost $537,015,006)............                  455,642,429
                                                                       -------------
SHORT TERM INVESTMENTS -- 25.9%
MONEY MARKET FUNDS -- 25.9%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................  118,725,298     118,725,298
STIC Prime Portfolio...................................          100             100
                                                                       -------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $118,725,398)..................................                  118,725,398
                                                                       -------------
TOTAL INVESTMENTS -- 125.3% (Cost $655,740,404)........                  574,367,827
OTHER ASSETS AND LIABILITIES -- (25.3)%................                 (115,912,186)
                                                                       -------------
NET ASSETS -- 100.0%...................................                $ 458,455,641
                                                                       =============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                        SHARES         VALUE
--------------------                                     -----------   -------------
COMMON STOCKS -- 99.9%
BUILDING PRODUCTS -- 17.3%
Lennox International, Inc. (a).........................      814,261   $  21,545,346
Masco Corp. ...........................................    3,062,055      21,373,144
Owens Corning, Inc. (b)................................    2,374,822      21,468,391
Simpson Manufacturing Co., Inc. (a)....................    1,046,575      18,859,281
                                                                       -------------
                                                                          83,246,162
                                                                       -------------
HOME FURNISHINGS -- 9.8%
Leggett & Platt, Inc. (a)..............................    1,692,608      21,986,978
Mohawk Industries, Inc. (a)(b).........................      849,513      25,374,953
                                                                       -------------
                                                                          47,361,931
                                                                       -------------
HOME IMPROVEMENT RETAIL -- 13.8%
Lowe's Cos., Inc. .....................................    1,186,688      21,657,056
The Home Depot, Inc. (a)...............................      911,959      21,485,754
The Sherwin-Williams Co. (a)...........................      448,894      23,329,021
                                                                       -------------
                                                                          66,471,831
                                                                       -------------
HOMEBUILDING -- 41.2%
Centex Corp. ..........................................    2,753,408      20,650,560
D.R. Horton, Inc. (a)..................................    2,414,478      23,420,437
KB HOME (a)............................................    1,796,347      23,675,853
Lennar Corp. (Class A).................................    2,491,921      18,714,327
M.D.C. Holdings, Inc. (a)..............................      695,478      21,657,185
NVR, Inc. (a)(b).......................................       53,606      22,929,967
Pulte Homes, Inc. (a)..................................    2,062,225      22,540,119
Ryland Group, Inc. (a).................................    1,385,154      23,076,666
Toll Brothers, Inc. (a)(b).............................    1,188,877      21,590,006
                                                                       -------------
                                                                         198,255,120
                                                                       -------------
HOMEFURNISHING RETAIL -- 17.8%
Aaron Rents, Inc. (a)..................................      849,159      22,638,579
Bed Bath & Beyond, Inc. (a)(b).........................      871,889      21,579,253
Rent-A-Center, Inc. (b)................................    1,137,314      22,029,772
Williams-Sonoma, Inc. (a)..............................    1,915,626      19,309,510
                                                                       -------------
                                                                          85,557,114
                                                                       -------------
TOTAL COMMON STOCKS --  (Cost $464,403,387)............                  480,892,158
                                                                       -------------
SHORT TERM INVESTMENTS -- 28.9%
MONEY MARKET FUNDS -- 28.9%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................  136,235,631     136,235,631
STIC Prime Portfolio...................................    2,996,551       2,996,551
                                                                       -------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $139,232,182)..................................                  139,232,182
                                                                       -------------
TOTAL INVESTMENTS -- 128.8% (Cost $603,635,569)........                  620,124,340
OTHER ASSETS AND LIABILITIES -- (28.8)%................                 (138,507,587)
                                                                       -------------
NET ASSETS -- 100.0%...................................                $ 481,616,753
                                                                       =============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                       SHARES         VALUE
--------------------                                     ----------   ------------
COMMON STOCKS -- 99.7%
ALUMINUM -- 4.6%
Alcoa, Inc. (a)........................................   1,685,760   $ 12,373,479
                                                                      ------------
COAL & CONSUMABLE FUELS -- 25.9%
Alpha Natural Resources, Inc. (a)(b)...................     579,646     10,288,716
Arch Coal, Inc. (a)....................................     765,093     10,229,293
CONSOL Energy, Inc. ...................................     383,480      9,679,035
Foundation Coal Holdings, Inc. (a).....................     705,762     10,127,685
Massey Energy Co. (a)..................................     969,673      9,813,091
Peabody Energy Corp. ..................................     411,219     10,296,924
USEC, Inc. (a)(b)......................................   2,076,220      9,965,856
                                                                      ------------
                                                                        70,400,600
                                                                      ------------
DIVERSIFIED METALS & MINING -- 12.2%
Compass Minerals International, Inc. (a)...............     199,257     11,232,117
Freeport-McMoRan Copper & Gold, Inc. (a)...............     282,727     10,774,726
Titanium Metals Corp. (a)..............................   2,053,028     11,230,063
                                                                      ------------
                                                                        33,236,906
                                                                      ------------
GOLD -- 8.3%
Newmont Mining Corp. ..................................     249,475     11,166,501
Royal Gold, Inc. (a)...................................     242,971     11,361,324
                                                                      ------------
                                                                        22,527,825
                                                                      ------------
STEEL -- 48.7%
AK Steel Holding Corp. (a).............................   1,595,500     11,359,960
Allegheny Technologies, Inc. (a).......................     535,663     11,747,090
Carpenter Technology Corp. ............................     753,096     10,633,715
Cliffs Natural Resources, Inc. (a).....................     783,587     14,229,940
Commercial Metals Co. (a)..............................   1,038,088     11,989,916
Nucor Corp. (a)........................................     294,213     11,230,110
Reliance Steel & Aluminum Co. (a)......................     467,699     12,314,515
Schnitzer Steel Industries, Inc. (Class A) (a).........     388,653     12,199,818
Steel Dynamics, Inc. (a)...............................   1,471,882     12,967,280
United States Steel Corp. (a)..........................     559,069     11,813,128
Worthington Industries, Inc. (a).......................   1,366,166     11,899,306
                                                                      ------------
                                                                       132,384,778
                                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $429,970,825)..................................                270,923,588
                                                                      ------------
SHORT TERM INVESTMENTS -- 28.9%
MONEY MARKET FUND -- 28.9%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................  76,713,071     76,713,071
STIC Prime Portfolio...................................   1,691,915      1,691,915
                                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $78,404,986)...................................                 78,404,986
                                                                      ------------
TOTAL INVESTMENTS -- 128.6% (Cost $508,375,811)........                349,328,574
OTHER ASSETS AND
  LIABILITIES -- (28.6)%...............................                (77,685,711)
                                                                      ------------
NET ASSETS -- 100.0%...................................               $271,642,863
                                                                      ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                       SHARES         VALUE
--------------------                                     ----------   ------------
COMMON STOCKS -- 100.0%
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 4.4%
IHS, Inc. (Class A) (a)................................     128,726   $  5,300,937
                                                                      ------------
OIL & GAS DRILLING -- 36.9%
Atwood Oceanics, Inc. (b)(a)...........................     295,243      4,898,081
Diamond Offshore Drilling, Inc. (b)....................      77,897      4,896,605
ENSCO International, Inc. .............................     183,362      4,840,757
Helmerich & Payne, Inc. (b)............................     224,641      5,115,076
Nabors Industries, Ltd.(b) (a).........................     499,112      4,986,129
Patterson-UTI Energy, Inc. (b).........................     516,048      4,623,790
Pride International, Inc. (a)..........................     277,489      4,989,252
Rowan Cos., Inc. (b)...................................     382,763      4,581,673
Unit Corp.(b) (a)......................................     244,911      5,123,538
                                                                      ------------
                                                                        44,054,901
                                                                      ------------
OIL & GAS EQUIPMENT & SERVICES -- 58.7%
Baker Hughes, Inc. ....................................     166,163      4,743,954
BJ Services Co. .......................................     503,938      5,014,183
Cameron International Corp. (a)........................     228,180      5,003,987
Dresser-Rand Group, Inc. (a)...........................     241,840      5,344,664
Exterran Holdings, Inc. (b)(a).........................     317,879      5,092,422
FMC Technologies, Inc. (a).............................     164,584      5,163,000
Halliburton Co. .......................................     306,175      4,736,527
National-Oilwell Varco, Inc. (a).......................     170,400      4,892,184
Oceaneering International, Inc. (a)....................     143,243      5,281,369
Schlumberger, Ltd. ....................................     124,181      5,044,232
SEACOR Holdings, Inc.(b) (a)...........................      89,895      5,241,778
Smith International, Inc. .............................     223,248      4,795,367
Superior Energy Services, Inc. (a).....................     353,396      4,555,275
Tidewater, Inc. (b)....................................     140,739      5,225,639
                                                                      ------------
                                                                        70,134,581
                                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $200,747,128)..................................                119,490,419
                                                                      ------------
SHORT TERM INVESTMENTS -- 17.4%
MONEY MARKET FUNDS -- 17.4%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................  20,534,550     20,534,550
STIC Prime Portfolio...................................     279,003        279,003
                                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $20,813,553)...................................                 20,813,553
                                                                      ------------
TOTAL INVESTMENTS -- 117.4% (Cost $221,560,681)........                140,303,972
OTHER ASSETS AND LIABILITIES -- (17.4)%................                (20,778,944)
                                                                      ------------
NET ASSETS -- 100.0%...................................               $119,525,028
                                                                      ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                       SHARES         VALUE
--------------------                                     ----------   ------------
COMMON STOCKS -- 99.7%
INTEGRATED OIL & GAS -- 13.5%
Chevron Corp. .........................................     111,792   $  7,516,894
ConocoPhillips.........................................     191,431      7,496,438
Exxon Mobil Corp. .....................................     109,489      7,456,201
Occidental Petroleum Corp. ............................     127,524      7,096,711
                                                                      ------------
                                                                        29,566,244
                                                                      ------------
OIL & GAS EXPLORATION & PRODUCTION -- 66.7%
Anadarko Petroleum Corp. (a)...........................     177,843      6,916,314
Apache Corp. ..........................................     111,641      7,155,072
Cabot Oil & Gas Corp. .................................     287,865      6,784,978
Chesapeake Energy Corp. (a)............................     410,260      6,999,036
Cimarex Energy Co. (a).................................     382,938      7,038,401
Comstock Resources, Inc. (a)(b)........................     228,069      6,796,456
Denbury Resources, Inc. (a)(b).........................     461,183      6,853,179
Devon Energy Corp. ....................................     152,065      6,795,785
Encore Acquisition Co. (a)(b)..........................     313,014      7,283,836
EOG Resources, Inc. ...................................     116,803      6,396,132
Forest Oil Corp. (a)(b)................................     528,594      6,951,011
Newfield Exploration Co. (a)(b)........................     313,666      7,120,218
Noble Energy, Inc. ....................................     139,196      7,499,881
Petrohawk Energy Corp. (a)(b)..........................     377,549      7,260,267
Pioneer Natural Resources Co. (a)......................     434,668      7,158,982
Plains Exploration & Production Co. (a)(b).............     403,364      6,949,962
Range Resources Corp. .................................     176,352      7,258,648
Southwestern Energy Co. (a)(b).........................     234,565      6,964,235
Ultra Petroleum Corp. (b)..............................     181,297      6,506,749
Whiting Petroleum Corp. (b)............................     265,755      6,869,767
XTO Energy, Inc. ......................................     220,379      6,748,005
                                                                      ------------
                                                                       146,306,914
                                                                      ------------
OIL & GAS REFINING & MARKETING -- 19.5%
Frontier Oil Corp. (a).................................     539,239      6,896,867
Holly Corp. (a)........................................     343,390      7,279,868
Sunoco, Inc. (a).......................................     269,341      7,132,149
Tesoro Corp. (a).......................................     518,755      6,987,630
Valero Energy Corp. ...................................     401,388      7,184,845
World Fuel Services Corp. (a)..........................     234,265      7,409,802
                                                                      ------------
                                                                        42,891,161
                                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $327,104,622)..................................                218,764,319
                                                                      ------------
SHORT TERM INVESTMENTS -- 17.0%
MONEY MARKET FUNDS -- 17.0%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................  36,347,707     36,347,707
STIC Prime Portfolio...................................   1,108,372      1,108,372
                                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $37,456,079)...................................                 37,456,079
                                                                      ------------
TOTAL INVESTMENTS -- 116.7% (Cost $364,560,701)........                256,220,398
OTHER ASSETS AND LIABILITIES -- (16.7)%................                (36,720,805)
                                                                      ------------
NET ASSETS -- 100.0%...................................               $219,499,593
                                                                      ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                       SHARES         VALUE
--------------------                                     ----------   ------------
COMMON STOCKS -- 99.9%
PHARMACEUTICALS -- 99.9%
Abbott Laboratories....................................      40,951   $  1,953,363
Allergan, Inc. (a).....................................      49,237      2,351,559
Auxilium Pharmaceuticals, Inc. (a)(b)..................      70,537      1,955,286
Bristol-Myers Squibb Co. (a)...........................      95,013      2,082,685
Eli Lilly & Co. (a)....................................      59,810      1,998,252
Endo Pharmaceuticals Holdings, Inc. (a)(b).............     115,951      2,050,014
Forest Laboratories, Inc. (a)(b).......................      92,135      2,023,285
Johnson & Johnson......................................      37,678      1,981,863
King Pharmaceuticals, Inc. (a)(b)......................     286,296      2,024,113
Medicis Pharmaceutical Corp. (Class A) (a).............     153,655      1,900,712
Merck & Co., Inc. (a)..................................      72,860      1,949,005
Mylan, Inc. (a)(b).....................................     151,150      2,026,921
Par Pharmaceutical Cos., Inc. (a)(b)...................     186,120      1,762,556
Perrigo Co. (a)........................................      87,853      2,181,390
Pfizer, Inc. (a).......................................     142,833      1,945,385
Schering-Plough Corp. .................................      82,283      1,937,765
Sepracor, Inc. (a)(b)..................................     138,563      2,031,334
The Medicines Co. (a)(b)...............................     195,267      2,116,694
Valeant Pharmaceuticals International(a)(b)............     115,538      2,055,421
Watson Pharmaceuticals, Inc. (a)(b)....................      70,639      2,197,579
Wyeth..................................................      46,243      1,990,299
XenoPort, Inc. (a)(b)..................................     100,715      1,949,842
                                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $46,237,114)...................................                 44,465,323
                                                                      ------------
SHORT TERM INVESTMENTS -- 28.8%
MONEY MARKET FUNDS -- 28.8%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................  12,632,371     12,632,371
STIC Prime Portfolio...................................     193,909        193,909
                                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $12,826,280)...................................                 12,826,280
                                                                      ------------
TOTAL INVESTMENTS -- 128.7% (Cost $59,063,394).........                 57,291,603
OTHER ASSETS AND
  LIABILITIES -- (28.7)%...............................                (12,789,922)
                                                                      ------------
NET ASSETS -- 100.0%...................................               $ 44,501,681
                                                                      ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                       SHARES         VALUE
--------------------                                     ----------   ------------
COMMON STOCKS -- 99.9%
APPAREL RETAIL -- 31.9%
Abercrombie & Fitch Co. (Class A) (a)..................     152,881   $  3,638,568
Aeropostale, Inc. (b)..................................     137,077      3,640,765
American Eagle Outfitters, Inc. .......................     307,792      3,767,374
Chico's FAS, Inc. (b)..................................     740,325      3,975,545
Collective Brands, Inc. (a)(b).........................     391,571      3,813,901
Foot Locker, Inc. .....................................     347,283      3,639,526
Guess ?, Inc. .........................................     194,358      4,097,067
Gymboree Corp. (a)(b)..................................     190,116      4,058,977
J. Crew Group, Inc. (a)(b).............................     275,718      3,633,963
Limited Brands, Inc. ..................................     420,243      3,656,114
Mens Wearhouse, Inc. (a)...............................     238,854      3,616,250
Ross Stores, Inc. .....................................      99,695      3,577,057
The Buckle, Inc. (a)...................................     117,019      3,736,417
The Gap, Inc. .........................................     282,405      3,668,441
The TJX Cos., Inc. ....................................     137,060      3,514,218
Urban Outfitters, Inc. (a)(b)..........................     194,531      3,184,472
                                                                      ------------
                                                                        59,218,655
                                                                      ------------
AUTOMOTIVE RETAIL -- 9.7%
Advance Auto Parts, Inc. ..............................      84,565      3,473,930
AutoNation, Inc. (b)...................................     280,300      3,890,564
AutoZone, Inc. (a)(b)..................................      21,190      3,445,918
CarMax, Inc. (a)(b)....................................     308,406      3,836,571
O'Reilly Automotive, Inc. (a)(b).......................      96,935      3,393,694
                                                                      ------------
                                                                        18,040,677
                                                                      ------------
COMPUTER & ELECTRONICS RETAIL -- 6.1%
Best Buy Co., Inc. (a).................................     104,715      3,974,981
GameStop Corp. (Class A)(b)............................     136,112      3,813,858
RadioShack Corp. ......................................     405,652      3,476,438
                                                                      ------------
                                                                        11,265,277
                                                                      ------------
DEPARTMENT STORES -- 10.2%
J. C. Penney Co., Inc. (a).............................     196,143      3,936,590
Kohl's Corp. (b).......................................      83,493      3,533,424
Macy's, Inc. ..........................................     422,856      3,763,418
Nordstrom, Inc. (a)....................................     235,259      3,940,588
Sears Holdings Corp. (a)(b)............................      84,326      3,854,542
                                                                      ------------
                                                                        19,028,562
                                                                      ------------
DRUG RETAIL -- 3.8%
CVS Caremark Corp. ....................................     126,726      3,483,698
Walgreen Co. ..........................................     139,287      3,615,890
                                                                      ------------
                                                                         7,099,588
                                                                      ------------
FOOD RETAIL -- 9.5%
Casey's General Stores, Inc. ..........................     133,945      3,570,974
Safeway, Inc. .........................................     172,986      3,492,587
SUPERVALU, Inc. .......................................     232,552      3,320,843
The Kroger Co. ........................................     163,279      3,464,780
Whole Foods Market, Inc. (a)...........................     220,101      3,697,697
                                                                      ------------
                                                                        17,546,881
                                                                      ------------
GENERAL MERCHANDISE STORES -- 6.0%
Dollar Tree Stores, Inc. (b)...........................      82,698      3,684,196
Family Dollar Stores, Inc. ............................     109,549      3,655,650
Target Corp. ..........................................     111,499      3,834,451
                                                                      ------------
                                                                        11,174,297
                                                                      ------------
HYPERMARKETS & SUPER CENTERS -- 3.8%
Costco Wholesale Corp. ................................      75,425      3,493,686
Wal-Mart Stores, Inc. .................................      68,238      3,555,200
                                                                      ------------
                                                                         7,048,886
                                                                      ------------
INTERNET RETAIL -- 7.7%
Amazon.com, Inc. (a)(b)................................      48,384      3,553,321
Expedia, Inc. (b)......................................     429,820      3,902,765
Netflix, Inc. (a)(b)...................................      81,240      3,486,821
Priceline.com, Inc. (a)(b).............................      43,374      3,417,004
                                                                      ------------
                                                                        14,359,911
                                                                      ------------
SPECIALTY STORES -- 11.2%
Barnes & Noble, Inc. ..................................     157,301      3,363,095
Dick's Sporting Goods, Inc. (a)(b).....................     232,391      3,316,220
PetSmart, Inc. ........................................     167,661      3,514,174
Staples, Inc. .........................................     198,897      3,602,025
Tiffany & Co. (a)......................................     167,161      3,603,991
Tractor Supply Co. (a)(b)..............................      96,777      3,489,779
                                                                      ------------
                                                                        20,889,284
                                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $188,978,472)..................................                185,672,018
                                                                      ------------
SHORT TERM INVESTMENTS -- 7.7%
MONEY MARKET FUNDS -- 7.7%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................  13,772,298     13,772,298
STIC Prime Portfolio...................................     543,884        543,884
                                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $14,316,182)...................................                 14,316,182
                                                                      ------------
TOTAL INVESTMENTS -- 107.6% (Cost $203,294,654)........                199,988,200
OTHER ASSETS AND LIABILITIES -- (7.6)%.................                (14,078,562)
                                                                      ------------
NET ASSETS -- 100.0%...................................               $185,909,638
                                                                      ============




(a) Security, or portion thereof, was on loan at March 31,2009.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------
COMMON STOCKS -- 100.0%
SEMICONDUCTORS -- 100.0%
Advanced Micro Devices, Inc. (a)(b)....................         801,429   $  2,444,358
Altera Corp. (b).......................................         124,094      2,177,850
Analog Devices, Inc. ..................................         109,222      2,104,708
Atmel Corp. (a)(b).....................................         564,527      2,049,233
Broadcom Corp. (Class A) (a)(b)........................         110,328      2,204,353
Cree, Inc. (a)(b)......................................          93,066      2,189,843
Cypress Semiconductor Corp. (a)(b).....................         350,739      2,374,503
Intel Corp. (b)........................................         146,021      2,197,616
International Rectifier Corp. (a)(b)...................         160,474      2,168,004
Intersil Corp. (Class A) (b)...........................         188,536      2,168,164
Linear Technology Corp. (b)............................          94,949      2,181,928
LSI Logic Corp. (a)(b).................................         687,974      2,091,441
Maxim Integrated Products, Inc. .......................         162,764      2,150,112
Microchip Technology, Inc. (b).........................         105,996      2,246,055
Micron Technology, Inc. (a)(b).........................         623,812      2,532,677
Microsemi Corp. (a)(b).................................         195,896      2,272,394
National Semiconductor Corp. (b).......................         203,597      2,090,941
NVIDIA Corp. (a)(b)....................................         224,500      2,213,570
ON Semiconductor Corp. (a)(b)..........................         509,489      1,987,007
PMC-Sierra, Inc. (a)(b)................................         342,344      2,184,155
Rambus, Inc. (a)(b)....................................         215,282      2,036,568
Silicon Laboratories, Inc. (a)(b)......................          79,536      2,099,750
Skyworks Solutions, Inc. (a)(b)........................         278,928      2,248,160
Texas Instruments, Inc. (b)............................         135,637      2,239,367
Xilinx, Inc. (b).......................................         110,910      2,125,036
                                                                          ------------
TOTAL COMMON STOCKS --
  (Cost $58,157,753)...................................                     54,777,793
                                                                          ------------
SHORT TERM INVESTMENTS -- 28.4%
MONEY MARKET FUNDS -- 28.4%
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................      15,481,188     15,481,188
STIC Prime Portfolio...................................          98,622         98,622
                                                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $15,579,810)...................................                     15,579,810
                                                                          ------------
TOTAL INVESTMENTS -- 128.4% (Cost $73,737,563).........                     70,357,603
OTHER ASSETS AND LIABILITIES -- (28.4)%................                    (15,566,468)
                                                                          ------------
NET ASSETS -- 100.0%...................................                   $ 54,791,135
                                                                          ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2009.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                                            SHARES         VALUE
--------------------                                         -----------   -------------
COMMON STOCKS -- 99.6%
REGIONAL BANKS -- 89.2%
Associated Bancorp (a).................................          839,525   $  12,962,266
BancorpSouth, Inc. (a).................................          462,111       9,630,393
Bank of Hawaii Corp. (a)...............................          308,114      10,161,600
BOK Financial Corp. (a)................................          377,346      13,037,304
Boston Private Financial Holdings, Inc. (a)............        1,802,182       6,325,659
Cathay General Bancorp (a).............................          877,950       9,157,019
Central Pacific Financial Corp. (a)....................          978,172       5,477,763
Citizens Republic Bancorp, Inc. (b)....................        2,641,711       4,094,652
City National Corp. (a)................................          392,768      13,263,775
Community Bank System, Inc. (a)........................          562,183       9,416,565
CVB Financial Corp. (a)................................        1,293,937       8,578,802
East West Bancorp, Inc. ...............................          985,852       4,505,344
F.N.B. Corp. (a).......................................        1,186,022       9,096,789
First Commonwealth Financial Corp. (a).................        1,263,156      11,204,194
First Horizon National Corp. (a).......................        1,240,016      13,317,772
First Midwest Bancorp, Inc. (a)........................          847,258       7,277,946
FirstMerit Corp. ......................................          631,507      11,493,427
Fulton Financial Corp. (a).............................        1,602,084      10,621,817
Glacier Bancorp, Inc. (a)..............................          569,915       8,953,365
Hancock Holding Co. (a)................................          354,253      11,081,034
IBERIABANK Corp. (a)...................................          192,499       8,843,404
MB Financial, Inc. (a).................................          685,486       9,322,610
National Penn Bancshares, Inc. (a).....................        1,116,751       9,269,033
Old National Bancorp (a)...............................          854,826       9,548,406
Pacific Capital Bancorp (a)............................          962,736       6,517,723
PacWest Bancorp (a)....................................          600,752       8,608,776
Pinnacle Financial Partners, Inc. (a)(b)...............          469,803      11,139,029
PrivateBancorp, Inc. (a)...............................          500,610       7,238,821
Prosperity Bancshares, Inc. (a)........................          485,212      13,270,548
S&T Bancorp, Inc. (a)..................................          408,166       8,657,201
Signature Bank (a)(b)..................................          354,262      10,000,816
Sterling Bancshares, Inc. .............................        2,133,422      13,952,580
Susquehanna Bancshares, Inc. (a).......................        1,209,178      11,281,631
SVB Financial Group (a)(b).............................          323,460       6,472,435
TCF Financial Corp. (a)................................        1,116,808      13,133,662
Trustmark Corp. (a)....................................          508,358       9,343,620
UCBH Holdings, Inc. (a)................................        2,356,809       3,558,782
UMB Financial Corp. (a)................................          215,590       9,160,419
Umpqua Holdings Corp. (a)..............................        1,116,817      10,118,362
United Bankshares, Inc. (a)............................          423,558       7,302,140
Valley National Bancorp (a)............................          777,849       9,621,992
Westamerica Bancorp (a)................................          292,672      13,334,136
Whitney Holding Corp. (a)..............................          908,807      10,405,840
Wilmington Trust Corp. (a).............................          670,089       6,493,162
Wintrust Financial Corp. (a)...........................          600,738       7,389,077
                                                                           -------------
                                                                             423,641,691
                                                                           -------------
THRIFTS & MORTGAGE FINANCE -- 10.4%
Brookline Bancorp, Inc. ...............................          978,179       9,292,701
First Niagara Financial Group, Inc. (a)................        1,193,817      13,012,605
Hudson City Bancorp, Inc. .............................        1,147,649      13,416,017
Provident Financial Services, Inc. ....................          970,425      10,490,294
Webster Financial Corp. (a)............................          793,299       3,371,521
                                                                           -------------
                                                                              49,583,138
                                                                           -------------
TOTAL COMMON STOCKS --  (Cost $784,978,803)............                      473,224,829
                                                                           -------------
SHORT TERM INVESTMENTS -- 30.1%
MONEY MARKET FUNDS -- 30.1%
Federated Prime Obligations Fund.......................              109             109
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................      139,224,647     139,224,647
STIC Prime Portfolio...................................        3,497,092       3,497,092
                                                                           -------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $142,721,848)..................................                      142,721,848
                                                                           -------------
TOTAL INVESTMENTS -- 129.7% (Cost $927,700,651)........                      615,946,677
OTHER ASSETS AND LIABILITIES -- (29.7)%................                     (140,982,877)
                                                                           -------------
NET ASSETS -- 100.0%...................................                    $ 474,963,800
                                                                           =============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                               PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT           VALUE
--------------------                                         ------------   --------------
U.S. TREASURY OBLIGATIONS -- 99.9%
Treasury Bills*
  0.08%, 4/2/2009......................................      $109,492,000   $  109,491,832
  0.18%, 4/23/2009.....................................       109,475,000      109,465,303
  0.19%, 4/16/2009.....................................       109,475,000      109,469,981
  0.19%, 5/7/2009......................................       115,673,000      115,651,599
  0.20%, 4/9/2009......................................       109,475,000      109,472,444
  0.21%, 5/14/2009.....................................       119,804,000      119,777,529
  0.21%, 5/21/2009.....................................       119,804,000      119,773,215
  0.22%, 4/30/2009.....................................       111,546,000      111,530,273
  0.25%, 5/28/2009.....................................       121,871,000      121,831,447
                                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $1,026,437,053)................................                      1,026,463,623
                                                                            --------------


                                                                SHARES
                                                             ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
State Street Institutional Liquid Reserves
  Fund 0.57% (a)(b)
  (Cost $852,821)......................................           852,821          852,821
                                                                            --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,027,289,874)................................                      1,027,316,444
OTHER ASSETS AND LIABILITIES -- 0.0% (c)...............                              7,979
                                                                            --------------
NET ASSETS -- 100.0%...................................                     $1,027,324,423
                                                                            ==============




*   Rate shown is the discount rate at time of purchase, not a coupon rate.
(a) The rate shown is the annualized seven-day yield at period end.
(b) Affiliated Fund managed by SSgA Funds Management, Inc.
(c) Amount shown represents less than 0.05% of net assets.

SPDR BARCLAYS CAPITAL TIPS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                              PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT         VALUE
--------------------                                         -----------   ------------
U.S. TREASURY OBLIGATIONS -- 99.4%
Treasury Inflation Protected Indexed Bonds
  1.75%, 1/15/2028 (a).................................      $ 5,586,800   $  5,341,483
  2.00%, 1/15/2026 (a).................................        7,551,986      7,455,245
  2.13%, 1/15/2019 (a).................................        3,001,032      3,198,920
  2.38%, 1/15/2025 (a).................................       11,153,881     11,568,694
  2.38%, 1/15/2027 (a).................................        6,093,714      6,353,672
  2.50%, 1/15/2029 (a).................................        2,786,672      3,016,573
  3.38%, 4/15/2032.....................................        2,130,162      2,748,569
  3.63%, 4/15/2028 (a).................................        7,785,876      9,587,605
  3.88%, 4/15/2029 (a).................................        9,056,178     11,645,702
Treasury Inflation Protected Indexed Notes
  0.63%, 4/15/2013 (a).................................        5,350,572      5,299,581
  0.88%, 4/15/2010 (a).................................       11,074,708     11,026,201
  1.38%, 7/15/2018 (a).................................        5,199,522      5,160,526
  1.63%, 1/15/2015 (a).................................        7,434,189      7,508,531
  1.63%, 1/15/2018 (a).................................        5,871,984      5,938,984
  1.88%, 7/15/2013 (a).................................        8,132,359      8,329,324
  1.88%, 7/15/2015 (a).................................        6,544,721      6,721,624
  2.00%, 4/15/2012 (a).................................        6,381,630      6,576,078
  2.00%, 1/15/2014 (a).................................        8,504,000      8,767,113
  2.00%, 7/15/2014 (a).................................        7,558,745      7,797,299
  2.00%, 1/15/2016 (a).................................        6,467,053      6,676,197
  2.38%, 4/15/2011 (a).................................        7,609,137      7,816,030
  2.38%, 1/15/2017 (a).................................        6,381,598      6,784,468
  2.50%, 7/15/2016.....................................        7,401,220      7,913,532
  2.63%, 7/15/2017.....................................        5,056,380      5,490,116
  3.00%, 7/15/2012 (a).................................        9,599,932     10,243,416
  3.38%, 1/15/2012.....................................        2,552,654      2,722,176
  3.50%, 1/15/2011 (a).................................        4,731,835      4,948,458
                                                                           ------------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $183,855,706)..................................                     186,636,117
                                                                           ------------





SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------
SHORT TERM INVESTMENTS -- 23.1%
MONEY MARKET FUNDS -- 23.1%
State Street Institutional Liquid
  Reserves Fund 0.57% (b)(c)...........................          78,030   $     78,030
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................      43,427,276     43,427,276
                                                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $43,505,306)...................................                     43,505,306
                                                                          ------------
TOTAL INVESTMENTS -- 122.5% (Cost $227,361,012)........                    230,141,423
OTHER ASSETS AND LIABILITIES -- (22.5)%................                    (42,312,328)
                                                                          ------------
NET ASSETS -- 100.0%...................................                   $187,829,095
                                                                          ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT         VALUE
--------------------                                         ----------   ------------
U.S. TREASURY OBLIGATIONS -- 99.2%
Treasury Bonds
  7.25%, 5/15/2016.....................................      $  842,000   $  1,111,457
  7.50%, 11/15/2016....................................         806,000      1,082,313
  8.75%, 5/15/2017 (a).................................         740,000      1,068,086
  8.88%, 8/15/2017 (a).................................         484,000        706,011
  8.88%, 2/15/2019 (a).................................         301,000        454,375
  9.00%, 11/15/2018 (a)................................          61,000         92,478
  9.13%, 5/15/2018 (a).................................         303,000        458,597
  9.25%, 2/15/2016 (a).................................         220,000        316,382
  9.88%, 11/15/2015....................................         261,000        381,916
  10.63%, 8/15/2015....................................         162,000        242,948
  11.25%, 2/15/2015....................................         492,000        742,034
  11.75%, 11/15/2014 (a)...............................         216,000        230,705
  12.50%, 8/15/2014....................................         194,000        202,602
  13.25%, 5/15/2014 (a)................................         197,000        200,065
Treasury Notes
  0.88%, 12/31/2010....................................       1,675,000      1,678,534
  0.88%, 1/31/2011 (a).................................       1,395,000      1,398,041
  0.88%, 2/28/2011 (a).................................       1,444,000      1,446,758
  1.13%, 12/15/2011....................................       1,276,000      1,279,790
  1.13%, 1/15/2012 (a).................................       1,196,000      1,197,220
  1.25%, 11/30/2010 (a)................................       1,630,000      1,643,252
  1.38%, 2/15/2012 (a).................................         655,000        660,325
  1.38%, 3/15/2012.....................................         500,000        503,420
  1.50%, 10/31/2010....................................       1,522,000      1,540,279
  1.50%, 12/31/2013 (a)................................       1,126,000      1,123,039
  1.75%, 11/15/2011 (a)................................       1,246,000      1,270,446
  1.75%, 1/31/2014 (a).................................       1,296,000      1,304,839
  1.75%, 3/31/2014.....................................         500,000        501,662
  1.88%, 2/28/2014 (a).................................       1,155,000      1,167,682
  2.00%, 9/30/2010 (a).................................       1,814,000      1,850,389
  2.00%, 11/30/2013....................................       1,256,000      1,281,924
  2.13%, 4/30/2010 (a).................................       1,587,000      1,613,201
  2.38%, 8/31/2010 (a).................................       1,798,000      1,842,465
  2.38%, 3/31/2016.....................................         500,000        503,107
  2.50%, 3/31/2013.....................................         754,000        787,915
  2.63%, 5/31/2010.....................................       1,682,000      1,721,527
  2.63%, 2/29/2016 (a).................................         106,000        108,704
  2.75%, 7/31/2010 (a).................................       1,715,000      1,763,586
  2.75%, 2/28/2013 (a).................................         920,000        969,698
  2.75%, 10/31/2013 (a)................................       1,367,000      1,441,775
  2.75%, 2/15/2019 (a).................................       1,477,000      1,484,680
  2.88%, 6/30/2010 (a).................................       1,682,000      1,729,046
  2.88%, 1/31/2013 (a).................................         793,000        839,065
  3.13%, 4/30/2013 (a).................................         809,000        865,767
  3.13%, 8/31/2013 (a).................................       1,244,000      1,332,224
  3.13%, 9/30/2013 (a).................................         853,000        913,606
  3.38%, 11/30/2012 (a)................................         672,000        721,056
  3.38%, 6/30/2013 (a).................................       1,154,000      1,247,705
  3.38%, 7/31/2013 (a).................................       1,162,000      1,257,203
  3.50%, 5/31/2013 (a).................................       1,070,000      1,160,469
  3.50%, 2/15/2018 (a).................................       1,751,000      1,878,788
  3.63%, 6/15/2010.....................................         776,000        804,766
  3.63%, 12/31/2012....................................         732,000        793,656
  3.63%, 5/15/2013.....................................       1,027,000      1,118,537
  3.75%, 11/15/2018 (a)................................       2,563,000      2,793,491
  3.88%, 5/15/2010 (a).................................         520,000        539,406
  3.88%, 7/15/2010 (a).................................         289,000        301,462
  3.88%, 9/15/2010.....................................         695,000        728,165
  3.88%, 10/31/2012 (a)................................         737,000        802,984
  3.88%, 2/15/2013 (a).................................         767,000        840,509
  3.88%, 5/15/2018.....................................       1,250,000      1,378,675
  4.00%, 4/15/2010 (a).................................         370,000        383,017
  4.00%, 11/15/2012....................................         920,000      1,008,752
  4.00%, 2/15/2014 (a).................................       1,502,000      1,671,366
  4.00%, 2/15/2015 (a).................................       1,463,000      1,637,068
  4.00%, 8/15/2018.....................................       1,459,000      1,620,978
  4.13%, 8/15/2010 (a).................................         715,000        750,199
  4.13%, 8/31/2012.....................................         742,000        812,371
  4.13%, 5/15/2015 (a).................................       1,744,000      1,970,406
  4.25%, 10/15/2010 (a)................................         658,000        695,539
  4.25%, 1/15/2011 (a).................................         739,000        786,488
  4.25%, 9/30/2012 (a).................................         442,000        486,615
  4.25%, 8/15/2013 (a).................................       1,392,000      1,559,263
  4.25%, 11/15/2013 (a)................................       1,117,000      1,252,626
  4.25%, 8/15/2014 (a).................................       1,297,000      1,468,243
  4.25%, 11/15/2014 (a)................................       1,055,000      1,197,172
  4.25%, 8/15/2015 (a).................................       1,661,000      1,892,626
  4.25%, 11/15/2017 (a)................................       1,196,000      1,356,599
  4.38%, 12/15/2010 (a)................................         708,000        752,179
  4.38%, 8/15/2012 (a).................................         842,000        931,286
  4.50%, 5/15/2010 (a).................................         806,000        841,238
  4.50%, 11/15/2010....................................         750,000        797,348
  4.50%, 2/28/2011 (a).................................         828,000        886,233
  4.50%, 9/30/2011 (a).................................         858,000        933,204
  4.50%, 11/30/2011....................................         799,000        872,796
  4.50%, 3/31/2012 (a).................................         761,000        836,035
  4.50%, 4/30/2012 (a).................................         761,000        836,681
  4.50%, 11/15/2015 (a)................................         397,000        460,492
  4.50%, 2/15/2016 (a).................................       1,197,000      1,382,020
  4.50%, 5/15/2017.....................................       1,207,000      1,389,052
  4.63%, 8/31/2011 (a).................................         852,000        927,777
  4.63%, 10/31/2011 (a)................................         745,000        815,075
  4.63%, 12/31/2011 (a)................................         780,000        856,463
  4.63%, 2/29/2012.....................................         721,000        794,073
  4.63%, 7/31/2012 (a).................................         763,000        846,335
  4.63%, 11/15/2016 (a)................................       1,183,000      1,372,185
  4.63%, 2/15/2017 (a).................................       1,122,000      1,303,360
  4.75%, 3/31/2011 (a).................................         833,000        899,040
  4.75%, 1/31/2012 (a).................................         701,000        774,072
  4.75%, 5/31/2012.....................................         763,000        846,022
  4.75%, 5/15/2014 (a).................................       1,388,000      1,602,710
  4.75%, 8/15/2017 (a).................................       1,201,000      1,404,209
  4.88%, 4/30/2011.....................................         818,000        886,638
  4.88%, 5/31/2011.....................................         852,000        926,431
  4.88%, 7/31/2011.....................................         817,000        893,210
  4.88%, 2/15/2012.....................................       1,149,000      1,274,046
  4.88%, 6/30/2012 (a).................................         723,000        806,485
  4.88%, 8/15/2016 (a).................................       1,123,000      1,321,075
  5.00%, 2/15/2011.....................................       1,184,000      1,279,371
  5.00%, 8/15/2011 (a).................................         858,000        943,345
  5.13%, 6/30/2011 (a).................................         821,000        900,793
  5.13%, 5/15/2016.....................................       1,108,000      1,321,645
  5.75%, 8/15/2010 (a).................................         800,000        857,192
                                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $113,391,198)..................................                    116,740,251
                                                                          ------------


SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         SHARES         VALUE
--------------------                                       ----------   ------------
SHORT TERM INVESTMENTS -- 23.1%
MONEY MARKET FUNDS -- 23.1%
State Street Institutional Liquid
  Reserves Fund 0.57% (b)(c)...........................       124,565   $    124,565
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................    27,008,895     27,008,895
                                                                        ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $27,133,460)...................................                   27,133,460
                                                                        ------------
TOTAL INVESTMENTS -- 122.3% (Cost $140,524,658)........                  143,873,711
OTHER ASSETS AND LIABILITIES -- (22.3)%................                  (26,246,393)
                                                                        ------------
NET ASSETS -- 100.0%...................................                 $117,627,318
                                                                        ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                            PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT        VALUE
--------------------                                       ----------   -----------
U.S. TREASURY OBLIGATIONS -- 98.9%
Treasury Bonds
  3.50%, 2/15/2039.....................................    $  454,000   $   448,575
  4.38%, 2/15/2038 (a).................................       380,000       431,528
  4.50%, 2/15/2036 (a).................................       624,000       719,073
  4.50%, 5/15/2038 (a).................................       407,000       474,985
  4.75%, 2/15/2037 (a).................................       314,000       376,153
  5.00%, 5/15/2037 (a).................................       307,000       381,844
  5.25%, 11/15/2028....................................       202,000       248,248
  5.25%, 2/15/2029 (a).................................       212,000       261,034
  5.38%, 2/15/2031 (a).................................       328,000       413,624
  5.50%, 8/15/2028 (a).................................       232,000       292,742
  6.00%, 2/15/2026 (a).................................       201,000       264,801
  6.13%, 11/15/2027 (a)................................       409,000       549,385
  6.13%, 8/15/2029.....................................       190,000       258,505
  6.25%, 8/15/2023 (a).................................       464,000       610,768
  6.25%, 5/15/2030.....................................       345,000       478,594
  6.38%, 8/15/2027 (a).................................       173,000       238,245
  6.50%, 11/15/2026 (a)................................       235,000       326,406
  6.63%, 2/15/2027.....................................       140,000       197,044
  6.75%, 8/15/2026.....................................       159,000       226,144
  6.88%, 8/15/2025 (a).................................       205,000       293,775
  7.13%, 2/15/2023 (a).................................       300,000       422,082
  7.25%, 8/15/2022 (a).................................       252,000       356,162
  7.50%, 11/15/2024....................................        98,000       147,569
  7.63%, 11/15/2022....................................        53,000        77,405
  7.63%, 2/15/2025.....................................       137,000       209,121
  7.88%, 2/15/2021 (a).................................       187,000       271,317
  8.00%, 11/15/2021 (a)................................       570,000       843,976
  8.13%, 8/15/2019.....................................       339,000       491,903
  8.13%, 5/15/2021.....................................       185,000       274,183
  8.13%, 8/15/2021 (a).................................       192,000       285,468
  8.50%, 2/15/2020.....................................       184,000       274,754
  8.75%, 5/15/2020 (a).................................       120,000       182,772
  8.75%, 8/15/2020.....................................       330,000       503,514
                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $11,152,775)...................................                  11,831,699
                                                                        -----------
SHORT TERM INVESTMENTS -- 26.9%
MONEY MARKET FUNDS -- 26.9%
State Street Institutional Liquid
  Reserves Fund 0.57% (b)(c)...........................         5,591   $     5,591
State Street Navigator Securities
  Lending Prime Portfolio (c)(d).......................     3,218,628     3,218,628
                                                                        -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $3,224,219)....................................                   3,224,219
                                                                        -----------
TOTAL INVESTMENTS -- 125.8%
  (Cost $14,376,994)...................................                  15,055,918
OTHER ASSETS AND LIABILITIES -- (25.8)%................                  (3,089,181)
                                                                        -----------
NET ASSETS -- 100.0%...................................                 $11,966,737
                                                                        ===========




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                       -----------   -------------
CORPORATE BONDS & NOTES -- 21.3%
AEROSPACE & DEFENSE -- 0.6%
Boeing Co.
  6.13%, 2/15/2033.....................................    $   150,000   $     145,466
Honeywell International, Inc.
  6.13%, 11/1/2011.....................................        805,000         874,304
                                                                         -------------
                                                                             1,019,770
                                                                         -------------
AIR FREIGHT & LOGISTICS -- 0.1%
United Parcel Service, Inc.
  6.20%, 1/15/2038.....................................        235,000         239,031
                                                                         -------------
AUTOMOBILES -- 0.1%
Daimler Finance North America LLC
  8.00%, 6/15/2010 (a).................................        200,000         199,500
                                                                         -------------
BANKS -- 0.8%
Kreditanstalt fuer Wiederaufbau:
  3.25%, 10/14/2011 (a)................................        500,000         513,400
  4.00%, 10/15/2013 (a)................................        660,000         695,059
  4.50%, 7/16/2018.....................................        200,000         207,674
                                                                         -------------
                                                                             1,416,133
                                                                         -------------
BEVERAGES -- 0.1%
Diageo Capital PLC
  5.75%, 10/23/2017....................................        235,000         238,327
                                                                         -------------
BUILDING PRODUCTS -- 0.1%
Masco Corp.
  6.13%, 10/3/2016 (a).................................        235,000         157,450
                                                                         -------------
CAPITAL MARKETS -- 0.9%
Svensk Exportkredit AB
  5.13%, 3/1/2017 (a)..................................        375,000         392,704
The Goldman Sachs Group, Inc.:
  5.35%, 1/15/2016.....................................      1,180,000       1,054,625
  5.95%, 1/15/2027.....................................        300,000         193,204
                                                                         -------------
                                                                             1,640,533
                                                                         -------------
CHEMICALS -- 0.2%
E.I. du Pont de Nemours & Co.
  5.25%, 12/15/2016 (a)................................        375,000         362,532
                                                                         -------------
COMMERCIAL BANKS -- 4.0%
Bank of New York Mellon Corp.
  4.95%, 11/1/2012.....................................        495,000         503,472
Deutsche Bank AG London:
  5.38%, 10/12/2012 (a)................................        375,000         368,482
  6.00%, 9/1/2017......................................        430,000         404,540
European Investment Bank:
  2.00%, 2/10/2012.....................................      1,000,000       1,005,518
  2.38%, 3/14/2014.....................................        500,000         488,515
HSBC Bank USA NA
  4.63%, 4/1/2014 (a)..................................        730,000         681,892
Inter-American Development Bank
  5.13%, 9/13/2016.....................................        375,000         417,199
International Bank for Reconstruction & Development
  4.75%, 2/15/2035.....................................         80,000          82,510
JPMorgan Chase Bank NA
  6.00%, 10/1/2017.....................................        510,000         471,912
Key Bank NA
  5.80%, 7/1/2014......................................        430,000         350,826
Oesterreichische Kontrollbank AG
  4.75%, 10/16/2012 (a)................................        375,000         401,205
Royal Bank of Scotland Group PLC
  5.00%, 11/12/2013....................................        375,000         237,757
US Bank NA
  6.38%, 8/1/2011......................................        235,000         244,355
Wachovia Bank NA
  5.85%, 2/1/2037......................................        655,000         460,785
Wells Fargo & Co:
  4.88%, 1/12/2011.....................................        375,000         372,273
  5.63%, 12/11/2017....................................        235,000         214,341
Wells Fargo Bank NA
  4.75%, 2/9/2015......................................        805,000         645,815
                                                                         -------------
                                                                             7,351,397
                                                                         -------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc.
  5.50%, 2/22/2016.....................................        225,000         235,622
                                                                         -------------
COMPUTERS & PERIPHERALS -- 0.3%
International Business Machines Corp.
  5.88%, 11/29/2032....................................        150,000         142,687
Oracle Corp.
  5.00%, 1/15/2011.....................................        375,000         392,945
                                                                         -------------
                                                                               535,632
                                                                         -------------
DIVERSIFIED FINANCIAL SERVICES -- 3.8%
American Express Credit Corp.
  5.88%, 5/2/2013......................................        250,000         220,428
American General Finance Corp.
  5.85%, 6/1/2013......................................        100,000          42,000
Asian Development Bank
  4.38%, 9/17/2010.....................................        100,000         103,492
Bank of America NA
  5.30%, 3/15/2017.....................................      1,105,000         803,044
Citigroup, Inc.
  5.63%, 8/27/2012.....................................      1,570,000       1,177,965
Credit Suisse USA, Inc.
  6.50%, 1/15/2012.....................................        930,000         949,382
General Electric Capital Corp:
  5.25%, 10/19/2012....................................        375,000         361,746
  5.63%, 5/1/2018......................................        810,000         697,292
  6.75%, 3/15/2032.....................................        225,000         179,419
HSBC Finance Corp.
  5.25%, 1/14/2011 (a).................................        310,000         273,577
JPMorgan Chase & Co.
  6.63%, 3/15/2012.....................................      1,580,000       1,546,838
Merrill Lynch & Co., Inc.
  6.88%, 4/25/2018.....................................        535,000         405,524
National Rural Utilities Cooperative Finance Corp.
  8.00%, 3/1/2032......................................        330,000         304,969
                                                                         -------------
                                                                             7,065,676
                                                                         -------------
ELECTRIC UTILITIES -- 1.1%
Duke Energy Carolinas LLC
  7.00%, 11/15/2018 (a)................................        375,000         428,946
Pacific Gas & Electric Co.
  4.80%, 3/1/2014......................................        805,000         809,270
Progress Energy, Inc.
  7.75%, 3/1/2031......................................        375,000         374,086
San Diego Gas & Electric Co.
  6.13%, 9/15/2037.....................................        100,000         103,470
Virginia Electric and Power Co.
  5.10%, 11/30/2012 (a)................................        330,000         336,297
                                                                         -------------
                                                                             2,052,069
                                                                         -------------

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                       -----------   -------------
FOOD & STAPLES RETAILING -- 0.3%
CVS Caremark Corp.
  6.25%, 6/1/2027......................................    $   235,000   $     217,636
Wal-Mart Stores, Inc.
  5.88%, 4/5/2027 (a)..................................        300,000         300,085
                                                                         -------------
                                                                               517,721
                                                                         -------------
FOOD PRODUCTS -- 0.6%
Archer-Daniels-Midland Co.
  5.38%, 9/15/2035.....................................        225,000         191,410
General Mills, Inc.
  5.70%, 2/15/2017.....................................        375,000         382,363
Kraft Foods, Inc.
  5.63%, 11/1/2011.....................................        375,000         392,111
Safeway, Inc.
  5.63%, 8/15/2014.....................................        200,000         205,083
                                                                         -------------
                                                                             1,170,967
                                                                         -------------
GAS UTILITIES -- 0.1%
KeySpan Corp.
  7.63%, 11/15/2010 (a)................................        100,000         104,186
                                                                         -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Baxter International, Inc.
  6.25%, 12/1/2037.....................................        140,000         143,344
                                                                         -------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
UnitedHealth Group, Inc.
  5.25%, 3/15/2011 (a).................................        805,000         804,185
                                                                         -------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
McDonald's Corp.
  5.35%, 3/1/2018......................................        330,000         345,721
                                                                         -------------
HOUSEHOLD PRODUCTS -- 0.2%
Kimberly-Clark Corp.
  5.00%, 8/15/2013.....................................        200,000         210,175
Procter & Gamble Co.
  5.55%, 3/5/2037......................................        225,000         222,710
                                                                         -------------
                                                                               432,885
                                                                         -------------
INDUSTRIAL CONGLOMERATES -- 0.2%
General Electric Co.
  5.25%, 12/6/2017.....................................        330,000         306,247
                                                                         -------------
INSURANCE -- 0.6%
American International Group, Inc.
  5.45%, 5/18/2017.....................................        730,000         277,400
Berkshire Hathaway Finance Corp.
  5.00%, 8/15/2013 (a).................................        200,000         205,700
MetLife, Inc.
  5.70%, 6/15/2035.....................................        375,000         256,043
The Allstate Corp.
  5.95%, 4/1/2036......................................        150,000         108,872
The Travelers Cos., Inc.
  6.25%, 3/15/2037 (b).................................        375,000         206,250
XL Capital, Ltd.
  6.50%, 12/31/2049 (b)(c).............................        375,000          75,000
                                                                         -------------
                                                                             1,129,265
                                                                         -------------
MACHINERY -- 0.1%
Caterpillar, Inc.
  6.05%, 8/15/2036.....................................        150,000         126,023
                                                                         -------------
MEDIA -- 0.6%
Comcast Corp.
  6.50%, 1/15/2017.....................................        300,000         294,773
News America, Inc.
  6.15%, 3/1/2037......................................        225,000         159,446
Time Warner Cable, Inc.
  5.85%, 5/1/2017......................................        300,000         269,711
Time Warner, Inc.
  7.70%, 5/1/2032......................................        225,000         205,377
Walt Disney Co.
  5.70%, 7/15/2011.....................................        200,000         213,665
                                                                         -------------
                                                                             1,142,972
                                                                         -------------
METALS & MINING -- 0.4%
Alcoa, Inc.
  5.38%, 1/15/2013.....................................        200,000         156,000
Rio Tinto Finance USA, Ltd.
  5.88%, 7/15/2013.....................................        400,000         352,000
Vale Overseas, Ltd.
  6.88%, 11/21/2036....................................        300,000         257,475
                                                                         -------------
                                                                               765,475
                                                                         -------------
MULTI-UTILITIES -- 0.2%
Midamerican Energy Holdings Co.
  6.13%, 4/1/2036......................................        375,000         328,409
                                                                         -------------
MULTILINE RETAIL -- 0.2%
Macy's Retail Holdings, Inc.
  5.35%, 3/15/2012.....................................        375,000         292,500
                                                                         -------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp.
  5.65%, 5/15/2013.....................................        400,000         336,273
                                                                         -------------
OIL, GAS & CONSUMABLE FUELS -- 1.4%
Anadarko Petroleum Corp.
  5.95%, 9/15/2016.....................................        300,000         257,042
Canadian Natural Resources, Ltd.
  6.25%, 3/15/2038.....................................        375,000         277,658
ConocoPhillips Canada Funding Co.
  5.63%, 10/15/2016....................................        805,000         821,592
Kinder Morgan Energy Partners LP
  5.80%, 3/15/2035.....................................        160,000         119,355
Pemex Project Funding Master Trust
  6.63%, 6/15/2035.....................................        100,000          72,750
Southern Natural Gas Co.
  5.90%, 4/1/2017 (d)..................................        805,000         711,310
Transocean, Inc.
  6.00%, 3/15/2018.....................................        140,000         130,887
Weatherford International, Inc.
  6.80%, 6/15/2037.....................................        150,000         107,440
XTO Energy, Inc.
  5.90%, 8/1/2012......................................        150,000         150,538
                                                                         -------------
                                                                             2,648,572
                                                                         -------------
PHARMACEUTICALS -- 0.8%
Abbott Laboratories
  5.60%, 5/15/2011.....................................        375,000         401,659
AstraZeneca PLC
  6.45%, 9/15/2037.....................................         75,000          76,755
Eli Lilly & Co.
  5.20%, 3/15/2017.....................................        300,000         306,071

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                       -----------   -------------
Schering-Plough Corp.
  6.00%, 9/15/2017.....................................    $   375,000   $     387,800
Wyeth
  5.95%, 4/1/2037......................................        225,000         211,271
                                                                         -------------
                                                                             1,383,556
                                                                         -------------
REAL ESTATE INVESTMENT TRUST -- 0.1%
Simon Property Group LP
  5.60%, 9/1/2011......................................        250,000         225,000
                                                                         -------------
ROAD & RAIL -- 0.2%
CSX Corp.
  6.15%, 5/1/2037......................................        150,000         106,813
Norfolk Southern Corp.
  7.70%, 5/15/2017.....................................        300,000         324,580
                                                                         -------------
                                                                               431,393
                                                                         -------------
SPECIALTY RETAIL -- 0.2%
Home Depot, Inc.
  5.40%, 3/1/2016......................................        375,000         335,133
                                                                         -------------
TELECOMMUNICATIONS -- 0.2%
Verizon Communications, Inc.
  6.40%, 2/15/2038.....................................        400,000         358,076
                                                                         -------------
TOBACCO -- 0.2%
Philip Morris International, Inc.
  4.88%, 5/16/2013.....................................        400,000         405,914
                                                                         -------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
AT&T Corp.
  8.00%, 11/15/2031....................................        430,000         464,419
Deutsche Telekom International Finance
  8.50%, 6/15/2010 (e).................................        805,000         841,282
Embarq Corp.
  7.08%, 6/1/2016......................................        150,000         136,500
New Cingular Wireless Services, Inc.
  8.13%, 5/1/2012 (a)..................................        375,000         406,662
Telecom Italia Capital
  5.25%, 10/1/2015.....................................        505,000         430,181
Verizon Global Funding Corp.
  6.88%, 6/15/2012.....................................        375,000         394,676
Vodafone Group PLC
  5.63%, 2/27/2017.....................................        225,000         222,665
                                                                         -------------
                                                                             2,896,385
                                                                         -------------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $42,251,780)...................................                     39,143,874
                                                                         -------------
FOREIGN GOVERNMENT OBLIGATIONS -- 1.6%
Federal Republic of Brazil
  8.25%, 1/20/2034.....................................        330,000         364,072
Province of Ontario
  4.95%, 6/1/2012......................................        430,000         454,582
Province of Quebec
  7.50%, 9/15/2029.....................................        430,000         549,004
Republic of Italy
  5.63%, 6/15/2012.....................................        730,000         778,917
United Mexican States
  5.63%, 1/15/2017.....................................        805,000         784,875
                                                                         -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $2,989,461)....................................                      2,931,450
                                                                         -------------
U.S. AGENCY MBS TBA -- 40.8%
Fannie Mae
  5.00% 15YR TBA.......................................      2,900,000       3,005,125
  5.50% 30YR TBA.......................................     18,000,000      18,675,000
  6.00% 15YR TBA.......................................      2,700,000       2,827,406
  6.50% 30YR TBA.......................................      6,100,000       6,421,203
  7.00% 30YR TBA.......................................      2,000,000       2,130,625
Freddie Mac
  4.50% 30YR TBA.......................................      1,300,000       1,326,305
  4.50% 15YR TBA.......................................      3,350,000       3,445,266
  5.00% 30YR TBA.......................................     11,900,000      12,263,508
  5.50% 15YR TBA.......................................      2,000,000       2,084,687
  6.00% 30YR TBA.......................................     12,300,000      12,853,500
  6.50% 15YR TBA.......................................      1,500,000       1,575,938
Ginnie Mae
  5.00% 30YR TBA.......................................      1,050,000       1,087,898
  5.50% 30YR TBA.......................................      3,200,000       3,329,500
  6.00% 30YR TBA.......................................      3,000,000       3,134,531
  6.50% 30YR TBA.......................................      1,000,000       1,048,906
                                                                         -------------
TOTAL U.S. AGENCY MBS TBA --
  (Cost $74,141,277)...................................                     75,209,398
                                                                         -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.0%
Fannie Mae
  1.75%, 3/23/2011 (a).................................      2,000,000       2,012,206
  3.00%, 7/12/2010.....................................      2,000,000       2,048,985
  5.00%, 2/16/2012.....................................      1,628,000       1,778,438
  5.00%, 5/11/2017 (a).................................      1,125,000       1,247,123
  7.13%, 1/15/2030 (a).................................        765,000       1,046,799
Federal Home Loan Bank
  5.13%, 8/14/2013.....................................      1,630,000       1,813,421
  5.38%, 8/19/2011.....................................      2,885,000       3,141,619
Freddie Mac
  4.13%, 7/12/2010.....................................      2,775,000       2,882,557
  4.50%, 1/15/2013.....................................      1,020,000       1,115,355
  5.00%, 4/18/2017 (a).................................      1,178,000       1,305,090
                                                                         -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS --
  (Cost $17,715,488)...................................                     18,391,593
                                                                         -------------
U.S. TREASURY OBLIGATIONS -- 25.6%
Treasury Bonds
  4.38%, 2/15/2038 (a).................................      1,880,000       2,134,928
  5.50%, 8/15/2028 (a).................................      1,840,000       2,321,749
  8.00%, 11/15/2021 (a)................................      2,515,000       3,723,860
  8.88%, 8/15/2017 (a).................................      2,723,000       3,972,040
Treasury Notes
  0.88%, 12/31/2010....................................      1,860,000       1,863,925
  1.75%, 3/31/2014.....................................      5,000,000       5,017,200
  2.38%, 8/31/2010 (a).................................      4,400,000       4,508,812
  3.13%, 8/31/2013 (a).................................      3,905,000       4,181,942
  3.88%, 5/15/2018.....................................      3,470,000       3,827,202
  4.13%, 5/15/2015 (a).................................      3,655,000       4,129,492
  4.50%, 9/30/2011.....................................      2,070,000       2,251,435
  4.50%, 4/30/2012 (a).................................      6,058,000       6,660,468
  4.75%, 8/15/2017 (a).................................      2,230,000       2,607,316
                                                                         -------------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $45,695,448)...................................                     47,200,369
                                                                         -------------

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                       -----------   -------------
SHORT TERM INVESTMENTS -- 55.7%
MONEY MARKET FUNDS -- 55.7%
State Street Institutional Liquid Reserves Fund 0.57%
  (f)(g)(h)............................................    $75,375,906   $  75,375,906
State Street Navigator Securities
  Lending Prime Portfolio (f)(i).......................     27,133,588      27,133,588
                                                                         -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $102,509,494)..................................                    102,509,494
                                                                         -------------
TOTAL INVESTMENTS -- 155.0% (Cost $285,302,948)........                    285,386,178
OTHER ASSETS AND LIABILITIES -- (55.0)%................                   (101,308,571)
                                                                         -------------
NET ASSETS -- 100.0%...................................                  $ 184,077,607
                                                                         =============




(a) Security, or portion thereof, was on loan as of March 31, 2009.
(b) Variable Rate Security. Rate shown is as of March 31, 2009.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.39% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Step up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.
(g) Security or a portion of the security has been designated as collateral for TBA securities.
(h) The rate shown is the annualized seven-day yield at period end.
(i) Investments of cash collateral for securities loaned.

TBA = To Be Announced

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                              PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT         VALUE
--------------------                                         -----------   ------------
MUNICIPAL BONDS AND NOTES -- 98.3%
ALABAMA -- 0.9%
Alabama, Auburn University, General Fee Revenue
  5.00%, 6/1/2038 (a)..................................      $ 2,200,000   $  2,163,370
Alabama, Public School & College Authority
  5.00%, 12/1/2023.....................................        1,500,000      1,584,060
Birmingham, AL, Capital Investment
  Series A 4.50%, 12/1/2027............................        1,000,000        881,890
                                                                           ------------
                                                                              4,629,320
                                                                           ------------
ARIZONA -- 4.6%
Arizona, Salt River Project, Agricultural Improvement &
  Power District:
  Series A 5.00%, 1/1/2016.............................          500,000        563,230
  Series A 5.00%, 1/1/2022.............................          500,000        538,470
  Series A 5.00%, 1/1/2027.............................        2,500,000      2,565,725
Arizona, State Transportation Board, Excise Tax Revenue
  5.00%, 7/1/2021......................................        1,500,000      1,636,275
Arizona, State Transportation Board, Highway Revenue
  Series A  5.00%, 7/1/2028............................        7,145,000      7,357,778
Chandler, AZ, General Obligation 4.25%, 7/1/2026.......        5,000,000      4,696,400
Maricopa County, AZ, Community College District,
  General Obligation
  Series C  3.00%, 7/1/2022............................        2,000,000      1,660,500
Phoenix, AZ, Civic Improvement Corp., Wastewater System
  Revenue, Senior Lien
  5.50%, 7/1/2019......................................        1,000,000      1,159,310
Phoenix, AZ, General Obligation
  Series A 5.00%, 7/1/2017.............................        1,000,000      1,141,150
Pima County, AZ, Industrial Development Authority,
  Lease Revenue
  5.00%, 9/1/2039......................................        2,000,000      1,793,700
                                                                           ------------
                                                                             23,112,538
                                                                           ------------
CALIFORNIA -- 12.3%
Azusa, CA, Public Financing Authority, Revenue
  5.00%, 7/1/2039 (a)..................................        1,200,000      1,125,360
California, Golden Empire Schools Financing Authority,
  Lease Revenue 4.00%, 5/1/2010........................        4,000,000      4,071,480
California, State Public Works Board, Lease Revenue
  Series D 5.00%, 5/1/2025.............................        1,000,000        991,240
California, State University Revenue:
  Series A 4.50%, 11/1/2044 (a)........................        6,090,000      5,001,230
  Series A 5.00%, 11/1/2037 (a)........................        1,000,000        893,090
Foothill-De Anza, CA, Community College District,
  General Obligation
  Series B  5.00%, 8/1/2027............................        4,475,000      4,374,894
Los Angeles, CA, Unified School District:
  Series B 4.75%, 7/1/2019 (a).........................        3,485,000      3,599,029
  Series A-1 5.00%, 7/1/2016 (a).......................        3,000,000      3,216,720
  Series A 5.00%, 7/1/2018.............................          900,000        960,732
Metropolitan Water District of Southern California,
  Waterworks Revenue
  Series A 5.00%, 1/1/2029.............................        4,900,000      4,925,921
Rancho Santiago, CA, Community College District,
  General Obligation 5.00%, 9/1/2026 (a)...............        3,535,000      3,554,089
San Diego, CA, Community College District
  5.00%, 5/1/2020 (a)..................................        2,720,000      2,872,891
San Diego, CA, Unified School District
  Series C-2  5.50%, 7/1/2019 (a)......................        1,600,000      1,804,592
San Francisco, CA, Bay Area Rapid Transit District:
  Series B 5.00%, 8/1/2022.............................        1,500,000      1,630,740
  Series B 5.00%, 8/1/2032.............................        1,600,000      1,618,368
San Francisco, CA, City & County Public Utilities
  Commission Water Revenue
  Series A 4.50%, 11/1/2031 (a)........................        1,000,000        859,490
San Francisco, CA, Community College District
  Series B 5.00%, 6/15/2028 (a)........................        5,225,000      5,129,748
San Francisco, CA, Toll Bridge Revenue
  Series F 5.00%, 4/1/2031.............................        4,775,000      4,602,241
San Jose, CA, Evergreen Community College District
  Series A Zero Coupon, 9/1/2020 (a)...................        2,500,000      1,471,350
University of California:
  Series J 4.50%, 5/15/2031 (a)........................        3,000,000      2,659,350
  Series B 4.75%, 5/15/2038............................        1,300,000      1,156,376
  Series E 5.00%, 5/15/2014 (a)........................        3,180,000      3,553,046
West Valley-Mission Community College District, CA,
  Election 2004-A
  5.00%, 8/1/2030 (a)..................................        2,000,000      1,933,660
                                                                           ------------
                                                                             62,005,637
                                                                           ------------
COLORADO -- 1.7%
Cherry Creek, CO, Arapahoe County School District,
  General Obligation 5.50%, 12/15/2013 (a).............        2,030,000      2,335,332
Douglas County, CO, School District
  Series B 5.00%, 12/15/2019...........................        2,000,000      2,217,940
Platte River, CO, Power Authority Revenue
  Series HH 5.00%, 6/1/2029............................        1,000,000        994,900
University of Colorado, Enterprise System Revenue
  5.00%, 6/1/2023 (a)..................................        3,000,000      3,119,010
                                                                           ------------
                                                                              8,667,182
                                                                           ------------
CONNECTICUT -- 1.7%
Connecticut, State General Obligation:
  Series A 4.50%, 5/1/2026.............................        1,000,000      1,006,030
  Series C 5.00%, 4/1/2011 (a).........................        2,000,000      2,152,620
  Series B 5.00%, 4/15/2012............................        5,000,000      5,528,000
                                                                           ------------
                                                                              8,686,650
                                                                           ------------

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT         VALUE
--------------------                                         -----------   ------------
DELAWARE -- 0.7%
Delaware, State General Obligation 5.00%, 3/1/2013.....      $ 1,000,000   $  1,125,560
New Castle County, DE, General Obligation
  Series A 5.00%, 7/15/2039............................        2,500,000      2,529,450
                                                                           ------------
                                                                              3,655,010
                                                                           ------------
FLORIDA -- 1.9%
Florida, State Board of Education, General Obligation
  Series B 5.25%, 6/1/2013.............................        2,000,000      2,226,060
Florida, State Board of Education, Public Education
  Capital Outlay
  Series A 5.00%, 6/1/2016.............................          900,000        996,228
Gainesville, FL, Utility System Revenue, (Pre-refunded)
  Series A 5.00%, 10/1/2035 (a)........................          900,000      1,041,111
JEA, FL, Bulk Power Supply System Revenue, Scherer 4
  Project
  Series A 5.63%, 10/1/2033............................        5,000,000      5,033,450
                                                                           ------------
                                                                              9,296,849
                                                                           ------------
GEORGIA -- 1.9%
Augusta, GA Water & Sewer Revenue 5.00%, 10/1/2014
  (a)..................................................        1,085,000      1,226,419
De Kalb County, GA, Water & Sewer Revenue
  Series B 5.25%, 10/1/2024............................        3,000,000      3,356,100
Georgia, State General Obligation:
  Series D 5.00%, 7/1/2009.............................        1,000,000      1,011,150
  Series B 5.00%, 4/1/2012.............................        2,000,000      2,219,140
Milledgeville -- Baldwin County, GA, Development
  Authority,
  (Pre-refunded)
  5.50%, 9/1/2024......................................        1,500,000      1,769,565
                                                                           ------------
                                                                              9,582,374
                                                                           ------------
HAWAII -- 2.1%
Hawaii, State General Obligation:
  Series DF 5.00%, 7/1/2020 (a)........................        1,060,000      1,150,291
  Series DJ 5.00%, 4/1/2023 (a)........................          900,000        961,065
  Series DI 5.00%, 3/1/2025 (a)........................        5,000,000      5,185,950
Hawaii, State Highway Revenue
  Series B 5.00%, 7/1/2015.............................        1,285,000      1,472,815
Honolulu, HI, City & County General Obligation
  Series A 5.00%, 7/1/2029.............................        1,500,000      1,542,750
                                                                           ------------
                                                                             10,312,871
                                                                           ------------
ILLINOIS -- 5.7%
Chicago, IL, General Obligation:
  Series A 5.00%, 1/1/2015.............................          900,000      1,005,363
  Series B 5.00%, 1/1/2022 (a).........................        1,000,000      1,042,920
Chicago, IL, Metropolitan Water Reclamation District:
  Series A 5.00%, 12/1/2020............................        1,000,000      1,117,150
  Series C 5.25%, 12/1/2032............................        5,000,000      5,179,000
Chicago, IL, O'Hare International Airport Revenue
  Series A 5.00%, 1/1/2038.............................        1,500,000      1,431,720
Chicago, IL, Water Revenue
  5.25%, 11/1/2038.....................................        2,500,000      2,437,600
Illinois Finance Authority Revenue, University of
  Chicago
  Series B 6.25%, 7/1/2038.............................        5,000,000      5,469,300
Illinois, State General Obligation:
  Series B 5.00%, 3/1/2014.............................        2,000,000      2,217,000
  Series A 5.00%, 6/1/2021.............................        5,000,000      5,447,300
Kendall, Kane, & Will Counties, IL, School District,
  General Obligation Zero Coupon, 2/1/2022 (a).........        5,000,000      2,614,100
Southwestern, IL, Development Authority Revenue
  Zero Coupon, 12/1/2021 (a)...........................        1,125,000        598,298
                                                                           ------------
                                                                             28,559,751
                                                                           ------------
INDIANA -- 2.2%
Indiana, Finance Authority, Highway Revenue:
  Series A 4.50%, 12/1/2020 (a)........................        1,000,000      1,029,340
  Series A 4.50%, 6/1/2027 (a).........................        5,000,000      4,784,200
Indiana, State Finance Authority, Lease Revenue
  Series A-1 5.00%, 11/1/2015..........................        3,000,000      3,388,170
Indiana, State Finance Authority, State Revolving Fund
  Program Revenue
  Series B 5.00%, 2/1/2018.............................        1,535,000      1,728,318
                                                                           ------------
                                                                             10,930,028
                                                                           ------------
KANSAS -- 0.4%
Kansas, State Department of Transportation, Highway
  Revenue
  Series A 5.00%, 9/1/2011.............................        2,000,000      2,179,560
                                                                           ------------
KENTUCKY -- 0.8%
Kentucky, State Property & Buildings Commission
  5.00%, 8/1/2013......................................        1,000,000      1,103,210
Kentucky, State Turnpike Authority, Economic
  Development Road Revenue
  5.00%, 7/1/2025 (a)..................................        1,500,000      1,539,510
Kentucky, State Turnpike Authority, Economic Recovery
  Series B 4.50%, 7/1/2023.............................        1,285,000      1,279,564
                                                                           ------------
                                                                              3,922,284
                                                                           ------------
MARYLAND -- 2.4%
Maryland, State Department of Transportation, Highway
  Revenue:
  5.00%, 2/15/2015.....................................        1,500,000      1,700,775
  5.00%, 2/15/2017.....................................        1,925,000      2,203,086
Maryland, State General Obligation:
  5.00%, 8/1/2012......................................        1,250,000      1,400,125
  Series A 5.25%, 2/15/2013............................        1,000,000      1,133,090
Montgomery County, MD, Public Improvement
  Series A 5.00%, 7/1/2016.............................        1,500,000      1,742,700
Montgomery, MD, General Obligation
  Series A 5.00%, 9/1/2015.............................        3,530,000      3,993,065
                                                                           ------------
                                                                             12,172,841
                                                                           ------------

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT         VALUE
--------------------                                         -----------   ------------
MASSACHUSETTS -- 8.5%
Massachusetts, Bay Transportation Authority, Revenue
  Series A 5.00%, 7/1/2029.............................      $ 3,000,000   $  3,431,400
Massachusetts, Bay Transportation Authority, Sales Tax
  Revenue
  Series A 5.00%, 7/1/2021.............................        1,000,000      1,110,350
Massachusetts, School Building Authority:
  Series A 5.00%, 8/15/2024............................        1,000,000      1,039,700
  Series A 5.00%, 8/15/2026............................        3,000,000      3,065,430
  Series A 5.00%, 8/15/2030 (a)........................        2,700,000      2,707,128
Massachusetts, State Construction Loan
  Series B 5.00%, 8/1/2015.............................        1,310,000      1,488,212
Massachusetts, State General Obligation:
  Series A 5.25%, 8/1/2019.............................          900,000      1,034,640
  Series B 5.25%, 9/1/2024 (a).........................        5,000,000      5,560,950
  Series C 5.50%, 12/1/2022 (a)........................       11,000,000     12,748,230
Massachusetts, State Health & Educational Facilities
  Authority Revenue
  Series A 5.50%, 11/15/2036...........................        2,000,000      2,120,960
Massachusetts, State Tax Revenue 5.00%, 1/1/2034 (a)...        1,000,000      1,109,260
Massachusetts, State Water Pollution Abatement Trust
  5.25%, 8/1/2033......................................        2,000,000      2,075,520
Massachusetts, State Water Resources Authority
  Series A 5.13%, 8/1/2026.............................        5,000,000      5,110,600
                                                                           ------------
                                                                             42,602,380
                                                                           ------------
MICHIGAN -- 0.4%
Michigan, Municipal Bond Authority Revenue
  5.00%, 10/1/2022.....................................        1,700,000      1,806,879
                                                                           ------------
MINNESOTA -- 0.9%
Minnesota, State General Obligation:
  5.00%, 6/1/2015......................................        1,820,000      2,091,708
  2.00%, 6/1/2018......................................        1,940,000      2,184,285
                                                                           ------------
                                                                              4,275,993
                                                                           ------------
MISSISSIPPI -- 0.2%
Mississippi, State General Obligation 5.00%,
  12/1/2013............................................        1,000,000      1,124,310
                                                                           ------------
MISSOURI -- 1.5%
Missouri, State Highways & Transit Commission, State
  Road Revenue, Second Lien:
  5.25%, 5/1/2019......................................        4,000,000      4,542,960
  5.25%, 5/1/2020......................................        1,000,000      1,122,180
Missouri, State Regional Convention & Sports Complex
  Authority
  5.25%, 8/15/2016 (a).................................        1,800,000      1,908,486
                                                                           ------------
                                                                              7,573,626
                                                                           ------------
MONTANA -- 0.5%
Montana, State Department of Transportation Revenue
  5.00%, 6/1/2015 (a)..................................        2,130,000      2,424,430
                                                                           ------------
NEBRASKA -- 1.0%
Omaha, NE, Public Power District
  Series A 5.00%, 2/1/2039.............................        5,000,000      4,871,100
                                                                           ------------
NEVADA -- 2.8%
Clark County, NV, General Obligation:
  4.50%, 6/1/2018 (a)..................................        1,475,000      1,513,984
  4.75%, 6/1/2025 (a)..................................        1,735,000      1,635,272
Clark County, NV, Highway Improvement Revenue
  5.00%, 7/1/2012 (a)..................................        1,000,000      1,084,240
Clark County, NV, School District, General Obligation:
  Series B 4.50%, 6/15/2016............................        1,010,000      1,027,978
  Series A 5.00%, 6/15/2014............................          900,000        961,425
  Series D 5.00%, 6/15/2017 (a)........................        4,815,000      4,983,477
Las Vegas Valley, NV, Water District, General
  Obligation
  Series B 5.00%, 6/1/2015.............................        1,500,000      1,621,935
Nevada, State Highway Improvement Revenue
  5.00%, 12/1/2017 (a).................................        1,000,000      1,081,830
                                                                           ------------
                                                                             13,910,141
                                                                           ------------
NEW JERSEY -- 0.8%
New Jersey, State Educational Facilities Authority
  Revenue, Higher Education Capital Improvement
  Series A 5.00%, 9/1/2018.............................          735,000        792,110
New Jersey, State Transportation Trust Fund Authority:
  (Escrow to Maturity)
  Series A 5.25%, 6/15/2012 (a)........................        1,305,000      1,469,534
  Series C Zero Coupon, 12/15/2029 (a).................        2,585,000        753,295
New Jersey, State Turnpike Authority
  Series A 5.25%, 1/1/2027 (a).........................        1,000,000      1,044,730
                                                                           ------------
                                                                              4,059,669
                                                                           ------------
NEW MEXICO -- 0.4%
New Mexico, Severance Tax
  Series A-1 4.00%, 7/1/2014...........................        2,000,000      2,096,980
                                                                           ------------
NEW YORK -- 12.4%
Erie County, NY, Industrial Development Agency Revenue:
  Series A 5.75%, 5/1/2019 (a).........................        1,500,000      1,673,925
  Series A 5.75%, 5/1/2021.............................        3,000,000      3,238,860
New York, NY, City Municipal Water Finance Authority:
  Series DD 4.63%, 6/15/2031...........................        1,030,000        937,135
  Series C 4.75%, 6/15/2033............................        1,000,000        928,720
  Series C 5.00%, 6/15/2035............................        2,320,000      2,253,834
  Series D 5.00%, 6/15/2038............................        2,000,000      1,934,280
New York, NY, City Transitional Finance Authority:
  Sub Series D-1 5.00%, 11/1/2013......................        1,500,000      1,668,780
  Sub Series C-1 5.00%, 11/1/2020......................          900,000        968,166
  Series B 5.00%, 8/1/2021.............................        2,725,000      2,831,057
New York, NY, General Obligation:
  Series C-1 5.00%, 10/1/2012..........................        1,400,000      1,512,028
  Series B 5.25%, 8/1/2015.............................        2,000,000      2,152,560

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT         VALUE
--------------------                                         -----------   ------------
New York, State Dormitory Authority Revenue:
  Series A 5.00%, 7/1/2038.............................      $ 3,350,000   $  3,167,894
New York, State Dormitory Authority, State Income Tax
  Revenue:
  Series D 5.00%, 3/15/2016............................        1,800,000      2,014,722
  Series B 5.00%, 3/15/2028............................        5,000,000      5,023,200
New York, State Environmental Facscorp
  Series A 4.50%, 6/15/2036............................        1,500,000      1,353,390
New York, State Local Government Assistance Corp.
  Series A 5.00%, 4/1/2020.............................        3,000,000      3,284,070
New York, State Thruway Authority, Second General
  Highway & Boarding Trust Fund:
  Series B 5.00%, 4/1/2019.............................        5,400,000      5,796,630
  Series A 5.00%, 4/1/2020.............................        3,000,000      3,166,470
New York, State Thruway Authority:
  Series G 4.75%, 1/1/2030 (a).........................          920,000        847,145
  Series B 5.00%, 4/1/2014 (a).........................        2,000,000      2,200,820
  Series A 5.00%, 4/1/2021.............................          500,000        521,705
  Series A 5.00%, 3/15/2028............................        2,000,000      2,008,920
New York, State Urban Development Corp. Revenue:
  Series B 3.63%, 3/15/2012 (a)........................          710,000        746,849
  Series A-1 5.00%, 12/15/2016.........................        2,000,000      2,246,780
  Series B 5.00%, 3/15/2020............................        3,000,000      3,223,650
  Series A-1 5.00%, 12/15/2022 (a).....................        1,000,000      1,036,190
  Series B-1 5.00%, 3/15/2036..........................        1,000,000        969,740
New York & New Jersey, Port Authority Revenue:
  144th Series 5.00%, 10/1/2028........................        3,000,000      3,029,850
  144th Series 5.00%, 12/1/2029........................        1,500,000      1,507,890
                                                                           ------------
                                                                             62,245,260
                                                                           ------------
NORTH CAROLINA -- 2.8%
Charlotte, NC, Water & Sewer System Revenue
  5.00%, 7/1/2038......................................        3,000,000      3,028,530
Mecklenburg County, NC, General Obligation
  Series A 4.00%, 8/1/2015.............................        3,135,000      3,437,433
North Carolina, Infrastructure Finance Corp.
  Certificate Participation
  Series A 5.00%, 2/1/2020 (a).........................        1,275,000      1,383,082
North Carolina, State General Obligation
  Series B 5.00%, 4/1/2016.............................        2,000,000      2,313,480
University of North Carolina, Chapel Hill
  5.00%, 12/1/2031.....................................        3,640,000      3,711,526
                                                                           ------------
                                                                             13,874,051
                                                                           ------------
OHIO -- 1.2%
Columbus, OH, General Obligation:
  Series D 5.00%, 12/15/2009...........................        1,000,000      1,031,180
  Series A 5.00%, 9/1/2018.............................        1,500,000      1,710,750
Ohio, State General Obligation
  Series A 5.00%, 6/15/2010............................        2,170,000      2,277,003
Ohio, University of Akron, General Receipts
  Series A 5.00%, 1/1/2033 (a).........................        1,000,000        964,900
                                                                           ------------
                                                                              5,983,833
                                                                           ------------
OREGON -- 1.3%
Oregon, State Department of Transportation Revenue:
  Series A 5.00%, 11/15/2033...........................        1,500,000      1,503,465
  Series C 5.00%, 11/15/2015...........................        1,500,000      1,695,105
Portland, OR, Sewer System Revenue
  Series A 5.00%, 6/1/2015 (a).........................        1,730,000      1,958,585
Salem-Keizer, OR, School District No. 24J, General
  Obligation
  Series B Zero Coupon, 6/15/2021......................        2,010,000      1,116,193
                                                                           ------------
                                                                              6,273,348
                                                                           ------------
PENNSYLVANIA -- 2.1%
Central Bucks, PA, School District 5.00%, 5/15/2023....        2,500,000      2,691,275
Pennsylvania, Commonwealth Financing Authority Revenue
  Series A 5.00%, 6/1/2025 (a).........................        1,925,000      1,983,251
Pennsylvania, State General Obligation:
  Series A 4.50%, 11/1/2021............................        1,390,000      1,467,923
  Series A 5.00%, 11/1/2013............................        1,000,000      1,132,000
  5.38%, 7/1/2016......................................        3,000,000      3,505,350
                                                                           ------------
                                                                             10,779,799
                                                                           ------------
RHODE ISLAND -- 0.6%
Rhode Island, State & Providence Plantations,
  Consolidated Capital Development
  Series E 4.70%, 11/1/2025............................        3,000,000      3,020,130
                                                                           ------------
SOUTH CAROLINA -- 0.7%
Charleston County, SC, Sales Tax Revenue
  5.00%, 11/1/2018.....................................        2,000,000      2,287,480
South Carolina, State Public Service Authority
  Series C 5.00%, 1/1/2016.............................        1,275,000      1,424,647
                                                                           ------------
                                                                              3,712,127
                                                                           ------------
TENNESSEE -- 0.6%
Nashville & Davidson County, TN, Health & Educational
  Facilities Board Revenue:
  Series A 5.00%, 10/1/2013............................        2,000,000      2,229,320
  Series B 5.00%, 10/1/2039............................        1,000,000        981,580
                                                                           ------------
                                                                              3,210,900
                                                                           ------------
TEXAS -- 11.1%
Austin, TX, Electrical Utilities System Revenue
  5.00%, 11/15/2035 (a)................................        5,100,000      4,834,035
Cypress-Fairbanks, TX, Independent School District
  5.00%, 2/15/2023.....................................        5,000,000      5,278,950
Dallas, TX, General Obligation:
  4.75%, 2/15/2026.....................................        1,500,000      1,510,605
  5.00%, 2/15/2024.....................................        2,055,000      2,118,191
  5.00%, 2/15/2027.....................................        1,750,000      1,795,273

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT         VALUE
--------------------                                         -----------   ------------
Denton, TX, Independant School District, General
  Obligation
  5.00%, 8/15/2028 (a).................................      $ 1,000,000   $  1,026,070
Harris County, TX, General Obligation
  Series A 5.25%, 10/1/2017............................        2,350,000      2,604,693
Harris County, TX, Road Revenue
  Series B 5.25%, 8/15/2047............................        3,000,000      2,808,000
Houston, TX, Public Improvement
  Series B 5.00%, 3/1/2023.............................        4,000,000      4,138,720
Houston, TX, Utility System Revenue
  Series A 5.25%, 11/15/2017...........................          900,000      1,027,035
  Series A 5.25%, 11/15/2031 (a).......................        4,600,000      4,516,096
La Joya, TX, Independent School District
  5.00%, 2/15/2034 (a).................................        2,800,000      2,811,788
Prosper, TX, Independent School District
  5.00%, 2/15/2038 (a).................................        1,000,000      1,001,870
Texas, State General Obligation:
  4.75%, 4/1/2036......................................        1,000,000        966,050
  5.00%, 4/1/2029......................................        3,000,000      3,045,600
Texas, State Transportation Commission:
  5.00%, 4/1/2019......................................        5,000,000      5,552,200
  Series A 5.00%, 4/1/2020.............................        1,000,000      1,085,890
  5.00%, 4/1/2026......................................        2,555,000      2,630,935
University of Texas:
  Series B 5.00%, 8/15/2010............................        1,000,000      1,054,570
  Series D 5.00%, 8/15/2018............................        1,675,000      1,883,152
  Series F 4.75%, 8/15/2026............................        1,890,000      1,914,664
Williamson County, TX, General Obligation
  5.25%, 2/15/2018 (a).................................        2,000,000      2,243,160
                                                                           ------------
                                                                             55,847,547
                                                                           ------------
UTAH -- 1.2%
Utah, State General Obligation,
  (Pre-refunded)
  Series A 5.00%, 7/1/2015.............................        2,000,000      2,273,500
Utah, Transport Authority Sales Tax Revenue
  Series A 5.00%, 6/15/2036............................        3,850,000      3,810,191
                                                                           ------------
                                                                              6,083,691
                                                                           ------------
VIRGINIA -- 3.2%
Fairfax County, VA, General Obligation:
  Series A 4.00%, 4/1/2011.............................        1,675,000      1,775,701
  Series A 4.00%, 4/1/2020.............................        1,000,000      1,029,200
Virginia, State Public Building Authority, Public
  Facilities Revenue
  Series B 5.25%, 8/1/2027.............................        2,000,000      2,128,780
Virginia, State Public School Authority Revenue
  5.25%, 8/1/2014......................................        4,300,000      4,927,843
Virginia, State Resources Authority Revenue
  Series B 5.00%, 11/1/2028............................        3,540,000      3,676,361
Virginia, Upper Occoquan Sewage Authority, Regional
  Sewage Revenue
  5.00%, 7/1/2022......................................        2,500,000      2,691,150
                                                                           ------------
                                                                             16,229,035
                                                                           ------------
WASHINGTON -- 4.4%
Central Puget Sound, WA, Regional Transit Authority,
  Sales & Use Tax Revenue
  Series A 5.00%, 11/1/2032 (a)........................        3,000,000      3,010,260
  Series A 5.00%, 11/1/2036............................        2,000,000      1,967,580
Energy Northwest Washington Electric Revenue:
  Series A 5.00%, 7/1/2014.............................        1,000,000      1,103,490
  Series A 5.50%, 7/1/2012 (a).........................        1,200,000      1,329,672
King County, WA, School District, General Obligation
  Series A 4.00%, 6/1/2011.............................        1,250,000      1,323,600
Pierce County, WA, School District No. 3
  5.00%, 12/1/2017.....................................          800,000        889,792
Seattle, WA, Municipal Light & Power Revenue
  5.50%, 4/1/2022......................................        1,435,000      1,583,523
Snohomish County, WA, School District No. 201
  5.25%, 12/1/2024.....................................        3,225,000      3,449,137
Washington, State General Obligation:
  Series C 4.25%, 1/1/2013.............................        1,000,000      1,084,150
  Series C 5.00%, 1/1/2021 (a).........................        2,100,000      2,263,191
  Series A 5.00%, 7/1/2023.............................          900,000        947,754
  Series 2007A 5.00%, 7/1/2027 (a).....................        1,000,000      1,020,010
  Series A 5.00%, 7/1/2032.............................        2,000,000      1,975,480
                                                                           ------------
                                                                             21,947,639
                                                                           ------------
WISCONSIN -- 0.4%
Wisconsin, State General Obligation
  Series C 5.00%, 5/1/2014.............................        2,000,000      2,233,980
                                                                           ------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $490,823,094)..................................                     493,899,743
                                                                           ------------


                                                                SHARES
                                                             -----------
SHORT TERM INVESTMENTS -- 2.0%
MONEY MARKET FUND -- 2.0%
State Street Institutional Tax Free Money Market Fund
  0.88% (b)(c)
  (Cost $10,326,836)...................................       10,326,836     10,326,836
                                                                           ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $501,149,930)..................................                     504,226,579
OTHER ASSETS AND LIABILITIES -- (0.3)%.................                      (1,633,229)
                                                                           ------------
NET ASSETS -- 100.0%...................................                    $502,593,350
                                                                           ============


SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


(a) Bond is insured by one of these companies:

                                                          AS A % OF TOTAL
INSURANCE COVERAGE                                           NET ASSETS
------------------                                        ---------------
Financial Security Assurance, Inc. ....................        17.56%
National Public Finance Guarantee Corp. ...............         5.77%
Ambac Financial Group..................................         2.42%
Financial Guaranty Insurance, Co. .....................         1.34%
Permanent School Fund Guaranteed.......................         0.96%
Assured Guaranty.......................................         0.90%


(b) Affiliated Fund managed by SSgA Funds Management, Inc.
(c) The rate shown is the annualized seven-day yield at period end.
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
  Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT        VALUE
--------------------                                         ----------   -----------
MUNICIPAL BONDS AND NOTES -- 98.4%
CALIFORNIA -- 98.4%
Azusa, CA, Public Financing Authority Revenue
  5.00%, 7/1/2039 (a)..................................      $  800,000   $   750,240
Bakersfield, CA, Wastewater Revenue
  Series A 5.00%, 9/15/2032 (a)........................         500,000       474,840
California, Educational Facilities Authority Revenue
  Series A 4.75%, 10/1/2037............................         740,000       674,406
California, Infrastructure & Economic Development Bank
  Revenue, Lien A, (Pre-refunded)
  5.00%, 7/1/2036 (a)..................................         175,000       194,989
California, State Department of Water Resources
  Series AE 5.00%, 12/1/2022...........................       1,000,000     1,066,530
California, State Public Works Board, Lease Revenue
  Series D 5.00%, 5/1/2025.............................         500,000       495,620
California, State University Revenue
  Series A 5.00%, 11/1/2037 (a)........................         220,000       196,480
Chabot-Las Positas Community College District, CA
  Series B Zero Coupon, 8/1/2024 (a)...................       1,400,000       598,542
Chaffey Community College District, CA, Election of
  2002
  Series C 5.00%, 6/1/2032 (a).........................       1,000,000       962,760
Coast Community College District, CA
  Series B 5.00%, 8/1/2023 (a).........................         800,000       827,712
Desert Community College District, CA
  Series C 5.00%, 8/1/2037 (a).........................         300,000       282,252
Eastern Municipal Water District, CA, Water & Sewer
  Revenue
  Series H 5.00%, 7/1/2035.............................       1,000,000       930,890
El Dorado, CA, Irrigation District, Certificate of
  Participation
  Series A 6.25%, 8/1/2029 (a).........................       1,200,000     1,239,288
Foothill-De Anza, CA, Community College District
  Series B 5.00%, 8/1/2027 (a).........................       1,000,000       977,630
Grossmont, CA, Union High School District Election of
  2004
  5.00%, 8/1/2033......................................         500,000       475,005
Los Altos, CA, School District
  5.00%, 8/1/2018 (a)..................................         780,000       851,323
Los Angeles, CA, Community College District
  Series A 5.00%, 8/1/2032 (a).........................       1,000,000       943,430
Los Angeles, CA, Metro Transportation Authority, Sales
  Tax Revenue
  Series A 5.00%, 7/1/2013 (a).........................         705,000       788,197
Los Angeles, CA, Unified School District
  Series A-1 5.00%, 7/1/2017 (a).......................         250,000       265,840
Los Angeles, CA, Water & Power Revenue
  Series A-1 5.00%, 7/1/2023 (a).......................         900,000       940,743
Los Angeles County, CA, Public Works Financing
  Authority Revenue
  5.00%, 10/1/2015 (a).................................       1,000,000     1,124,130
Metropolitan Water District of Southern California
  Series A 5.00%, 1/1/2031.............................       1,000,000       989,460
North Orange County, CA, Community College District
  5.00%, 8/1/2015 (a)..................................       1,000,000     1,131,680
Redding, CA, Electric System Revenue, Certificate of
  Participation
  Series A 5.00%, 6/1/2030 (a).........................         555,000       519,225
Sacramento, CA, Municipal Utility District, Electric
  Revenue
  Series U 5.00%, 8/15/2023 (a)........................       1,000,000     1,042,480
San Diego, CA, Community College District
  5.00%, 8/1/2032 (a)..................................       1,000,000       949,760
San Diego County, CA, Water Authority Revenue
  Series 2008-A 5.00%, 5/1/2015 (a)....................         200,000       226,340
San Francisco, CA, Bay Area Rapid Transit District
  Series B 5.00%, 8/1/2022.............................         500,000       543,580
San Francisco, CA, Bay Area Toll Authority, Toll Bridge
  Revenue
  Series F 5.00%, 4/1/2025.............................         800,000       807,040
San Francisco, CA, City & County Public Utilities
  Commission, Water Revenue
  Series A 4.50%, 11/1/2031 (a)........................         500,000       429,745
  Series A 4.75%, 11/1/2036 (a)........................         500,000       438,490
San Francisco, CA, City & County Unified School
  District Election
  of 2006
  Series B 5.25%, 6/15/2022............................         800,000       860,800
San Francisco, CA, Community College District
  Series B 5.25%, 6/15/2012 (a)........................         800,000       890,712
San Jose, CA, Unified School District Santa Clara
  County Election of 2002
  Series C 5.00%, 8/1/2024 (a).........................         300,000       307,374
  Series C 5.25%, 8/1/2019 (a).........................       1,000,000     1,097,290
San Juan, CA, Public Power Agency Project Revenue
  Series L 5.00%, 7/1/2022 (a).........................         100,000       101,696
San Mateo County, CA, Community College District
  Series B 5.00%, 9/1/2031.............................         315,000       311,636
San Ramon Valley, CA, Unified School District Election
  of 2002
  5.00%, 8/1/2025 (a)..................................         750,000       761,437
Santa Clara County, CA, Financing Authority, Lease
  Revenue
  Series L 5.25%, 5/15/2036............................       1,000,000       963,560
Santa Clara Valley Transportation Authority, CA, Sales
  Tax Revenue
  Series A 5.00%, 4/1/2036 (a).........................         500,000       477,900
University of California, Revenue
  Series E 5.00%, 5/15/2014 (a)........................         500,000       558,655
  Series K 5.00%, 5/15/2020 (a)........................         250,000       264,547
  Series A 5.13%, 5/15/2018 (a)........................         500,000       529,500
                                                                          -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $29,654,157)...................................                    29,263,754
                                                                          -----------

SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ----------   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
State Street Institutional Tax Free Money Market Fund
  0.88% (b)(c)
  (Cost $73,953).......................................          73,953   $    73,953
                                                                          -----------
TOTAL INVESTMENTS -- 98.6%
  (Cost $29,728,110)...................................                    29,337,707
OTHER ASSETS AND LIABILITIES -- 1.4%...................                       410,500
                                                                          -----------
NET ASSETS -- 100.0%...................................                   $29,748,207
                                                                          ===========




(a) Bond is insured by one of these companies:

                                                          AS A % OF TOTAL
INSURANCE COVERAGE                                           NET ASSETS
------------------                                        ---------------
Financial Security Assurance, Inc. ....................        27.40%
Ambac Financial Group..................................        18.36%
National Public Finance Guarantee......................        13.26%
Financial Guaranty Insurance Co. ......................         7.89%
Assured Guaranty Corporation...........................         4.17%


(b) Affiliated Fund managed by SSgA Funds Management, Inc.
(c) The rate shown is the annualized seven-day yield at period end.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
  treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                             PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT       VALUE
--------------------                                         ---------   -----------
MUNICIPAL BONDS AND NOTES -- 95.8%
NEW YORK -- 91.8%
Battery Park City Authority, NY, Revenue
  Series A 5.25%, 11/1/2021............................       $100,000   $   107,515
Erie County, NY, Industrial Development Agency
  Series A 5.75%, 5/1/2024 (a).........................        500,000       524,310
Nassau County, NY, General Obligation
  Series C 5.00%, 7/1/2015.............................        500,000       558,345
New York City, NY, Cultural Resource Revenue, Museum of
  Modern Art Series A-1 5.00%, 4/1/2031................        300,000       294,117
New York, NY, General Obligation, (Pre-refunded):
  Series J 5.50%, 6/1/2020.............................      1,000,000     1,154,190
  Series G 5.00%, 8/1/2025.............................        385,000       378,647
New York, NY, Municipal Finance Authority, Water and
  Sewer System Revenue
  5.00%, 6/15/2037.....................................        500,000       484,535
New York, NY, Transitional Finance Authority (Escrow to
  Maturity)
  5.00%, 11/1/2009.....................................        450,000       461,880
New York, Sales Tax Asset Receivables Corp.
  Series A 5.00%, 10/15/2020 (a).......................        500,000       532,250
New York, State Dorminatory Authority Revenue:
  Series C 5.00%, 12/15/2020...........................        500,000       532,825
  Series A 5.00%, 7/1/2038.............................        650,000       614,666
New York, State Dorminatory Authority Revenue, Fordham
  University
  Series B 5.00%, 7/1/2033 (a).........................        500,000       486,270
New York, State Environmental Facscorp
  Series A 4.50%, 6/15/2036............................        635,000       572,935
New York , State General Obligation 5.00%, 4/15/2015...      1,000,000     1,120,750
New York, State Local Government Assistance Corp.
  Series C 5.00%, 4/1/2018.............................        500,000       562,785
New York, State Power Authority,
  Series C 5.00%, 11/15/2020...........................        250,000       271,285
New York, State Thruway Authority, General Revenue:
  Series B 5.00%, 4/1/2027.............................        300,000       293,385
  Series H 5.00%, 1/1/2032 (a).........................        500,000       468,230
New York, State Urban Development Corp., Revenue:
  Series A-1 5.00%, 12/15/2022 (a).....................       $520,000       538,819
  Series A-1 5.00%, 12/15/2027.........................        250,000       251,913
New York, Triborough Bridge & Tunnel Authority, Revenue
  5.00%, 11/15/2037....................................        500,000       480,850
New York & New Jersey, Port Authority Revenue 140th
  Series
  5.00%, 12/1/2029.....................................        500,000       502,630
Westchester County, NY, General Obligation
  Series A 3.75%, 11/15/2012...........................        500,000       541,475
                                                                         -----------
                                                                          11,734,607
                                                                         -----------
PUERTO RICO -- 4.0%
Puerto Rico Electric Power Authority Revenue
  Series UU 5.00%, 7/1/2016 (a)........................        500,000       510,005
                                                                         -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $12,431,528)...................................                   12,244,612
                                                                         ===========


                                                               SHARES
                                                             ---------
SHORT TERM INVESTMENTS -- 2.6%
MONEY MARKET FUND -- 2.6%
State Street Institutional Tax Free
  Money Market Fund 0.88% (b)(c)
  (Cost $336,041)......................................        336,041       336,041
                                                                         -----------
TOTAL INVESTMENTS -- 98.4%
  (Cost $12,767,569)...................................                   12,580,653
OTHER ASSETS AND LIABILITIES -- 1.6%...................                      205,437
                                                                         -----------
NET ASSETS -- 100.0%...................................                  $12,786,090
                                                                         ===========




(a) Bond is insured by one of these companies:

                                                          AS A % OF TOTAL
INSURANCE COVERAGE                                           NET ASSETS
------------------                                        ---------------
Financial Security Assurance, Inc. ....................        8.09%
Municipal Bond Investors Assurance Corp. ..............        7.82%
Ambac Financial Group..................................        4.21%
Assured Guaranty Corporation...........................        3.80%


(b) Affiliated Fund managed by SSgA Funds Management, Inc.
(c) The rate shown is the annualized seven-day yield at period end.
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
  treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                               PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT          VALUE
--------------------                                         ------------   ------------
MUNICIPAL BONDS AND NOTES -- 97.0%
ALASKA -- 0.3%
Alaska, State General Obligation Series A 5.25%,
  8/1/2010 (a).........................................       $ 1,000,000   $  1,055,220
                                                                            ------------
ARIZONA -- 3.7%
Arizona, Salt River Project, Electrical Systems Revenue
  Series A 3.00%, 1/1/2014.............................         1,070,000      1,095,220
Arizona, State Transportation Board, Excise Tax
  Revenue:
  4.50%, 7/1/2009......................................           755,000        762,135
  5.00%, 7/1/2013......................................         2,750,000      3,087,617
Maricopa County, AZ, Community College District
  Series B 4.00%, 7/1/2010.............................         3,025,000      3,139,617
Phoenix, AZ, Civic Improvement Corp., Transit Excise
  Tax Revenue 5.00%, 7/1/2013 (a)......................         4,000,000      4,463,400
Phoenix, AZ, Civic Improvement Corp., Wastewater System
  Revenue Series B 5.00%, 7/1/2012 (a).................         1,000,000      1,095,410
                                                                            ------------
                                                                              13,643,399
                                                                            ------------
CALIFORNIA -- 4.1%
California, State Department of Water Resources Revenue
  Series AF 5.00%, 12/1/2012...........................         5,000,000      5,581,250
Los Angeles, CA, Public Works Financing Authority,
  Revenue:
  5.00%, 10/1/2011 (a).................................           770,000        835,935
  5.00%, 10/1/2012 (a).................................         1,000,000      1,106,470
Los Angeles, CA, Unified School District
  Series B 4.00%, 7/1/2009.............................         1,000,000      1,007,960
San Francisco, CA, City & County Series 2008-R1 5.00%,
  6/15/2013............................................         3,000,000      3,346,620
University of California, Revenue Series O 5.00%,
  5/15/2013............................................         3,000,000      3,321,330
                                                                            ------------
                                                                              15,199,565
                                                                            ------------
COLORADO -- 1.2%
Cherry Creek, CO, Arapahoe County School District,
  General Obligation Series B 6.00%, 12/15/2012........         1,000,000      1,155,090
Denver, CO, City & County Excise Tax Revenue
  Series A 5.00%, 9/1/2013 (a).........................         2,850,000      3,155,834
                                                                            ------------
                                                                               4,310,924
                                                                            ------------
CONNECTICUT -- 3.6%
Connecticut, State General Obligation:
  5.00%, 3/15/2013.....................................         4,670,000      5,225,917
  Series C 5.00%, 4/1/2011 (a).........................         1,000,000      1,076,310
  Series D 5.00%, 11/15/2013 (a).......................         5,000,000      5,684,250
Connecticut, State Special Obligation, Rate Reduction
  Series A 5.00%, 6/30/2010............................         1,200,000      1,265,976
                                                                            ------------
                                                                              13,252,453
                                                                            ------------
DELAWARE -- 0.6%
Delaware, State General Obligation:
  4.00%, 8/1/2011......................................           750,000        801,458
  Series 2009A 5.00%, 1/1/2014.........................         1,200,000      1,358,652
                                                                            ------------
                                                                               2,160,110
                                                                            ------------
DISTRICT OF COLUMBIA -- 0.6%
District of Columbia, Income Tax Revenue
  Series B 4.00%, 12/1/2013............................         2,000,000      2,136,620
                                                                            ------------
FLORIDA -- 3.7%
Florida, State Board of Education 5.00%, 6/1/2013......         1,000,000      1,103,180
Florida, State Turnpike Authority, Turnpike Revenue:
  Series A 5.00%, 7/1/2009 (a).........................         1,280,000      1,292,953
  Series A 5.00%, 7/1/2012.............................         1,115,000      1,226,188
Florida, Water Pollution Control Revenue:
  Series A 3.00%, 1/15/2012............................         2,000,000      2,070,920
  Series A 3.00%, 1/15/2013............................         3,535,000      3,633,167
Orlando, FL, Utilities Commission System Revenue
  5.25%, 7/1/2009......................................         3,000,000      3,033,090
Polk, FL, School District, Sales Tax Revenue
  4.00%, 10/1/2009 (a).................................         1,215,000      1,231,840
                                                                            ------------
                                                                              13,591,338
                                                                            ------------
GEORGIA -- 5.7%
De Kalb County, GA, School District, General Obligation
  5.00%, 2/1/2011......................................         3,000,000      3,216,180
Georgia, Emory University, Authority Revenue
  Series B 5.00%, 9/1/2011.............................         3,000,000      3,250,680
Georgia, State General Obligation:
  Series A 5.00%, 9/1/2013.............................         2,050,000      2,331,608
  Series B 5.00%, 7/1/2010.............................         1,000,000      1,052,660
  Series G 5.00%, 10/1/2010............................         1,000,000      1,061,650
  Series C 5.50%, 7/1/2010.............................         2,590,000      2,744,079
  Series C 5.50%, 7/1/2012.............................         1,100,000      1,246,663
Georgia, State Road & Tollway Authority, Revenue
  Series A 5.00%, 6/1/2012.............................         3,000,000      3,290,730
Gwinnett County, GA, School District, General
  Obligation:
  5.00%, 2/1/2011......................................         1,000,000      1,073,770
  5.00%, 2/1/2013......................................         1,785,000      2,005,894
                                                                            ------------
                                                                              21,273,914
                                                                            ------------
HAWAII -- 1.9%
Hawaii, State General Obligation Series D 5.00%,
  7/1/2013 (a).........................................         4,000,000      4,482,400
Honolulu, HI, City & County General Obligation
  Series B 5.25%, 7/1/2014 (a).........................         2,125,000      2,407,136
                                                                            ------------
                                                                               6,889,536
                                                                            ------------

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT          VALUE
--------------------                                         ------------   ------------
ILLINOIS -- 2.6%
Chicago, IL, General Obligation Series C 5.00%,
  1/1/2012 (a).........................................       $   700,000   $    762,062
Chicago, IL, Water Revenue
  5.00%, 11/1/2011 (a).................................         2,000,000      2,167,320
Illinois, State General Obligation:
  Series B 5.00%, 1/1/2011.............................           950,000      1,008,548
  Series B 5.00%, 3/1/2013.............................         1,000,000      1,102,780
Illinois, State Toll Highway Authority, Revenue
  Series A 5.00%, 1/1/2014 (a).........................         4,000,000      4,471,200
                                                                            ------------
                                                                               9,511,910
                                                                            ------------
INDIANA -- 1.4%
Indiana, State Finance Authority, Revenue
  Series A 5.00%, 2/1/2011.............................         5,000,000      5,342,400
                                                                            ------------
KANSAS -- 0.5%
Kansas, State Department of Transportation, Highway
  Revenue Series A 5.00%, 9/1/2011.....................         1,710,000      1,863,524
                                                                            ------------
KENTUCKY -- 0.2%
Kentucky, State Turnpike Authority, Economic
  Development Road Revenue
  5.00%, 7/1/2011 (a)..................................           750,000        812,040
                                                                            ------------
MARYLAND -- 3.9%
Maryland, State General Obligation:
  5.00%, 3/1/2011......................................         1,000,000      1,076,910
  5.00%, 8/1/2012......................................         1,750,000      1,960,175
  Series A 5.25%, 2/15/2013............................         6,210,000      7,036,489
Maryland, State Transportation Authority, Grant &
  Revenue
  5.00%, 3/1/2013......................................         3,000,000      3,345,300
Montgomery County, MD, General Obligation
  Series A 5.00%, 5/1/2012.............................         1,000,000      1,113,190
                                                                            ------------
                                                                              14,532,064
                                                                            ------------
MASSACHUSETTS -- 1.5%
Boston, MA, General Obligation Series A 5.00%,
  1/1/2014.............................................         1,935,000      2,185,215
Massachusetts Bay Transportation Authority, Sales Tax
  Revenue Series B 5.00%, 7/1/2013.....................         1,000,000      1,120,600
Massachusetts, State General Obligation:
  Series C 5.00%, 9/1/2010.............................         1,000,000      1,056,630
  (Pre-refunded)
  Series A 5.25%, 1/1/2017.............................         1,000,000      1,065,920
                                                                            ------------
                                                                               5,428,365
                                                                            ------------
MICHIGAN -- 1.2%
Michigan, Municipal Bond Authority Revenue:
  5.00%, 10/1/2011.....................................         1,630,000      1,778,395
  5.00%, 10/1/2012.....................................           500,000        559,000
Michigan, State Building Authority Revenue
  Series I 5.00%, 10/15/2010...........................         2,155,000      2,233,227
                                                                            ------------
                                                                               4,570,622
                                                                            ------------
MINNESOTA -- 2.4%
Minnesota, Public Facilities Authority, Water Pollution
  Control Revenue Series D 5.00%, 3/1/2014.............         2,000,000      2,260,300
Minnesota, State General Obligation:
  5.00%, 8/1/2010......................................         1,000,000      1,055,620
  5.00%, 10/1/2012.....................................         1,045,000      1,174,768
  Series A 5.00%, 6/1/2012.............................         4,000,000      4,456,840
                                                                            ------------
                                                                               8,947,528
                                                                            ------------
MISSOURI -- 1.8%
Missouri, State Certificate Participation Series A
  5.00%, 6/1/2013......................................         3,960,000      4,203,896
Missouri, State Highways & Transportation Commission,
  State Road Revenue:
  Series A 5.00%, 5/1/2010.............................           750,000        784,560
  Series A 5.00%, 5/1/2013.............................         1,335,000      1,502,222
                                                                            ------------
                                                                               6,490,678
                                                                            ------------
NEBRASKA -- 0.6%
Nebraska, Public Power District Revenue
  Series B 5.00%, 1/1/2012 (a).........................         1,250,000      1,342,675
Omaha, NE, General Obligation
  3.75%, 6/1/2013......................................         1,000,000      1,076,160
                                                                            ------------
                                                                               2,418,835
                                                                            ------------
NEVADA -- 1.7%
Clark County, NV, Highway Improvement Revenue
  5.00%, 7/1/2012 (a)..................................         4,300,000      4,662,232
Las Vegas Valley, NV, Water District Series B 5.00%,
  6/1/2011.............................................         1,500,000      1,589,100
                                                                            ------------
                                                                               6,251,332
                                                                            ------------
NEW JERSEY -- 1.4%
Essex County, NJ
  Series A 5.00%, 6/1/2010 (a).........................         2,225,000      2,329,308
New Jersey, State Transportation Trust Fund Authority
  (Escrow to Maturity)
  Series C 5.00%, 6/15/2009............................           600,000        605,544
Union County, NJ, General Obligation 4.00%, 3/1/2013...         2,000,000      2,163,060
                                                                            ------------
                                                                               5,097,912
                                                                            ------------
NEW MEXICO -- 1.6%
Albuquerque, NM, General Obligation Series A 4.00%,
  7/1/2009 (a).........................................         2,000,000      2,016,080
New Mexico, State General Obligation 5.00%, 3/1/2012...         3,500,000      3,862,390
                                                                            ------------
                                                                               5,878,470
                                                                            ------------
NEW YORK -- 11.5%
New York, NY, City Cultural Resource Revenue, Museum of
  Modern Art Series 1A 5.00%, 10/1/2010................         1,000,000      1,049,550
New York, NY, City Transitional Finance Authority:
  (Escrow to Maturity)
  Series A-1 5.00%, 11/1/2009..........................         2,000,000      2,052,800
  Series A-1 5.00%, 11/1/2013..........................         2,900,000      3,232,978

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT          VALUE
--------------------                                         ------------   ------------
New York, NY, General Obligation:
  Series C 4.00%, 4/15/2012............................       $ 1,000,000   $  1,065,880
  Series I-1 4.00%, 2/1/2013...........................         1,040,000      1,077,305
  Series J-1 5.00%, 8/1/2012...........................         5,000,000      5,384,950
  Series B 5.25%, 8/1/2011.............................         1,000,000      1,067,160
New York, State Environmental Facilities Revenue
  Series A 3.50%, 12/15/2013...........................         2,500,000      2,639,725
New York, State Local Government Assistance Corp.
  Series C 5.00%, 4/1/2013.............................         2,220,000      2,466,331
New York, State Thruway Authority, General Revenue:
  Series H 4.00%, 1/1/2012 (a).........................         1,000,000      1,052,300
  (Escrow to Maturity)
  Series A 5.25%, 4/1/2010 (a).........................         2,000,000      2,095,140
  Series F 5.25%, 1/1/2012 (a).........................         1,000,000      1,085,500
New York, State Thruway Authority Highway & Bridge
  Revenue
  Series B 5.00%, 4/1/2012 (a).........................         1,140,000      1,243,786
New York, State Urban Development Corp. Revenue:
  4.00%, 3/15/2011.....................................           550,000        575,998
  Series A-1 3.00%, 12/15/2011.........................         4,625,000      4,791,639
  Series A-1 5.00%, 12/15/2012.........................         6,580,000      7,302,813
New York, Triborough Bridge & Tunnel Authority Revenue:
  Series C 4.00%, 11/15/2011...........................         2,500,000      2,654,450
  Series C 5.00%, 11/15/2012...........................         1,500,000      1,663,980
                                                                            ------------
                                                                              42,502,285
                                                                            ------------
NORTH CAROLINA -- 4.9%
Mecklenburg County, NC
  Series C 5.00%, 2/1/2012.............................         1,000,000      1,103,850
North Carolina, Infrastructure Finance Corp.,
  Certificate Participation:
  Series A 5.00%, 2/1/2011 (a).........................         5,000,000      5,354,650
  Series A 5.00%, 2/1/2014.............................         1,885,000      2,095,272
North Carolina, State General Obligation:
  Series A 5.00%, 3/1/2011.............................         1,000,000      1,076,910
  Series A 5.50%, 3/1/2012.............................         5,000,000      5,604,050
Wake County, NC, General Obligation:
  5.00%, 3/1/2012......................................         1,000,000      1,107,170
  5.00%, 3/1/2013......................................         1,500,000      1,688,340
                                                                            ------------
                                                                              18,030,242
                                                                            ------------
OHIO -- 4.1%
Columbus, OH, General Obligation Series D 5.00%,
  12/15/2009...........................................         2,000,000      2,062,360
Ohio, State Building Authority
  Series B 5.00%, 10/1/2013 (a)........................         1,440,000      1,593,432
Ohio, State General Obligation:
  Series A 5.00%, 6/15/2010............................         1,000,000      1,049,310
  Series K 5.00%, 5/1/2011.............................         2,000,000      2,150,340
Ohio, State Major New Infrastructure Project Revenue
  Series 2008-1 5.00%, 6/15/2013.......................         3,000,000      3,353,040
Ohio, State Water Development Authority, Revenue:
  5.00%, 6/1/2012......................................           950,000      1,052,885
  5.00%, 6/1/2013......................................         2,670,000      2,998,437
Ohio, State Water Development Authority, Water
  Quality -- Loan Fund
  5.00%, 12/1/2011.....................................         1,000,000      1,095,900
                                                                            ------------
                                                                              15,355,704
                                                                            ------------
OREGON -- 2.1%
Oregon, State Department of Administrative Services,
  Revenue Series A 3.00%, 4/1/2011.....................         1,000,000      1,027,770
Portland, OR, Sewer System Revenue Series A 5.00%,
  6/15/2012 (a)........................................         3,000,000      3,328,800
Salem-Keizer, OR, School District No. 24J, General
  Obligation
  5.00%, 6/15/2013 (a).................................         3,000,000      3,374,940
                                                                            ------------
                                                                               7,731,510
                                                                            ------------
PENNSYLVANIA -- 3.4%
Pennsylvania, State General Obligation:
  5.00%, 3/1/2011......................................         1,300,000      1,396,122
  5.00%, 10/1/2012.....................................         5,000,000      5,591,800
  5.00%, 5/15/2013.....................................         3,000,000      3,366,540
  5.25%, 2/1/2010 (a)..................................         1,000,000      1,039,180
University of Pittsburgh, Revenue Series A 5.00%,
  9/15/2011............................................         1,000,000      1,081,110
                                                                            ------------
                                                                              12,474,752
                                                                            ------------
RHODE ISLAND -- 0.3%
Rhode Island, State Economic Development Corp., Revenue
  Series A 5.00%, 6/15/2013 (a)........................           915,000        979,572
                                                                            ------------
SOUTH CAROLINA -- 1.0%
South Carolina, State Public Service Authority,
  Revenue:
  Series D 5.00%, 1/1/2010 (a).........................         1,050,000      1,083,211
  Series B 5.00%, 1/1/2011 (a).........................         2,515,000      2,665,498
                                                                            ------------
                                                                               3,748,709
                                                                            ------------
TENNESSEE -- 1.9%
Tennessee, State School Bond Authority
  3.00%, 5/1/2012......................................         4,875,000      5,073,997
  5.00%, 5/1/2013 (a)..................................         1,900,000      2,132,408
                                                                            ------------
                                                                               7,206,405
                                                                            ------------
TEXAS -- 6.6%
Arlington, TX, Independent School District, General
  Obligation
  5.00%, 2/15/2012 (a).................................           880,000        967,393
Austin, TX, General Obligation
  5.00%, 9/1/2009......................................         1,000,000      1,017,700
Austin, TX, Electric Utility System Revenue
  Series A 5.00%, 11/15/2010 (a).......................         1,000,000      1,051,240
Dallas, TX, General Obligation:
  5.00%, 2/15/2010.....................................         1,500,000      1,557,225
  5.00%, 2/15/2011.....................................           710,000        758,415
El Paso, TX, Independent School District, General
  Obligation
  Zero Coupon, 8/15/2013 (a)...........................         1,980,000      1,794,929

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT          VALUE
--------------------                                         ------------   ------------
Fort Worth, TX, Independent School District, General
  Obligation
  5.00%, 2/15/2011 (a).................................       $ 4,000,000   $  4,283,560
San Antonio, TX, Independent School District
  5.25%, 8/15/2012 (a).................................         1,890,000      2,121,147
Texas A&M University Revenue
  5.00%, 5/15/2012.....................................         3,000,000      3,311,730
Texas, North East Independent School District
  Series A Zero Coupon, 8/1/2009 (a)...................         1,300,000      1,294,995
Texas, State Public Finance Authority, General
  Obligation, Series A
  5.00%, 10/1/2011.....................................         1,000,000      1,090,780
Texas, State University System Financing Revenue:
  5.00%, 3/15/2012.....................................         1,000,000      1,092,730
  5.00%, 3/15/2013 (a).................................           500,000        559,115
University of Texas, Permanent University Fund Series A
  5.00%, 7/1/2012......................................         1,265,000      1,406,364
University of Texas, Revenue
  Series D 5.00%, 8/15/2010............................         2,000,000      2,109,140
                                                                            ------------
                                                                              24,416,463
                                                                            ------------
UTAH -- 1.0%
Salt Lake City, UT, General Obligation 5.00%,
  6/15/2013............................................         1,500,000      1,695,885
Utah, State General Obligation Series A
  5.00%, 7/1/2011......................................         1,975,000      2,149,412
                                                                            ------------
                                                                               3,845,297
                                                                            ------------
VIRGINIA -- 5.7%
Fairfax County, VA, General Obligation
  Series A 4.00%, 4/1/2011.............................           750,000        795,090
Loudoun County, VA, General Obligation:
  5.00%, 6/1/2012......................................         1,000,000      1,114,870
  Series B 5.00%, 6/1/2010.............................         1,100,000      1,154,857
Virginia, State College Building Authority Revenue
  5.00%, 9/1/2011......................................         3,500,000      3,809,855
Virginia, State General Obligation Series A 5.00%,
  6/1/2012.............................................         1,000,000      1,115,530
Virginia, State Public Building Authority, Building
  Revenue Bonds:
  Series A 5.00%, 8/1/2010.............................         1,000,000      1,054,120
  Series A 5.00%, 8/1/2012.............................         3,365,000      3,757,460
Virginia, State Public School Authority:
  Series B 5.00%, 8/1/2010.............................         4,445,000      4,687,386
  Series B 5.00%, 8/1/2012.............................         1,000,000      1,114,900
  Series B 5.25%, 8/1/2011.............................         1,000,000      1,091,710
Virginia, State Resources Authority, Clean Water
  Revenue
  4.50%, 10/1/2011.....................................         1,200,000      1,296,108
                                                                            ------------
                                                                              20,991,886
                                                                            ------------
WASHINGTON -- 6.4%
Energy Northwest Washington, Electricity Revenue:
  Series A 5.00%, 7/1/2012.............................         1,000,000      1,092,440
  Series D 5.00%, 7/1/2012.............................         3,000,000      3,277,320
Port of Seattle, WA, Revenue
  Series A 5.00%, 3/1/2010 (a).........................         1,000,000      1,038,320
Seattle, WA, General Obligation
  5.00%, 5/1/2013......................................         6,540,000      7,339,973
Seattle, WA, Municipal Light & Power Revenue
  5.00%, 4/1/2013......................................         3,000,000      3,302,610
Washington, State General Obligation:
  Series D 4.50%, 1/1/2012 (a).........................         2,450,000      2,651,659
  Series C 5.00%, 7/1/2011.............................         3,000,000      3,248,850
  Series D 5.00%, 1/1/2011 (a).........................         1,500,000      1,601,040
                                                                            ------------
                                                                              23,552,212
                                                                            ------------
WISCONSIN -- 1.9%
Wisconsin, State General Obligation:
  Series C 4.00%, 5/1/2013.............................         5,000,000      5,363,250
  Series 1 5.00%, 5/1/2013 (a).........................         1,500,000      1,667,265
                                                                            ------------
                                                                               7,030,515
                                                                            ------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $350,848,284)..................................                      358,524,311
                                                                            ------------

                                                                SHARES
                                                             ------------
SHORT TERM INVESTMENTS -- 2.8%
MONEY MARKET FUND -- 2.8%
State Street Institutional Tax Free Money Market Fund
  0.88% (b)(c)
  (Cost $10,579,145)...................................        10,579,145     10,579,145
                                                                            ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $361,427,429)..................................                      369,103,456
OTHER ASSETS AND LIABILITIES -- 0.2%...................                          574,351
                                                                            ------------
NET ASSETS -- 100.0%...................................                     $369,677,807
                                                                            ============




(a) Bond is insured by one of these companies:

                                                          AS A % OF TOTAL
INSURANCE COVERAGE                                           NET ASSETS
------------------                                        ---------------
Financial Security Assurance, Inc. ....................        12.45%
Ambac Financial Group..................................         5.02%
National Public Finance Guarantee Corp. ...............         4.72%
Permanent School Fund Guaranteed.......................         2.83%


(b) Affiliated Fund managed by SSgA Funds Management, Inc.
(c) The rate shown is the annualized seven-day yield at period end.
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
  Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT           VALUE
--------------------                                       --------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS -- 98.7%
AUSTRALIA -- 3.2%
Commonwealth of Australia
  4.00%, 8/20/2015.....................................    $    8,307,680   $  6,294,779
  4.00%, 8/20/2020.....................................         1,261,207      1,032,299
                                                                            ------------
                                                                               7,327,078
                                                                            ------------
BRAZIL -- 4.6%
Federal Republic of Brazil
  6.00%, 8/15/2012.....................................         6,331,013      2,705,157
  6.00%, 5/15/2015.....................................         2,899,147      1,204,350
  6.00%, 5/15/2017.....................................        10,438,742      4,289,060
  6.00%, 8/15/2024.....................................         2,699,831      1,077,884
  6.00%, 5/15/2035.....................................         3,611,250      1,401,615
                                                                            ------------
                                                                              10,678,066
                                                                            ------------
CANADA -- 4.8%
Government of Canada
  2.00%, 12/1/2041.....................................           508,055        422,402
  3.00%, 12/1/2036 (a).................................         2,179,178      2,180,079
  4.00%, 12/1/2031.....................................         3,339,009      3,717,923
  4.25%, 12/1/2021.....................................           802,577        810,579
  4.25%, 12/1/2026 (a).................................         3,766,317      4,056,870
                                                                            ------------
                                                                              11,187,853
                                                                            ------------
CHILE -- 3.6%
Republic of Chile
  3.00%, 5/1/2017......................................     1,131,827,580      2,013,536
  3.00%, 1/1/2018......................................     2,494,212,630      4,449,197
  5.00%, 1/1/2016......................................       964,149,420      1,918,974
                                                                            ------------
                                                                               8,381,707
                                                                            ------------
FRANCE -- 18.9%
Republic of France
  1.00%, 7/25/2017.....................................         6,227,308      7,880,230
  1.25%, 7/25/2010.....................................         2,459,206      3,340,512
  1.60%, 7/25/2011.....................................         4,161,739      5,655,945
  1.60%, 7/25/2015.....................................         5,339,432      7,128,156
  1.80%, 7/25/2040.....................................         1,356,797      1,698,559
  2.25%, 7/25/2020.....................................         2,702,233      3,721,220
  2.50%, 7/25/2013.....................................         1,331,772      1,884,895
  3.00%, 7/25/2012.....................................         4,033,411      5,762,154
  3.15%, 7/25/2032.....................................         3,593,078      5,667,868
  3.40%, 7/25/2029.....................................           588,057        944,412
                                                                            ------------
                                                                              43,683,951
                                                                            ------------
GERMANY -- 4.7%
Federal Republic of Germany
  1.50%, 4/15/2016.....................................         4,903,865      6,568,158
  2.25%, 4/15/2013.....................................         3,074,313      4,282,590
                                                                            ------------
                                                                              10,850,748
                                                                            ------------
GREECE -- 4.1%
Republic of Greece
  2.30%, 7/25/2030.....................................         4,529,615      4,369,150
  2.90%, 7/25/2025.....................................         4,664,579      5,146,519
                                                                            ------------
                                                                               9,515,669
                                                                            ------------
ISRAEL -- 4.5%
State of Israel
  4.00%, 7/30/2021.....................................        17,212,886      4,668,811
  5.00%, 4/30/2015.....................................        19,567,416      5,631,832
                                                                            ------------
                                                                              10,300,643
                                                                            ------------
ITALY -- 4.9%
Republic of Italy
  0.95%, 9/15/2010.....................................         1,367,222      1,826,516
  2.15%, 9/15/2014.....................................         4,109,542      5,524,989
  2.35%, 9/15/2035.....................................         1,220,150      1,422,355
  2.60%, 9/15/2023.....................................         1,976,817      2,473,705
                                                                            ------------
                                                                              11,247,565
                                                                            ------------
JAPAN -- 4.6%
Government of Japan 10 Year Bond
  1.00%, 6/10/2016.....................................       250,480,000      2,183,490
  1.10%, 12/10/2016....................................       963,983,300      8,417,896
                                                                            ------------
                                                                              10,601,386
                                                                            ------------
MEXICO -- 4.9%
United Mexican States
  3.50%, 12/19/2013....................................        33,387,477      2,378,947
  4.50%, 11/22/2035....................................        35,506,713      2,601,727
  5.00%, 6/16/2016.....................................        81,639,212      6,293,741
                                                                            ------------
                                                                              11,274,415
                                                                            ------------
POLAND -- 2.6%
Republic of Poland
  3.00%, 8/24/2016.....................................        23,625,720      6,065,705
                                                                            ------------
SOUTH AFRICA -- 3.5%
Republic of South Africa
  3.45%, 12/7/2033.....................................        24,487,290      3,103,081
  6.25%, 3/31/2013.....................................        42,415,052      5,101,231
                                                                            ------------
                                                                               8,204,312
                                                                            ------------
SOUTH KOREA -- 2.7%
Republic of South Korea
  2.75%, 3/10/2017.....................................     9,144,739,440      6,192,731
                                                                            ------------
SWEDEN -- 5.7%
Kingdom of Sweden
  3.50%, 12/1/2015.....................................        13,872,562      1,933,369
  4.00%, 12/1/2020.....................................        72,686,422     11,194,646
                                                                            ------------
                                                                              13,128,015
                                                                            ------------
TURKEY -- 2.9%
Republic of Turkey
  10.00%, 2/15/2012....................................        12,209,900      6,830,917
                                                                            ------------
UNITED KINGDOM -- 18.5%
United Kingdom Treasury Bond
  0.75%, 11/22/2047....................................           890,270      1,262,657
  1.13%, 11/22/2037....................................         1,818,775      2,713,066
  1.25%, 11/22/2017....................................         2,037,611      3,005,309
  1.25%, 11/22/2027....................................         4,819,706      6,959,789
  1.25%, 11/22/2055....................................         1,465,424      2,494,514
  1.88%, 11/22/2022....................................         4,548,078      7,076,357
  2.00%, 1/26/2035.....................................           248,848        421,864
  2.50%, 8/23/2011.....................................           264,346        385,707
  2.50%, 8/16/2013.....................................         6,036,043      8,924,248
  2.50%, 7/26/2016.....................................         3,625,479      5,521,896
  2.50%, 4/16/2020.....................................           523,589        819,418
  4.13%, 7/22/2030.....................................         1,429,342      3,095,515
                                                                            ------------
                                                                              42,680,340
                                                                            ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $265,244,647)..................................                      228,151,101
                                                                            ------------


SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ---------   ------------
SHORT TERM INVESTMENTS -- 1.3%
MONEY MARKET FUNDS -- 1.3%
State Street Institutional Liquid
  Reserves Fund 0.57% (b)(c)...........................         64,515   $     64,515
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................      2,962,276      2,962,276
                                                                         ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $3,026,791)....................................                     3,026,791
                                                                         ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $268,271,438)..................................                   231,177,892
OTHER ASSETS AND LIABILITIES -- 0.0%(E)................                      (114,335)
                                                                         ------------
NET ASSETS -- 100.0%...................................                  $231,063,557
                                                                         ============




(a) Security, or portion thereof, was on loan at March 31, 2009.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.
(e) Amount represents less than 0.05% of net assets.

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT           VALUE
--------------------                                       --------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS -- 94.7%
AUSTRALIA -- 2.5%
Commonwealth of Australia
  5.25%, 8/15/2010.....................................    $    6,740,000   $  4,834,633
  6.00%, 2/15/2017.....................................        15,100,000     11,720,453
  6.50%, 5/15/2013 (a).................................         6,900,000      5,305,845
                                                                            ------------
                                                                              21,860,931
                                                                            ------------
AUSTRIA -- 3.7%
Republic of Austria
  3.80%, 10/20/2013 (b)................................         9,255,000     12,693,366
  4.65%, 1/15/2018.....................................         8,230,000     11,524,133
  6.25%, 7/15/2027.....................................         5,280,000      8,357,630
                                                                            ------------
                                                                              32,575,129
                                                                            ------------
BELGIUM -- 4.6%
Kingdom of Belgium
  5.00%, 9/28/2012.....................................        13,015,000     18,676,246
  5.00%, 3/28/2035.....................................         4,350,000      6,136,638
  5.50%, 9/28/2017.....................................        10,500,000     15,624,909
                                                                            ------------
                                                                              40,437,793
                                                                            ------------
CANADA -- 4.2%
Government of Canada
  2.75%, 12/1/2010.....................................         4,940,000      4,041,993
  4.00%, 6/1/2016 (a)..................................        14,280,000     12,689,525
  5.25%, 6/1/2012......................................         9,700,000      8,633,513
  5.75%, 6/1/2029 (a)..................................        10,600,000     10,959,834
                                                                            ------------
                                                                              36,324,865
                                                                            ------------
DENMARK -- 2.8%
Kingdom of Denmark
  4.00%, 11/15/2010....................................        11,000,000      2,026,511
  4.00%, 11/15/2017....................................        13,530,000      2,520,246
  4.50%, 11/15/2039....................................        28,020,000      5,374,999
  5.00%, 11/15/2013....................................        76,775,000     14,932,890
                                                                            ------------
                                                                              24,854,646
                                                                            ------------
FRANCE -- 4.6%
Republic of France
  4.00%, 4/25/2013.....................................         3,025,000      4,258,597
  5.50%, 10/25/2010....................................        18,105,000     25,617,793
  5.75%, 10/25/2032....................................         6,090,000      9,882,660
                                                                            ------------
                                                                              39,759,050
                                                                            ------------
GERMANY -- 11.3%
Federal Republic of Germany
  4.00%, 1/4/2037......................................         5,790,000      7,776,174
  4.25%, 7/4/2017......................................        25,825,000     37,760,536
  4.50%, 1/4/2013......................................         6,880,000      9,953,676
  5.25%, 1/4/2011......................................        21,755,000     30,903,410
  5.63%, 1/4/2028......................................         7,830,000     12,516,656
                                                                            ------------
                                                                              98,910,452
                                                                            ------------
GREECE -- 4.1%
Republic of Greece
  3.10%, 4/20/2010.....................................         2,000,000      2,683,044
  3.70%, 7/20/2015.....................................        26,700,000     33,218,401
  4.50%, 9/20/2037.....................................           300,000        319,763
                                                                            ------------
                                                                              36,221,208
                                                                            ------------
ITALY -- 11.5%
Republic of Italy
  3.75%, 2/1/2011......................................        19,100,000     26,192,376
  4.00%, 2/1/2037......................................        13,000,000     14,349,360
  4.75%, 2/1/2013......................................         7,200,000     10,184,152
  5.25%, 8/1/2017......................................        22,390,000     32,636,613
  5.50%, 11/1/2010.....................................           500,000        702,891
  6.50%, 11/1/2027.....................................        10,875,000     16,579,718
                                                                            ------------
                                                                             100,645,110
                                                                            ------------
JAPAN -- 21.4%
Government of Japan 5 Year Bond
  0.60%, 9/20/2010.....................................     1,741,000,000     17,685,348
  1.00%, 9/20/2010.....................................       800,000,000      8,173,705
  1.50%, 3/20/2011.....................................     2,025,000,000     20,935,306
Government of Japan 10 Year Bond
  1.30%, 6/20/2012.....................................     2,900,000,000     30,035,773
  1.50%, 9/20/2014.....................................     3,600,000,000     37,743,979
  1.70%, 12/20/2016....................................       800,000,000      8,497,422
Government of Japan 20 Year Bond
  2.30%, 6/20/2027.....................................     1,800,000,000     19,313,470
  2.60%, 3/20/2019.....................................     1,400,000,000     15,867,541
  2.90%, 9/20/2019.....................................     1,801,000,000     20,575,928
Government of Japan 30 Year Bond
2.40%, 3/20/2037.......................................       790,000,000      8,560,490
                                                                            ------------
                                                                             187,388,962
                                                                            ------------
MEXICO -- 2.8%
United Mexican States
  7.25%, 12/15/2016....................................        80,000,000      5,520,471
  9.00%, 12/20/2012....................................       143,000,000     10,837,297
  10.00%, 12/5/2024....................................       101,500,000      8,420,117
                                                                            ------------
                                                                              24,777,885
                                                                            ------------
NETHERLANDS -- 4.4%
Kingdom of the Netherlands
  3.75%, 7/15/2014.....................................        14,300,000     19,840,490
  4.00%, 7/15/2018.....................................           225,000        307,919
  4.50%, 7/15/2017.....................................         7,000,000      9,960,368
  5.00%, 7/15/2011.....................................         3,000,000      4,279,961
  5.50%, 1/15/2028.....................................         2,610,000      4,046,948
                                                                            ------------
                                                                              38,435,686
                                                                            ------------
POLAND -- 2.5%
Republic of Poland
  4.25%, 5/24/2011.....................................        33,890,000      9,347,299
  4.75%, 4/25/2012.....................................         4,850,000      1,331,358
  5.25%, 10/25/2017....................................         7,025,000      1,871,480
  5.75%, 9/23/2022.....................................         5,000,000      1,340,200
  6.25%, 10/24/2015....................................        28,740,000      8,258,776
                                                                            ------------
                                                                              22,149,113
                                                                            ------------
SOUTH AFRICA -- 2.4%
Republic of South Africa
  7.25%, 1/15/2020.....................................         8,350,000        787,624
  10.50%, 12/21/2026...................................        45,500,000      5,580,950
  13.50%, 9/15/2015....................................       109,550,000     14,538,011
                                                                            ------------
                                                                              20,906,585
                                                                            ------------

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT           VALUE
--------------------                                       --------------   ------------
SPAIN -- 4.7%
Kingdom of Spain
  3.15%, 1/31/2016.....................................    $   11,875,000   $ 15,392,304
  3.25%, 7/30/2010.....................................        10,230,000     13,929,404
  4.20%, 1/31/2037.....................................         4,080,000      5,137,933
  6.15%, 1/31/2013.....................................         4,350,000      6,489,636
                                                                            ------------
                                                                              40,949,277
                                                                            ------------
SWEDEN -- 2.6%
Kingdom of Sweden
  3.75%, 8/12/2017.....................................       109,900,000     14,170,696
  5.50%, 10/8/2012.....................................        62,900,000      8,559,020
                                                                            ------------
                                                                              22,729,716
                                                                            ------------
TAIWAN -- 0.2%
Government of Taiwan 2.38%, 9/21/2017..................        50,000,000      1,588,612
                                                                            ------------
UNITED KINGDOM -- 4.4%
United Kingdom Treasury Bond
  4.25%, 3/7/2011......................................         4,080,000      6,189,072
  4.75%, 9/7/2015......................................         5,240,000      8,437,810
  4.75%, 12/7/2038.....................................         6,142,000      9,659,177
  5.00%, 3/7/2012......................................         1,620,000      2,518,541
  5.00%, 3/7/2025......................................         7,220,000     11,689,994
                                                                            ------------
                                                                              38,494,594
                                                                            ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $863,221,078)..................................                      829,009,614
                                                                            ------------






SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                         ----------   ------------

SHORT TERM INVESTMENTS -- 5.3%
MONEY MARKET FUNDS -- 5.3%
State Street Institutional Liquid Reserves
  Fund 0.57% (c)(d)....................................      31,898,955   $ 31,898,955
State Street Navigator Securities Lending Prime
  Portfolio (d)(e).....................................      14,621,050     14,621,050
                                                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $46,520,005)...................................                     46,520,005
                                                                          ------------
TOTAL INVESTMENTS -- 100.0% (Cost $909,741,083)........                    875,529,619
OTHER ASSETS AND LIABILITIES -- 0.0% (F)...............                        331,127
                                                                          ------------
NET ASSETS -- 100.0%...................................                   $875,860,746
                                                                          ============




(a) Security, or portion thereof, was on loan as at March 31, 2009.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.45% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.
(f) Amount represents less than 0.05% of net assets.

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT          VALUE
--------------------                                       -----------   --------------
CORPORATE BONDS & NOTES -- 95.1%
AEROSPACE & DEFENSE -- 0.7%
BE Aerospace, Inc.
  8.50%, 7/1/2018......................................    $ 8,500,000   $    7,086,875
                                                                         --------------
AUTO COMPONENTS -- 0.4%
TRW Automotive, Inc.:
  7.00%, 3/15/2014 (a).................................      3,000,000        1,260,000
  7.25%, 3/15/2017 (a).................................      6,750,000        2,801,250
                                                                         --------------
                                                                              4,061,250
                                                                         --------------
BEVERAGES -- 1.1%
Constellation Brands, Inc.:
  7.25%, 9/1/2016......................................      6,000,000        5,700,000
  7.25%, 5/15/2017.....................................      5,500,000        5,225,000
                                                                         --------------
                                                                             10,925,000
                                                                         --------------
BUILDING PRODUCTS -- 2.0%
Hanson PLC
  6.13%, 8/15/2016.....................................      9,000,000        3,870,000
Nortek, Inc.
  10.00%, 12/1/2013....................................     11,188,000        4,670,990
Owens Corning, Inc.
  6.50%, 12/1/2016.....................................     10,050,000        7,373,233
Ply Gem Industries, Inc.
  11.75%, 6/15/2013....................................     11,619,000        5,170,455
                                                                         --------------
                                                                             21,084,678
                                                                         --------------
CHEMICALS -- 0.4%
Hexion U.S. Finance Corp.
  9.75%, 11/15/2014....................................      3,000,000          660,000
Ineos Group Holdings PLC
  8.50%, 2/15/2016 (a).................................      4,300,000          247,250
Momentive Performance Materials, Inc.
  9.75%, 12/1/2014 (b).................................      9,450,000        2,787,750
                                                                         --------------
                                                                              3,695,000
                                                                         --------------
COMMERCIAL BANKS -- 1.3%
BAC Capital Trust XI
  6.63%, 5/23/2036.....................................     10,685,000        4,875,245
Royal Bank of Scotland Group PLC
  6.99%, 10/29/2049 (a)(c).............................     20,000,000        8,800,000
                                                                         --------------
                                                                             13,675,245
                                                                         --------------
COMMERCIAL SERVICES & SUPPLIES  -- 4.2%
ARAMARK Corp.
  8.50%, 2/1/2015......................................     17,313,000       15,927,960
Ceridian Corp.
  11.50%, 11/15/2015...................................     10,600,000        4,452,000
Hertz Corp.
  8.88%, 1/1/2014......................................     26,338,000       15,967,412
Servicemaster Co. PIK
  10.75%, 7/15/2015 (a)................................     14,500,000        7,105,000
                                                                         --------------
                                                                             43,452,372
                                                                         --------------
COMPUTERS & PERIPHERALS -- 0.5%
Seagate Technology HDD Holdings 6.80%, 10/1/2016.......      9,250,000        5,365,000
                                                                         --------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
RSC Equipment Rental, Inc.
  9.50%, 12/1/2014.....................................      8,700,000        4,263,000
                                                                         --------------
DIVERSIFIED FINANCIAL SERVICES -- 8.7%
Capmark Financial Group, Inc.
  7.38%, 5/10/2012.....................................      5,000,000          990,715
CIT Group, Inc.
  6.10%, 3/15/2067 (c).................................      8,000,000        1,925,832
Citigroup Capital XXI
  8.30%, 12/21/2057 (c)................................     47,000,000       22,630,312
Ford Motor Credit Co. LLC
  9.75%, 9/15/2010.....................................     21,175,000       17,419,529
GMAC LLC:
  6.63%, 5/15/2012(a)..................................      3,197,000        2,144,644
  6.88%, 9/15/2011(a)..................................     39,500,000       28,069,490
Nuveen Investments, Inc.
  10.50%, 11/15/2015(a)................................      4,750,000        1,330,000
Petroplus Finance, Ltd.
  7.00%, 5/1/2017 (a)..................................      8,000,000        5,760,000
Residential Capital LLC
  9.63%, 5/15/2015 (a).................................     22,000,000        9,680,000
                                                                         --------------
                                                                             89,950,522
                                                                         --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 11.0%
Cricket Communications, Inc.
  9.38%, 11/1/2014.....................................     15,450,000       14,716,125
Intelsat Bermuda, Ltd.
  11.25%, 6/15/2016....................................     31,188,000       30,252,360
Level 3 Financing, Inc.
  9.25%, 11/1/2014.....................................     19,238,000       13,274,220
MetroPCS Wireless, Inc.
  9.25%, 11/1/2014.....................................     19,450,000       18,866,500
Nordic Telephone Co. Holdings
  8.88%, 5/1/2016 (a)..................................      5,850,000        5,469,750
West Corp.
  9.50%, 10/15/2014....................................      9,186,000        6,395,753
Windstream Corp.
  8.63%, 8/1/2016......................................     25,339,000       24,895,567
                                                                         --------------
                                                                            113,870,275
                                                                         --------------
ELECTRIC UTILITIES -- 8.8%
AES Corp.
  8.00%, 10/15/2017....................................     21,988,000       18,854,710
Edison Mission Energy:
  7.00%, 5/15/2017.....................................     16,988,000       12,401,240
  7.20%, 5/15/2019.....................................      1,000,000          695,000
Intergen NV
  9.00%, 6/30/2017 (a).................................     16,750,000       15,158,750
NRG Energy, Inc.:
  7.38%, 2/1/2016......................................     14,688,000       13,659,840
  7.38%, 1/15/2017.....................................      1,000,000          930,000
Reliant Energy, Inc.
  7.88%, 6/15/2017.....................................     10,450,000        8,255,500
Texas Competitive Electric Holdings Co. LLC
  10.25%, 11/1/2015....................................     41,000,000       20,500,000
                                                                         --------------
                                                                             90,455,040
                                                                         --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.0%
RBS Global, Inc. and Rexnord Corp.
  9.50%, 8/1/2014......................................     13,139,000       10,642,590
                                                                         --------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Complete Production Services, Inc.
  8.00%, 12/15/2016....................................      8,000,000        5,080,000
                                                                         --------------

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT          VALUE
--------------------                                       -----------   --------------
FOOD PRODUCTS -- 1.1%
Tyson Foods, Inc.
  7.85%, 4/1/2016 (b)..................................    $13,000,000   $   11,199,448
                                                                         --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
Bausch & Lomb, Inc.
  9.88%, 11/1/2015 (a).................................     10,036,000        7,978,620
Biomet, Inc.
  11.63%, 10/15/2017...................................     16,389,000       14,463,292
Boston Scientific Corp.
  6.40%, 6/15/2016.....................................      8,500,000        7,905,000
VWR Funding, Inc.,
  Series B
  10.25%, 7/15/2015 PIK................................      3,500,000        2,380,000
                                                                         --------------
                                                                             32,726,912
                                                                         --------------
HEALTH CARE PROVIDERS & SERVICES -- 8.6%
Community Health Systems, Inc.
  8.88%, 7/15/2015.....................................     41,139,000       38,876,355
HCA, Inc.
  9.25%, 11/15/2016....................................     44,539,000       40,530,490
Tenet Healthcare Corp.
  10.00%, 5/1/2018 (a).................................     10,000,000        9,675,000
                                                                         --------------
                                                                             89,081,845
                                                                         --------------
HOME BUILDERS -- 0.7%
K Hovnanian Enterprises, Inc.
  11.50%, 5/1/2013.....................................     10,688,000        7,441,520
                                                                         --------------
HOTELS, RESTAURANTS & LEISURE -- 2.3%
Fontainebleau Las Vegas Holdings LLC
  10.25%, 6/15/2015 (a)................................      2,500,000           75,000
Harrah's Operating Co., Inc.:
  10.00%, 12/15/2018 (a)...............................      6,472,000        1,941,600
  10.75%, 2/1/2016.....................................     45,814,000        8,704,660
MGM Mirage, Inc.
  13.00%, 11/15/2013 (a)...............................      9,686,000        7,216,070
Starwood Hotels & Resorts
  Worldwide, Inc.
  6.25%, 2/15/2013.....................................      8,000,000        6,160,000
                                                                         --------------
                                                                             24,097,330
                                                                         --------------
HOUSEHOLD DURABLES -- 0.6%
Jarden Corp.
  7.50%, 5/1/2017......................................      8,000,000        6,440,000
                                                                         --------------
INSURANCE -- 1.6%
American International Group, Inc.
  8.18%, 5/15/2058 (a)(c)..............................     51,800,000        4,921,000
Genworth Financial, Inc.
  6.15%, 11/15/2066 (c)................................      4,000,000          521,584
Liberty Mutual Group, Inc.
  10.75%, 6/15/2058 (a)(c).............................     16,000,000        7,840,000
MBIA Insurance Corp.
  14.00%, 1/15/2033 (a)(c).............................      9,000,000        2,790,000
                                                                         --------------
                                                                             16,072,584
                                                                         --------------
MACHINERY -- 0.9%
Terex Corp.
  8.00%, 11/15/2017....................................     11,731,000        9,502,110
                                                                         --------------
MEDIA -- 7.0%
CSC Holdings Inc/United States
  8.50%, 4/15/2014 (a).................................     13,138,000       12,940,930
DIRECTV Holdings LLC:
  6.38%, 6/15/2015.....................................      3,750,000        3,534,375
  7.63%, 5/15/2016.....................................     17,688,000       17,334,240
Echostar DBS Corp.
  7.13%, 2/1/2016......................................     10,788,000        9,655,260
Nielsen Finance LLC/Nielsen
  Finance Co.
  10.00%, 8/1/2014.....................................     13,439,000       11,557,540
Quebecor Media, Inc.
  7.75%, 3/15/2016.....................................     10,000,000        7,600,000
RH Donnelley Corp.
  8.88%, 10/15/2017....................................      9,234,000          507,870
The Reader's Digest Association, Inc.
  9.00%, 2/15/2017.....................................      2,000,000          115,000
TL Acquisitions, Inc.
  10.50%, 1/15/2015 (a)................................      8,400,000        4,305,000
XM Satellite Radio, Inc.
  13.00%, 8/1/2013 (a).................................      9,687,000        4,431,802
                                                                         --------------
                                                                             71,982,017
                                                                         --------------
METALS & MINING -- 2.7%
FMG Finance Property, Ltd.
  10.63%, 9/1/2016 (a).................................     13,900,000       11,676,000
Novelis, Inc.
  7.25%, 2/15/2015 (b).................................     18,485,000        7,394,000
Steel Dynamics, Inc.
  7.38%, 11/1/2012.....................................     10,670,000        8,322,600
                                                                         --------------
                                                                             27,392,600
                                                                         --------------
MULTILINE RETAIL -- 1.8%
Dollar General Corp.
  10.63%, 7/15/2015....................................     16,239,000       16,198,403
Rite Aid Corp.
  9.50%, 6/15/2017.....................................     11,389,000        2,619,470
                                                                         --------------
                                                                             18,817,873
                                                                         --------------
OIL, GAS & CONSUMABLE FUELS -- 14.1%
Chesapeake Energy Corp.:
  6.50%, 8/15/2017.....................................      4,300,000        3,504,500
  7.25%, 12/15/2018....................................      5,750,000        4,722,188
  9.50%, 2/15/2015.....................................     12,080,000       11,747,800
Citic Resources Finance, Ltd.
  6.75%, 5/15/2014 (a).................................      4,500,000        3,375,000
Connacher Oil and Gas, Ltd.
  10.25%, 12/15/2015 (a)...............................      7,500,000        2,362,500
Dynegy Holdings, Inc.
  7.75%, 6/1/2019......................................     16,188,000       10,522,200
El Paso Corp.:
  7.00%, 6/15/2017.....................................      7,438,000        6,334,803
  7.25%, 6/1/2018......................................      4,000,000        3,400,000
  8.25%, 2/15/2016.....................................      1,665,000        1,556,775
Energy XXI Gulf Coast, Inc.
  10.00%, 6/15/2013....................................      3,000,000        1,342,500
Enterprise Products Operating LP
  7.03%, 1/15/2068 (c).................................      9,250,000        5,781,250

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT          VALUE
--------------------                                       -----------   --------------
Forest Oil Corp.
  7.25%, 6/15/2019.....................................    $ 9,450,000   $    7,465,500
  7.25%, 6/15/2019 (a).................................      1,500,000        1,185,000
Newfield Exploration Co.
  7.13%, 5/15/2018.....................................      8,000,000        7,080,000
OPTI Canada, Inc.
  8.25%, 12/15/2014....................................     13,488,000        6,035,880
Peabody Energy Corp.
  7.38%, 11/1/2016.....................................     10,435,000       10,330,650
PetroHawk Energy Corp.
  7.88%, 6/1/2015 (a)..................................     11,250,000        9,900,000
Plains Exploration & Production Co.
  7.75%, 6/15/2015.....................................      8,250,000        7,095,000
Sabine Pass LNG LP
  7.50%, 11/30/2016....................................     23,489,000       15,737,630
SandRidge Energy, Inc.
  8.00%, 6/1/2018 (a)..................................     11,000,000        8,085,000
Southern Union Co.
  7.20%, 11/1/2066 (c).................................      5,000,000        2,500,000
Southwestern Energy Co.
  7.50%, 2/1/2018 (a)..................................      8,250,000        7,961,250
Williams Partners LP/Williams Partners Finance Corp.
  7.25%, 2/1/2017 (d)..................................      9,000,000        7,650,000
                                                                         --------------
                                                                            145,675,426
                                                                         --------------
PAPER & FOREST PRODUCTS -- 1.0%
Georgia-Pacific LLC
  7.13%, 1/15/2017 (a).................................     11,164,000       10,326,700
                                                                         --------------
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Host Hotels & Resorts LP:
  6.75%, 6/1/2016......................................      9,950,000        7,263,500
  7.13%, 11/1/2013.....................................      1,000,000          807,500
iStar Financial, Inc.:
  5.65%, 9/15/2011.....................................      5,000,000        2,050,000
  5.95%, 10/15/2013....................................      5,000,000        1,500,000
Rouse Co. LP/TRC Co.-Issuer, Inc.
  6.75%, 5/1/2013 (a)(e)...............................      2,000,000          570,000
                                                                         --------------
                                                                             12,191,000
                                                                         --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
Realogy Corp.
  10.50%, 4/15/2014....................................      6,400,000        1,792,000
                                                                         --------------
SEMICONDUCTORS -- 0.7%
Freescale Semiconductor, Inc.
  8.88%, 12/15/2014....................................     32,188,000        6,759,480
                                                                         --------------
SOFTWARE -- 1.4%
First Data Corp.
  9.88%, 9/24/2015.....................................     24,838,000       14,530,230
                                                                         --------------
SPECIALTY RETAIL -- 1.2%
Limited Brands, Inc.
  6.90%, 7/15/2017.....................................     10,000,000        6,864,570
Michaels Stores, Inc.
  10.00%, 11/1/2014....................................     11,250,000        5,301,563
                                                                         --------------
                                                                             12,166,133
                                                                         --------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.8%
Crown Castle International Corp.
  9.00%, 1/15/2015.....................................     11,825,000       11,854,562
Nextel Communications, Inc.,
  Series D
  7.38%, 8/1/2015......................................     13,000,000        6,890,000
Sprint Nextel Corp.
  6.00%, 12/1/2016.....................................     17,500,000       12,512,500
Telesat Canada
  11.00%, 11/1/2015 (a)................................     10,000,000        8,300,000
                                                                         --------------
                                                                             39,557,062
                                                                         --------------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $1,124,021,856)................................                     981,359,117
                                                                         --------------
CREDIT-LINKED TRUST CERTIFICATE --  1.0%
CDX North America High Yield
  8.88%, 6/29/2013 (a)
  (Cost $10,994,779)...................................     12,350,000        9,818,250
                                                                         --------------


                                                              SHARES
                                                           -----------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUNDS -- 0.5%
State Street Institutional Liquid
  Reserves Fund 0.57% (f)(g)
  (Cost $5,623,693)....................................      5,623,693        5,623,693
                                                                         --------------
TOTAL INVESTMENTS -- 96.6%
  (Cost $1,140,640,328)................................                     996,801,060
OTHER ASSETS AND LIABILITIES -- 3.4%...................                      34,761,227
                                                                         --------------
NET ASSETS -- 100.0%...................................                  $1,031,562,287
                                                                         ==============




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represents 21.9% of net assets as of March 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Step up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(c) Variable-rate security. Rate shown is as of March 31, 2009.
(d) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Security is currently in default and/or issuer is in bankruptcy.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.
(g) The rate shown is the annualized seven-day yield at period end.

PIK = Payment in Kind

SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT        VALUE
--------------------                                       -----------   ----------
FOREIGN GOVERNMENT OBLIGATIONS -- 88.6%
AUSTRALIA -- 1.9%
Commonwealth of Australia
  5.75%, 6/15/2011.....................................    $   170,000   $  124,718
                                                                         ----------
AUSTRIA -- 3.2%
Republic of Austria
  5.25%, 1/4/2011......................................        150,000      211,547
                                                                         ----------
BELGIUM -- 2.7%
Kingdom of Belgium
  5.75%, 9/28/2010.....................................        125,000      176,035
                                                                         ----------
CANADA -- 3.2%
Government of Canada
  6.00%, 6/1/2011......................................        240,000      210,690
                                                                         ----------
DENMARK -- 2.2%
Kingdom of Denmark 4.00%, 11/15/2010...................        775,000      142,777
                                                                         ----------
FRANCE -- 4.7%
Republic of France
  3.75%, 9/12/2010.....................................        100,000      137,537
  6.50%, 4/25/2011.....................................        115,000      167,943
                                                                         ----------
                                                                            305,480
                                                                         ----------
GERMANY -- 12.6%
Federal Republic of Germany
  4.00%, 9/10/2010.....................................        335,000      462,887
  5.00%, 7/4/2011......................................        250,000      358,462
                                                                         ----------
                                                                            821,349
                                                                         ----------
GREECE -- 3.6%
Republic of Greece
  3.80%, 3/20/2011.....................................        175,000      235,751
                                                                         ----------
HUNGARY -- 1.8%
Republic of Hungary
  6.75%, 4/22/2011.....................................     30,500,000      117,855
                                                                         ----------
ITALY -- 11.0%
Republic of Italy
  5.25%, 8/1/2011......................................        210,000      297,894
  5.50%, 11/1/2010.....................................        300,000      421,734
                                                                         ----------
                                                                            719,628
                                                                         ----------
JAPAN -- 21.6%
Government of Japan 2 Year Bond
  0.70%, 5/15/2010.....................................     25,000,000      254,179
Government of Japan 5 Year Bond
  0.80%, 12/20/2010....................................     73,000,000      745,536
  1.20%, 9/20/2011.....................................     40,000,000      411,998
                                                                         ----------
                                                                          1,411,713
                                                                         ----------
MEXICO -- 2.2%
United Mexican States
  9.00%, 12/22/2011....................................      1,900,000      143,292
                                                                         ----------
NETHERLANDS -- 3.3%
Kingdom of the Netherlands
  5.00%, 7/15/2011.....................................        150,000      213,998
                                                                         ----------
POLAND -- 2.3%
Republic of Poland
  5.75%, 3/24/2010.....................................        475,000      135,960
  6.00%, 11/24/2010....................................         50,000       14,324
                                                                         ----------
                                                                            150,284
                                                                         ----------
SOUTH AFRICA -- 1.6%
Republic of South Africa
  13.00%, 8/31/2010....................................        900,000      102,232
                                                                         ----------
SPAIN -- 4.6%
Kingdom of Spain
  3.25%, 7/30/2010.....................................        220,000      299,557
                                                                         ----------
SWEDEN -- 1.7%
Kingdom of Sweden
  5.25%, 3/15/2011.....................................        875,000      114,295
                                                                         ----------
UNITED KINGDOM -- 4.4%
United Kingdom Treasury Bond
  4.25%, 3/7/2011......................................         90,000      136,524
  4.75%, 6/7/2010......................................        100,000      150,053
                                                                         ----------
                                                                            286,577
                                                                         ----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $5,828,540)....................................                   5,787,778
                                                                         ----------


                                                              SHARES
                                                           -----------

SHORT TERM INVESTMENTS -- 8.6%
MONEY MARKET FUND -- 8.6%
State Street Institutional Liquid
  Reserves Fund 0.57% (a)(b)
  (Cost $560,152)......................................        560,152      560,152
                                                                         ----------
TOTAL INVESTMENTS -- 97.2%
  (Cost $6,388,692)....................................                   6,347,930
OTHER ASSETS AND
  LIABILITIES -- 2.8%..................................                     180,321
                                                                         ----------
NET ASSETS -- 100.0%...................................                  $6,528,251
                                                                         ==========




(a) The rate shown is the annualized seven-day yield at period end.
(b) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                            PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT        VALUE
--------------------                                       ----------   -----------
CORPORATE BONDS & NOTES -- 87.1%
AEROSPACE & DEFENSE -- 1.8%
Boeing Capital Corp.
  6.50%, 2/15/2012.....................................    $  150,000   $   158,913
United Technologies Corp.
  5.38%, 12/15/2017....................................       150,000       155,101
                                                                        -----------
                                                                            314,014
                                                                        -----------
BANKS -- 3.5%
KFW Bankengruppe
  3.25%, 3/15/2013.....................................       600,000       614,646
                                                                        -----------
BEVERAGES -- 1.3%
PepsiCo, Inc.
  5.00%, 6/1/2018......................................       225,000       230,987
                                                                        -----------
CAPITAL MARKETS -- 8.7%
Morgan Stanley
  6.75%, 4/15/2011.....................................       600,000       600,000
The Bear Stearns Cos LLC
  7.25%, 2/1/2018......................................       300,000       306,035
The Goldman Sachs Group, Inc.
  5.95%, 1/18/2018.....................................       675,000       613,406
                                                                        -----------
                                                                          1,519,441
                                                                        -----------
CHEMICALS -- 0.9%
E.I. du Pont de Nemours & Co.
  5.88%, 1/15/2014.....................................       150,000       158,595
                                                                        -----------
COMMERCIAL BANKS -- 12.6%
European Investment Bank:
  3.13%, 7/15/2011.....................................       600,000       614,274
  4.25%, 7/15/2013.....................................       525,000       556,825
Inter-American Development Bank
  3.25%, 11/15/2011....................................       450,000       462,987
Wachovia Corp.
  5.50%, 5/1/2013......................................       600,000       556,880
                                                                        -----------
                                                                          2,190,966
                                                                        -----------
COMPUTERS & PERIPHERALS -- 1.8%
International Business Machines Corp.
  5.70%, 9/14/2017.....................................       300,000       309,329
                                                                        -----------
DIVERSIFIED FINANCIAL SERVICES -- 19.3%
Bank of America Corp.
  4.90%, 5/1/2013......................................       825,000       743,247
Citigroup, Inc.
  5.50%, 4/11/2013.....................................     1,050,000       938,575
General Electric Capital Corp.:
  4.80%, 5/1/2013......................................     1,125,000     1,058,184
  5.63%, 5/1/2018......................................       150,000       129,128
International Lease Finance Corp.
  4.75%, 1/13/2012.....................................       450,000       267,750
Merrill Lynch & Co., Inc.
  6.88%, 4/25/2018.....................................       300,000       227,397
                                                                        -----------
                                                                          3,364,281
                                                                        -----------
ELECTRIC UTILITIES -- 1.6%
Commonwealth Edison Co.
  5.80%, 3/15/2018.....................................       300,000       282,226
                                                                        -----------
FOOD & STAPLES RETAILING -- 1.7%
Wal-Mart Stores, Inc.
  3.00%, 2/3/2014......................................       300,000       299,627
                                                                        -----------
FOOD PRODUCTS -- 1.8%
Kraft Foods, Inc.
  5.63%, 11/1/2011.....................................       300,000       313,689
                                                                        -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Baxter International, Inc.
  4.00%, 3/1/2014......................................       150,000       152,832
                                                                        -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
Humana, Inc.
  7.20%, 6/15/2018.....................................       150,000       121,661
                                                                        -----------
INSURANCE -- 0.7%
American International Group, Inc.
  5.85%, 1/16/2018.....................................       300,000       114,000
                                                                        -----------
MACHINERY -- 2.2%
Caterpillar Financial Services Corp.
  6.20%, 9/30/2013.....................................       225,000       220,888
John Deere Capital Corp.
  7.00%, 3/15/2012.....................................       150,000       160,897
                                                                        -----------
                                                                            381,785
                                                                        -----------
MEDIA -- 5.7%
Comcast Corp.
  5.70%, 5/15/2018.....................................       675,000       632,066
News America, Inc.
  6.90%, 3/1/2019(a)...................................       150,000       138,332
Time Warner Cable, Inc.
  6.20%, 7/1/2013......................................       225,000       217,037
                                                                        -----------
                                                                            987,435
                                                                        -----------
METALS & MINING -- 2.3%
BHP Billiton Finance USA Ltd.
  5.50%, 4/1/2014......................................       200,000       201,346
Rio Tinto Finance USA, Ltd.
  5.88%, 7/15/2013.....................................       225,000       198,000
                                                                        -----------
                                                                            399,346
                                                                        -----------
MULTI-UTILITIES -- 1.7%
MidAmerican Energy Holdings Co.
  5.75%, 4/1/2018......................................       300,000       295,057
                                                                        -----------
OIL, GAS & CONSUMABLE FUELS -- 6.8%
Conoco Funding Co.
  6.35%, 10/15/2011....................................       375,000       403,069
Kinder Morgan Energy Partners LP
  6.00%, 2/1/2017......................................       250,000       233,373
Petrobras International Finance Co.
  8.38%, 12/10/2018....................................       225,000       245,250
XTO Energy, Inc.
  5.75%, 12/15/2013....................................       300,000       299,639
                                                                        -----------
                                                                          1,181,331
                                                                        -----------
PHARMACEUTICALS -- 2.7%
Abbott Laboratories
  5.60%, 11/30/2017....................................       450,000       472,329
                                                                        -----------
REAL ESTATE INVESTMENT TRUST -- 1.1%
ERP Operating LP
  5.75%, 6/15/2017.....................................       225,000       182,250
                                                                        -----------
ROAD & RAIL -- 1.1%
Union Pacific Corp.
  5.13%, 2/15/2014.....................................       200,000       196,595
                                                                        -----------

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT        VALUE
--------------------                                       ----------   -----------
TOBACCO -- 0.9%
Altria Group, Inc.
  9.70%, 11/10/2018....................................    $  150,000   $   163,284
                                                                        -----------
WIRELESS TELECOMMUNICATION SERVICES -- 5.3%
AT&T, Inc.
  5.50%, 2/1/2018......................................       225,000       216,763
New Cingular Wireless Services, Inc.
  7.88%, 3/1/2011......................................       300,000       319,208
Verizon Communications, Inc.
  5.25%, 4/15/2013.....................................       375,000       382,816
                                                                        -----------
                                                                            918,787
                                                                        -----------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $15,686,753)...................................                  15,164,493
                                                                        -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 8.8%
Federal Republic of Brazil
  8.00%, 1/15/2018.....................................       400,000       436,500
Republic of Italy
  3.50%, 7/15/2011.....................................       600,000       612,870
United Mexican States
  5.88%, 1/15/2014.....................................       475,000       492,813
                                                                        -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS  --
  (Cost $1,521,319)....................................                   1,542,183
                                                                        -----------






SECURITY DESCRIPTION                                           SHARES        VALUE
--------------------                                         ----------   -----------

SHORT TERM INVESTMENTS -- 2.4%
MONEY MARKET FUND -- 2.4%
State Street Institutional Liquid
  Reserves Fund 0.57% (b)(c)
  (Cost $415,794)......................................         415,794   $   415,794
                                                                          -----------
TOTAL INVESTMENTS -- 98.3%
  (Cost $17,623,866)...................................                    17,122,470
OTHER ASSETS AND
  LIABILITIES -- 1.7%..................................                       291,626
                                                                          -----------
NET ASSETS -- 100.0%...................................                   $17,414,096
                                                                          ===========




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.79% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                           PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT       VALUE
--------------------                                       ---------   ----------
CORPORATE BONDS & NOTES -- 86.8%
AEROSPACE & DEFENSE -- 1.7%
Boeing Co.
  6.63%, 2/15/2038.....................................     $100,000   $  103,307
                                                                       ----------
CAPITAL MARKETS -- 4.2%
Morgan Stanley
  6.25%, 8/9/2026......................................      100,000       86,297
The Goldman Sachs Group, Inc.
  6.13%, 2/15/2033.....................................      200,000      167,277
                                                                       ----------
                                                                          253,574
                                                                       ----------
CHEMICALS -- 2.4%
E.I. du Pont de Nemours & Co.
  5.75%, 3/15/2019.....................................      150,000      146,218
                                                                       ----------
COMMERCIAL BANKS -- 2.2%
JPMorgan Chase & Co.
  6.40%, 5/15/2038.....................................      100,000       96,512
Wachovia Bank NA
  6.60%, 1/15/2038.....................................       50,000       38,446
                                                                       ----------
                                                                          134,958
                                                                       ----------
COMMERCIAL SERVICES & SUPPLIES -- 2.5%
Waste Management, Inc.
  7.38%, 3/11/2019.....................................      150,000      152,996
                                                                       ----------
COMMUNICATIONS EQUIPMENT -- 0.8%
Cisco Systems, Inc.
  5.90%, 2/15/2039.....................................       50,000       45,926
                                                                       ----------
COMPUTERS & PERIPHERALS -- 2.0%
International Business Machines Corp.
  8.00%, 10/15/2038....................................      100,000      117,762
                                                                       ----------
DIVERSIFIED FINANCIAL SERVICES -- 2.5%
Citigroup, Inc.
  6.88%, 3/5/2038......................................       50,000       42,122
General Electric Capital Corp.
  5.88%, 1/14/2038.....................................      150,000      106,391
                                                                       ----------
                                                                          148,513
                                                                       ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.1%
British Telecom PLC
  9.13%, 12/15/2030(a).................................      200,000      185,008
                                                                       ----------
ELECTRIC UTILITIES 11.5%
Appalachian Power Co.
  7.95%, 1/15/2020.....................................      200,000      203,788
Consolidated Edison Co. of New York
  5.70%, 12/1/2036.....................................       50,000       42,781
Florida Power Corp.
  6.40%, 6/15/2038.....................................       50,000       52,222
MidAmerican Energy Holdings Co.
  6.50%, 9/15/2037.....................................       50,000       45,942
Pacific Gas & Electric Co.:
  6.05%, 3/1/2034......................................      200,000      196,895
  6.25%, 3/1/2039......................................      100,000       99,695
Pacificorp
  6.00%, 1/15/2039.....................................       50,000       48,826
                                                                       ----------
                                                                          690,149
                                                                       ----------
FOOD & STAPLES RETAILING -- 5.0%
Target Corp.
  7.00%, 1/15/2038.....................................      100,000       92,767
The Kroger Co.
  7.50%, 4/1/2031......................................      100,000      108,867
Wal-Mart Stores, Inc.
  5.88%, 4/5/2027......................................      100,000      100,029
                                                                       ----------
                                                                          301,663
                                                                       ----------
FOOD PRODUCTS -- 2.4%
Kraft Foods, Inc.
  6.88%, 1/26/2039.....................................      150,000      145,416
                                                                       ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
UnitedHealth Group, Inc.
  6.88%, 2/15/2038.....................................       50,000       44,085
                                                                       ----------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
McDonald's Corp.
  6.30%, 3/1/2038......................................       75,000       76,279
                                                                       ----------
INSURANCE -- 1.9%
MetLife, Inc.
  6.40%, 12/15/2036....................................      175,000       70,000
Travelers Cos., Inc.
  6.25%, 6/15/2037.....................................       50,000       44,998
                                                                       ----------
                                                                          114,998
                                                                       ----------
MEDIA -- 4.1%
Comcast Corp.
  6.95%, 8/15/2037.....................................      150,000      139,150
News America, Inc.
  6.65%, 11/15/2037....................................       25,000       18,949
Time Warner, Inc.
  7.63%, 4/15/2031.....................................      100,000       90,681
                                                                       ----------
                                                                          248,780
                                                                       ----------
METALS & MINING -- 1.1%
Rio Tinto Alcan, Inc.
  6.13%, 12/15/2033....................................      100,000       66,000
                                                                       ----------
OIL, GAS & CONSUMABLE FUELS -- 18.8%
Anadarko Petroleum Corp.
  8.70%, 3/15/2019.....................................      150,000      149,586
Canadian Natural Resources, Ltd.
  6.25%, 3/15/2038.....................................       50,000       37,021
Conoco Funding Co.
  7.25%, 10/15/2031....................................      100,000      101,983
Conoco, Inc.
  6.95%, 4/15/2029.....................................      100,000       98,696
Pemex Project Funding Master Trust
  6.63%, 6/15/2035.....................................      150,000      109,125
Petroleos Mexicanos
  8.00%, 5/3/2019(b)...................................      100,000       97,375
Shell International Finance
  6.38%, 12/15/2038....................................      100,000      103,426
Southern Natural Gas, Co.
  8.00%, 3/1/2032......................................      100,000       92,415
Trans-Canada Pipelines
  7.63%, 1/15/2039.....................................      100,000       98,279
Weatherford International Ltd.
  9.63%, 3/1/2019......................................      100,000      102,780
Williams Cos., Inc.
  7.63%, 7/15/2019.....................................      150,000      139,500
                                                                       ----------
                                                                        1,130,186
                                                                       ----------

SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT       VALUE
--------------------                                       ---------   ----------
PHARMACEUTICALS -- 6.5%
Abbott Laboratories
  5.13%, 4/1/2019......................................     $150,000   $  150,398
Bristol-Myers Squibb Co.
  5.88%, 11/15/2036....................................      100,000       94,184
Eli Lilly & Co.
  5.50%, 3/15/2027.....................................      100,000       94,837
GlaxoSmithKline Capital, Inc.
  6.38%, 5/15/2038.....................................       50,000       50,013
                                                                       ----------
                                                                          389,432
                                                                       ----------
ROAD & RAIL -- 2.1%
CSX Corp.
  7.45%, 4/1/2038......................................      150,000      123,924
                                                                       ----------
TOBACCO -- 1.7%
Altria Group, Inc.
  9.95%, 11/10/2038....................................      100,000       99,297
                                                                       ----------
WIRELESS TELECOMMUNICATION SERVICES -- 8.3%
AT&T Corp.
  8.00%, 11/15/2031....................................      150,000      162,007
AT&T, Inc.
  6.30%, 1/15/2038.....................................      100,000       88,872
Verizon Communications
  7.75%, 12/1/2030.....................................      150,000      151,991
Vodafone Group PLC
  6.15%, 2/27/2037.....................................      100,000       94,018
                                                                       ----------
                                                                          496,888
                                                                       ----------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $5,218,900)....................................                 5,215,359
                                                                       ----------
FOREIGN GOVERNMENT OBLIGATIONS -- 8.9%
Federal Republic of Brazil:
  7.13%, 1/20/2037.....................................      100,000      100,250
  10.13%, 5/15/2027....................................      100,000      127,000
Republic of Peru
  7.35%, 7/21/2025.....................................      100,000      100,500
United Mexican States:
  6.75%, 9/27/2034.....................................      100,000       94,000
  8.30%, 8/15/2031.....................................      100,000      110,750
                                                                       ----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $547,821)......................................                   532,500
                                                                       ----------
U.S. TREASURY OBLIGATIONS -- 2.0%
Treasury Bonds
  3.50%, 2/15/2039
  (Cost $120,044)......................................      125,000      123,506
                                                                       ----------



SECURITY DESCRIPTION                                         SHARES       VALUE
--------------------                                       ---------   ----------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
State Street Institutional Liquid
  Reserves Fund 0.57% (c)(d)
  (Cost $39,962).......................................       39,962   $   39,962
                                                                       ----------
TOTAL INVESTMENTS -- 98.4%
  (Cost $5,926,727)....................................                 5,911,327
OTHER ASSETS AND
  LIABILITIES -- 1.6%..................................                    98,890
                                                                       ----------
NET ASSETS -- 100.0%...................................                $6,010,217
                                                                       ==========




(a) Step up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.62% of net assets as of March 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                            PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT        VALUE
--------------------                                       ----------   -----------
U.S. AGENCY MBS TBA -- 98.7%
Fannie Mae
  5.00% 15YR TBA.......................................    $  250,000   $   259,062
  5.50% 30YR TBA.......................................     1,500,000     1,556,250
  6.00% 15YR TBA.......................................       100,000       104,719
  6.50% 30YR TBA.......................................       300,000       315,797
Freddie Mac
  4.50% 15YR TBA.......................................       250,000       257,109
  4.50% 30YR TBA.......................................       200,000       204,047
  5.00% 30YR TBA.......................................       700,000       721,383
  5.50% 15YR TBA.......................................       100,000       104,234
  6.00% 30YR TBA.......................................     1,000,000     1,045,000
Ginnie Mae
  5.00% 30YR TBA.......................................       100,000       103,609
  5.50% 30YR TBA.......................................       200,000       208,094
  6.00% 30YR TBA.......................................       200,000       208,969
  6.50% 30YR TBA.......................................       100,000       104,891
                                                                        -----------
TOTAL U.S. AGENCY MBS TBA --
  (Cost $5,116,719)....................................                   5,193,164
                                                                        -----------


                                                             SHARES
                                                           ----------
SHORT TERM INVESTMENTS -- 99.0%
MONEY MARKET FUND -- 99.0%
State Street Institutional Liquid
  Reserves Fund 0.57% (a)(b)(c)
  (Cost $5,212,428)....................................     5,212,428     5,212,428
                                                                        -----------
TOTAL INVESTMENTS -- 197.7%
  (Cost $10,329,147)...................................                  10,405,592
OTHER ASSETS AND LIABILITIES -- (97.7)%................                  (5,142,712)
                                                                        -----------
NET ASSETS -- 100.0%...................................                 $ 5,262,880
                                                                        ===========




(a) Security or a portion of the security has been designated as collateral for TBA securities.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
TBA = To Be Announced

SPDR SERIES TRUST
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of the security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

Effective July 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

     - Level 1 -- quoted prices in active markets for identical investments

     - Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Funds' investments, as of March 31, 2009:

                                                              LEVEL 2 -         LEVEL 3 -
                                             LEVEL 1 -    OTHER SIGNIFICANT    SIGNIFICANT
                                              QUOTED          OBSERVABLE      UNOBSERVABLE
SPDR SERIES TRUST                             PRICES            INPUTS           INPUTS           TOTAL
-----------------                          ------------   -----------------   ------------   --------------
SPDR Dow Jones Total Market ETF..........  $134,770,678     $       36,195         $--       $  134,806,873
SPDR Dow Jones Large Cap ETF.............    30,601,924                 --          --           30,601,924
SPDR Dow Jones Large Cap Growth ETF......   155,036,782                 --          --          155,036,782
SPDR Dow Jones Large Cap Value ETF.......    86,641,863                 --          --           86,641,863
SPDR Dow Jones Mid Cap ETF...............    25,692,009                 --          --           25,692,009
SPDR Dow Jones Mid Cap Growth ETF........    40,664,644                 --          --           40,664,644

SPDR SERIES TRUST
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              LEVEL 2 -         LEVEL 3 -
                                             LEVEL 1 -    OTHER SIGNIFICANT    SIGNIFICANT
                                              QUOTED          OBSERVABLE      UNOBSERVABLE
SPDR SERIES TRUST                             PRICES            INPUTS           INPUTS           TOTAL
-----------------                          ------------   -----------------   ------------   --------------
SPDR Dow Jones Mid Cap Value ETF.........    11,535,314                 --          --           11,535,314
SPDR Dow Jones Small Cap ETF.............    19,070,171                 --           2           19,070,173
SPDR Dow Jones Small Cap Growth ETF......    87,852,789                 --          --           87,852,791
SPDR Dow Jones Small Cap Value ETF.......    65,812,979                 --          23           65,812,979
SPDR DJ Global Titans ETF................    77,596,538                 --          --           77,596,538
SPDR Dow Jones REIT ETF..................   823,324,673                 --          --          823,324,673
SPDR KBW Bank ETF........................   700,983,063                 --          --          700,983,063
SPDR KBW Capital Markets ETF.............    56,178,791                 --          --           56,178,791
SPDR KBW Insurance ETF...................    79,420,986                 --          --           79,420,986
SPDR Morgan Stanley Technology ETF.......   163,838,993                 --          --          163,838,993
SPDR S&P Dividend ETF....................   591,510,269                 --          --          591,510,269
SPDR S&P Biotech ETF.....................   574,367,827                 --          --          574,367,827
SPDR S&P Homebuilders ETF................   620,124,340                 --          --          620,124,340
SPDR S&P Metals & Mining ETF.............   349,328,574                 --          --          349,328,574
SPDR S&P Oil & Gas Equipment & Services
  ETF....................................   140,303,972                 --          --          140,303,972
SPDR S&P Oil & Gas Exploration &
  Production ETF.........................   256,220,398                 --          --          256,220,398
SPDR S&P Pharmaceuticals ETF.............    57,291,603                 --          --           57,291,603
SPDR S&P Retail ETF......................   199,988,200                 --          --          199,988,200
SPDR S&P Semiconductor ETF...............    70,357,603                 --          --           70,357,603
SPDR KBW Regional Bank ETF...............   615,946,677                 --          --          615,946,677
SPDR Barclays Capital 1-3 Month T-Bill
  ETF....................................       852,821      1,026,463,623          --        1,027,316,444
SPDR Barclays Capital TIPS ETF...........    43,505,306        186,636,117          --          230,141,423
SPDR Barclays Capital Intermediate Term
  Treasury ETF...........................    27,133,460        116,740,251          --          143,873,711
SPDR Barclays Capital Long Term Treasury
  ETF....................................     3,224,219         11,831,699          --           15,055,918
SPDR Barclays Capital Aggregate Bond
  ETF....................................   102,509,494        182,876,684          --          285,386,178
SPDR Barclays Capital Municipal Bond
  ETF....................................    10,326,836        493,899,743          --          504,226,579
SPDR Barclays Capital California
  Municipal Bond ETF.....................        73,953         29,263,754          --           29,337,707
SPDR Barclays Capital New York Municipal
  Bond ETF...............................       336,041         12,244,612          --           12,580,653
SPDR Barclays Capital Short Term
  Municipal Bond ETF.....................    10,579,145        358,524,311          --          369,103,456
SPDR DB International Government
  Inflation-Protected Bond ETF...........     3,026,791        228,151,101          --          231,177,892
SPDR Barclays Capital International
  Treasury Bond ETF......................    46,520,005        829,009,614          --          875,529,619
SPDR Barclays Capital High Yield Bond
  ETF....................................     5,623,693        991,177,367          --          996,801,060
SPDR Barclays Capital Short Term
  International Treasury Bond ETF........       560,152          5,787,778          --            6,347,930
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF........................       415,794         16,706,676          --           17,122,470
SPDR Barclays Capital Long Term Credit
  Bond ETF...............................        39,962          5,871,365          --            5,911,327
SPDR Barclays Capital Mortgage Backed
  Bond ETF...............................     5,212,428          5,193,164          --           10,405,592



                                                                         LEVEL 2 -         LEVEL 3 -
                                                    LEVEL 1 -        OTHER SIGNIFICANT    SIGNIFICANT
SPDR SERIES TRUST -- OTHER FINANCIAL                 QUOTED              OBSERVABLE      UNOBSERVABLE
INSTRUMENTS *                                        PRICES                INPUTS           INPUTS       TOTAL
------------------------------------          --------------------   -----------------   ------------   ------
SPDR Barclays Capital International Treasury
  Bond ETF..................................                 --            35,496             --        35,496


--------

* Other financial instruments are derivative instruments not reflected in the Schedule of investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SPDR SERIES TRUST
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the period ended March 31, 2009:

                                                                                                              NET CHANGE IN
                                                         REALIZED                                              UNREALIZED
                                                        GAIN (LOSS)                                          (DEPRECIATION)
                                          ACCRETED     AND CHANGE IN                                              FROM
                                          DISCOUNTS     UNREALIZED        NET                      BALANCE     INVESTMENTS
                           BALANCES AT   (AMORTIZED    APPRECIATION    PURCHASES   NET TRANSFERS      AT      STILL HELD AT
                             6/30/08      PREMIUMS)   (DEPRECIATION)    (SALES)    IN AND/OR OUT   3/31/09       3/31/09
                           -----------   ----------   --------------   ---------   -------------   -------   --------------
SPDR Dow Jones Small Cap
  ETF....................      $--           $--            $--           $--           $ 2          $ 2           $ 2
SPDR Dow Jones Small Cap
  Growth ETF.............       --            --             --            --            --           --            --
SPDR Dow Jones Small Cap
  Value ETF                     --            --             --            --            23           23            23


In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at March 31, 2009 and for the period then ended are:

                                              PURCHASED                    SOLD
                          VALUE AT    ------------------------   ------------------------     VALUE AT                 REALIZED
FUND                      6/30/08         COST         SHARES      PROCEEDS       SHARES      3/31/09      INCOME    GAIN/(LOSS)
----                    -----------   ------------   ---------   ------------   ---------   -----------   --------   -----------
SPDR Dow Jones Total
  Market ETF..........  $   202,720   $    159,121       3,881   $     26,568         665   $   196,500   $  2,959   $     1,750
SPDR Dow Jones Large
  Cap ETF.............       19,645         39,250       1,069            469          19        41,768        427        (1,037)
SPDR Dow Jones Large
  Cap Growth ETF......    1,165,962             --          --      1,101,557      18,221            --      4,373      (107,989)
SPDR Dow Jones Large
  Cap Value ETF.......           --        620,614      11,575         81,504       2,657       274,496      4,454       (57,008)
SPDR KBW Bank ETF.....   46,475,809    137,250,199   2,970,770    130,445,492   2,840,204    26,374,274    514,870    (9,435,069)
SPDR KBW Capital
  Markets ETF.........    9,860,027     32,737,133     650,859     33,861,097     701,122     3,195,703     89,675    (3,294,221)


Each Fund may invest in the shares of certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund") and State Street Institutional Tax Free Money Market Fund ("Tax Free Money Market Fund"), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio, respectively, each a series of State Street Master Funds ("Master Portfolio"). The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month.

SPDR SERIES TRUST
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund of the Adviser. Amounts relating to these investments at March 31, 2009 and for the period then ended are:

                                                   PURCHASED                              SOLD
                          VALUE AT     ---------------------------------   ---------------------------------      VALUE AT
FUND                      6/30/08            COST             SHARES           PROCEEDS           SHARES          3/31/09
----                   -------------   ---------------   ---------------   ---------------   ---------------   -------------
SPDR Dow Jones Total
  Market ETF.........   $ 21,262,511    $  116,791,633      116,791,633     $  131,887,067      131,887,067     $  6,167,077
SPDR Dow Jones Large
  Cap ETF............      1,832,154        27,214,556       27,214,556         22,554,604       22,554,604        6,492,106
SPDR Dow Jones Large
  Cap Growth ETF.....     20,052,330       148,498,681      148,498,681        156,683,730      156,683,730       11,867,281
SPDR Dow Jones Large
  Cap Value ETF......     12,921,394       140,975,102      140,975,102        150,753,828      150,753,828        3,142,668
SPDR Dow Jones Mid
  Cap ETF............      5,859,846        24,092,185       24,092,185         24,321,353       24,321,353        5,630,678
SPDR Dow Jones Mid
  Cap Growth ETF.....     12,388,543        34,778,588       34,778,588         38,155,326       38,155,326        9,011,805
SPDR Dow Jones Mid
  Cap Value ETF......      2,862,416         9,599,478        9,599,478          9,932,800        9,932,800        2,529,094
SPDR Dow Jones Small
  Cap ETF............      3,968,716        13,805,560       13,805,560         13,535,863       13,535,863        4,238,413
SPDR Dow Jones Small
  Cap Growth ETF.....     24,685,849        77,632,181       77,632,181         82,644,972       82,644,972       19,673,058
SPDR Dow Jones Small
  Cap Value ETF......     25,747,911        99,467,629       99,467,629        111,419,596      111,419,596       13,795,944
SPDR DJ Global Titans
  ETF................      9,222,538       212,972,817      212,972,817        214,656,850      214,656,850        7,538,505
SPDR Dow Jones REIT
  ETF................    125,989,046     1,193,135,132    1,193,135,132      1,209,322,010    1,209,322,010      109,802,168
SPDR KBW Bank ETF....     99,463,820       967,006,621      967,006,621        939,801,925      939,801,925      126,668,516
SPDR KBW Capital
  Markets ETF........     26,491,439       175,202,318      175,202,318        194,950,412      194,950,412        6,743,345
SPDR KBW Insurance
  ETF................     10,865,370       197,474,650      197,474,650        189,477,646      189,477,646       18,862,374
SPDR Morgan Stanley
  Technology ETF.....     19,361,762       279,624,802      279,624,802        276,117,203      276,117,203       22,869,361
SPDR S&P Dividend
  ETF................     48,339,022       467,235,071      467,235,071        392,050,618      392,050,618      123,523,475
SPDR S&P Biotech
  ETF................     72,559,744       558,538,595      558,538,595        512,373,041      512,373,041      118,725,298
SPDR S&P Homebuilders
  ETF................    134,901,443       818,661,315      818,661,315        817,327,127      817,327,127      136,235,631
SPDR S&P Metals &
  Mining ETF.........     94,876,401       459,593,958      459,593,958        477,757,288      477,757,288       76,713,071
SPDR S&P Oil & Gas
  Equipment &
  Services ETF.......     34,443,666       186,377,232      186,377,232        200,286,348      200,286,348       20,534,550
SPDR S&P Oil & Gas
  Exploration &
  Production ETF.....     38,608,950       324,143,447      324,143,447        326,404,690      326,404,690       36,347,707
SPDR S&P
  Pharmaceuticals
  ETF................      2,523,940        57,031,115       57,031,115         46,922,684       46,922,684       12,632,371
SPDR S&P Retail ETF..     28,405,647       692,600,188      692,600,188        707,233,537      707,233,537       13,772,298
SPDR S&P
  Semiconductor ETF..     10,428,550        43,019,600       43,019,600         37,966,962       37,966,962       15,481,188
SPDR KBW Regional
  Bank ETF...........    170,496,072       926,596,461      926,596,461        957,867,886      957,867,886      139,224,647
SPDR Barclays Capital
  1-3 Month T-Bill
  ETF................     73,495,181     1,992,394,555    1,992,394,555      2,065,889,736    2,065,889,736               --
SPDR Barclays Capital
  TIPS ETF...........     26,647,080       121,687,366      121,687,366        104,907,170      104,907,170       43,427,276
SPDR Barclays Capital
  Intermediate Term
  Treasury ETF.......     12,637,933        48,243,158       48,243,158         33,872,196       33,872,196       27,008,895
SPDR Barclays Capital
  Long Term Treasury
  ETF................      3,014,608        24,141,348       24,141,348         23,937,328       23,937,328        3,218,628
SPDR Barclays Capital
  Aggregate Bond
  ETF................     19,106,254        85,373,022       85,373,022         77,345,688       77,345,688       27,133,588
SPDR DB International
  Government
  Inflation-Protected
  Bond ETF...........      1,449,068         7,418,884        7,418,884          5,905,676        5,905,676        2,962,276
SPDR Barclays Capital
  International
  Treasury Bond ETF..             --        44,921,593       44,921,593         30,300,543       30,300,543       14,621,050
                                           REALIZED
FUND                       INCOME        GAIN/(LOSS)
----                   -------------   ---------------
SPDR Dow Jones Total
  Market ETF.........    $  160,914          $--
SPDR Dow Jones Large
  Cap ETF............        30,162           --
SPDR Dow Jones Large
  Cap Growth ETF.....       186,110           --
SPDR Dow Jones Large
  Cap Value ETF......       111,407           --
SPDR Dow Jones Mid
  Cap ETF............        47,613           --
SPDR Dow Jones Mid
  Cap Growth ETF.....        75,392           --
SPDR Dow Jones Mid
  Cap Value ETF......        21,184           --
SPDR Dow Jones Small
  Cap ETF............        46,837           --
SPDR Dow Jones Small
  Cap Growth ETF.....       241,753           --
SPDR Dow Jones Small
  Cap Value ETF......       206,425           --
SPDR DJ Global Titans
  ETF................       100,782           --
SPDR Dow Jones REIT
  ETF................     1,497,738           --
SPDR KBW Bank ETF....     1,948,427           --
SPDR KBW Capital
  Markets ETF........       127,595           --
SPDR KBW Insurance
  ETF................       102,001           --
SPDR Morgan Stanley
  Technology ETF.....       184,187           --
SPDR S&P Dividend
  ETF................       646,738           --
SPDR S&P Biotech
  ETF................       899,501           --
SPDR S&P Homebuilders
  ETF................     2,063,488           --
SPDR S&P Metals &
  Mining ETF.........       443,376           --
SPDR S&P Oil & Gas
  Equipment &
  Services ETF.......       147,471           --
SPDR S&P Oil & Gas
  Exploration &
  Production ETF.....       222,528           --
SPDR S&P
  Pharmaceuticals
  ETF................        89,493           --
SPDR S&P Retail ETF..       817,256           --
SPDR S&P
  Semiconductor ETF..        54,965           --
SPDR KBW Regional
  Bank ETF...........     3,362,864           --
SPDR Barclays Capital
  1-3 Month T-Bill
  ETF................     1,312,422           --
SPDR Barclays Capital
  TIPS ETF...........       299,697           --
SPDR Barclays Capital
  Intermediate Term
  Treasury ETF.......       209,823           --
SPDR Barclays Capital
  Long Term Treasury
  ETF................        45,264           --
SPDR Barclays Capital
  Aggregate Bond
  ETF................       221,892           --
SPDR DB International
  Government
  Inflation-Protected
  Bond ETF...........        14,510           --
SPDR Barclays Capital
  International
  Treasury Bond ETF..        35,659           --

SPDR SERIES TRUST
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds listed below have invested in an affiliated company, State Street Institutional Liquid Reserves Fund. Amounts relating to these investments at March 31, 2009 and for the period then ended are:

                                               PURCHASED                      SOLD
                           VALUE AT    -------------------------   -------------------------     VALUE AT                 REALIZED
FUND                       6/30/08         COST         SHARES       PROCEEDS       SHARES       3/31/09      INCOME    GAIN/(LOSS)
----                     -----------   -----------   -----------   -----------   -----------   -----------   --------   -----------
SPDR Barclays Capital
  1-3 Month T-Bill
  ETF..................  $   327,088    67,944,423    67,944,423    67,418,690    67,418,690   $   852,821   $  9,753       $--
SPDR Barclays Capital
  Intermediate Term
  Treasury ETF.........       89,760     4,225,308     4,225,308     4,190,503     4,190,503       124,565      2,468        --
SPDR Barclays Capital
  Long Term Treasury
  ETF..................          331     1,161,913     1,161,913     1,156,653     1,156,653         5,591        685        --
SPDR Barclays Capital
  TIPS ETF.............       12,260     3,237,409     3,237,409     3,171,639     3,171,639        78,030      2,834        --
SPDR Barclays Capital
  Aggregate Bond ETF...    3,112,372   145,584,458   145,584,458    73,320,924    73,320,924    75,375,906    328,598        --
SPDR Barclays Capital
  International
  Treasury Bond ETF....   18,968,224   125,307,896   125,307,896   112,377,165   112,377,165    31,898,955    390,789        --
SPDR Barclays Capital
  High Yield Bond ETF..    6,684,245   361,460,425   361,460,425   362,520,977   362,520,977     5,623,693    211,856        --
SPDR DB International
  Government Inflation-
  Protected Bond ETF...       51,056    36,373,291    36,373,291    36,359,832    36,359,832        64,515     12,130        --
SPDR Barclays Capital
  Mortgage Backed Bond
  ETF..................            0     5,460,108     5,460,108       247,680       247,680     5,212,428      8,072        --
SPDR Barclays Capital
  Intermediate Term
  Credit Bond ETF......            0     1,501,424     1,501,424     1,085,630     1,085,630       415,794        614        --
SPDR Barclays Capital
  Short Term
  International
  Treasury Bond ETF....            0       617,171       617,171        57,019        57,019       560,152        825        --
SPDR Barclays Capital
  Long Term Credit Bond
  ETF..................            0     1,725,083     1,725,083     1,685,121     1,685,121        39,962        118        --


The Funds listed below have invested in an affiliated company, State Street Institutional Tax Free Money Market Fund. Amounts relating to these investments at March 31, 2009 and for the period then ended are:

                                                  PURCHASED                      SOLD
                             VALUE AT    --------------------------   --------------------------     VALUE AT
FUND                          6/30/08        COST          SHARES       PROCEEDS        SHARES       3/31/09
----                        ----------   ------------   -----------   ------------   -----------   -----------
SPDR Barclays Capital
  Short Term Municipal
  Bond ETF................  $6,086,569   $206,484,360   206,484,360   $201,991,784   201,991,784   $10,579,145
SPDR Barclays Capital
  California Municipal
  ETF.....................      43,702     15,289,480    15,289,480     15,259,229    15,259,229        73,953
SPDR Barclays Capital New
  York Municipal ETF......     283,700      2,562,473     2,562,473      2,510,132     2,510,132       336,041
SPDR Barclays Capital
  Municipal Bond ETF......     612,570    200,884,713   200,884,713    191,170,447   191,170,447    10,326,836
                                         REALIZED
FUND                         INCOME    GAIN/(LOSS)
----                        --------   -----------
SPDR Barclays Capital
  Short Term Municipal
  Bond ETF................  $103,332       $--
SPDR Barclays Capital
  California Municipal
  ETF.....................    13,400        --
SPDR Barclays Capital New
  York Municipal ETF......     5,462        --
SPDR Barclays Capital
  Municipal Bond ETF......    94,792        --


5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2009 were as follows:

                                                                  GROSS           GROSS        NET UNREALIZED
                                                               UNREALIZED      UNREALIZED       APPRECIATION
                                            IDENTIFIED COST   APPRECIATION    DEPRECIATION     (DEPRECIATION)
                                            ---------------   ------------   --------------   ---------------
SPDR Dow Jones Total Market ETF...........   $  182,885,263    $ 3,871,558   $   51,949,948   $   (48,078,390)
SPDR Dow Jones Large Cap ETF..............       35,574,879        315,038        5,287,993        (4,972,955)
SPDR Dow Jones Large Cap Growth ETF.......      227,656,629      1,350,900       73,970,747       (72,619,847)
SPDR Dow Jones Large Cap Value ETF........      126,657,660        850,544       40,866,341       (40,015,797)
SPDR Dow Jones Mid Cap ETF................       32,859,379        329,498        7,496,868        (7,167,370)
SPDR Dow Jones Mid Cap Growth ETF.........       50,979,847        581,687       10,896,890       (10,315,203)
SPDR Dow Jones Mid Cap Value ETF..........       14,558,083        171,303        3,194,072        (3,022,769)
SPDR Dow Jones Small Cap ETF..............       27,979,923        242,775        9,152,525        (8,909,750)
SPDR Dow Jones Small Cap Growth ETF.......      132,384,805      1,191,655       45,723,669       (44,532,014)
SPDR Dow Jones Small Cap Value ETF........      109,303,107        786,524       44,276,652       (43,490,128)

SPDR SERIES TRUST
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  GROSS           GROSS        NET UNREALIZED
                                                               UNREALIZED      UNREALIZED       APPRECIATION
                                            IDENTIFIED COST   APPRECIATION    DEPRECIATION     (DEPRECIATION)
                                            ---------------   ------------   --------------   ---------------
SPDR DJ Global Titans ETF.................      117,189,137        255,383       39,847,982       (39,592,599)
SPDR Dow Jones REIT ETF...................    1,836,259,399             --    1,012,934,726    (1,012,934,726)
SPDR KBW Bank ETF.........................    1,412,350,462         20,448      711,387,847      (711,367,399)
SPDR KBW Capital Markets ETF..............      101,649,897         49,949       45,521,055       (45,471,106)
SPDR KBW Insurance ETF....................      117,473,272        301,052       38,353,338       (38,052,286)
SPDR Morgan Stanley Technology ETF........      241,123,474      1,536,209       78,820,690       (77,284,481)
SPDR S&P Dividend ETF.....................      670,465,017      4,534,185       83,488,933       (78,954,748)
SPDR S&P Biotech ETF......................      655,740,404      8,968,590       90,341,167       (81,372,577)
SPDR S&P Homebuilders ETF.................      603,635,569     23,816,343        7,327,572        16,488,771
SPDR S&P Metals & Mining ETF..............      508,375,811      5,451,527      164,498,764      (159,047,237)
SPDR S&P Oil & Gas Equipment & Services
  ETF.....................................      221,560,681        138,035       81,394,744       (81,256,709)
SPDR S&P Oil & Gas Exploration &
  Production ETF..........................      364,560,701             --      108,340,303      (108,340,303)
SPDR S&P Pharmaceuticals ETF..............       59,063,394      2,832,945        4,604,736        (1,771,791)
SPDR S&P Retail ETF.......................      203,294,654      1,554,306        4,860,760        (3,306,454)
SPDR S&P Semiconductor ETF................       73,737,563        892,941        4,272,901        (3,379,960)
SPDR KBW S&P Regional Banking ETF.........      927,700,651        989,216      312,743,190      (311,753,974)
SPDR Barclays Capital 1-3 Month T-Bill
  ETF.....................................    1,027,289,874         26,570               --            26,570
SPDR Barclays Capital TIPS ETF............      227,361,012      2,780,411               --         2,780,411
SPDR Barclays Capital Intermediate Term
  Treasury ETF............................      140,524,658      3,381,448           32,395         3,349,053
SPDR Barclays Capital Long Term Treasury
  ETF.....................................       14,376,994        678,924               --           678,924
SPDR Barclays Capital Aggregate Bond ETF..      285,302,948      3,756,841        3,673,611            83,230
SPDR Barclays Capital Municipal Bond ETF..      501,149,930      8,738,987        5,662,338         3,076,649
SPDR Barclays Capital California Municipal
  Bond ETF................................       29,728,110        346,096          736,499          (390,403)
SPDR Barclays Capital New York Municipal
  Bond ETF................................       12,767,569        182,795          369,711          (186,916)
SPDR Barclays Capital Short Term Municipal
  Bond ETF................................      361,427,429      7,758,098           82,071         7,676,027
SPDR DB International Government
  Inflation-Protected Bond ETF............      268,271,438        946,336       38,039,882       (37,093,546)
SPDR Barclays Capital International
  Treasury Bond ETF.......................      909,741,083     17,428,992       51,640,456       (34,211,464)
SPDR Barclays Capital High Yield Bond
  ETF.....................................    1,140,640,328     13,465,007      157,304,275      (143,839,268)
SPDR Barclays Capital Short Term
  International Treasury Bond ETF.........        6,388,692         98,617          139,379           (40,762)
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.........................       17,623,866         46,820          548,216          (501,396)
SPDR Barclays Capital Long Term Credit
  Bond ETF................................        5,926,727         70,826           86,226           (15,400)
SPDR Barclays Capital Mortgage Backed Bond
  ETF.....................................       10,329,147         76,445               --            76,445


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR Series Trust

By:  /s/ James E. Ross
     --------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     --------------------
     Gary L. French
     Treasurer


Date: May 22, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ James E. Ross
     --------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     --------------------
     Gary L. French
     Treasurer


Date: May 22, 2009